UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2008

Date of reporting period: April 30, 2008

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

April 30, 2008

Security	Shares	Value

COMMON STOCKS—96.97%

AUSTRALIA—6.28%
ABB Grain Ltd.	4,874	$45,884
Arrow Energy Ltd.(a)	9,218	20,327
Australian Worldwide Exploration Ltd.(a)	9,904	34,066
Babcock & Brown Japan Property Trust	34,416	38,107
Babcock & Brown Wind Partners Ltd.	17,814	26,523
Beach Petroleum Ltd.	19,806	22,584
Bradken Ltd.	2,390	18,581
Centennial Coal Co. Ltd.(b)	7,338	31,186
ConnectEast Group	30,370	38,779
David Jones Ltd.	8,144	26,784
Dyno Nobel Ltd.	12,260	33,851
Energy World Corp. Ltd.(a)	6,260	8,259
Equigold NL	5,284	19,519
FKP Property Group	7,242	24,227
Healthscope Ltd.	5,446	27,867
Independence Group NL	2,698	21,128
ING Industrial Fund	15,384	30,299
IOOF Holdings Ltd.	3,692	19,344
JB Hi-Fi Ltd.	3,212	27,544
Just Group Ltd.	4,522	17,045
Kagara Ltd.	6,214	27,991
Macarthur Coal Ltd.	2,820	45,469
Macquarie Leisure Trust Group	14,972	33,861
Monadelphous Group Ltd.	1,734	21,912
Mount Gibson Iron Ltd.(a)	8,670	23,939
Murchison Metals Ltd.(a)(b)	5,212	22,200
Nexus Energy Ltd.(a)	7,924	11,051
Octaviar Ltd.(b)(c)	8,924	8,325
Pacific Brands Ltd.	10,626	19,776
Pan Australian Resources Ltd.(a)	23,292	25,900
Primary Health Care Ltd.	6,496	38,382
Queensland Gas Co. Ltd.(a)	8,300	37,778
Riversdale Mining Ltd.(a)	2,926	22,059
Roc Oil Co. Ltd.(a)(b)	10,370	20,619
Seek Ltd.	3,770	17,763
Silex Systems Ltd.(a)	3,396	18,529
Sino Gold Mining Ltd.(a)	5,046	23,823
St. Barbara Ltd.(a)	12,982	8,502
Straits Resources Ltd.	4,668	30,000
Sunland Group Ltd.	6,270	16,839
Transfield Services Ltd.	2,830	34,136
Transpacific Industries Group Ltd.	2,874	23,481
United Group Ltd.	2,312	31,068
Western Areas NL(a)	2,432	22,162

		1,117,469
AUSTRIA—1.56%
Andritz AG	800	47,604
bwin Interactive Entertainment AG(a)	444	14,385
BWT AG	534	23,187

Intercell AG(a)	760	32,184
Oesterreichische Post AG	696	30,937
Palfinger AG	730	27,129
RHI AG(a)	1,108	47,870
Schoeller-Bleckmann Oilfield Equipment AG	304	26,500
UNIQA Versicherungen AG	978	27,621

		277,417
BELGIUM—1.67%
Ackermans & van Haaren NV	614	62,700
Compagnie Maritime Belge SA	260	18,131
Henex SA	400	30,204
NV Bekaert SA	404	61,037
Omega Pharma SA	478	20,845
Option NV(a)(b)	3,082	29,654
RHJ International SA(a)	3,268	42,993
Telenet Group Holding NV(a)	1,316	31,860

		297,424
DENMARK—2.16%
A/S Dampskibsselskabet TORM	758	24,827
ALK-Abello A/S	160	18,826
Bang & Olufsen A/S Class B(b)	342	19,692
DFDS A/S	212	31,358
DSV A/S	2,640	65,128
FLS Industries A/S Class B	632	66,716
Genmab A/S(a)	442	23,929
GN Store Nord A/S(a)	3,902	21,328
Simcorp A/S	100	19,944
Sydbank A/S	1,112	41,642
Topdanmark A/S(a)	284	50,065

		383,455
FINLAND—2.72%
Amer Sports OYJ Class A	1,960	34,177
Cargotec Corp. Class B	514	21,495
Citycon OYJ	4,994	29,001
Elisa OYJ Class A	1,660	37,371
Finnlines OYJ(a)	1,180	25,169
Huhtamaki OYJ	2,946	31,923
Konecranes OYJ	744	32,480
M-real OYJ Class B	4,526	13,036
Nokian Renkaat OYJ	1,434	61,017
Orion OYJ Class B	1,238	26,059
Outotec OYJ	444	27,782
Pohjola Bank PLC Class A	1,756	34,994
Uponor OYJ	1,344	29,044
Vaisala OYJ Class A	744	33,592
YIT OYJ	1,658	47,109

		484,249
FRANCE—6.09%
BioMerieux SA	344	37,490
Bollore SA	164	36,247
BOURBON SA	686	46,267
Clarins	410	27,065
Compagnie Plastic Omnium	480	17,039
Derichebourg	2,214	18,889
Etablissements Maurel et Prom	1,564	36,160
Eutelsat Communications(a)	1,194	35,227
Fimalac SA	332	19,983
Fonciere des Regions	312	47,458

Generale de Sante	614	13,966
Guyenne et Gascogne SA	318	54,510

Havas	6,714	28,746
IMS International Metal Service	560	22,520
Ipsos SA	1,040	35,622
M6-Metropole Television	1,710	39,588
Neopost SA	472	49,235
Nexans SA	314	41,710
Nexity	456	20,411
NicOx SA(a)	586	13,621
Rhodia SA(a)	1,280	26,664
Rubis SA	542	48,285
Saft Groupe SA	510	19,684
SCOR SE	2,144	51,806
Sechilienne-Sidec	586	46,438
Societe de la Tour Eiffel	180	25,746
Societe Immobiliere de Location pour l’Industrie et le Commerce	340	48,647
Soitec SA(a)	1,764	14,858
SR Teleperformance SA	1,106	45,631
TRIGANO SA	606	20,379
Ubisoft Entertainment(a)	546	54,914
Zodiac SA	740	39,598

		1,084,404
GERMANY—5.66%
Aareal Bank AG	644	24,104
AIXTRON AG(a)	1,708	26,618
Bauer AG	284	22,815
Bilfinger Berger AG	428	36,709
Conergy AG	382	8,148
Demag Cranes AG	504	27,903
DEUTZ AG(a)	2,362	25,889
DIC Asset AG	712	23,246
Douglas Holding AG	844	44,808
ElringKlinger AG	314	37,154
Epcos AG	1,356	20,774
Freenet AG	940	16,011
FUCHS PETROLUB AG	376	40,802
Gildemeister AG	858	25,274
IKB Deutsche Industriebank AG(a)	2,434	16,787
IVG Immobilien AG	1,194	30,078
Kontron AG	1,092	17,749
LEONI AG	636	33,983
MLP AG	1,762	29,490
MTU Aero Engines Holding AG(a)	660	30,292
Norddeutsche Affinerie AG	842	35,552
Nordex AG(a)	204	8,775
Praktiker Bau- und Heimwerkermaerkte AG	1,068	23,162
Premiere AG(a)	1,168	24,549
QIAGEN NV(a)	2,266	50,838
RHON KLINIKUM AG	882	26,667
SGL Carbon AG(a)	800	54,566
Software AG	314	20,865
SolarWorld AG	920	49,516
SOLON AG fur Solartechnik(a)	100	7,750
Stada Arzneimittel AG	758	51,465
Symrise AG	1,522	37,748
United Internet AG Registered	1,622	34,773
Wincor Nixdorf AG	550	42,078

		1,006,938
HONG KONG—2.92%
China Everbright International Ltd.(b)	70,000	27,840
China Gas Holdings Ltd.	40,000	12,470
China Grand Forestry Resources Group Ltd.(a)	84,000	9,915
China Green Holdings Ltd.	30,000	39,566

China Huiyuan Juice Group Ltd.(a)	45,000	34,639
China Mining Resources Group Ltd.(a)	120,000	14,779
China State Construction International Holdings Ltd.	8,000	13,322
China Yurun Food Group Ltd.	18,000	27,250
Chow Sang Sang Holdings International Ltd.	16,000	20,732
eSun Holdings Ltd.(a)(b)	12,000	4,157
FU JI Food and Catering Services Holdings Ltd.	8,000	13,076
Fushan International Energy Group Ltd.(a)	32,000	20,075
HKR International Ltd.	28,800	19,583
Matsunichi Communication Holdings Ltd.	16,000	13,692
Midland Holdings Ltd.	16,000	16,627
Minth Group Ltd.	24,000	26,911
Pacific Basin Shipping Ltd.	22,000	40,248
Peace Mark Holdings Ltd.	20,000	23,298
Polytec Asset Holdings Ltd.	80,000	17,756
Ports Design Ltd.	9,000	28,982
Regal Hotels International Holdings Ltd.	120,000	6,697
Rexcapital Financial Holdings Ltd.(a)	150,000	17,512
Samling Global Ltd.	92,000	16,996
Shougang Concord International Enterprises Co. Ltd.	44,000	13,717
Synear Food Holdings Ltd.(b)	32,000	14,024
Tian An China Investments Co. Ltd.	16,400	13,887
VTech Holdings Ltd.	2,000	10,969

		518,720
IRELAND—1.61%
C&C Group PLC	4,804	32,909
DCC PLC	1,646	37,850
Grafton Group PLC(a)	4,574	36,674
Greencore Group PLC	5,244	30,943
IAWS Group PLC	1,852	46,711
Independent News & Media PLC	10,524	31,295
Kingspan Group PLC	2,570	29,809
McInerney Holdings PLC	11,810	16,181
Smurfit Kappa Group PLC	1,874	23,341

		285,713
ITALY—4.33%
Aedes SpA	7,268	22,314
Autostrada Torino-Milano SpA	2,046	36,377
Azimut Holding SpA	2,848	31,216
Banca Italease SpA(a)	1,816	19,551
Banca Piccolo Credito Valtellinese Scrl	4,228	50,192
Banca Popolare dell’Etruria e del Lazio Scrl	2,568	35,943
Caltagirone Editore SpA	8,480	52,546
COFIDE SpA	20,898	22,775
Danieli SpA	1,136	26,936
ERG SpA	2,238	49,303
Gemina SpA	16,812	23,937
Gruppo Coin SpA(a)	2,374	15,597
Hera SpA	15,074	57,029
Impregilo SpA(a)	5,154	31,315
Indesit Co. SpA	1,642	19,812
Interpump Group SpA	3,778	33,468
Navigazione Montanari SpA	9,264	36,022
Permasteelisa SpA	1,582	33,743
Pirelli & C. Real Estate SpA	706	21,346
Premafin Finanziaria SpA	8,914	20,901
Societa Cattolica di Assicurazioni Scrl	848	45,575
Societa Iniziative Autostradali e Servizi SpA	2,268	28,425
Sorin SpA(a)	12,322	20,719
Tiscali SpA(a)	9,068	35,577

		770,619

JAPAN—15.31%
Adeka Corp.	5,000	47,651
Air Water Inc.	4,000	40,149
Akebono Brake Industry Co. Ltd.(b)	3,400	25,408
Amano Corp.	2,800	29,551
Atrium Co. Ltd.	1,000	15,204
Bank of Okinawa Ltd. (The)	1,200	45,584
Capcom Co. Ltd.	800	23,883
COMSYS Holdings Corp.	4,000	35,901
Daibiru Corp.	1,800	19,600
Daifuku Co. Ltd.	2,000	24,859
Daihen Corp.	4,000	14,314
Doutor Nichires Holdings Co. Ltd.	4,600	85,565
Duskin Co. Ltd.	1,400	23,644
eAccess Ltd.	38	24,107
Eighteenth Bank Ltd. (The)	14,000	50,636
Fuji Soft ABC Inc.	1,000	19,185
Furukawa Co. Ltd.	10,000	18,084
Futaba Industrial Co. Ltd.	2,000	45,546
Fuyo General Lease Co. Ltd.	800	24,648
GEO Corp.	14	11,628
Glory Ltd.	1,200	26,868
Gourmet Kineya Co. Ltd.	2,000	15,137
Hanwa Co. Ltd.	6,000	30,830
Heiwa Real Estate Co. Ltd.	6,000	30,141
Hitachi Kokusai Electric Inc.	2,000	18,831
Hitachi Zosen Corp.(a)	13,000	13,559
HORIBA Ltd.	800	27,021
Hosiden Corp.	1,800	36,341
Inaba Denki Sangyo Co. Ltd.	1,800	52,359
Japan Airport Terminal Co. Ltd.	1,600	31,844
Japan Securities Finance Co. Ltd.	3,200	26,455
Joint Corp.	1,200	8,979
Juki Corp.	4,000	14,927
Kadokawa Group Holdings Inc.	1,200	29,452
Kanematsu Corp.(a)	10,000	15,405
Kayaba Industry Co. Ltd.	4,000	18,639
Kenedix Inc.	12	18,371
Kisoji Co. Ltd.	3,000	62,004
Kiyo Holdings Inc.	24,000	38,121
Komori Corp.	1,400	27,461
K’s Holdings Corp.	1,000	20,716
Kureha Corp.	14,000	87,743
Kyowa Exeo Corp.	2,000	15,673
Makino Milling Machine Co. Ltd.	2,000	14,755
Marusan Securities Co. Ltd.	3,000	19,261
Meitec Corp.(b)	1,600	45,546
Mikuni Coca-Cola Bottling Co. Ltd.	6,000	62,004
Miraca Holdings Inc.	1,400	32,954
Mitsubishi Paper Mills Ltd.	16,000	35,824
Mitsubishi Steel Manufacturing Co. Ltd.	4,000	14,468
Nachi-Fujikoshi Corp.	6,000	24,687
Nifco Inc.	2,000	42,867
Nihon Dempa Kogyo Co. Ltd.	400	11,712
Nihon Kohden Corp.	1,400	27,729
Nihon Unisys Ltd.	1,800	24,491
Nippon Carbon Co. Ltd.	4,000	17,032
Nippon Yakin Kogyo Co. Ltd.	2,000	15,865
Nissha Printing Co. Ltd.	800	32,916
Nissin Kogyo Co. Ltd.	1,200	20,392
NOF Corp.	8,000	36,973
Noritz Corp.	2,200	27,008
Oita Bank Ltd. (The)	8,000	56,186
Okumura Corp.	8,000	39,269

OSG Corp.	2,000	27,997
Pacific Management Corp.	10	6,535
Parco Co. Ltd.(b)	2,000	26,160
Rengo Co. Ltd.	4,000	21,319
Right On Co. Ltd.	1,600	17,805
Ringer Hut Co. Ltd.	1,600	21,005
Risa Partners Inc.	4	8,191
Ryosan Co. Ltd.	2,600	57,717
Sagami Chain Co. Ltd.	2,000	21,414
Saizeriya Co. Ltd.	1,600	13,947
Sankyu Inc.	4,000	20,821
Sanyo Special Steel Co. Ltd.	4,000	18,333
Showa Corp.	3,200	23,791
Star Micronics Co. Ltd.	1,000	16,936
Sumitomo Warehouse Co. Ltd. (The)	6,000	29,854
Tadano Ltd.	2,000	20,591
Telepark Corp.	16	14,820
Toagosei Co. Ltd.	10,000	41,431
TOC Co. Ltd.	3,000	18,056
Toho Bank Ltd. (The)	18,000	78,538
Toho Pharmaceutical Co. Ltd.	1,200	24,687
Tokai Carbon Co. Ltd.	4,000	41,527
Tokai Tokyo Securities Co. Ltd.	6,000	24,227
Tokyo Dome Corp.	6,000	24,629
Tokyo Ohka Kogyo Co. Ltd.	2,400	53,851
Tokyo Tomin Bank Ltd. (The)	800	16,879
Toyo Tanso Co. Ltd.	400	32,150
Trans Cosmos Inc.	1,000	12,066
Yamanashi Chuo Bank Ltd. (The)	8,000	52,359
Yodogawa Steel Works Ltd.	8,000	41,642

		2,723,241
NETHERLANDS—4.93%
Aalberts Industries NV	1,544	33,414
ASM International NV	1,148	26,971
Corporate Express NV	3,006	34,586
Crucell NV(a)	1,136	21,294
CSM NV	1,332	48,029
Draka Holding NV	558	19,999
Eurocastle Investment Ltd.	1,024	12,451
Fugro NV CVA	720	64,254
Gemalto NV(a)	1,302	42,001
Hunter Douglas NV	510	31,761
Imtech NV	1,262	35,367
KAS Bank NV	1,646	69,448
Koninklijke BAM Groep NV	1,254	30,125
Koninklijke Boskalis Westminster NV	782	47,093
Koninklijke Wessanen NV	2,020	26,575
Nutreco Holding NV	478	34,836
Oce NV	1,628	24,510
OPG Groep NV	1,236	33,195
SBM Offshore NV	1,438	54,985
Tele Atlas NV(a)	960	42,447
TomTom NV(a)	394	13,741
USG People NV(a)	752	17,421
Vedior NV	2,160	59,860
Wereldhave NV	418	53,078

		877,441
NORWAY—3.49%
Acergy SA	1,686	41,655
Aker ASA Class A	400	22,074
Awilco Offshore ASA(a)	2,800	32,603
BW Offshore Ltd.(a)	6,000	21,605

DNO International ASA(a)	13,712	26,029
Ekornes ASA	2,265	40,890
Eltek ASA(a)	4,000	22,935
Fred Olsen Energy ASA	424	26,842
Frontline Ltd.	740	41,055
Marine Harvest ASA(a)(b)	32,582	21,488
Norwegian Property ASA	2,166	18,820
Ocean Rig ASA(a)	2,814	24,505
Petroleum Geo-Services ASA(a)	2,010	54,675
Prosafe SE	2,724	47,177
Schibsted ASA	888	26,762
Sevan Marine ASA(a)	2,400	33,816
Subsea 7 Inc.(a)	1,400	36,781
Tandberg ASA	1,390	23,611
TGS-NOPEC Geophysical Co. ASA(a)	2,062	33,250
Tomra Systems ASA	3,408	24,443

		621,016
PORTUGAL—0.72%
Banif SGPS SA	3,662	17,503
Impresa SGPS SA(a)	10,382	24,084
Mota-Engil SGPS SA	5,210	46,479
Sonae Industria SGPS SA(a)	2,028	14,145
Sonae SGPS SA	14,772	26,333

		128,544
SINGAPORE—1.74%
Ascendas Real Estate Investment Trust	26,000	49,216
CDL Hospitality Trusts	16,000	22,626
CH Offshore Ltd.	36,000	16,440
China Fishery Group Ltd.	16,000	19,798
China Hongxing Sports Ltd.	66,000	33,056
Indofood Agri Resources Ltd.(a)	8,000	13,965
Kim Eng Holdings Ltd.	19,737	31,982
Raffles Education Corp. Ltd.	28,000	23,923
Singapore Petroleum Co. Ltd.	6,000	31,819
Straits Asia Resources Ltd.	10,000	24,306
UOB-Kay Hian Holdings Ltd.	28,000	42,896

		310,027
SPAIN—5.79%
Abengoa SA	748	23,245
Banco de Valencia SA	929	52,069
Banco Guipuzcoano SA	2,638	42,509
Banco Pastor SA	3,244	51,213
Baron de Ley SA(a)	736	54,429
Bolsas y Mercados Espanoles	1,008	50,769
Compania de Distribucion Integral Logista SA	498	40,589
Construcciones y Auxiliar de Ferrocarriles SA	88	38,574
Ebro Puleva SA	2,412	49,982
FAES FARMA SA	2,584	31,581
FAES FARMA SA New(b)(c)	323	3,948
Grifols SA	2,424	67,742
Grupo Catalana Occidente SA	970	37,000
Grupo Empresarial ENCE SA	3,436	32,311
Iberia Lineas Aereas de Espana SA	8,452	33,424
Indra Sistemas SA	2,090	57,041
La Seda de Barcelona SA Class B	12,800	25,110
NH Hoteles SA(a)(b)	3,042	50,013
Obrascon Huarte Lain SA	946	38,294
Parquesol Inmobiliaria y Proyectos SA	904	24,180
Prosegur Compania de Seguridad SA	850	36,882
Tecnicas Reunidas SA	300	22,704
Tubacex SA	4,162	43,739

Tubos Reunidos SA	3,936	27,576
Viscofan SA	1,794	43,237
Vocento SA	1,304	23,916
Zeltia SA	3,448	28,505

		1,030,582
SWEDEN—3.73%
Avanza AB	1,322	24,703
Axis Communications AB	800	12,413
Castellum AB	3,090	34,798
Cision AB	7,800	25,766
D. Carnegie & Co. AB	1,698	21,884
Eniro AB(a)	4,026	26,330
Getinge AB Class B	2,484	63,407
Hakon Invest AB	1,290	25,826
Hexagon AB Class B	2,400	43,645
JM AB	1,200	19,870
Kinnevik Investment AB	2,854	61,186
Kungsleden AB	2,604	26,067
Lindab International AB(a)	1,400	34,802
Lundin Petroleum AB(a)	3,336	46,613
Meda AB Class A	2,600	31,015
Micronic Laser Systems AB(a)	3,200	15,162
Modern Times Group MTG AB Class B	720	52,854
Ratos AB Class B	1,884	65,850
Trelleborg AB Class B	1,668	31,864

		664,055
SWITZERLAND—5.04%
Actelion Ltd. Registered(a)	1,080	54,438
Bank Sarasin & Compagnie AG Class B Registered	8	36,438
Banque Cantonale Vaudoise Registered	56	22,031
Basler Kantonalbank	520	57,514
BKW FMB Energie AG	266	32,715
Bucher Industries AG Registered	180	49,945
Forbo Holding AG Registered(a)	60	30,330
Georg Fischer AG Registered(a)	60	32,720
Helvetia Holding AG	76	31,741
Kaba Holding AG Registered	100	31,227
Kudelski SA Bearer	942	14,869
Kuoni Reisen Holding AG Class B Registered	64	36,991
Logitech International SA Registered(a)	2,248	68,419
Mobimo Holding AG Registered(a)	186	33,930
Panalpina Welttransport Holding AG Registered	284	35,993
PSP Swiss Property AG Registered(a)	1,532	94,799
Rieter Holding AG Registered	92	34,184
Schmolz + Bickenbach AG Registered	352	30,281
Sonova Holding AG Registered	592	49,847
Sulzer AG Registered	420	54,841
Valora Holding AG Registered	156	38,942
Vontobel Holding AG Registered	650	24,651

		896,846
UNITED KINGDOM—21.22%
Aberdeen Asset Management PLC	7,896	22,167
Admiral Group PLC	2,360	40,711
Aga Foodservice Group PLC	4,422	24,960
Aggreko PLC	3,568	41,728
AMEC PLC	3,958	62,320
Amlin PLC	5,974	32,626
Aquarius Platinum Ltd.	3,372	52,926
ARM Holdings PLC	16,256	32,518
Arriva PLC	3,110	43,455
Ashtead Group PLC	13,170	15,781

Autonomy Corp. PLC(a)	2,480	42,069
AVEVA Group PLC	1,304	31,534
Babcock International Group PLC	3,340	39,128
Balfour Beatty PLC	5,480	47,809
Bellway PLC	1,778	24,738
Berkeley Group Holdings PLC (The)(a)	1,530	28,484
Bodycote International PLC	5,014	24,007
Bovis Homes Group PLC	2,252	20,751
Britvic PLC	3,792	24,972
Brixton PLC	6,132	36,222
BSS Group PLC (The)	3,656	28,239
Capital & Regional PLC	2,066	17,728
Carillion PLC	8,078	58,076
Carpetright PLC	1,398	20,461
Cattles PLC	6,678	31,710
Charter PLC	1,884	33,545
Chemring Group PLC	718	35,039
Chloride Group PLC	6,192	25,968
Close Brothers Group PLC	2,722	37,630
Cookson Group PLC	2,580	36,280
CSR PLC(a)	1,876	14,676
D.S. Smith PLC	7,052	18,227
Dairy Crest Group PLC	2,442	19,564
Dana Petroleum PLC(a)	1,336	45,750
De La Rue PLC	2,348	39,830
Debenhams PLC	15,966	20,317
Derwent London PLC	1,574	41,742
Dimension Data Holdings PLC	21,408	20,140
easyJet PLC(a)	3,670	22,442
Enodis PLC	6,000	28,906
Expro International Group PLC	1,358	40,828
Findel PLC	2,264	12,757
FirstGroup PLC	5,192	58,356
FKI PLC	12,524	21,642
Galiform PLC(a)	11,484	15,523
Galliford Try PLC	12,620	13,560
GAME Group PLC (The)	6,566	35,664
Go-Ahead Group PLC (The)	818	26,731
Greene King PLC	3,318	33,909
Halfords Group PLC	5,622	31,261
Helphire Group PLC	3,796	13,627
Henderson Group PLC	10,942	26,547
Hikma Pharmaceuticals PLC	2,268	21,112
Hiscox Ltd.	6,324	32,033
HMV Group PLC	11,490	30,721
Homeserve PLC	1,092	42,347
Hunting PLC	2,338	41,212
IG Group Holdings PLC	4,744	34,083
IMI PLC	3,508	31,473
Imperial Energy Corp. PLC(a)	554	11,982
Inchcape PLC	5,988	50,818
Informa PLC	5,468	37,416
Inmarsat PLC	5,416	49,611
Intermediate Capital Group PLC	1,404	43,601
Interserve PLC	2,528	24,221
Intertek Group PLC	2,318	44,670
Investec PLC	5,246	37,404
J D Wetherspoon	2,970	16,044
John Wood Group PLC	4,354	37,037
Keller Group PLC	1,318	17,633
Kier Group PLC	794	18,572
Laird Group PLC (The)	2,960	29,283
London Stock Exchange Group PLC	2,462	52,516
Marston’s PLC	5,808	22,920

Meggitt PLC	8,602	50,556
Michael Page International PLC	4,644	26,558
Morgan Crucible Co. PLC (The)	4,208	18,585
N Brown Group PLC	4,114	20,105
National Express Group PLC	2,028	37,193
Northern Foods PLC	11,278	19,433
Northgate PLC	1,890	22,235
Northumbrian Water Group PLC	6,032	38,946
Pendragon PLC	28,476	22,136
Pennon Group PLC	4,766	59,940
Premier Farnell PLC	7,400	26,124
Premier Foods PLC	11,186	28,579
Premier Oil PLC(a)	1,560	47,673
QinetiQ Group PLC	7,142	27,441
Quintain Estates and Development PLC	2,910	23,443
Randgold Resources Ltd.	1,204	53,748
Rathbone Brothers PLC	1,584	30,870
Redrow PLC	3,516	17,966
Regus Group PLC	9,304	16,999
RPS Group PLC	4,180	26,492
Savills PLC	3,638	19,562
Serco Group PLC	6,134	53,576
Shaftesbury PLC	3,110	33,138
Shanks Group PLC	5,296	26,222
SIG PLC	2,026	30,175
SOCO International PLC(a)	934	34,074
Southern Cross Healthcare Ltd.	2,632	17,697
Spectris PLC	2,034	30,757
Spirent Communications PLC(a)	16,484	23,098
SSL International PLC	2,954	26,883
Stagecoach Group PLC	9,008	45,806
Taylor Nelson Sofres PLC	7,218	28,984
Taylor Wimpey PLC	12,932	32,976
TDG PLC	8,150	37,085
TUI Travel PLC	8,176	38,337
Tullett Prebon PLC	3,800	32,776
UK Coal PLC(a)	2,666	24,170
UNITE Group PLC	3,720	21,440
Venture Production PLC	2,250	33,065
Victrex PLC	2,246	31,672
VT Group PLC	3,472	46,622
W.H. Smith PLC	3,375	28,626
W.S. Atkins PLC	1,506	31,647
Weir Group PLC (The)	2,778	45,776
Woolworths Group PLC	74,964	17,074
Workspace Group PLC	6,098	27,536

		3,776,086

TOTAL COMMON STOCKS
(Cost: $17,913,629)		17,254,246

Security	Shares	Value
INVESTMENT COMPANIES—2.01%

SINGAPORE—0.39%
Macquarie International Infrastructure Fund Ltd.	108,000	69,603

		69,603

Security	Shares	Value
SWITZERLAND—0.62%
Absolute Private Equity AG Bearer(a)	656	66,912
BB BIOTECH AG Registered	580	44,382

		111,294

UNITED KINGDOM—1.00%
BlackRock World Mining Trust PLC	2,940	41,546
Lowland Investment Co. PLC	1,624	26,535
SVG Capital PLC	3,348	50,063
Templeton Emerging Markets Investment Trust PLC	6,846	59,388

		177,532

TOTAL INVESTMENT COMPANIES
(Cost: $382,143)		358,429

Security	Shares	Value

PREFERRED STOCKS—0.22%

GERMANY—0.11%
ProSiebenSat.1 Media AG	1,338	20,790

		20,790
ITALY—0.11%
Istituto Finanziario Industriale SpA(a)	724	19,083

		19,083

TOTAL PREFERRED STOCKS
(Cost: $56,161)		39,873

Security	Shares	Value

RIGHTS—0.01%

HONG KONG—0.00%
eSun Holdings Ltd.	6,000	62

		62
SPAIN—0.01%
Banco de Valencia SA(a)	929	1,027

		1,027
SWEDEN—0.00%
JM AB(c)	1,200	—

		—

TOTAL RIGHTS
(Cost: $0)		1,089

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.32%

MONEY MARKET FUNDS—1.32%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.85%(d)(e)	3,311	3,311
BGI Cash Premier Fund LLC
2.90%(d)(e)(f)	231,946	231,946

		235,257

TOTAL SHORT-TERM INVESTMENTS
(Cost: $235,257)	235,257

TOTAL INVESTMENTS IN SECURITIES—100.53%
(Cost: $18,587,190)	17,888,894
Other Assets, Less Liabilities—(0.53)%	(94,882)

NET ASSETS—100.00%	$17,794,012

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

April 30, 2008

Security	Shares	Value

COMMON STOCKS—99.70%

AIRLINES—0.96%
Air China Ltd. Class H(a)	93,942,000	$69,661,657

		69,661,657
BANKS—30.07%
Bank of China Ltd. Class H(a)	592,203,000	302,384,720
Bank of Communications Co. Ltd. Class H(a)	198,936,000	286,360,035
BOC Hong Kong (Holdings) Ltd.	112,822,500	291,660,043
China CITIC Bank Class H(a)(b)	102,231,000	67,676,592
China Construction Bank Class H(a)	340,770,000	307,779,848
China Merchants Bank Co. Ltd. Class H(a)	74,140,500	309,608,354
Industrial and Commercial Bank of China Class H(a)	777,324,000	615,309,196

		2,180,778,788
COAL—7.31%
China Coal Energy Co. Class H	122,493,000	259,299,323
China Shenhua Energy Co. Ltd. Class H(a)	58,944,000	270,725,272

		530,024,595
ELECTRIC—0.98%
Datang International Power Generation Co. Ltd. Class H(a)	103,152,000	71,065,384

		71,065,384
ENGINEERING & CONSTRUCTION—3.92%
China Communications Construction Co. Ltd. Class H(a)	119,730,000	284,478,947

		284,478,947
HOLDING COMPANIES - DIVERSIFIED—3.05%
China Merchants Holdings (International) Co. Ltd.	34,998,000	179,601,262
China Resources Enterprises Ltd.	5,526,000	20,276,037
CITIC Pacific Ltd.	4,605,000	21,563,967

		221,441,266
INSURANCE—12.80%
China Life Insurance Co. Ltd. Class H(a)	139,992,000	607,052,267
PICC Property & Casualty Co. Ltd. Class H(a)	11,052,000	10,832,792
Ping An Insurance (Group) Co. of China Ltd. Class H(a)	32,695,500	310,193,240

		928,078,299
MINING—2.02%
Aluminum Corp. of China Ltd. Class H(a)	86,574,000	146,389,208

		146,389,208
OIL & GAS—17.58%
China Petroleum & Chemical Corp. Class H(a)	292,878,000	310,740,905
CNOOC Ltd.	238,539,000	421,098,791

PetroChina Co. Ltd. Class H	364,716,000	542,773,922

		1,274,613,618
TELECOMMUNICATIONS—18.66%
China Mobile Ltd.	41,445,000	713,028,827
China Netcom Group Corp. (Hong Kong) Ltd.	38,221,500	115,234,297
China Telecom Corp. Ltd. Class H	396,030,000	265,219,073
China Unicom Ltd.	119,730,000	259,287,507

		1,352,769,704
TRANSPORTATION—2.35%
China COSCO Holdings Co. Ltd. Class H(a)(b)	57,102,000	170,325,803

		170,325,803

TOTAL COMMON STOCKS
(Cost: $6,458,527,952)		7,229,627,269

Security	Shares	Value

SHORT-TERM INVESTMENTS—20.61%

MONEY MARKET FUNDS—20.61%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.85%(c)(d)	6,134,570	6,134,570
BGI Cash Premier Fund LLC
2.90%(c)(d)(e)	1,488,356,733	1,488,356,733

		1,494,491,303

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,494,491,303)		1,494,491,303

TOTAL INVESTMENTS IN SECURITIES—120.31%
(Cost: $7,953,019,255)		8,724,118,572
Other Assets, Less Liabilities—(20.31)%		(1,472,665,884)

NET ASSETS—100.00%		$7,251,452,688

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value

COMMON STOCKS—99.93%

BUILDING MATERIALS—0.42%
Eagle Materials Inc.	55,908	$2,028,342
Martin Marietta Materials Inc.(a)	50,833	5,560,114
Texas Industries Inc.	34,847	2,697,506

		10,285,962
COAL—2.47%
Alpha Natural Resources Inc.(b)	80,322	3,907,665
Arch Coal Inc.	173,816	9,970,086
CONSOL Energy Inc.	219,024	17,732,183
Foundation Coal Holdings Inc.	54,067	3,242,939
Massey Energy Co.	98,858	5,173,239
Peabody Energy Corp.	326,968	19,987,554

		60,013,666
FOREST PRODUCTS & PAPER—1.83%
AbitibiBowater Inc.	45,260	446,716
Domtar Corp.(b)	636,773	3,801,535
International Paper Co.	518,910	13,579,875
Louisiana-Pacific Corp.	124,116	1,428,575
MeadWestvaco Corp.	216,582	5,696,107
Smurfit-Stone Container Corp.(b)	333,058	1,808,505
Temple-Inland Inc.	110,636	1,291,122
Weyerhaeuser Co.	255,206	16,302,559

		44,354,994
MANUFACTURING—0.15%
AptarGroup Inc.	83,021	3,665,377

		3,665,377
MINING—11.68%
Agnico-Eagle Mines Ltd.	174,106	10,872,920
Alcoa Inc.	984,774	34,250,440
Barrick Gold Corp.	1,049,364	40,526,438
Cameco Corp.	413,926	14,483,271
Century Aluminum Co.(a)(b)	36,089	2,500,607
Denison Mines Corp.(a)(b)	193,677	1,311,193
Freeport-McMoRan Copper & Gold Inc.	460,238	52,352,072
Goldcorp Inc.	853,941	30,502,772
IAMGOLD Corp.	364,354	2,178,837
Ivanhoe Mines Ltd.(b)	339,846	3,265,920
Kinross Gold Corp.	738,058	13,956,677
Lundin Mining Corp.(b)	409,015	2,760,851
Newmont Mining Corp.	543,867	24,044,360
Pan American Silver Corp.(b)	92,269	3,091,011
Silver Standard Resources Inc.(b)	73,357	1,886,008
Silver Wheaton Corp.(a)(b)	139,478	1,850,873
Teck Cominco Ltd. Class B	522,531	22,818,929
Titanium Metals Corp.	126,218	1,923,562
Vulcan Materials Co.	130,692	8,994,223

Yamana Gold Inc.	815,252	10,451,531

		284,022,495
OIL & GAS—63.33%
Anadarko Petroleum Corp.	561,925	37,401,728
Apache Corp.	401,749	54,107,555
Atwood Oceanics Inc.(b)	32,911	3,313,809
Bill Barrett Corp.(b)	41,121	2,114,853
Cabot Oil & Gas Corp.	116,261	6,623,389
Canadian Natural Resources Ltd.	651,313	55,361,605
Cheniere Energy Inc.(a)(b)	57,577	560,800
Chesapeake Energy Corp.	548,811	28,373,529
Chevron Corp.	1,841,370	177,047,725
Cimarex Energy Co.	98,556	6,140,039
ConocoPhillips	1,880,729	162,024,803
Denbury Resources Inc.(b)	294,238	8,991,913
Devon Energy Corp.	535,759	60,755,071
Diamond Offshore Drilling Inc.	81,830	10,262,300
EnCana Corp.	907,425	73,329,014
ENSCO International Inc.	175,020	11,154,025
EOG Resources Inc.	297,879	38,867,252
Exxon Mobil Corp.	1,794,860	167,047,620
Forest Oil Corp.(b)	104,878	6,180,460
Frontier Oil Corp.	127,919	3,178,787
Helmerich & Payne Inc.	123,895	6,659,356
Hess Corp.	334,787	35,554,379
Holly Corp.	50,859	2,109,631
Marathon Oil Corp.	851,421	38,799,255
Mariner Energy Inc.(b)	105,299	2,902,040
Murphy Oil Corp.	227,342	20,538,076
Nabors Industries Ltd.(b)	342,413	12,854,184
Newfield Exploration Co.(b)	158,580	9,635,321
Nexen Inc.	633,463	22,050,847
Noble Corp.	322,461	18,148,105
Noble Energy Inc.	206,620	17,975,940
Occidental Petroleum Corp.	992,110	82,553,473
Patterson-UTI Energy Inc.	186,725	5,217,096
Petro-Canada	582,536	29,196,704
Petrohawk Energy Corp.(b)	236,846	5,599,039
Pioneer Natural Resources Co.	145,071	8,374,949
Plains Exploration & Production Co.(a)(b)	136,792	8,519,406
Pride International Inc.(b)	199,027	8,448,696
Quicksilver Resources Inc.(b)	126,449	5,246,369
Range Resources Corp.	180,711	11,995,596
Rowan Companies Inc.	132,236	5,155,882
Southwestern Energy Co.(b)	411,400	17,406,334
St. Mary Land & Exploration Co.	74,676	3,264,835
Suncor Energy Inc.	557,030	62,771,711
Sunoco Inc.	142,081	6,593,979
Talisman Energy Inc.	1,223,942	24,943,938
Tesoro Corp.	168,076	4,225,431
Transocean Inc.(b)	383,093	56,490,894
Ultra Petroleum Corp.(b)	184,488	15,325,418
Unit Corp.(b)	56,419	3,583,171
Valero Energy Corp.	647,130	31,612,301
W&T Offshore Inc.	34,705	1,419,435
Western Refining Inc.(a)	40,785	408,258
Whiting Petroleum Corp.(b)	50,407	3,857,144
XTO Energy Inc.	612,860	37,911,520

		1,540,184,990
OIL & GAS SERVICES—15.70%
Baker Hughes Inc.	375,046	30,333,720

BJ Services Co.	354,577	10,023,892
Cameron International Corp.(a)(b)	263,740	12,983,920
Dresser-Rand Group Inc.(b)	100,915	3,690,462
Dril-Quip Inc.(b)	31,593	1,805,856
Exterran Holdings Inc.(b)	79,372	5,301,256
FMC Technologies Inc.(a)(b)	157,398	10,577,146
Global Industries Ltd.(b)	111,852	1,785,158
Halliburton Co.	1,057,836	48,565,251
Helix Energy Solutions Group Inc.(b)	111,722	3,859,995
Hercules Offshore Inc.(a)(b)	94,846	2,500,141
National Oilwell Varco Inc.(b)	497,366	34,044,699
Oceaneering International Inc.(b)	65,589	4,380,033
Oil States International Inc.(b)	58,682	2,937,621
Schlumberger Ltd.	1,443,958	145,189,977
SEACOR Holdings Inc.(b)	27,204	2,315,332
Smith International Inc.	241,006	18,439,369
Superior Energy Services Inc.(b)	95,471	4,237,003
Tetra Technologies Inc.(b)	95,116	1,546,586
Tidewater Inc.	67,484	4,401,306
Weatherford International Ltd.(b)	407,937	32,908,278

		381,827,001
PACKAGING & CONTAINERS—1.85%
Ball Corp.	117,452	6,316,569
Bemis Co. Inc.	126,675	3,331,553
Crown Holdings Inc.(b)	193,957	5,205,806
Greif Inc. Class A	42,085	2,718,691
Owens-Illinois Inc.(b)	188,066	10,371,840
Packaging Corp. of America	116,593	2,562,714
Pactiv Corp.(b)	159,885	3,803,664
Sealed Air Corp.	197,590	4,997,051
Silgan Holdings Inc.	28,784	1,533,612
Sonoco Products Co.	123,688	4,075,520

		44,917,020
PIPELINES—2.40%
El Paso Corp.	843,765	14,462,132
Spectra Energy Corp.	760,300	18,779,410
Williams Companies Inc. (The)	709,763	25,196,587

		58,438,129
TRANSPORTATION—0.10%
Overseas Shipholding Group Inc.	32,672	2,458,895

		2,458,895

TOTAL COMMON STOCKS
(Cost: $1,885,179,330)		2,430,168,529

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.63%

MONEY MARKET FUNDS—1.63%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.85%(c)(d)	4,810,939	4,810,939
BGI Cash Premier Fund LLC
2.90%(c)(d)(e)	34,946,735	34,946,735

		39,757,674

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,757,674)	39,757,674

TOTAL INVESTMENTS IN SECURITIES—101.56%
(Cost: $1,924,937,004)	2,469,926,203
Other Assets, Less Liabilities—(1.56)%	(37,930,795)

NET ASSETS—100.00%	$2,431,995,408

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

April 30, 2008

Security	Shares	Value

COMMON STOCKS—99.92%

COMPUTER - INTEGRATED SYSTEMS—0.62%
Riverbed Technology Inc.(a)(b)	41,563	$568,166

		568,166
COMPUTERS—8.85%
Research in Motion Ltd.(a)	66,958	8,144,101

		8,144,101
INTERNET INFRASTRUCTURE EQUIPMENT—1.61%
Avocent Corp.(a)	75,756	1,478,000

		1,478,000
INTERNET INFRASTRUCTURE SOFTWARE—3.43%
F5 Networks Inc.(a)(b)	139,384	3,154,260

		3,154,260
NETWORKING PRODUCTS—23.30%
Cisco Systems Inc.(a)	303,911	7,792,278
Foundry Networks Inc.(a)(b)	246,829	3,142,133
Juniper Networks Inc.(a)	204,208	5,640,225
Polycom Inc.(a)	146,065	3,271,856
3Com Corp.(a)	660,920	1,579,599

		21,426,091
TELECOMMUNICATION EQUIPMENT—27.29%
ADC Telecommunications Inc.(a)	194,785	2,730,886
ADTRAN Inc.	95,499	2,259,506
ARRIS Group Inc.(a)	223,783	1,812,642
CommScope Inc.(a)	94,702	4,503,080
Harris Corp.	82,032	4,432,189
Nortel Networks Corp.(a)	290,312	2,479,264
Sonus Networks Inc.(a)(b)	444,407	1,782,072
Tekelec(a)	113,296	1,667,717
Tellabs Inc.(a)	664,054	3,426,519

		25,093,875
TELECOMMUNICATION EQUIPMENT FIBER OPTICS—19.72%
Ciena Corp.(a)(b)	112,542	3,805,045
Corning Inc.	291,407	7,783,481
JDS Uniphase Corp.(a)(b)	384,887	5,507,733
Sycamore Networks Inc.(a)(b)	322,033	1,036,946

		18,133,205
WIRELESS EQUIPMENT—15.10%
InterDigital Inc.(a)	76,884	1,558,439
Motorola Inc.	399,155	3,975,584
QUALCOMM Inc.	193,366	8,351,478

		13,885,501

TOTAL COMMON STOCKS
(Cost: $136,197,276)	91,883,199

Security	Shares	Value

SHORT-TERM INVESTMENTS—15.98%

MONEY MARKET FUNDS—15.98%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.85%(c)(d)	106,343	106,343
BGI Cash Premier Fund LLC
2.90%(c)(d)(e)	14,591,464	14,591,464

		14,697,807

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,697,807)		14,697,807

TOTAL INVESTMENTS IN SECURITIES—115.90%
(Cost: $150,895,083)		106,581,006
Other Assets, Less Liabilities—(15.90)%		(14,620,985)

NET ASSETS—100.00%		$91,960,021

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

April 30, 2008

Security	Shares	Value

COMMON STOCKS—99.95%

ELECTRONIC COMPONENTS - SEMICONDUCTORS—64.68%
Advanced Micro Devices Inc.(a)(b)	959,627	$5,719,377
Altera Corp.	485,132	10,323,609
Amkor Technology Inc.(a)	181,461	1,732,953
Applied Micro Circuits Corp.(a)	108,735	952,519
Broadcom Corp. Class A(a)	739,826	19,205,883
Cree Inc.(a)(b)	139,032	3,614,832
Fairchild Semiconductor International Inc. Class A(a)	197,299	2,572,779
Intel Corp.	1,211,730	26,973,110
International Rectifier Corp.(a)	114,844	2,613,849
Intersil Corp. Class A	199,839	5,339,698
LSI Corp.(a)	1,037,460	6,432,252
MEMC Electronic Materials Inc.(a)	361,695	22,775,934
Microchip Technology Inc.	299,098	10,991,852
Micron Technology Inc.(a)	1,204,501	9,298,748
Microsemi Corp.(a)	124,047	3,039,152
National Semiconductor Corp.	357,607	7,291,607
NVIDIA Corp.(a)	880,135	18,086,774
ON Semiconductor Corp.(a)	522,388	3,902,238
PMC-Sierra Inc.(a)	346,176	2,689,788
Rambus Inc.(a)(b)	143,543	3,295,747
Semtech Corp.(a)	101,762	1,652,615
Silicon Laboratories Inc.(a)	82,959	2,801,525
SiRF Technology Holdings Inc.(a)(b)	96,211	568,607
Skyworks Solutions Inc.(a)	256,816	2,231,731
Spansion Inc. Class A(a)	145,943	481,612
Texas Instruments Inc.	936,224	27,300,292
Xilinx Inc.	451,894	11,193,414
Zoran Corp.(a)	81,497	1,072,501

		214,154,998
LASERS - SYSTEMS/COMPONENTS—0.38%
Cymer Inc.(a)(b)	47,990	1,247,260

		1,247,260
NETWORKING PRODUCTS—0.76%
Atheros Communications Inc.(a)	93,960	2,501,215

		2,501,215
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS—12.78%
Analog Devices Inc.	463,605	14,932,717
Atmel Corp.(a)	702,076	2,611,723
Cypress Semiconductor Corp.(a)	240,483	6,762,382
Hittite Microwave Corp.(a)	26,126	1,037,202
Integrated Device Technology Inc.(a)	301,112	3,218,887
Linear Technology Corp.	349,465	12,217,296
Micrel Inc.	80,954	794,968
Sigma Designs Inc.(a)(b)	42,149	753,624

		42,328,799

SEMICONDUCTOR EQUIPMENT—20.88%
Applied Materials Inc.	1,661,435	31,002,377
Entegris Inc.(a)	181,987	1,372,182
FormFactor Inc.(a)	77,079	1,485,312
KLA-Tencor Corp.	284,747	12,437,749
Lam Research Corp.(a)(b)	197,165	8,052,219
MKS Instruments Inc.(a)	71,686	1,638,025
Novellus Systems Inc.(a)	160,658	3,511,984
Teradyne Inc.(a)	276,363	3,672,864
Tessera Technologies Inc.(a)	77,500	1,568,600
Varian Semiconductor Equipment Associates Inc.(a)	120,236	4,404,245

		69,145,557
WIRELESS EQUIPMENT—0.47%
RF Micro Devices Inc.(a)	462,139	1,557,408

		1,557,408

TOTAL COMMON STOCKS
(Cost: $388,014,615)		330,935,237

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.21%

MONEY MARKET FUNDS—3.21%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.85%(c)(d)	150,467	150,467
BGI Cash Premier Fund LLC
2.90%(c)(d)(e)	10,488,570	10,488,570

		10,639,037

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,639,037)		10,639,037

TOTAL INVESTMENTS IN SECURITIES—103.16%
(Cost: $398,653,652)		341,574,274
Other Assets, Less Liabilities—(3.16)%		(10,451,856)

NET ASSETS—100.00%		$331,122,418

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

April 30, 2008

Security	Shares	Value

COMMON STOCKS—99.96%

APPLICATIONS SOFTWARE—24.43%
Citrix Systems Inc.(a)	347,507	$11,380,854
Compuware Corp.(a)	514,286	3,877,717
Intuit Inc.(a)	614,655	16,577,245
Microsoft Corp.	1,063,571	30,333,045
Nuance Communications Inc.(a)(b)	309,721	6,281,142
Progress Software Corp.(a)	78,913	2,385,540
Quest Software Inc.(a)	130,498	1,738,233
Red Hat Inc.(a)	364,610	7,500,028
Salesforce.com Inc.(a)(b)	154,391	10,302,511

		90,376,315
COMPUTER - INTEGRATED SYSTEMS—2.51%
Jack Henry & Associates Inc.	144,054	3,785,739
MICROS Systems Inc.(a)	153,766	5,481,758

		9,267,497
COMPUTER AIDED DESIGN—7.07%
ANSYS Inc.(a)	146,918	5,910,511
Autodesk Inc.(a)	433,049	16,455,862
Parametric Technology Corp.(a)	217,526	3,791,478

		26,157,851
COMPUTER SERVICES—1.29%
FactSet Research Systems Inc.	79,603	4,778,568

		4,778,568
DATA PROCESSING/MANAGEMENT—4.32%
Fair Isaac Corp.	91,720	2,271,904
NAVTEQ Corp.(a)	184,996	13,728,553

		16,000,457
DECISION SUPPORT SOFTWARE—0.32%
Wind River Systems Inc.(a)	144,067	1,187,112

		1,187,112
ELECTRONIC DESIGN AUTOMATION—3.69%
Cadence Design Systems Inc.(a)	521,773	5,807,334
Mentor Graphics Corp.(a)	168,302	1,694,801
Synopsys Inc.(a)	266,102	6,149,617

		13,651,752
ELECTRONIC FORMS—7.78%
Adobe Systems Inc.(a)	772,064	28,790,267

		28,790,267
ENTERPRISE SOFTWARE/SERVICES—22.89%
Advent Software Inc.(a)	33,564	1,337,861
BMC Software Inc.(a)	360,340	12,525,418
CA Inc.	731,761	16,201,189
Concur Technologies Inc.(a)(b)	82,613	2,737,795
Informatica Corp.(a)(b)	165,072	2,634,549
Lawson Software Inc.(a)	231,190	1,847,208

MicroStrategy Inc. Class A(a)	17,489	1,551,799
Novell Inc.(a)	660,385	4,147,218
Oracle Corp.(a)	1,792,111	37,365,514
Sybase Inc.(a)(b)	147,161	4,329,477

		84,678,028
ENTERTAINMENT SOFTWARE—14.03%
Activision Inc.(a)	551,229	14,910,745
Electronic Arts Inc.(a)	594,114	30,579,048
Take-Two Interactive Software Inc.(a)	144,160	3,782,758
THQ Inc.(a)	124,741	2,654,489

		51,927,040
INTERNET INFRASTRUCTURE SOFTWARE—0.74%
TIBCO Software Inc.(a)	357,399	2,741,250

		2,741,250
INTERNET SECURITY—10.12%
McAfee Inc.(a)	304,390	10,120,968
Symantec Corp.(a)	1,587,461	27,336,078

		37,457,046
MOTION PICTURES AND SERVICES—0.43%
Macrovision Corp.(a)	101,412	1,600,281

		1,600,281
TRANSACTIONAL SOFTWARE—0.34%
Solera Holdings Inc.(a)	48,615	1,254,753

		1,254,753

TOTAL COMMON STOCKS
(Cost: $404,934,177)		369,868,217

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.43%

MONEY MARKET FUNDS—4.43%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.85%(c)(d)	232,734	232,734
BGI Cash Premier Fund LLC
2.90%(c)(d)(e)	16,137,048	16,137,048

		16,369,782

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,369,782)		16,369,782

TOTAL INVESTMENTS IN SECURITIES—104.39%
(Cost: $421,303,959)		386,237,999
Other Assets, Less Liabilities—(4.39)%		(16,228,003)

NET ASSETS—100.00%		$370,009,996

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value

COMMON STOCKS—99.94%

COMMERCIAL SERVICES—1.80%
Alliance Data Systems Corp.(a)	12,297	$705,971
BearingPoint Inc.(a)	31,375	58,044
Convergys Corp.(a)	19,720	309,998
Euronet Worldwide Inc.(a)	7,486	132,352
Gartner Inc.(a)	10,241	234,724
Hewitt Associates Inc. Class A(a)(b)	15,997	655,877
Iron Mountain Inc.(a)	27,972	768,391
MPS Group Inc.(a)	14,855	159,394
SAIC Inc.(a)	25,878	491,682
Western Union Co.	117,558	2,703,834
Wright Express Corp.(a)	6,019	198,627

		6,418,894
COMPUTERS—29.40%
Affiliated Computer Services Inc. Class A(a)	14,923	790,471
Apple Inc.(a)	137,457	23,910,645
Brocade Communications Systems Inc.(a)	58,499	418,853
CACI International Inc. Class A(a)	4,670	234,060
Cadence Design Systems Inc.(a)	43,337	482,341
Cognizant Technology Solutions Corp.(a)	45,546	1,468,858
Computer Sciences Corp.(a)	25,424	1,108,232
Dell Inc.(a)	319,793	5,957,744
Diebold Inc.	10,328	404,858
DST Systems Inc.(a)	7,845	469,445
Electronic Data Systems Corp.	80,328	1,490,888
Electronics For Imaging Inc.(a)	8,224	118,590
EMC Corp.(a)	328,173	5,053,864
FactSet Research Systems Inc.	6,591	395,658
Hewlett-Packard Co.	385,585	17,871,865
Imation Corp.	4,874	114,247
International Business Machines Corp.	216,507	26,132,395
Jack Henry & Associates Inc.	11,943	313,862
Lexmark International Inc. Class A(a)	14,644	459,675
Mentor Graphics Corp.(a)	14,098	141,967
MICROS Systems Inc.(a)	12,711	453,147
NCR Corp.(a)	27,159	668,926
NetApp Inc.(a)	53,570	1,296,394
Palm Inc.(b)	16,441	94,700
Perot Systems Corp. Class A(a)	13,452	210,389
Research in Motion Ltd.(a)	73,820	8,978,727
Riverbed Technology Inc.(a)	3,876	52,985
SanDisk Corp.(a)	35,603	964,485
Sigma Designs Inc.(a)(b)	4,485	80,192
SRA International Inc. Class A(a)	6,616	173,802
Sun Microsystems Inc.(a)	124,882	1,955,652
Synaptics Inc.(a)	3,874	131,484
Synopsys Inc.(a)	22,088	510,454
Syntel Inc.	1,932	63,969
Teradata Corp.(a)	27,927	594,566

Unisys Corp.(a)	55,320	230,131
Western Digital Corp.(a)	35,260	1,022,187

		104,820,708
DISTRIBUTION & WHOLESALE—0.21%
Brightpoint Inc.(a)	8,486	77,732
Ingram Micro Inc. Class A(a)	22,742	386,841
Tech Data Corp.(a)	8,596	288,912

		753,485
ELECTRICAL COMPONENTS & EQUIPMENT—0.17%
Molex Inc.	21,819	619,223

		619,223
ELECTRONICS—3.32%
Agilent Technologies Inc.(a)	57,590	1,739,794
Amphenol Corp. Class A	27,637	1,276,277
Arrow Electronics Inc.(a)	19,189	522,133
Avnet Inc.(a)	23,359	611,772
AVX Corp.	7,713	101,580
Benchmark Electronics Inc.(a)	10,961	194,887
Celestica Inc.(a)	31,375	293,984
Cogent Inc.(a)	6,616	61,727
Cymer Inc.(a)(b)	4,721	122,699
Dolby Laboratories Inc. Class A(a)	6,204	249,091
FLIR Systems Inc.(a)	21,309	731,538
Itron Inc.(a)	4,782	445,109
Jabil Circuit Inc.	32,279	351,196
L-1 Identity Solutions Inc.(a)	9,469	136,448
Mettler-Toledo International Inc.(a)	5,468	520,882
National Instruments Corp.	8,813	259,278
Plexus Corp.(a)	7,382	177,832
Rofin-Sinar Technologies Inc.(a)	4,635	176,501
Sanmina-SCI Corp.(a)	82,334	127,618
Trimble Navigation Ltd.(a)	18,816	616,977
Tyco Electronics Ltd.	76,522	2,862,688
Vishay Intertechnology Inc.(a)	29,148	275,449

		11,855,460
ENTERTAINMENT—0.04%
Macrovision Corp.(a)	8,625	136,102

		136,102
INTERNET—12.93%
Akamai Technologies Inc.(a)	25,981	929,340
Amazon.com Inc.(a)	48,267	3,795,234
Avocent Corp.(a)	7,099	138,501
CNET Networks Inc.(a)	23,532	182,373
DealerTrack Holdings Inc.(a)	4,630	89,081
Digital River Inc.(a)	6,223	204,426
EarthLink Inc.(a)	17,040	155,575
eBay Inc.(a)	174,205	5,450,874
Equinix Inc.(a)(b)	5,697	515,123
Expedia Inc.(a)	32,406	818,576
F5 Networks Inc.(a)	13,447	304,306
Google Inc. Class A(a)	36,270	20,829,498
IAC/InterActiveCorp(a)	28,099	584,740
j2 Global Communications Inc.(a)	7,559	161,763
McAfee Inc.(a)	25,246	839,429
NetFlix Inc.(a)(b)	6,946	222,133
NutriSystem Inc.(a)(b)	5,549	111,424
Priceline.com Inc.(a)(b)	5,980	763,287
RealNetworks Inc.(a)	14,661	90,312

Symantec Corp.(a)	133,056	2,291,224
TIBCO Software Inc.(a)	29,649	227,408
ValueClick Inc.(a)	15,220	303,639
VeriSign Inc.(a)	33,192	1,196,572
Websense Inc.(a)	6,979	135,742
Yahoo! Inc.(a)	209,706	5,748,041

		46,088,621
MACHINERY—0.15%
Intermec Inc.(a)	7,368	155,612
Zebra Technologies Corp. Class A(a)	10,312	378,966

		534,578
OFFICE & BUSINESS EQUIPMENT—0.56%
Xerox Corp.	142,964	1,997,207

		1,997,207
SEMICONDUCTORS—15.29%
Advanced Micro Devices Inc.(a)(b)	93,499	557,254
Altera Corp.	47,830	1,017,822
Amkor Technology Inc.(a)	17,806	170,047
Analog Devices Inc.	45,738	1,473,221
Applied Materials Inc.	211,815	3,952,468
Applied Micro Circuits Corp.(a)	10,894	95,431
Atmel Corp.(a)	68,430	254,560
Broadcom Corp. Class A(a)	73,626	1,911,331
Cree Inc.(a)(b)	13,593	353,418
Cypress Semiconductor Corp.(a)	24,400	686,128
Emulex Corp.(a)	13,064	171,008
Entegris Inc.(a)	17,803	134,235
Fairchild Semiconductor International Inc. Class A(a)	19,687	256,718
FormFactor Inc.(a)	7,655	147,512
Hittite Microwave Corp.(a)	2,555	101,433
Integrated Device Technology Inc.(a)	29,088	310,951
Intel Corp.	905,257	20,151,021
International Rectifier Corp.(a)	11,143	253,615
Intersil Corp. Class A	19,721	526,945
KLA-Tencor Corp.	28,434	1,241,997
Lam Research Corp.(a)	19,450	794,338
Linear Technology Corp.	35,005	1,223,775
LSI Corp.(a)	103,011	638,668
MEMC Electronic Materials Inc.(a)	35,871	2,258,797
Micrel Inc.	8,097	79,513
Microchip Technology Inc.	29,350	1,078,613
Micron Technology Inc.(a)	118,277	913,098
Microsemi Corp.(a)	12,147	297,602
MKS Instruments Inc.(a)	6,939	158,556
National Semiconductor Corp.	35,309	719,951
Novellus Systems Inc.(a)	15,895	347,465
NVIDIA Corp.(a)	87,621	1,800,612
OmniVision Technologies Inc.(a)	8,766	140,607
ON Semiconductor Corp.(a)	51,006	381,015
PMC-Sierra Inc.(a)	33,459	259,976
QLogic Corp.(a)	20,888	333,372
Rambus Inc.(a)	13,893	318,983
Semtech Corp.(a)	10,252	166,492
Silicon Laboratories Inc.(a)	8,201	276,948
SiRF Technology Holdings Inc.(a)	9,206	54,407
Skyworks Solutions Inc.(a)	25,218	219,144
Spansion Inc. Class A(a)	14,936	49,289
Teradyne Inc.(a)	27,166	361,036
Tessera Technologies Inc.(a)	7,612	154,067

Texas Instruments Inc.	207,964	6,064,230
Varian Semiconductor Equipment Associates Inc.(a)	11,950	437,729
Xilinx Inc.	44,537	1,103,181
Zoran Corp.(a)	7,669	100,924

		54,499,503
SOFTWARE—21.00%
ACI Worldwide Inc.(a)	5,696	125,882
Activision Inc.(a)	45,666	1,235,265
Acxiom Corp.	10,252	121,281
Adobe Systems Inc.(a)	83,323	3,107,115
Advent Software Inc.(a)	2,784	110,970
ANSYS Inc.(a)	12,246	492,657
Autodesk Inc.(a)	36,451	1,385,138
Automatic Data Processing Inc.	81,705	3,611,361
Avid Technology Inc.(a)(b)	5,022	104,809
BMC Software Inc.(a)	29,888	1,038,907
Broadridge Financial Solutions Inc.	21,943	408,579
CA Inc.	60,848	1,347,175
Citrix Systems Inc.(a)	28,809	943,495
Compuware Corp.(a)	42,658	321,641
Concur Technologies Inc.(a)	6,839	226,644
Electronic Arts Inc.(a)	49,722	2,559,191
Fair Isaac Corp.	7,615	188,624
Fidelity National Information Services Inc.	26,628	960,206
Fiserv Inc.(a)	25,611	1,294,636
Global Payments Inc.	12,343	546,301
Informatica Corp.(a)	13,409	214,008
Intuit Inc.(a)	51,856	1,398,556
Lawson Software Inc.(a)	19,142	152,945
ManTech International Corp. Class A(a)	3,020	144,265
MasterCard Inc. Class A	10,103	2,810,250
Metavante Technologies Inc.(a)	13,841	326,232
Microsoft Corp.	990,945	28,261,751
MicroStrategy Inc. Class A(a)	1,485	131,764
MoneyGram International Inc.	12,720	19,716
NAVTEQ Corp.(a)	15,328	1,137,491
Novell Inc.(a)	54,784	344,044
Nuance Communications Inc.(a)	25,662	520,425
Omniture Inc.(a)	6,639	151,502
Open Text Corp.(a)(b)	7,757	288,716
Oracle Corp.(a)	618,640	12,898,644
Parametric Technology Corp.(a)	18,011	313,932
Paychex Inc.	51,015	1,855,416
Progress Software Corp.(a)	6,502	196,555
Quest Software Inc.(a)	10,816	144,069
Red Hat Inc.(a)	30,204	621,296
Salesforce.com Inc.(a)	12,798	854,011
Solera Holdings Inc.(a)	4,029	103,988
Sybase Inc.(a)	12,199	358,895
Take-Two Interactive Software Inc.(a)	11,943	313,384
THQ Inc.(a)	10,284	218,844
Total System Services Inc.	31,113	740,489
VeriFone Holdings Inc.(a)	9,492	106,215
Wind River Systems Inc.(a)	12,141	100,042

		74,857,322
TELECOMMUNICATIONS—15.07%
ADC Telecommunications Inc.(a)	18,222	255,472
ADTRAN Inc.	8,778	207,687
Anixter International Inc.(a)	4,656	265,252
ARRIS Group Inc.(a)	21,026	170,311

Atheros Communications Inc.(a)	9,176	244,265
Ciena Corp.(a)	13,419	453,696
Cisco Systems Inc.(a)	932,300	23,904,172
CommScope Inc.(a)	10,447	496,755
Corning Inc.	246,642	6,587,808
Foundry Networks Inc.(a)	22,991	292,675
Harris Corp.	21,611	1,167,642
InterDigital Inc.(a)	7,384	149,674
JDS Uniphase Corp.(a)	34,966	500,363
Juniper Networks Inc.(a)	82,304	2,273,236
Motorola Inc.	353,048	3,516,358
NeuStar Inc. Class A(a)	12,021	330,698
Nortel Networks Corp.(a)	68,328	583,521
Polycom Inc.(a)	13,835	309,904
QUALCOMM Inc.	252,194	10,892,259
RF Micro Devices Inc.(a)	45,392	152,971
SAVVIS Inc.(a)	4,301	63,010
Sonus Networks Inc.(a)	40,545	162,585
Sycamore Networks Inc.(a)	30,458	98,075
Tekelec(a)	10,246	150,821
Tellabs Inc.(a)	64,367	332,134
3Com Corp.(a)	63,109	150,830

		53,712,174

TOTAL COMMON STOCKS
(Cost: $400,101,261)		356,293,277

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.09%

MONEY MARKET FUNDS—1.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.85%(c)(d)	447,850	447,850
BGI Cash Premier Fund LLC
2.90%(c)(d)(e)	3,438,472	3,438,472

		3,886,322

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,886,322)		3,886,322

TOTAL INVESTMENTS IN SECURITIES—101.03%
(Cost: $403,987,583)		360,179,599
Other Assets, Less Liabilities—(1.03)%		(3,684,455)

NET ASSETS—100.00%		$356,495,144

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2008

Security	Shares	Value

COMMON STOCKS—97.46%

ARGENTINA—0.10%
Petrobras Energia Participaciones SA SP ADR	882	$10,681

		10,681
AUSTRALIA—2.82%
AMP Ltd.	1,506	11,112
ASX Ltd.	268	9,064
Australia and New Zealand Banking Group Ltd.	504	10,401
BHP Billiton Ltd.	1,136	45,250
BlueScope Steel Ltd.	1,010	10,517
Brambles Ltd.	1,158	9,712
Commonwealth Bank of Australia	350	14,793
CSL Ltd.	356	13,349
Foster’s Group Ltd.	2,286	10,922
Macquarie Group Ltd.	198	11,833
National Australia Bank Ltd.	518	14,747
Newcrest Mining Ltd.	328	8,933
Orica Ltd.	376	10,311
QBE Insurance Group Ltd.	418	9,962
Rio Tinto Ltd.	106	13,593
Santos Ltd.	804	12,039
Suncorp-Metway Ltd.	748	9,622
Telstra Corp. Ltd.	2,444	10,502
Wesfarmers Ltd.	292	10,291
Wesfarmers Ltd. New(a)	36	1,269
Westfield Group	648	11,138
Westpac Banking Corp.	518	11,954
Woodside Petroleum Ltd.	242	12,748
Woolworths Ltd.	450	12,170

		296,232
AUSTRIA—0.44%
Erste Bank der Oesterreichischen Sparkassen AG	180	13,368
OMV AG	138	10,410
Telekom Austria AG	388	9,575
voestalpine AG	168	12,882

		46,235
BELGIUM—0.38%
Fortis	302	8,228
Groupe Bruxelles Lambert SA	84	10,674
InBev	120	9,865
KBC Group NV(b)	80	10,853

		39,620
BRAZIL—0.65%
Companhia Siderurgica Nacional SP ADR	394	17,001
Companhia Vale do Rio Doce ADR	408	15,945
Petroleo Brasileiro SA ADR	200	24,284

Unibanco - Uniao de Bancos Brasileiros SA Units GDR	78	11,342

		68,572
CANADA—3.91%
Bank of Montreal	220	10,944
Bank of Nova Scotia	300	14,245
Barrick Gold Corp.	300	11,531
Brookfield Asset Management Inc. Class A	326	10,634
Cameco Corp.	284	9,873
Canadian Imperial Bank of Commerce	164	12,078
Canadian National Railway Co.	238	12,464
Canadian Natural Resources Ltd.	204	17,329
Canadian Pacific Railway Ltd.	144	9,920
Enbridge Inc.	254	10,447
EnCana Corp.	266	21,460
Goldcorp Inc.	278	9,885
Husky Energy Inc.	254	11,470
Imperial Oil Ltd.	186	10,974
Kinross Gold Corp.	464	8,768
Manulife Financial Corp.	300	11,728
Nexen Inc.	358	12,406
Penn West Energy Trust	364	10,962
Petro-Canada	226	11,324
Potash Corp. of Saskatchewan Inc.	100	18,408
Power Corp. of Canada	302	10,591
Research In Motion Ltd.(b)	174	21,180
Rogers Communications Inc. Class B	256	11,390
Royal Bank of Canada	362	17,261
Shaw Communications Inc. Class B	492	10,298
SNC-Lavalin Group Inc.	232	11,636
Sun Life Financial Inc.	214	10,346
Suncor Energy Inc.	164	18,507
Talisman Energy Inc.	698	14,118
Teck Cominco Ltd. Class B	310	13,488
Toronto-Dominion Bank (The)	240	15,755
TransCanada Corp.	258	9,453

		410,873
CHILE—0.19%
Compania de Telecomunicaciones de Chile SA SP ADR	1,324	10,592
LAN Airlines SA SP ADR	742	9,817

		20,409
CHINA—1.46%
China Communications Construction Co. Ltd. Class H	4,000	9,504
China Construction Bank Class H	14,000	12,645
China Life Insurance Co. Ltd. Class H	4,000	17,345
China Mobile Ltd.	2,000	34,408
China Petroleum & Chemical Corp. Class H	12,000	12,732
China Shenhua Energy Co. Ltd. Class H	2,000	9,186
CNOOC Ltd.	8,000	14,123
Industrial and Commercial Bank of China Class H	16,000	12,665
PetroChina Co. Ltd. Class H	8,000	11,906
Ping An Insurance (Group) Co. of China Ltd. Class H	2,000	18,975

		153,489
CZECH REPUBLIC—0.29%
CEZ AS(b)	136	10,072
Komercni Banka AS	42	10,280

Zentiva NV	184	10,400

		30,752
DENMARK—0.39%
Danske Bank A/S	292	10,097
FLS Industries A/S Class B	102	10,767
Novo Nordisk A/S Class B	154	10,570
Vestas Wind Systems A/S(b)	92	10,057

		41,491
EGYPT—0.14%
Orascom Construction Industries Co. GDR	46	7,429
Orascom Telecom Holding SAE GDR Reg S	100	7,480

		14,909
FINLAND—0.65%
Fortum OYJ	242	10,275
Metso OYJ	198	8,570
Nokia OYJ	878	26,956
Sampo OYJ Class A	386	10,907
UPM-Kymmene OYJ	598	11,563

		68,271
FRANCE—4.65%
Accor SA	136	11,286
Alcatel-Lucent	1,750	11,797
ALSTOM	44	10,207
ArcelorMittal	272	24,049
AXA	322	11,984
BNP Paribas	186	20,054
Bouygues SA	140	10,467
Cap Gemini SA	182	11,048
Carrefour SA	176	12,394
Compagnie de Saint-Gobain	130	10,474
Compagnie Generale de Geophysique-Veritas(b)	40	10,079
Compagnie Generale des Etablissements Michelin Class B	108	9,882
Credit Agricole SA	390	13,146
Essilor International SA	176	10,947
France Telecom SA	544	17,075
Groupe Danone	128	11,327
Lafarge SA	60	10,826
L’Air Liquide SA	72	10,842
L’Oreal SA	80	9,492
LVMH Moet Hennessy Louis Vuitton SA	94	10,745
Pernod Ricard SA	94	10,830
PPR SA	72	9,423
PSA Peugeot Citroen SA	134	9,384
Renault SA	92	9,461
Sanofi-Aventis	298	23,267
Schneider Electric SA	88	10,770
SES SA	426	10,486
Societe Generale	96	11,234
Suez SA	348	24,652
Technip SA	136	12,569
Total SA	598	50,220
Unibail-Rodamco	40	10,323
Vallourec SA	46	12,551
Veolia Environnement	126	9,130
Vinci SA	148	10,929
Vivendi(b)	358	14,531

		487,881

GERMANY—3.74%
Adidas AG	154	9,828
Allianz SE Registered	142	28,946
BASF SE	110	15,696
Bayer AG	234	19,964
Bayerische Motoren Werke AG	190	10,427
Commerzbank AG	348	12,624
Continental AG	98	11,524
Daimler AG Registered	320	24,876
Deutsche Bank AG Registered	168	20,132
Deutsche Boerse AG	68	9,975
Deutsche Post AG Registered	312	9,730
Deutsche Telekom AG Registered	768	13,798
E.ON AG	166	33,781
Fresenius Medical Care AG & Co. KGaA	196	10,403
K+S AG	32	13,431
Linde AG	80	11,720
MAN AG	76	10,618
Merck KGaA	80	11,360
METRO AG	118	9,362
Muenchener Rueckversicherungs-Gesellschaft AG Registered	68	13,155
RWE AG	136	15,656
SAP AG	304	15,330
Siemens AG Registered	278	32,708
ThyssenKrupp AG	198	12,402
Volkswagen AG	52	15,333

		392,779
HONG KONG—1.20%
Esprit Holdings Ltd.	800	9,843
Hang Lung Properties Ltd.	4,000	16,268
Hang Seng Bank Ltd.	600	12,016
Henderson Land Development Co. Ltd.	2,000	15,267
Hong Kong and China Gas Co. Ltd. (The)	4,000	11,700
Li & Fung Ltd.	4,000	16,550
New World Development Co. Ltd.	4,000	10,315
Swire Pacific Ltd. Class A	2,000	23,388
Wharf Holdings Ltd. (The)	2,000	10,148

		125,495
HUNGARY—0.19%
Gedeon Richter Rt	44	9,103
OTP Bank Ltd.	242	10,387

		19,490
INDIA—0.80%
HDFC Bank Ltd. ADR	108	12,182
ICICI Bank Ltd. SP ADR	214	9,542
Infosys Technologies Ltd. SP ADR	280	12,233
Mahanagar Telephone Nigam Ltd. ADR	1,692	9,424
Reliance Industries Ltd. GDR(b)(c)	134	17,554
Satyam Computer Services Ltd. ADR	440	11,299
Wipro Ltd. ADR	920	11,960

		84,194
INDONESIA—0.18%
PT Astra International Tbk	4,000	8,675
PT Bank Central Asia Tbk	30,000	9,759

		18,434

IRELAND—0.31%
Allied Irish Banks PLC	532	11,223
Anglo Irish Bank Corp. PLC	784	10,985
Bank of Ireland	768	10,702

		32,910

ISRAEL—0.35%
Israel Chemicals Ltd.	776	14,274
Teva Pharmaceutical Industries Ltd.	466	22,096

		36,370
ITALY—1.70%
Assicurazioni Generali SpA	246	10,931
Atlantia SpA	306	10,028
Banco Popolare SpA(b)	550	10,935
Enel SpA	966	10,513
Eni SpA	792	30,506
Finmeccanica SpA	420	14,647
Intesa Sanpaolo SpA	2,474	18,498
Mediobanca SpA	724	15,138
Saipem SpA	264	11,607
Telecom Italia SpA	4,028	8,479
UniCredito SpA	2,954	22,444
Unione di Banche Italiane ScpA	546	14,434

		178,160
JAPAN—8.06%
AEON Co. Ltd.	800	11,612
Aisin Seiki Co. Ltd.	400	13,893
Astellas Pharma Inc.	400	16,266
Bank of Yokohama Ltd. (The)	2,000	14,582
Bridgestone Corp.	800	14,536
Canon Inc.	400	19,902
Chubu Electric Power Co. Inc.	400	9,320
Daiichi Sankyo Co. Ltd.	400	10,946
Daikin Industries Ltd.	400	19,826
Denso Corp.	400	13,817
Eisai Co. Ltd.	400	14,085
FUJIFILM Holdings Corp.	400	15,271
Fujitsu Ltd.	2,000	12,688
Hitachi Ltd.	2,000	13,415
Honda Motor Co. Ltd.	400	12,630
Hoya Pentax HD Corp.	400	11,023
JFE Holdings Inc.	400	21,816
Kansai Electric Power Co. Inc. (The)	600	14,209
Kobe Steel Ltd.	4,000	11,903
Komatsu Ltd.	600	18,084
Kubota Corp.	2,000	13,932
Kyocera Corp.	200	18,295
Marubeni Corp.	2,000	15,865
Millea Holdings Inc.	400	16,879
Mitsubishi Chemical Holdings Corp.	2,000	13,204
Mitsubishi Corp.	400	12,783
Mitsubishi Heavy Industries Ltd.	4,000	18,448
Mitsubishi UFJ Financial Group Inc.	2,800	30,650
Mizuho Financial Group Inc.	2	10,334
Murata Manufacturing Co. Ltd.	200	10,525
NEC Corp.	4,000	18,792
Nippon Oil Corp.	2,000	13,645
Nippon Steel Corp.	2,000	11,176
Nissan Motor Co. Ltd.	1,200	10,587
Nitto Denko Corp.	400	16,496
Nomura Holdings Inc.	800	13,840
NTT DoCoMo Inc.	6	8,784
ORIX Corp.	80	14,360
Secom Co. Ltd.	200	9,262
Seven & I Holdings Co. Ltd.	400	11,827
Shin-Etsu Chemical Co. Ltd.	200	12,286

SoftBank Corp.(b)	600	12,056
Sony Corp.	400	18,295
Sumitomo Chemical Co. Ltd.	2,000	12,917
Sumitomo Corp.	800	10,694
Sumitomo Electric Industries Ltd.	800	10,242
Sumitomo Metal Industries Ltd.	4,000	16,726
Sumitomo Trust and Banking Co. Ltd. (The)	2,000	17,893
Suzuki Motor Corp.	400	10,066
T&D Holdings Inc.	300	19,003
Takeda Pharmaceutical Co. Ltd.	200	10,506
TDK Corp.	200	13,626
Terumo Corp.	200	9,798
Tokyo Electric Power Co. Inc. (The)	400	10,123
Tokyo Electron Ltd.	200	12,917
Toray Industries Inc.	2,000	12,401
Toshiba Corp.	2,000	16,496
Toyota Motor Corp.	600	30,255
Yamada Denki Co. Ltd.	120	10,208

		846,016
MEXICO—0.65%
America Movil SAB de CV Series L	3,600	10,439
Cemex SAB de CV Series CPO(b)	4,000	11,089
Fomento Economico Mexicano SAB de CV BD Units	2,800	12,204
Grupo Televisa SA Series CPO	2,200	10,833
Telefonos de Mexico SAB de CV Series L	6,200	11,152
Wal-Mart de Mexico SAB de CV Series V	3,000	12,117

		67,834
NETHERLANDS—1.49%
Aegon NV	744	11,960
Akzo Nobel NV	136	11,538
Heineken NV	176	10,245
ING Groep NV	618	23,583
Koninklijke Ahold NV	816	12,095
Koninklijke DSM NV	246	13,263
Koninklijke KPN NV	586	10,752
Koninklijke Philips Electronics NV	424	15,942
Reed Elsevier NV	606	11,482
TNT NV	282	10,954
Unilever NV	448	15,066
Wolters Kluwer NV	368	9,889

		156,769
NORWAY—0.43%
DnB NOR ASA(b)	716	10,691
Orkla ASA	852	11,271
StatoilHydro ASA	352	12,709
Telenor ASA(b)	532	10,723

		45,394
PERU—0.09%
Compania de Minas Buenaventura SA ADR	146	9,135

		9,135
PORTUGAL—0.10%
Energias de Portugal SA(b)	1,724	10,897

		10,897
RUSSIA—0.68%
OAO Gazprom SP ADR Reg S	790	42,028
OAO NOVATEK SP GDR Reg S	136	10,295

RAO Unified Energy System of Russia GDR Reg S(b)	86	8,084
Surgutneftegaz SP ADR	1,090	10,628

		71,035
SINGAPORE—0.69%
CapitaLand Ltd.	4,000	20,004
Keppel Corp. Ltd.	2,000	15,202
Oversea-Chinese Banking Corp.	2,000	13,037
Singapore Exchange Ltd.	2,000	12,654
Singapore Telecommunications Ltd.	4,000	11,372

		72,269
SOUTH AFRICA—0.84%
FirstRand Ltd.	4,732	9,818
Gold Fields Ltd.	762	10,095
Impala Platinum Holdings Ltd.	250	10,201
MTN Group Ltd.	674	12,903
Naspers Ltd.	532	11,577
Sanlam Ltd.	4,310	11,420
Sasol Ltd.	202	11,508
Standard Bank Group Ltd.	868	10,350

		87,872
SOUTH KOREA—1.48%
Kookmin Bank SP ADR	390	27,203
Korea Electric Power Corp. SP ADR	796	13,078
KT Corp. SP ADR	684	15,814
LG Display Co. Ltd. ADR	462	10,058
POSCO ADR	162	19,991
Samsung Electronics Co. Ltd. GDR(c)	100	35,600
Shinhan Financial Group Co. Ltd. ADR	178	20,673
SK Telecom Co. Ltd. ADR	560	12,639

		155,056
SPAIN—2.02%
Acciona SA	36	10,299
Actividades de Construcciones y Servicios SA	226	13,371
Banco Bilbao Vizcaya Argentaria SA	1,260	28,974
Banco Popular Espanol SA	1,046	18,044
Banco Sabadell SA	1,188	11,837
Banco Santander SA	1,846	39,805
Gamesa Corporacion Tecnologica SA	256	12,423
Iberdrola SA	1,278	18,723
Industria de Diseno Textil SA	202	11,001
Repsol YPF SA	438	17,757
Telefonica SA	1,022	29,548

		211,782
SWEDEN—0.96%
Atlas Copco AB Class A	652	10,497
Hennes & Mauritz AB Class B	186	11,047
Nordea Bank AB	722	11,949
Sandvik AB	640	9,850
Scania AB Class B	464	9,541
Svenska Handelsbanken AB Class A	356	9,889
Telefonaktiebolaget LM Ericsson AB Class B	5,864	14,949
TeliaSonera AB	1,368	12,211
Volvo AB Class B	740	11,297

		101,230
SWITZERLAND—2.57%
ABB Ltd. Registered	756	23,111
Adecco SA Registered	196	11,695

Compagnie Financiere Richemont SA A Units Bearer	188	11,399
Credit Suisse Group Registered	378	20,941
Holcim Ltd. Registered	100	9,784
Julius Baer Holding AG Registered	136	10,041
Nestle SA Registered	114	54,398
Novartis AG Registered	660	33,394
Roche Holding AG Genusschein	224	37,163
Swiss Reinsurance Co. Registered	140	11,613
Syngenta AG Registered	36	10,698
UBS AG Registered(b)	686	23,052
Zurich Financial Services AG Registered	42	12,793

		270,082
TAIWAN—1.21%
AU Optronics Corp. SP ADR	618	12,063
Chunghwa Telecom Co. Ltd. SP ADR	1,484	37,857
Siliconware Precision Industries Co. SP ADR	1,684	13,708
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	3,282	36,890
United Microelectronics Corp. SP ADR	7,594	26,275

		126,793
THAILAND—0.25%
Bangkok Bank PCL NVDR(b)	3,420	14,884
Kasikornbank PCL NVDR(b)	4,024	11,104

		25,988
UNITED KINGDOM—9.52%
Anglo American PLC	434	28,099
AstraZeneca PLC	490	20,652
Aviva PLC	934	11,645
BAE Systems PLC	1,344	12,424
Barclays PLC(d)	2,266	20,487
BG Group PLC	1,028	25,063
BHP Billiton PLC	798	28,449
BP PLC	6,104	73,865
British American Tobacco PLC	424	15,930
British Energy Group PLC	980	14,751
British Land Co. PLC	556	9,261
British Sky Broadcasting Group PLC	922	9,952
BT Group PLC	2,560	11,294
Cadbury Schweppes PLC	916	10,577
Carnival PLC	242	9,509
Centrica PLC	1,612	9,386
Compass Group PLC	1,660	11,211
Diageo PLC	684	13,994
Experian Group Ltd.	1,188	8,953
GlaxoSmithKline PLC	1,708	37,921
HBOS PLC	1,362	12,692
HSBC Holdings PLC	2,912	50,724
Imperial Tobacco Group PLC	230	11,019
International Power PLC	1,288	11,205
J Sainsbury PLC	1,416	10,755
Johnson Matthey PLC	256	10,140
Land Securities Group PLC	344	10,492
Legal & General Group PLC	4,270	10,732
Lloyds TSB Group PLC	1,902	16,292
Lonmin PLC	150	9,216
Man Group PLC	938	10,803
Marks & Spencer Group PLC	1,338	10,083
National Grid PLC	676	9,379
Old Mutual PLC	4,330	10,994
Pearson PLC	802	10,436

Prudential PLC	870	11,889
Reckitt Benckiser PLC	184	10,707
Reed Elsevier PLC	914	11,549
Resolution PLC	784	11,164
Rio Tinto PLC	336	39,336
Rolls-Royce Group PLC(b)	1,258	10,938
Royal Bank of Scotland Group PLC	3,192	21,811
Royal Dutch Shell PLC Class A	1,098	44,102
Royal Dutch Shell PLC Class B	790	31,527
SABMiller PLC	464	10,734
Scottish & Southern Energy PLC	336	9,263
Shire PLC	572	10,609
Smith & Nephew PLC	772	10,015
Standard Chartered PLC	368	13,075
Standard Life PLC	2,580	12,800
Tesco PLC	2,442	20,749
Thomson Reuters PLC	142	4,396
3i Group PLC	564	9,601
Unilever PLC	448	15,102
Vodafone Group PLC	17,564	55,763
Wm Morrison Supermarkets PLC	1,786	10,134
Wolseley PLC	796	8,001
WPP Group PLC	888	10,878
Xstrata PLC	210	16,412

		998,940
UNITED STATES—41.88%
Abbott Laboratories	462	24,370
Accenture Ltd.	296	11,115
ACE Ltd.	174	10,490
Adobe Systems Inc.(b)	296	11,038
AES Corp. (The)(b)	536	9,305
Aetna Inc.	198	8,633
Aflac Inc.	162	10,801
Air Products and Chemicals Inc.	108	10,630
Alcoa Inc.	332	11,547
Allergan Inc.	156	8,794
Allstate Corp. (The)	220	11,079
Altria Group Inc.	716	14,320
Amazon.com Inc.(b)	136	10,694
American Capital Strategies Ltd.	298	9,461
American Electric Power Co. Inc.	238	10,622
American Express Co.	224	10,756
American International Group Inc.	616	28,459
American Tower Corp. Class A(b)	260	11,289
Ameriprise Financial Inc.	190	9,023
Amgen Inc.(b)	374	15,659
Anadarko Petroleum Corp.	174	11,581
Anheuser-Busch Companies Inc.	266	13,087
Apache Corp.	118	15,892
Apollo Group Inc. Class A(b)	142	7,228
Apple Inc.(b)	300	52,185
Applied Materials Inc.	568	10,599
Archer-Daniels-Midland Co.	230	10,134
AT&T Inc.	1,940	75,097
Automatic Data Processing Inc.	254	11,227
Avon Products Inc.	258	10,067
Baker Hughes Inc.	148	11,970
Bank of America Corp.	1,298	48,727
Bank of New York Mellon Corp. (The)	348	15,148
Baxter International Inc.	224	13,960
BB&T Corp.	308	10,561
Becton, Dickinson and Co.	110	9,834
Bed Bath & Beyond Inc.(b)	350	11,375

Best Buy Co. Inc.	228	9,809
Biogen Idec Inc.(b)	162	9,832
Boeing Co. (The)	242	20,536
Boston Properties Inc.	114	11,456
Boston Scientific Corp.(b)	818	10,904
Bristol-Myers Squibb Co.	668	14,676
Burlington Northern Santa Fe Corp.	132	13,537
C.H. Robinson Worldwide Inc.	184	11,533
C.R. Bard Inc.	100	9,417
CA Inc.	434	9,609
Capital One Financial Corp.	210	11,130
Cardinal Health Inc.	166	8,644
Carnival Corp.	246	9,882
Caterpillar Inc.	178	14,575
CBS Corp. Class B	408	9,413
Celgene Corp.(b)	180	11,185
Charles Schwab Corp. (The)	506	10,930
Chesapeake Energy Corp.	238	12,305
Chevron Corp.	668	64,228
Chubb Corp.	192	10,170
CIGNA Corp.	208	8,884
Cisco Systems Inc.(b)	2,020	51,793
Citigroup Inc.	1,690	42,706
Clear Channel Communications Inc.	316	9,527
CME Group Inc.	16	7,319
Coach Inc.(b)	328	11,667
Coca-Cola Co. (The)	578	34,027
Cognizant Technology Solutions Corp.(b)	314	10,126
Colgate-Palmolive Co.	158	11,171
ConAgra Foods Inc.	474	11,167
ConocoPhillips	506	43,592
CONSOL Energy Inc.	132	10,687
Constellation Energy Group Inc.	100	8,465
Cooper Industries Ltd.	232	9,834
Corning Inc.	574	15,332
Costco Wholesale Corp.	156	11,115
Coventry Health Care Inc.(b)	184	8,230
Covidien Ltd.	234	10,925
CSX Corp.	206	12,968
CVS Caremark Corp.	460	18,570
Danaher Corp.	132	10,299
Deere & Co.	124	10,425
Dell Inc.(b)	852	15,873
Devon Energy Corp.	146	16,556
DIRECTV Group Inc. (The)(b)	406	10,004
Dominion Resources Inc.	240	10,414
Dover Corp.	242	11,972
Dow Chemical Co. (The)	322	12,928
Duke Energy Corp.	574	10,510
E.I. du Pont de Nemours and Co.	278	13,597
Eaton Corp.	126	11,068
eBay Inc.(b)	414	12,954
Edison International	192	10,017
El Paso Corp.	630	10,798
Electronic Arts Inc.(b)	206	10,603
Eli Lilly and Co.	322	15,501
EMC Corp.(b)	796	12,258
Emerson Electric Co.	190	9,929
Entergy Corp.	92	10,567
EOG Resources Inc.	102	13,309
Equity Residential	262	10,878
Exelon Corp.	174	14,874
Expeditors International Washington Inc.	246	11,461
Express Scripts Inc.(b)	156	10,923

Exxon Mobil Corp.	1,850	172,179
Federal Home Loan Mortgage Corp.	362	9,017
Federal National Mortgage Association	376	10,641
FedEx Corp.	114	10,929
Fifth Third Bancorp	404	8,658
FirstEnergy Corp.	140	10,590
Fluor Corp.	82	12,535
Forest Laboratories Inc.(b)	250	8,677
FPL Group Inc.	154	10,209
Franklin Resources Inc.	100	9,515
Freeport-McMoRan Copper & Gold Inc.	132	15,015
Gap Inc. (The)	524	9,757
Genentech Inc.(b)	158	10,776
General Dynamics Corp.	118	10,670
General Electric Co.	3,218	105,229
General Growth Properties Inc.	280	11,469
General Mills Inc.	184	11,114
Genzyme Corp.(b)	136	9,568
Gilead Sciences Inc.(b)	308	15,942
Goldman Sachs Group Inc. (The)	106	20,285
Google Inc. Class A(b)	76	43,646
H.J. Heinz Co.	248	11,663
Halliburton Co.	300	13,773
Hartford Financial Services Group Inc. (The)	136	9,693
Hess Corp.	110	11,682
Hewlett-Packard Co.	896	41,530
Home Depot Inc.	576	16,589
Honeywell International Inc.	210	12,474
Humana Inc.(b)	144	6,882
Illinois Tool Works Inc.	206	10,772
Ingersoll-Rand Co. Ltd. Class A	258	11,450
Intel Corp.	2,024	45,054
International Business Machines Corp.	406	49,004
International Game Technology Inc.	220	7,643
International Paper Co.	314	8,217
Intuit Inc.(b)	338	9,116
ITT Industries Inc.	174	11,136
J.C. Penney Co. Inc.	218	9,265
Jacobs Engineering Group Inc.(b)	130	11,223
Johnson & Johnson	764	51,257
Johnson Controls Inc.	298	10,507
JPMorgan Chase & Co.	1,058	50,414
Juniper Networks Inc.(b)	394	10,882
Kellogg Co.	192	9,825
Kimberly-Clark Corp.	158	10,110
Kohl’s Corp.(b)	226	11,040
Kraft Foods Inc.	552	17,460
Kroger Co. (The)	380	10,355
L-3 Communications Holdings Inc.	92	10,253
Laboratory Corp. of America Holdings(b)	124	9,377
Legg Mason Inc.	144	8,680
Lehman Brothers Holdings Inc.	184	8,140
Lincoln National Corp.	186	9,999
Lockheed Martin Corp.	110	11,664
Lowe’s Companies Inc.	530	13,351
Macy’s Inc.	408	10,318
Marathon Oil Corp.	266	12,122
Marriott International Inc. Class A	288	9,878
Marsh & McLennan Companies Inc.	400	11,036
MasterCard Inc. Class A	46	12,795
McDonald’s Corp.	338	20,138
McGraw-Hill Companies Inc. (The)	250	10,248
McKesson Corp.	172	8,965
Medco Health Solutions Inc.(b)	206	10,205

Medtronic Inc.	356	17,330
MEMC Electronic Materials Inc.(b)	130	8,186
Merck & Co. Inc.	742	28,226
Merrill Lynch & Co. Inc.	286	14,251
MetLife Inc.	172	10,466
Microsoft Corp.	2,780	79,286
Mirant Corp.(b)	282	11,593
Monsanto Co.	164	18,699
Moody’s Corp.	260	9,610
Morgan Stanley	304	14,774
Motorola Inc.	934	9,303
Murphy Oil Corp.	130	11,744
National City Corp.(e)	634	3,994
National Oilwell Varco Inc.(b)	162	11,089
Newmont Mining Corp.	210	9,284
News Corp. Class A	532	9,523
Nike Inc. Class B	162	10,822
Noble Corp.	210	11,819
Noble Energy Inc.	132	11,484
Norfolk Southern Corp.	184	10,963
Northern Trust Corp.	136	10,079
Northrop Grumman Corp.	124	9,123
NRG Energy Inc.(b)	400	17,580
Nucor Corp.	162	12,231
NVIDIA Corp.(b)	464	9,535
Occidental Petroleum Corp.	268	22,300
Omnicom Group Inc.	218	10,407
Oracle Corp.(b)	1,298	27,063
Owens-Illinois Inc.(b)	184	10,148
PACCAR Inc.	240	11,357
Parker Hannifin Corp.	150	11,978
Paychex Inc.	304	11,056
Peabody Energy Corp.	180	11,003
PepsiCo Inc.	440	30,153
Pfizer Inc.	2,264	45,529
PG&E Corp.	254	10,160
Philip Morris International Inc.(b)	716	36,537
PNC Financial Services Group Inc. (The)	156	10,819
PPL Corp.	208	9,988
Praxair Inc.	122	11,140
Precision Castparts Corp.	84	9,875
Principal Financial Group Inc.	178	9,551
Procter & Gamble Co. (The)	904	60,613
Progressive Corp. (The)	556	10,114
Prudential Financial Inc.	138	10,448
Public Service Enterprise Group Inc.	214	9,397
Public Storage	134	12,154
QUALCOMM Inc.	562	24,273
Quest Diagnostics Inc.	196	9,835
Questar Corp.	184	11,414
Raytheon Co.	156	9,979
Regions Financial Corp.	452	9,908
Reynolds American Inc.	154	8,293
Safeway Inc.	320	10,112
Schering-Plough Corp.	564	10,383
Schlumberger Ltd.	384	38,611
Seagate Technology	456	8,605
Sempra Energy	182	10,314
Simon Property Group Inc.	118	11,783
SLM Corp.(b)	468	8,672
Smith International Inc.	166	12,701
Southern Co. (The)	286	10,648
Southwestern Energy Co.(b)	400	16,924
Spectra Energy Corp.	448	11,066

Sprint Nextel Corp.	1,102	8,805
St. Jude Medical Inc.(b)	234	10,245
Staples Inc.	466	10,112
Starbucks Corp.(b)	568	9,219
Starwood Hotels & Resorts Worldwide Inc.	210	10,964
State Street Corp.	132	9,522
Stryker Corp.	146	9,465
Sun Microsystems Inc.(b)	610	9,553
SunTrust Banks Inc.	158	8,809
Symantec Corp.(b)	592	10,194
T. Rowe Price Group Inc.	204	11,946
Target Corp.	262	13,920
Texas Instruments Inc.	520	15,163
Textron Inc.	176	10,738
Thermo Fisher Scientific Inc.(b)	176	10,185
3M Co.	226	17,379
Time Warner Inc.	1,156	17,167
TJX Companies Inc. (The)	342	11,019
Trane Inc.	226	10,511
Transocean Inc.(b)	94	13,861
Travelers Companies Inc. (The)	210	10,584
Tyco Electronics Ltd.	292	10,924
Tyco International Ltd.	252	11,791
U.S. Bancorp	486	16,471
Ultra Petroleum Corp.(b)	200	16,614
Union Pacific Corp.	90	13,067
United Parcel Service Inc. Class B	180	13,034
United States Steel Corp.	94	14,471
United Technologies Corp.	218	15,798
UnitedHealth Group Inc.	438	14,292
Valero Energy Corp.	204	9,965
Varian Medical Systems Inc.(b)	190	8,907
VeriSign Inc.(b)	284	10,238
Verizon Communications Inc.	872	33,555
Viacom Inc. Class B(b)	250	9,610
Vornado Realty Trust	114	10,612
Wachovia Corp.	588	17,140
Walgreen Co.	346	12,058
Wal-Mart Stores Inc.	684	39,658
Walt Disney Co. (The)	550	17,837
Waste Management Inc.	306	11,047
Weatherford International Ltd.(b)	152	12,262
WellPoint Inc.(b)	202	10,050
Wells Fargo & Co.	790	23,503
Western Union Co.	482	11,086
Weyerhaeuser Co.	156	9,965
Whirlpool Corp.	112	8,151
Williams Companies Inc. (The)	300	10,650
Wm. Wrigley Jr. Co.	174	13,252
Wyeth	448	19,923
Xerox Corp.	698	9,751
XTO Energy Inc.	184	11,382
Yahoo! Inc.(b)	466	12,773
Yum! Brands Inc.	290	11,797
Zimmer Holdings Inc.(b)	130	9,641

		4,395,898

TOTAL COMMON STOCKS
(Cost: $9,738,607)		10,230,237

Security	Shares	Value

PREFERRED STOCKS—2.01%

BRAZIL—1.81%
Banco Bradesco SA SP ADR	624	14,090
Banco Itau Holding Financiera SA ADR	638	17,896
Companhia Brasileira de Distribuicao Grupo Pao de Acucar SP ADR	314	14,284
Companhia de Bebidas das Americas ADR	202	14,807
Companhia Energetica de Minas Gerais SP ADR	659	13,516
Companhia Vale do Rio Doce SP ADR	1,494	47,569
Gerdau SA SP ADR	408	15,802
Petroleo Brasileiro SA SP ADR	516	52,167

		190,131
GERMANY—0.12%
Volkswagen AG	72	11,881

		11,881
ITALY—0.08%
Telecom Italia SpA RNC	5,254	8,613

		8,613

TOTAL PREFERRED STOCKS
(Cost: $186,715)		210,625

Security	Shares	Value

RIGHTS—0.01%

SWITZERLAND—0.01%
UBS AG Registered(b)	686	1,153

		1,153

TOTAL RIGHTS
(Cost: $0)		1,153

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.10%

MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.85%(d)(f)	5,878	5,878
BGI Cash Premier Fund LLC
2.90%(d)(f)(g)	4,438	4,438

		10,316

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,316)		10,316

TOTAL INVESTMENTS IN SECURITIES—99.58%
(Cost: $9,935,638)		10,452,331
Other Assets, Less Liabilities—0.42%		44,193

NET ASSETS—100.00%		$10,496,524

ADR  -  American Depositary Receipts

GDR  -  Global Depositary Receipts

NVDR  -  Non-Voting Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

SP GDR  -  Sponsored Global Depositary Receipts

(a)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(b)	Non-income earning security.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	All or a portion of this security represents a security on loan. See Note 3.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2008

Security	Shares	Value

COMMON STOCKS—97.26%

AUSTRALIA—5.71%
AMP Ltd.	1,418	$10,463
ASX Ltd.	186	6,291
Australia and New Zealand Banking Group Ltd.	1,350	27,861
AXA Asia Pacific Holdings Ltd.	1,007	5,637
BHP Billiton Ltd.	2,607	103,845
BlueScope Steel Ltd.	1,025	10,673
Boral Ltd.	960	5,627
Brambles Ltd.	1,127	9,452
Commonwealth Bank of Australia	935	39,517
Computershare Ltd.	724	6,106
Crown Ltd.	489	5,055
CSL Ltd.	461	17,286
Fortescue Metals Group Ltd.(a)	932	6,508
Foster’s Group Ltd.	1,023	4,888
Insurance Australia Group Ltd.	2,145	8,793
Macquarie Group Ltd.	259	15,479
National Australia Bank Ltd.	1,129	32,141
Newcrest Mining Ltd.	305	8,306
OneSteel Ltd.	1,275	7,702
Orica Ltd.	394	10,804
Origin Energy Ltd.	1,804	23,715
Oxiana Ltd.	1,924	5,947
Qantas Airways Ltd.	2,062	6,607
QBE Insurance Group Ltd.	917	21,854
Rio Tinto Ltd.	167	21,415
Santos Ltd.	1,127	16,876
Sonic Healthcare Ltd.	421	6,050
Suncorp-Metway Ltd.	1,135	14,600
Tabcorp Holdings Ltd.	410	4,412
Telstra Corp. Ltd.	1,766	7,589
Wesfarmers Ltd.	417	14,697
Wesfarmers Ltd. New(b)	71	2,502
Wesfarmers Ltd. Partially Protected Shares	156	5,542
Westfield Group	906	15,573
Westpac Banking Corp.	1,313	30,302
Woodside Petroleum Ltd.	653	34,398
Woolworths Ltd.	967	26,153
Zinifex Ltd.	1,109	10,555

		611,221
AUSTRIA—0.42%
OMV AG	257	19,386
Raiffeisen International Bank Holding AG	36	5,835
Vienna Insurance Group	63	4,716
voestalpine AG	201	15,412

		45,349

BELGIUM—1.22%
Delhaize Group	63	5,477
Dexia SA	238	6,625
Fortis	2,161	58,878
Groupe Bruxelles Lambert SA	127	16,138
InBev	91	7,481
KBC Ancora SCA	50	5,353
KBC Group NV(a)	88	11,939
Solvay SA	99	14,553
UCB SA	109	4,719

		131,163
BRAZIL—0.38%
Companhia Vale do Rio Doce ADR	1,036	40,487

		40,487
CANADA—6.72%
Addax Petroleum Corp.	123	5,481
Agnico-Eagle Mines Ltd.	76	4,773
Agrium Inc.	94	7,391
ARC Energy Trust	378	9,774
Bank of Montreal	272	13,531
Bank of Nova Scotia	630	29,914
Barrick Gold Corp.	526	20,218
BCE Inc.	181	6,614
Cameco Corp.	242	8,413
Canadian Imperial Bank of Commerce	200	14,729
Canadian National Railway Co.	233	12,202
Canadian Natural Resources Ltd.	359	30,496
Canadian Oil Sands Trust	258	11,587
Canadian Pacific Railway Ltd.	72	4,960
Enbridge Inc.	256	10,529
EnCana Corp.	534	43,082
Enerplus Resources Fund	226	10,127
Fairfax Financial Holdings Ltd.	12	3,622
Finning International Inc.	192	5,710
First Quantum Minerals Ltd.	64	5,620
Goldcorp Inc.	403	14,330
Great-West Lifeco Inc.	298	9,259
Harvest Energy Trust	224	4,969
Husky Energy Inc.	260	11,741
Imperial Oil Ltd.	256	15,104
Kinross Gold Corp.	300	5,669
Magna International Inc. Class A	69	5,087
Manulife Financial Corp.	1,297	50,703
Nexen Inc.	349	12,094
Niko Resources Ltd.	56	5,060
OPTI Canada Inc.(a)	307	6,499
Penn West Energy Trust	426	12,829
Petro-Canada	392	19,641
Potash Corp. of Saskatchewan Inc.	213	39,210
Power Corp. of Canada	272	9,539
Power Financial Corp.	222	8,198
Provident Energy Trust	916	9,914
Research In Motion Ltd.(a)	296	36,031
Ritchie Bros. Auctioneers Inc.	174	4,338
Rogers Communications Inc. Class B	250	11,124
Royal Bank of Canada	788	37,573
Shoppers Drug Mart Corp.	101	5,334
SNC-Lavalin Group Inc.	115	5,768

Sun Life Financial Inc.	510	24,657
Suncor Energy Inc.	326	36,789
Talisman Energy Inc.	904	18,285

TELUS Corp. NVS	117	5,192
Toronto-Dominion Bank (The)	234	15,361
TransCanada Corp.	440	16,122
Yamana Gold Inc.	332	4,256

		719,449
CHINA—2.97%
Air China Ltd. Class H	6,000	4,449
Angang New Steel Co. Ltd. Class H(a)	2,000	4,993
Bank of China Ltd. Class H	20,000	10,212
Bank of Communications Co. Ltd. Class H	5,000	7,197
China Construction Bank Class H	21,000	18,967
China High Speed Transmission Equipment Group Co. Ltd.(a)	3,000	5,273
China Life Insurance Co. Ltd. Class H	6,000	26,018
China Merchants Holdings (International) Co. Ltd.	2,000	10,264
China Mobile Ltd.	4,000	68,817
China Resources Enterprises Ltd.	4,000	14,677
China Shenhua Energy Co. Ltd. Class H	4,000	18,372
China Shipping Development Co. Ltd. Class H	4,000	13,420
CNOOC Ltd.	17,000	30,011
GOME Electrical Appliances Holdings Ltd.	2,000	4,567
Industrial and Commercial Bank of China Class H	32,000	25,330
Jiangxi Copper Co. Ltd. Class H	3,000	7,274
Lenovo Group Ltd.	10,000	7,646
Maanshan Iron & Steel Co. Ltd. Class H	10,000	6,440
Ping An Insurance (Group) Co. of China Ltd. Class H	1,500	14,231
Sinofert Holdings Ltd.	6,000	4,580
Sinopec Shanghai Petrochemical Co. Ltd. Class H	12,000	4,711
Yanzhou Coal Mining Co. Ltd. Class H	4,000	7,379
Zijin Mining Group Co. Ltd. Class H(a)	4,000	3,638

		318,466
CZECH REPUBLIC—0.70%
Central European Media Enterprises Ltd. Class A(a)	52	5,397
CEZ AS(a)	573	42,437
Komercni Banka AS	67	16,399
Zentiva NV	184	10,400

		74,633
DENMARK—1.03%
Coloplast A/S Class B	60	5,764
Danske Bank A/S	362	12,518
FLS Industries A/S Class B	54	5,700
Novo Nordisk A/S Class B	470	32,259
Novozymes A/S Class B	79	7,202
Rockwool International AS Class B	50	8,501
Topdanmark A/S(a)	30	5,289
Trygvesta A/S	95	8,146
Vestas Wind Systems A/S(a)	178	19,459
William Demant Holding A/S(a)	74	5,866

		110,704
EGYPT—0.45%
Orascom Construction Industries Co. GDR	186	30,039
Orascom Telecom Holding SAE GDR Reg S	250	18,700

		48,739

FINLAND—1.36%
Cargotec Corp. Class B	118	4,935
Fortum OYJ	191	8,109
Kone OYJ Class B	126	4,959
Neste Oil OYJ	250	7,570
Nokia OYJ	2,768	84,983
Nokian Renkaat OYJ	149	6,340
Outokumpu OYJ	221	10,546
Rautaruukki OYJ	150	7,137
Sampo OYJ Class A	387	10,936

		145,515
FRANCE—7.53%
Aeroports de Paris	41	4,886
ALSTOM	21	4,872
ArcelorMittal	723	63,925
AXA	1,386	51,584
BNP Paribas	530	57,142
Bouygues SA	127	9,495
Cap Gemini SA	93	5,645
Carrefour SA	407	28,660
Casino Guichard-Perrachon SA	43	5,417
CNP Assurances SA	50	5,932
Compagnie de Saint-Gobain	258	20,787
Compagnie Generale de Geophysique-Veritas(a)	19	4,787
Compagnie Generale des Etablissements Michelin Class B	140	12,810
Credit Agricole SA	445	15,000
Electricite de France	72	7,533
Essilor International SA	158	9,827
France Telecom SA	1,196	37,539
Gaz de France	91	5,999
Groupe Danone	212	18,761
L’Air Liquide SA	219	32,978
Legrand SA	258	7,736
L’Oreal SA	185	21,950
LVMH Moet Hennessy Louis Vuitton SA	78	8,916
Neopost SA	48	5,007
Pernod Ricard SA	50	5,761
PPR SA	62	8,114
Publicis Groupe SA	138	5,575
Renault SA	43	4,422
Sanofi-Aventis	752	58,715
SCOR SE	247	5,968
Societe Generale	305	35,690
Sodexo	91	6,092
STMicroelectronics NV	929	10,891
Suez SA	714	50,579
Technip SA	75	6,931
Total SA	923	77,513
Unibail-Rodamco	18	4,645
Valeo SA	135	5,471
Vallourec SA	50	13,642
Veolia Environnement	244	17,680
Vinci SA	292	21,562
Vivendi(a)	493	20,010

		806,449
GERMANY—7.33%
Allianz SE Registered	339	69,103
BASF SE	518	73,913
Bilfinger Berger AG	78	6,690

Celesio AG(a)	127	5,447
Commerzbank AG	594	21,548
Continental AG	193	22,695
Daimler AG Registered	525	40,811
Deutsche Bank AG Registered	452	54,165
Deutsche Boerse AG	149	21,857
Deutsche Postbank AG	58	5,086
Deutsche Telekom AG Registered	2,142	38,485
E.ON AG	402	81,808
Fresenius Medical Care AG & Co. KGaA	175	9,288
GEA Group AG	346	12,794
HeidelbergCement AG	30	5,046
Heidelberger Druckmaschinen AG	266	6,336
Hochtief AG	84	8,651
Infineon Technologies AG(a)	930	8,702
K+S AG	34	14,271
Linde AG	154	22,562
Merck KGaA	59	8,378
METRO AG	165	13,091
Muenchener Rueckversicherungs-Gesellschaft AG Registered	165	31,921
Q-Cells AG(a)	94	10,978
RWE AG	262	30,161
Salzgitter AG	53	10,902
SAP AG	707	35,653
Siemens AG Registered	575	67,652
ThyssenKrupp AG	526	32,946
TUI AG(a)	276	7,898
Wacker Chemie AG	27	6,684

		785,522
HONG KONG—2.12%
Bank of East Asia Ltd.	1,200	6,835
Belle International Holdings Ltd.	4,000	4,259
BOC Hong Kong (Holdings) Ltd.	4,000	10,340
Cathay Pacific Airways Ltd.	3,000	6,258
Cheung Kong (Holdings) Ltd.	1,000	15,575
Cheung Kong Infrastructure Holdings Ltd.	1,000	4,324
CLP Holdings Ltd.	1,000	7,929
Esprit Holdings Ltd.	1,000	12,303
Fosun International Ltd.(a)	6,500	5,195
Hang Seng Bank Ltd.	600	12,016
Henderson Land Development Co. Ltd.	1,000	7,633
Hong Kong Aircraft Engineering Co. Ltd.	400	7,128
Hong Kong and China Gas Co. Ltd. (The)	3,000	8,775
Hong Kong Exchanges and Clearing Ltd.	500	10,212
Hongkong Electric Holdings Ltd.	1,500	9,410
Hutchison Whampoa Ltd.	1,000	9,782
Kingboard Chemical Holdings Co. Ltd.	1,000	4,740
Li & Fung Ltd.	2,000	8,275
MTR Corp. Ltd.	1,500	5,369
New World Development Co. Ltd.	2,000	5,157
Noble Group Ltd.	4,000	6,570
Orient Overseas International Ltd.	1,000	5,497
Pacific Basin Shipping Ltd.	4,000	7,318
PCCW Ltd.	9,000	5,808
Shangri-La Asia Ltd.	2,000	5,542
Sun Hung Kai Properties Ltd.	1,000	17,512
Swire Pacific Ltd. Class A	500	5,847

Tencent Holdings Ltd.	1,000	6,633
Wharf Holdings Ltd. (The)	1,000	5,074

		227,316

HUNGARY—0.28%
Gedeon Richter Rt	20	4,138
MOL Magyar Olaj-es Gazipari Rt	144	20,543
OTP Bank Ltd.	117	5,022

		29,703
INDIA—1.99%
HDFC Bank Ltd. ADR	376	42,413
ICICI Bank Ltd. SP ADR	894	39,863
Infosys Technologies Ltd. SP ADR	840	36,700
Mahanagar Telephone Nigam Ltd. ADR	3,170	17,657
Satyam Computer Services Ltd. ADR	1,400	35,952
Tata Communications Ltd. ADR	431	10,624
Wipro Ltd. ADR	2,294	29,822

		213,031
INDONESIA—0.47%
PT Bank Central Asia Tbk	15,000	4,880
PT Bank Mandiri Tbk	14,500	4,520
PT Bank Rakyat Indonesia Tbk	6,500	4,194
PT Bumi Resources Tbk	13,500	9,735
PT Indosat Tbk	6,500	4,264
PT Perusahaan Gas Negara Tbk	3,500	4,592
PT Semen Gresik (Persero) Tbk	8,000	3,665
PT Telekomunikasi Indonesia Tbk	10,500	10,076
PT United Tractors Tbk	3,500	4,573

		50,499
IRELAND—0.62%
Allied Irish Banks PLC	794	16,750
Anglo Irish Bank Corp. PLC	364	5,100
Bank of Ireland	959	13,363
CRH PLC	606	23,172
Elan Corp. PLC(a)	313	8,504

		66,889
ITALY—2.92%
Alleanza Assicurazioni SpA	478	6,262
Assicurazioni Generali SpA	917	40,746
Banco Popolare SpA(a)	253	5,030
Enel SpA	1,513	16,466
Eni SpA	2,642	101,764
Fondiaria-Sai SpA	121	4,875
IFIL Investments SpA	643	5,381
Intesa Sanpaolo SpA	4,873	36,435
Luxottica Group SpA	239	6,746
Mediobanca SpA	644	13,465
Mediolanum SpA	786	4,739
Saipem SpA	145	6,375
Telecom Italia SpA	6,446	13,568
UniCredito SpA	6,053	45,989
Unione di Banche Italiane ScpA	203	5,367

		313,208
JAPAN—14.10%
Advantest Corp.	200	5,464
AEON Co. Ltd.	400	5,806
Aisin Seiki Co. Ltd.	200	6,947
All Nippon Airways Co. Ltd.	1,000	3,904
Alps Electric Co. Ltd.	400	3,701
Amada Co. Ltd.	1,000	8,267
Asahi Glass Co. Ltd.	1,000	11,855
Asahi Kasei Corp.	1,000	5,636

Astellas Pharma Inc.	400	16,266
Bridgestone Corp.	500	9,085
Canon Inc.	800	39,805
Canon Marketing Japan Inc.	300	5,798
Casio Computer Co. Ltd.	600	8,899
Chubu Electric Power Co. Inc.	200	4,660
Chugai Pharmaceutical Co. Ltd.	400	5,534
Citizen Watch Co. Ltd.	500	4,248
Cosmo Oil Co. Ltd.	2,000	6,602
Credit Saison Co. Ltd.	200	5,358
Daido Steel Co. Ltd.	1,000	5,521
Daiichi Sankyo Co. Ltd.	500	13,683
Daikin Industries Ltd.	200	9,913
Dainippon Pharmaceutical Co. Ltd.	1,000	7,597
Daiwa Securities Group Inc.	1,000	9,865
Denso Corp.	500	17,271
Eisai Co. Ltd.	200	7,042
Fanuc Ltd.	200	20,917
FUJIFILM Holdings Corp.	500	19,089
Fujitsu Ltd.	3,000	19,032
Hino Motors Ltd.	1,000	6,258
Hitachi Construction Machinery Co. Ltd.	200	6,277
Hitachi High-Technologies Corp.	300	5,928
Hitachi Ltd.	3,000	20,122
Honda Motor Co. Ltd.	600	18,946
Hoya Pentax HD Corp.	400	11,023
IBIDEN Co. Ltd.	100	4,325
Idemitsu Kosan Co. Ltd.	100	8,478
IHI Corp.	3,000	6,430
ITOCHU Corp.	2,000	20,764
Japan Airlines Corp.(a)	2,000	4,689
Japan Petroleum Exploration Co. Ltd.	100	6,880
JFE Holdings Inc.	500	27,270
JSR Corp.	200	4,488
JTEKT Corp.	400	7,042
Kansai Electric Power Co. Inc. (The)	200	4,736
Kawasaki Heavy Industries Ltd.	2,000	5,129
Kawasaki Kisen Kaisha Ltd.	1,000	10,104
Kobe Steel Ltd.	3,000	8,927
Komatsu Ltd.	200	6,028
Konica Minolta Holdings Inc.	500	7,444
Kubota Corp.	1,000	6,966
Kuraray Co. Ltd.	500	5,913
Kurita Water Industries Ltd.	200	7,081
Kyocera Corp.	200	18,295
Mabuchi Motor Co. Ltd.	100	4,928
Marubeni Corp.	2,000	15,865
Matsushita Electric Industrial Co. Ltd.	1,000	23,395
Matsushita Electric Works Ltd.	1,000	10,956
Millea Holdings Inc.	500	21,098
Minebea Co. Ltd.	1,000	6,057
Mitsubishi Chemical Holdings Corp.	1,000	6,602
Mitsubishi Corp.	1,100	35,155
Mitsubishi Electric Corp.	4,000	40,647
Mitsubishi Estate Co. Ltd.	1,000	28,897
Mitsubishi Gas Chemical Co. Inc.	1,000	6,822
Mitsubishi Heavy Industries Ltd.	3,000	13,836
Mitsubishi UFJ Financial Group Inc.	5,400	59,110
Mitsui Chemicals Inc.	1,000	6,066
Mitsui O.S.K. Lines Ltd.	1,000	13,692
Mitsumi Electric Co. Ltd.	200	6,660
Mizuho Financial Group Inc.	5	25,835
Murata Manufacturing Co. Ltd.	200	10,525

NEC Corp.	5,000	23,491
Nidec Corp.	100	7,492
Nintendo Co. Ltd.	100	54,636
Nippon Mining Holdings Inc.	1,000	6,153
Nippon Steel Corp.	5,000	27,940
Nishi-Nippon City Bank Ltd. (The)	2,000	6,086
Nisshin Steel Co. Ltd.	2,000	7,368
Nitto Denko Corp.	100	4,124
Nomura Holdings Inc.	1,300	22,490
NSK Ltd.	1,000	8,286
NTN Corp.	1,000	7,617
NTT DoCoMo Inc.	7	10,248
Omron Corp.	300	6,200
Ono Pharmaceutical Co. Ltd.	100	5,263
ORIX Corp.	70	12,565
Ricoh Co. Ltd.	1,000	17,156
Rohm Co. Ltd.	100	6,937
Santen Pharmaceutical Co. Ltd.	300	7,377
SANYO Electric Co. Ltd.(a)	4,000	9,913
Secom Co. Ltd.	100	4,631
Seiko Epson Corp.	200	5,377
Seven & I Holdings Co. Ltd.	500	14,783
Sharp Corp.	1,000	16,716
Shin-Etsu Chemical Co. Ltd.	300	18,429
Showa Shell Sekiyu K.K.	800	8,390
SMC Corp.	100	11,559
SoftBank Corp.(a)	500	10,047
Sompo Japan Insurance Inc.	1,000	11,071
Sony Corp.	600	27,442
Stanley Electric Co. Ltd.	200	5,043
Sumitomo Chemical Co. Ltd.	1,000	6,459
Sumitomo Corp.	1,100	14,704
Sumitomo Heavy Industries Ltd.	1,000	8,372
Sumitomo Metal Industries Ltd.	3,000	12,544
Sumitomo Mitsui Financial Group Inc.	1	8,564
T&D Holdings Inc.	150	9,501
Taiyo Nippon Sanso Corp.	1,000	8,095
Takeda Pharmaceutical Co. Ltd.	600	31,519
TDK Corp.	100	6,813
Terumo Corp.	100	4,899
THK Co. Ltd.	300	6,617
Tokyo Electric Power Co. Inc. (The)	500	12,654
Tokyo Electron Ltd.	200	12,917
TonenGeneral Sekiyu K.K.	1,000	8,583
Toray Industries Inc.	1,000	6,200
Toshiba Corp.	3,000	24,744
Toyo Seikan Kaisha Ltd.	800	15,616
Toyota Industries Corp.	200	6,908
Toyota Motor Corp.	500	25,213
Toyota Tsusho Corp.	200	4,258
Ube Industries Ltd.	2,000	6,966
Urban Corp.	1,200	6,522
Ushio Inc.	200	3,766
Yahoo! Japan Corp.	10	4,406
Yokogawa Electric Corp.	500	5,411

		1,510,535

MEXICO—1.56%
America Movil SAB de CV Series L	14,600	42,337
Cemex SAB de CV Series CPO(a)	9,000	24,950
Controladora Comercial Mexicana SA de CV BC Units	1,900	5,358
Empresas ICA SAB de CV(a)	800	4,835

Fomento Economico Mexicano SAB de CV BD Units	2,600	11,333
Grupo Carso SA de CV Series A1	1,300	5,931
Grupo Financiero Banorte SAB de CV Series O	1,400	6,170
Grupo Mexico SA de CV Series B	1,600	11,674
Grupo Modelo SAB de CV Series C	1,400	6,170
Kimberly-Clark de Mexico SAB de CV Series A	1,300	6,155
Telefonos de Mexico SAB de CV Series L	10,000	17,987
Wal-Mart de Mexico SAB de CV Series V	6,100	24,637

		167,537
NETHERLANDS—1.86%
Aegon NV	1,255	20,174
Akzo Nobel NV	300	25,451
ASML Holding NV	410	11,701
Heineken NV	120	6,986
ING Groep NV	1,518	57,926
Koninklijke Ahold NV	850	12,598
Koninklijke DSM NV	200	10,783
Koninklijke KPN NV	1,059	19,431
Koninklijke Philips Electronics NV	615	23,123
TNT NV	134	5,205
Vedior NV	208	5,764

		199,142
NORWAY—0.49%
Renewable Energy Corp. ASA(a)	201	6,854
StatoilHydro ASA	925	33,398
Telenor ASA(a)	251	5,059
Yara International ASA	105	7,664

		52,975
PHILIPPINE ISLANDS—0.04%
Philippine Long Distance Telephone Co.	70	4,248

		4,248
PORTUGAL—0.15%
Banco BPI SA Registered(a)	1,014	5,762
Banco Comercial Portugues SA Registered	1,664	4,676
CIMPOR - Cimentos de Portugal SGPS SA	657	5,830

		16,268
RUSSIA—2.50%
JSC MMC Norilsk Nickel ADR	533	14,391
LUKOIL SP ADR	923	83,347
Novolipetsk Steel GDR Reg S	158	7,018
OAO Gazprom SP ADR Reg S	2,251	119,753
OAO NOVATEK SP GDR Reg S	185	14,005
Polyus Gold SP ADR	99	5,287
RAO Unified Energy System of Russia GDR Reg S(a)	61	5,734
Surgutneftegaz SP ADR	1,875	18,281

		267,816
SINGAPORE—1.41%
CapitaLand Ltd.	1,000	5,001
COSCO Corp. (Singapore) Ltd.	2,000	4,655
DBS Group Holdings Ltd.	1,000	14,628
Keppel Corp. Ltd.	1,000	7,601
Neptune Orient Lines Ltd.	3,000	7,115
Oversea-Chinese Banking Corp.	3,000	19,555
SembCorp Marine Ltd.	4,000	10,901

Singapore Airlines Ltd.	2,000	23,569
Singapore Exchange Ltd.	1,000	6,327
Singapore Telecommunications Ltd.	10,000	28,430
United Overseas Bank Ltd.	1,000	15,025
Venture Corp. Ltd.	1,000	8,176

		150,983
SOUTH AFRICA—1.15%
African Bank Investments Ltd.	1,536	5,403
Anglo Platinum Ltd.	66	10,602
AngloGold Ashanti Ltd.	191	6,402
ArcelorMittal South Africa Ltd.	649	19,682
FirstRand Ltd.	3,264	6,772
Gold Fields Ltd.	622	8,241
Harmony Gold Mining Co. Ltd.(a)	511	5,843
Impala Platinum Holdings Ltd.	370	15,098
Kumba Iron Ore Ltd.	237	10,362
Sasol Ltd.	611	34,808

		123,213
SOUTH KOREA—1.85%
Kookmin Bank SP ADR	301	20,995
Korea Electric Power Corp. SP ADR	510	8,379
KT Corp. SP ADR	227	5,248
LG Display Co. Ltd. ADR	257	5,595
POSCO ADR	224	27,642
Samsung Electronics Co. Ltd. GDR(c)	300	106,800
Shinhan Financial Group Co. Ltd. ADR	154	17,886
SK Telecom Co. Ltd. ADR	254	5,733

		198,278
SPAIN—4.05%
Abertis Infraestructuras SA	166	5,520
Acciona SA	44	12,588
Acerinox SA	447	12,109
Actividades de Construcciones y Servicios SA	301	17,808
Banco Bilbao Vizcaya Argentaria SA	2,294	52,751
Banco Popular Espanol SA	423	7,297
Banco Santander SA	3,830	82,587
Fomento de Construcciones y Contratas SA	95	6,842
Gamesa Corporacion Tecnologica SA	638	30,961
Gas Natural SDG SA	90	5,255
Grupo Ferrovial SA	82	6,658
Iberdrola SA	2,179	31,923
Indra Sistemas SA	198	5,404
Industria de Diseno Textil SA	221	12,036
Repsol YPF SA	1,268	51,407
Sacyr Vallehermoso SA	165	5,854
Telefonica SA	2,626	75,922
Zardoya Otis SA	375	10,497

		433,419
SWEDEN—1.91%
Alfa Laval AB	140	9,203
Assa Abloy AB Class B	310	4,836
Electrolux AB Class B	327	5,019
Getinge AB Class B	256	6,535
Hennes & Mauritz AB Class B	365	21,679
Husqvarna AB Class B	506	5,213
Investor AB Class B	975	23,180
Millicom International Cellular SA SDR(a)	46	4,912
Nordea Bank AB	1,433	23,717
Sandvik AB	1,463	22,517

Scania AB Class B	851	17,499
Securitas AB Class B	419	5,400
Skandinaviska Enskilda Banken AB Class A	270	6,554
Skanska AB Class B	447	7,402
SSAB Svenskt Stal AB Class A	215	7,174
SSAB Svenskt Stal AB Class B	302	9,094
Svenska Handelsbanken AB Class A	187	5,195
Tele2 AB Class B	251	5,590
TeliaSonera AB	1,520	13,567

		204,286
SWITZERLAND—4.37%
ABB Ltd. Registered	1,748	53,436
Compagnie Financiere Richemont SA A Units Bearer	313	18,977
Credit Suisse Group Registered	584	32,353
Kuehne & Nagel International AG Registered	85	9,108
Logitech International SA Registered(a)	166	5,052
Nestle SA Registered	206	98,298
Novartis AG Registered	1,477	74,733
Roche Holding AG Genusschein	436	72,335
Swiss Life Holding Registered(a)	18	5,366
Swiss Reinsurance Co. Registered	187	15,512
Syngenta AG Registered	59	17,532
Synthes Inc.	31	4,250
UBS AG Registered(a)	1,142	38,376
Zurich Financial Services AG Registered	74	22,540

		467,868
TAIWAN—0.93%
AU Optronics Corp. SP ADR	1,026	20,028
Chunghwa Telecom Co. Ltd. SP ADR	1,026	26,173
Siliconware Precision Industries Co. SP ADR	317	2,580
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	4,130	46,421
United Microelectronics Corp. SP ADR	1,375	4,758

		99,960
THAILAND—0.19%
Bangkok Bank PCL NVDR(a)	1,386	6,032
Kasikornbank PCL NVDR(a)	1,926	5,315
Siam Cement PCL NVDR(a)	1,300	8,527

		19,874
TURKEY—0.32%
Migros Turk TAS	320	5,161
Tupras-Turkiye Petrol Rafinerileri AS	395	10,670
Turk Sise ve Cam Fabrikalari AS	11,625	18,022

		33,853
UNITED KINGDOM—16.16%
AMEC PLC	373	5,873
Anglo American PLC	868	56,198
AstraZeneca PLC	1,177	49,606
Aviva PLC	2,095	26,120
Barclays PLC(d)	4,394	39,727
BG Group PLC	3,057	74,531
BHP Billiton PLC	1,356	48,341
BP PLC	14,484	175,273
British American Tobacco PLC	1,074	40,351
British Energy Group PLC	606	9,122
British Land Co. PLC	252	4,197
BT Group PLC	5,670	25,014

Bunzl PLC	919	13,460
Cadbury Schweppes PLC	1,211	13,983
Capita Group PLC	717	9,415
Carnival PLC	120	4,715
Carphone Warehouse Group PLC (The)	784	4,220
Centrica PLC	2,215	12,898
Compass Group PLC	1,466	9,901
Diageo PLC	1,907	39,015
Enterprise Inns PLC	576	4,372
Experian Group Ltd.	876	6,602
Friends Provident PLC	1,866	4,391
G4S PLC	1,181	5,339
GKN PLC	983	5,549
GlaxoSmithKline PLC	4,291	95,269
Hays PLC	2,531	5,652
HBOS PLC	2,525	23,529
Home Retail Group PLC	913	4,774
HSBC Holdings PLC	8,033	139,926
ICAP PLC	475	5,513
IMI PLC	1,222	10,964
Imperial Tobacco Group PLC	501	24,003
Inchcape PLC	829	7,035
InterContinental Hotels Group PLC	329	5,284
International Power PLC	900	7,830
Invensys PLC(a)	1,149	6,804
J Sainsbury PLC	1,187	9,016
Johnson Matthey PLC	324	12,834
Kingfisher PLC	1,932	5,081
Land Securities Group PLC	253	7,717
Legal & General Group PLC	6,185	15,545
Lloyds TSB Group PLC	3,571	30,589
Man Group PLC	1,337	15,398
Marks & Spencer Group PLC	1,285	9,684
National Grid PLC	1,788	24,806
Next PLC	180	4,085
Old Mutual PLC	3,658	9,288
Persimmon PLC	330	3,788
Prudential PLC	1,772	24,216
Reckitt Benckiser PLC	458	26,650
Resolution PLC	694	9,883
Rexam PLC	3,744	33,201
Rio Tinto PLC	609	71,296
Royal Bank of Scotland Group PLC	6,691	45,719
SABMiller PLC	484	11,196
Sage Group PLC	1,173	4,595
Scottish & Southern Energy PLC	566	15,604
Serco Group PLC	617	5,389
Shire PLC	323	5,991
Smith & Nephew PLC	930	12,065
Standard Chartered PLC	840	29,846
Standard Life PLC	1,444	7,164
Tate & Lyle PLC	524	5,495
Taylor Wimpey PLC	1,444	3,682
Tesco PLC	5,742	48,787
Thomson Reuters PLC	106	3,281
3i Group PLC	445	7,575
Travis Perkins PLC	291	5,588
Tullow Oil PLC	842	12,574
United Utilities PLC	357	5,073
Vodafone Group PLC	34,424	109,290
Wm Morrison Supermarkets PLC	1,275	7,235
Wolseley PLC	818	8,222
WPP Group PLC	792	9,702

Xstrata PLC	380	29,698

		1,731,644

TOTAL COMMON STOCKS
(Cost: $9,810,688)		10,420,242

Security	Shares	Value

PREFERRED STOCKS—2.29%

BRAZIL—1.99%
Banco Bradesco SA SP ADR	1,405	31,725
Banco Itau Holding Financiera SA ADR	1,771	49,677
Companhia Vale do Rio Doce SP ADR	1,354	43,111
Petroleo Brasileiro SA SP ADR	878	88,766

		213,279
GERMANY—0.11%
Henkel KGaA	170	7,239
RWE AG	45	4,186

		11,425
ITALY—0.19%
Intesa Sanpaolo SpA RNC	847	6,003
Telecom Italia SpA RNC	5,173	8,481
Unipol Gruppo Finanziario SpA	1,977	5,777

		20,261

TOTAL PREFERRED STOCKS
(Cost: $215,302)		244,965

Security	Shares	Value

RIGHTS—0.02%

AUSTRIA—0.00%
Vienna Insurance Group(b)	63	—

		—
SWITZERLAND—0.02%
UBS AG Registered(a)	1,142	1,919

		1,919

TOTAL RIGHTS
(Cost: $0)		1,919

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.85%(d)(e)	2,039	2,039

		2,039

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,039)	2,039

TOTAL INVESTMENTS IN SECURITIES—99.59%
(Cost: $10,028,029)	10,669,165
Other Assets, Less Liabilities—0.41%	44,428

NET ASSETS—100.00%	$10,713,593

ADR  -  American Depositary Receipts

GDR  -  Global Depositary Receipts

NVDR  -  Non-Voting Depositary Receipts

NVS  -  Non-Voting Shares

SDR  -  Swedish Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

SP GDR  -  Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2008

Security	Shares	Value

COMMON STOCKS—98.59%

AUSTRALIA—6.59%
AGL Energy Ltd.	1,909,194	$22,489,112.00
Alumina Ltd.	5,330,961	28,785,406
Amcor Ltd.	3,583,881	22,796,574
AMP Ltd.	6,859,492	50,613,452
Aristocrat Leisure Ltd.	1,479,940	10,473,608
Asciano Group	2,087,590	7,888,634
ASX Ltd.	782,403	26,461,606
Australia and New Zealand Banking Group Ltd.	6,543,459	135,040,407
Babcock & Brown Ltd.(a)	1,264,815	17,520,907
BHP Billiton Ltd.	11,904,284	474,184,946
BlueScope Steel Ltd.	3,307,310	34,438,912
Boral Ltd.(a)	2,869,144	16,817,249
Brambles Ltd.	5,370,132	45,038,841
Caltex Australia Ltd.	747,247	8,464,102
Coca-Cola Amatil Ltd.	2,757,306	21,852,101
Cochlear Ltd.	185,298	9,900,703
Commonwealth Bank of Australia	4,486,750	189,629,786
Commonwealth Property Office Fund	32,892,851	43,705,175
Computershare Ltd.	2,132,577	17,986,224
Crown Ltd.	1,809,370	18,704,506
CSL Ltd.	2,016,834	75,623,422
CSR Ltd.	5,493,236	16,357,901
Dexus Property Group	19,557,375	32,528,760
Fortescue Metals Group Ltd.(b)	4,466,407	31,188,087
Foster’s Group Ltd.	8,448,354	40,363,824
Futuris Corp. Ltd.	5,255,211	10,449,243
Goodman Group	5,994,078	25,531,308
GPT Group	9,040,763	28,370,145
Harvey Norman Holdings Ltd.	3,666,469	12,472,900
Incitec Pivot Ltd.	141,576	21,585,074
Insurance Australia Group Ltd.	6,926,814	28,394,552
James Hardie Industries NV	2,387,178	13,384,865
John Fairfax Holdings Ltd.	4,504,704	14,857,527
Leighton Holdings Ltd.	486,290	21,579,246
Lend Lease Corp. Ltd.	1,705,707	19,931,426
Macquarie Airports	2,735,210	8,093,429
Macquarie Group Ltd.(a)	973,335	58,170,234
Macquarie Infrastructure Group	10,838,472	28,904,584
Mirvac Group	6,620,140	26,201,654
National Australia Bank Ltd.	5,739,878	163,405,106
Newcrest Mining Ltd.	1,709,250	46,549,569
OneSteel Ltd.	2,407,833	14,544,427
Orica Ltd.	1,163,698	31,911,374
Origin Energy Ltd.	4,707,034	61,877,645
Oxiana Ltd.(a)	4,884,372	15,097,144
Paladin Energy Ltd.(a)(b)	2,206,920	8,838,687
PaperlinX Ltd.	2,435,940	5,807,635
Qantas Airways Ltd.	4,090,494	13,105,902
QBE Insurance Group Ltd.	3,011,613	71,772,856
Rio Tinto Ltd.(a)	1,057,744	135,639,789

Santos Ltd.	3,051,173	45,688,086
Stockland Corp. Ltd.	6,323,318	43,081,970
Suncorp-Metway Ltd.	3,238,551	41,657,732
Tabcorp Holdings Ltd.	2,566,918	27,624,240
Tatts Group Ltd.	4,794,216	12,333,674
Telstra Corp. Ltd.	9,028,223	38,795,322
Telstra Corp. Ltd. Instalment Receipts	5,401,216	15,065,914
Toll Holdings Ltd.	2,115,144	15,806,123
Transurban Group	4,552,868	29,432,111
Wesfarmers Ltd.	1,691,855	59,627,551
Wesfarmers Ltd. New(c)	211,482	7,453,444
Westfield Group	6,053,415	104,048,906
Westpac Banking Corp.	6,576,302	151,768,894
Woodside Petroleum Ltd.	1,797,070	94,664,912
Woolworths Ltd.	4,135,730	111,852,658
WorleyParsons Ltd.	491,651	17,976,324
Zinifex Ltd.	1,914,399	18,220,742

		3,120,429,169
AUSTRIA—0.66%
Erste Bank der Oesterreichischen Sparkassen AG	980,978	72,851,478
Meinl European Land Ltd.(b)	848,415	11,161,582
Oesterreichische Elektrizitaetswirtschafts AG Class A	560,901	43,436,289
OMV AG	473,501	35,717,035
Raiffeisen International Bank Holding AG	200,640	32,518,385
RHI AG(b)	265,909	11,488,326
Telekom Austria AG	1,816,611	44,828,264
Vienna Insurance Group	287,167	21,496,102
voestalpine AG	266,496	20,434,200
Wienerberger AG	364,878	21,030,268

		314,961,929
BELGIUM—1.37%
Cofinimmo SA	145,075	31,092,888
Colruyt SA	101,115	25,704,508
Delhaize Group	317,536	27,605,721
Dexia SA	1,926,313	53,623,492
Euronav SA(b)	180,838	7,432,832
Fortis	7,176,254	195,522,422
Groupe Bruxelles Lambert SA	369,372	46,937,643
InBev	611,406	50,260,214
KBC Group NV(a)(b)	667,055	90,498,195
Mobistar SA	145,811	13,014,664
NV Bekaert SA	110,926	16,758,875
Omega Pharma SA	94,630	4,126,698
Solvay SA	252,894	37,176,050
UCB SA(a)	423,384	18,331,422
Umicore(a)(b)	535,001	28,578,276

		646,663,900
DENMARK—0.98%
A.P. Moller - Maersk A/S Class B	4,180	43,340,461
A/S Dampskibsselskabet TORM	274,478	8,990,173
Carlsberg A/S Class B	185,302	24,663,894
Coloplast A/S Class B	230,945	22,187,024
Danisco A/S	278,012	18,733,845
Danske Bank A/S	1,715,734	59,328,635
DSV A/S	704,381	17,376,794
FLS Industries A/S Class B	194,370	20,518,264
Novo Nordisk A/S Class B	1,796,044	123,274,636
Novozymes A/S Class B(a)	287,723	26,231,123
Topdanmark A/S(a)(b)	132,461	23,351,006
Vestas Wind Systems A/S(b)	680,690	74,411,750

		462,407,605

FINLAND—1.74%
Cargotec Corp. Class B	278,988	11,666,814
Elisa OYJ Class A	788,061	17,741,439
Fortum OYJ	1,746,462	74,148,948
Kone OYJ Class B	884,626	34,817,492
Metso OYJ	606,189	26,236,963
Neste Oil OYJ	658,439	19,938,655
Nokia OYJ	13,335,322	409,421,963
Nokian Renkaat OYJ	600,767	25,562,682
Outokumpu OYJ	597,829	28,527,793
Rautaruukki OYJ	454,970	21,646,956
Sampo OYJ Class A	1,729,742	48,878,591
Stora Enso OYJ Class R	2,313,102	28,666,097
UPM-Kymmene OYJ	2,244,396	43,399,208
Wartsila OYJ Class B	143,658	9,841,090
YIT OYJ	815,979	23,184,758

		823,679,449
FRANCE—10.71%
Accor SA	803,957	66,714,579
Aeroports de Paris(a)	93,690	11,166,039
Air France-KLM	535,816	16,659,212
Alcatel-Lucent	8,941,149	60,275,656
ALSTOM	373,242	86,583,970
ArcelorMittal	3,280,191	290,022,519
Atos Origin SA(b)	320,857	19,686,961
AXA	5,597,739	208,334,940
BNP Paribas	3,038,954	327,645,813
Bouygues SA	785,971	58,761,030
Cap Gemini SA	522,589	31,722,998
Carrefour SA	2,171,866	152,939,735
Compagnie de Saint-Gobain	1,056,632	85,132,391
Compagnie Generale de Geophysique-Veritas(b)	94,731	23,869,247
Compagnie Generale des Etablissements Michelin Class B(a)	542,699	49,656,423
Credit Agricole SA	2,696,934	90,905,244
Dassault Systemes SA(a)	261,292	16,434,943
Electricite de France	288,357	30,168,970
Essilor International SA	772,536	48,050,314
European Aeronautic Defence and Space Co.(a)	1,230,614	30,942,478
France Telecom SA	6,484,391	203,526,255
Gaz de France	669,354	44,123,244
Groupe Danone	1,596,897	141,316,116
Hermes International	249,755	33,724,402
Lafarge SA	558,304	100,734,311
Lagardere SCA	505,033	36,318,544
L’Air Liquide SA	865,391	130,313,491
L’Oreal SA	960,559	113,971,621
LVMH Moet Hennessy Louis Vuitton SA	842,590	96,314,439
Neopost SA	189,519	19,769,163
PagesJaunes SA	524,637	10,495,974
Pernod Ricard SA	679,334	78,266,478
PPR SA(a)	281,147	36,794,555
PSA Peugeot Citroen SA	609,504	42,683,176
Publicis Groupe SA	592,604	23,942,123
Renault SA	669,421	68,838,734
Safran SA(a)	699,791	14,730,102
Sanofi-Aventis	3,681,425	287,440,271
Schneider Electric SA	828,011	101,338,535
SCOR SE	727,659	17,582,488
Societe BIC	212,135	10,859,376
Societe Generale	1,300,478	152,177,519
Societe Generale NV New(a)(b)	338,858	39,145,547

Societe Television Francaise 1	635,010	13,465,373
Sodexo(a)	454,617	30,435,108
STMicroelectronics NV	3,034,515	35,575,006
Suez SA	3,739,177	264,879,372
Technip SA	401,322	37,089,210
Thales SA	374,767	24,505,939
Thomson	1,013,934	6,472,235
Total SA	7,694,880	646,209,759
Unibail-Rodamco	263,552	68,015,324
Valeo SA	366,837	14,866,476
Vallourec SA	176,605	48,186,096
Veolia Environnement	1,224,667	88,737,076
Vinci SA	1,448,590	106,969,342
Vivendi(b)	4,168,449	169,190,604
Zodiac SA	166,714	8,920,975

		5,073,597,821
GERMANY—8.67%
Adidas AG	854,941	54,560,053
Allianz SE Registered	1,598,701	325,887,073
Arcandor AG(a)(b)	470,532	8,842,135
BASF SE(a)	1,758,888	250,975,526
Bayer AG(a)	2,615,528	223,151,932
Bayerische Motoren Werke AG	400,785	21,995,371
Beiersdorf AG(b)	321,902	27,408,945
Celesio AG(b)	420,404	18,032,218
Commerzbank AG	2,283,057	82,819,651
Continental AG	516,336	60,717,322
Daimler AG Registered	3,382,243	262,922,099
Deutsche Bank AG Registered	1,844,182	220,996,800
Deutsche Boerse AG	773,099	113,406,757
Deutsche Lufthansa AG Registered(a)	963,732	25,312,327
Deutsche Post AG Registered	2,832,395	88,327,408
Deutsche Postbank AG	229,020	20,081,529
Deutsche Telekom AG Registered	10,121,647	181,851,846
Douglas Holding AG(a)	358,045	19,008,713
E.ON AG	2,202,227	448,158,478
Fresenius Medical Care AG & Co. KGaA	740,201	39,285,962
GEA Group AG	453,876	16,782,689
Hochtief AG	211,450	21,777,010
Hypo Real Estate Holding AG	737,028	27,562,443
Infineon Technologies AG(b)	2,810,786	26,300,437
IVG Immobilien AG	454,965	11,460,860
K+S AG	98,895	41,508,671
Linde AG	461,932	67,675,020
MAN AG(a)	473,019	66,088,420
Merck KGaA	261,490	37,132,848
METRO AG	645,279	51,196,193
Muenchener Rueckversicherungs-Gesellschaft AG Registered(a)	763,423	147,692,114
Premiere AG(b)	347,896	7,312,130
Puma AG	48,572	17,299,231
Q-Cells AG(b)	155,109	18,114,105
QIAGEN NV(a)(b)	729,266	16,361,031
RWE AG(a)	1,618,097	186,270,773
Salzgitter AG	157,965	32,493,026
SAP AG	3,192,581	160,995,446
Siemens AG Registered	3,002,403	353,247,524
SolarWorld AG	327,416	17,622,195

ThyssenKrupp AG	1,394,857	87,365,595
TUI AG(a)(b)	1,040,548	29,776,136
Volkswagen AG	575,555	169,708,890

		4,105,484,932

GREECE—0.50%
Hellenic Telecommunications Organization SA SP ADR	5,513,196	82,201,750
National Bank of Greece SA ADR	14,063,912	152,734,084

		234,935,834
HONG KONG—2.27%
Bank of East Asia Ltd.	7,106,000	40,477,562
BOC Hong Kong (Holdings) Ltd.(a)	14,107,500	36,469,623
Cheung Kong (Holdings) Ltd.	6,270,000	97,654,530
CITIC International Financial Holdings Ltd.	9,369,000	6,238,307
CLP Holdings Ltd.	5,747,500	45,569,433
Esprit Holdings Ltd.	4,180,000	51,428,168
Foxconn International Holdings Ltd.(b)	6,246,000	9,696,020
Genting International PLC(b)	9,369,000	4,209,391
Hang Lung Properties Ltd.	10,450,000	42,499,294
Hang Seng Bank Ltd.	2,926,000	58,598,081
Henderson Land Development Co. Ltd.	5,225,000	39,884,985
Hong Kong and China Gas Co. Ltd. (The)	14,913,120	43,622,397
Hong Kong Exchanges and Clearing Ltd.	4,149,000	84,740,821
Hongkong Electric Holdings Ltd.	5,225,000	32,779,424
Hutchison Telecommunications International Ltd.	2,746,000	3,861,155
Hutchison Whampoa Ltd.	7,315,000	71,558,354
Kerry Properties Ltd.	2,082,000	14,089,947
Kingboard Chemical Holdings Co. Ltd.	2,082,000	9,869,641
Li & Fung Ltd.	8,562,200	35,425,929
Link REIT (The)	9,927,500	23,817,034
Melco International Development Ltd.	3,123,000	4,279,070
MTR Corp. Ltd.	8,882,500	31,794,030
New World Development Co. Ltd.	10,668,599	27,511,205
Orient Overseas International Ltd.	1,041,000	5,722,789
Pacific Basin Shipping Ltd.	7,287,000	13,331,360
PCCW Ltd.	28,215,000	18,207,663
Sun Hung Kai Properties Ltd.	6,270,000	109,801,016
Swire Pacific Ltd. Class A	4,180,000	48,880,892
Tencent Holdings Ltd.	3,289,000	21,815,270
Wharf Holdings Ltd. (The)	8,229,375	41,756,060

		1,075,589,451
IRELAND—0.68%
Allied Irish Banks PLC	3,833,083	80,862,700
Bank of Ireland	4,048,203	56,408,693
CRH PLC	1,987,506	75,997,189
DCC PLC	581,109	13,362,841
Elan Corp. PLC(b)	1,703,282	46,274,604
Irish Life & Permanent PLC	1,464,265	23,446,860
Kerry Group PLC Class A	740,491	22,942,122
Ryanair Holdings PLC(b)	177,504	818,014

		320,113,023
ITALY—3.74%
Alleanza Assicurazioni SpA(a)	1,916,258	25,105,497
Arnoldo Mondadori Editore SpA(a)	1,248,469	10,884,952
Assicurazioni Generali SpA(a)	3,745,716	166,436,868
Atlantia SpA	1,006,885	32,998,385
Autogrill SpA(a)	1,037,131	15,799,930
Banca Monte dei Paschi di Siena SpA(a)	4,942,930	16,872,708
Banca Popolare di Milano Scrl	1,996,638	24,635,383
Banco Popolare SpA(b)	2,473,184	49,170,887
Bulgari SpA	795,138	9,303,197
Enel SpA	15,557,795	169,311,298
Eni SpA	9,456,891	364,257,747
Fiat SpA	2,700,337	60,497,786
Finmeccanica SpA	1,266,734	44,176,791
Intesa Sanpaolo SpA	28,000,091	209,357,023

Italcementi SpA	507,833	11,029,500
Luxottica Group SpA	535,383	15,112,040
Mediaset SpA	3,568,206	32,582,069
Mediobanca SpA	1,950,774	40,789,059
Mediolanum SpA(a)	1,308,315	7,887,956
Parmalat SpA	6,260,574	21,419,225
Pirelli & C. SpA(b)	12,558,295	10,264,805
Snam Rete Gas SpA	4,220,504	26,760,001
Telecom Italia SpA	38,089,432	80,175,543
UniCredito SpA	34,571,197	262,660,615
Unione di Banche Italiane ScpA	2,489,588	65,815,152

		1,773,304,417
JAPAN—20.33%
AEON Co. Ltd.	2,755,800	40,001,422
AEON Credit Service Co. Ltd.	942,390	14,896,453
Aisin Seiki Co. Ltd.	836,000	29,037,221
Ajinomoto Co. Inc.	2,090,000	20,917,999
All Nippon Airways Co. Ltd.(a)	2,090,000	8,159,220
Alps Electric Co. Ltd.	1,149,500	10,635,982
Amada Co. Ltd.	2,090,000	17,278,347
Asahi Breweries Ltd.	1,700,500	33,193,187
Asahi Glass Co. Ltd.	3,538,000	41,944,139
Asahi Kasei Corp.	4,180,000	23,557,745
Astellas Pharma Inc.	1,881,090	76,496,340
Bank of Kyoto Ltd. (The)	2,090,000	26,497,464
Bank of Yokohama Ltd. (The)	5,242,000	38,220,304
Benesse Corp.	313,500	13,798,680
Bridgestone Corp.	2,090,000	37,976,366
Canon Inc.	3,799,000	189,023,060
Casio Computer Co. Ltd.	520,500	7,719,596
Central Japan Railway Co.	5,225	50,995,120
Chiba Bank Ltd. (The)	4,175,000	32,717,683
Chubu Electric Power Co. Inc.	2,194,500	51,130,107
Chugai Pharmaceutical Co. Ltd.	1,353,300	18,724,254
Chuo Mitsui Trust Holdings Inc.	3,124,000	22,090,097
Citizen Watch Co. Ltd.	1,672,000	14,206,640
Coca-Cola West Japan Co. Ltd.	371,100	8,326,758
Credit Saison Co. Ltd.	836,000	22,397,857
Dai Nippon Printing Co. Ltd.	2,090,000	32,016,936
Daicel Chemical Industries Ltd.	1,045,000	6,139,413
Daido Steel Co. Ltd.	1,408,000	7,773,572
Daiichi Sankyo Co. Ltd.	2,508,095	68,636,032
Daikin Industries Ltd.	1,045,000	51,795,043
Daito Trust Construction Co. Ltd.	418,000	19,358,148
Daiwa House Industry Co. Ltd.	2,839,000	31,810,057
Daiwa Securities Group Inc.	5,225,000	51,545,068
Denso Corp.	1,778,000	61,415,941
Dentsu Inc.	6,270	14,338,628
DIC Corp.	3,135,000	9,989,044
Dowa Holdings Co. Ltd.	1,045,000	6,989,332
East Japan Railway Co.	12,540	99,470,481
Ebara Corp.(a)	2,090,000	7,519,280
Eisai Co. Ltd.	940,500	33,116,831
Electric Power Development Co. Ltd.	522,500	19,498,134
Elpida Memory Inc.(a)(b)	522,100	18,933,681
FamilyMart Co. Ltd.	313,500	10,888,958
Fanuc Ltd.	651,400	68,125,557
Fast Retailing Co. Ltd.	330,600	30,621,070
Fuji Electric Holdings Co. Ltd.	1,041,000	4,073,955
Fuji Television Network Inc.	1,922	3,126,399
FUJIFILM Holdings Corp.	1,881,000	71,813,128
Fujikura Ltd.	2,102,000	9,191,599
Fujitsu Ltd.	7,315,000	46,405,559
Fukuoka Financial Group Inc.	4,165,000	20,524,112

Furukawa Electric Co. Ltd. (The)	2,090,000	7,539,278
Gunma Bank Ltd.	2,090,000	16,618,410
Hankyu Hanshin Holdings Inc.	2,082,000	9,363,123
Haseko Corp.	3,643,500	5,229,404
Hikari Tsushin Inc.	203,600	7,422,409
Hino Motors Ltd.	1,045,000	6,539,374
Hirose Electric Co. Ltd.	105,000	12,377,763
Hiroshima Bank Ltd. (The)	4,180,000	22,877,811
Hitachi Cable Ltd.	1,045,000	4,119,606
Hitachi Construction Machinery Co. Ltd.	309,100	9,700,966
Hitachi Ltd.	11,497,000	77,116,037
Hokuhoku Financial Group Inc.	7,266,000	22,943,068
Honda Motor Co. Ltd.	5,571,300	175,918,955
Hoya Pentax HD Corp.	1,520,400	41,897,924
IBIDEN Co. Ltd.	522,500	22,597,837
IHI Corp.	2,886,000	6,185,666
INPEX Holdings Inc.	3,395	37,682,519
Isetan Mitsukoshi Holdings Ltd. Class L(b)	1,746,900	18,269,656
Isuzu Motors Ltd.	3,123,000	15,090,565
ITO EN Ltd.(a)	209,000	3,599,656
ITOCHU Corp.	5,225,000	54,244,809
Itochu Techno-Solutions Corp.	209,000	6,559,372
J. Front Retailing Co. Ltd.	1,579,600	10,383,554
Japan Airlines Corp.(a)(b)	2,090,000	4,899,531
Japan Steel Works Ltd. (The)	2,090,000	38,476,318
Japan Tobacco Inc.	15,615	75,602,239
JFE Holdings Inc.	2,090,875	114,036,814
JGC Corp.	1,045,000	19,288,154
Joyo Bank Ltd. (The)	3,135,000	17,698,307
JS Group Corp.	1,045,480	18,016,548
JSR Corp.	655,900	14,717,113
Kamigumi Co. Ltd.	1,045,000	7,969,237
Kansai Electric Power Co. Inc. (The)	2,717,000	64,343,843
Kao Corp.	2,090,000	56,194,623
Kawasaki Heavy Industries Ltd.	5,225,000	13,398,718
Kawasaki Kisen Kaisha Ltd.	3,135,000	31,676,969
KDDI Corp.	9,405	59,934,265
Keihin Electric Express Railway Co. Ltd.(a)	2,090,000	13,618,697
Keio Corp.	2,090,000	11,918,859
Keyence Corp.	209,081	52,935,444
Kikkoman Corp.	1,045,000	12,378,815
Kinden Corp.	1,045,000	9,869,055
Kintetsu Corp.	6,270,000	21,477,945
Kirin Holdings Co. Ltd.	3,135,000	55,494,690
Kobe Steel Ltd.	10,450,000	31,097,024
Komatsu Ltd.	3,135,000	94,490,958
Konami Corp.	418,000	14,878,576
Konica Minolta Holdings Inc.	2,090,000	31,117,022
Kubota Corp.	4,180,000	29,117,213
Kuraray Co. Ltd.	1,567,500	18,538,227
Kyocera Corp.	627,000	57,354,512
Kyowa Hakko Kogyo Co. Ltd.	1,210,000	10,894,747
Kyushu Electric Power Co. Inc.	1,463,000	33,036,839
Lawson Inc.	313,500	13,468,711
Leopalace21 Corp.	732,100	12,861,311
Marubeni Corp.	6,270,000	49,735,241
Marui Group Co. Ltd.	1,885,200	18,615,696
Matsushita Electric Industrial Co. Ltd.	6,274,868	146,799,850
Meiji Dairies Corp.	2,090,000	12,738,781
Meiji Seika Kaisha Ltd.(a)	2,086,000	10,598,660
Meitec Corp.	209,000	5,949,431
Millea Holdings Inc.	2,615,900	110,382,920
Minebea Co. Ltd.	2,090,000	12,658,789
Mitsubishi Chemical Holdings Corp.	3,933,000	25,966,606
Mitsubishi Corp.	4,734,200	151,298,708

Mitsubishi Electric Corp.	6,655,000	67,626,160
Mitsubishi Estate Co. Ltd.	3,152,000	91,082,576
Mitsubishi Gas Chemical Co. Inc.	2,035,000	13,883,408
Mitsubishi Heavy Industries Ltd.	11,451,000	52,811,998
Mitsubishi Materials Corp.	5,225,000	24,647,642
Mitsubishi Motors Corp.(a)(b)	6,246,000	9,801,397
Mitsubishi UFJ Financial Group Inc.	31,042,680	339,803,138
Mitsui & Co. Ltd.	5,242,000	122,385,226
Mitsui Chemicals Inc.	2,090,000	12,678,786
Mitsui Engineering & Shipbuilding Co. Ltd.	3,135,000	10,169,027
Mitsui Fudosan Co. Ltd.	2,107,000	52,821,165
Mitsui Mining & Smelting Co. Ltd.	3,135,000	10,558,990
Mitsui O.S.K. Lines Ltd.	4,197,000	57,467,295
Mitsui Sumitomo Insurance Group Holdings Inc.(b)	1,247,948	49,435,505
Mizuho Financial Group Inc.(a)	35,533	183,597,933
Murata Manufacturing Co. Ltd.	836,000	43,995,790
Namco Bandai Holdings Inc.	940,500	11,716,879
NEC Corp.	6,287,000	29,537,049
NGK Insulators Ltd.	1,045,000	19,948,091
NGK Spark Plug Co. Ltd.	1,045,000	13,968,663
Nichirei Corp.	2,090,000	9,819,061
Nidec Corp.	418,000	31,317,003
Nikon Corp.	1,045,000	29,997,129
Nintendo Co. Ltd.	351,600	192,099,895
Nippon Electric Glass Co. Ltd.	1,176,500	18,067,960
Nippon Express Co. Ltd.	3,135,000	17,218,352
Nippon Meat Packers Inc.	1,045,000	13,318,726
Nippon Mining Holdings Inc.	3,338,000	20,537,116
Nippon Oil Corp.	5,225,000	35,646,589
Nippon Sheet Glass Co. Ltd.	3,135,000	14,278,634
Nippon Steel Corp.	20,921,000	116,906,172
Nippon Telegraph and Telephone Corp.	18,691	80,122,170
Nippon Yusen Kabushiki Kaisha	5,225,000	50,495,168
Nishimatsu Construction Co. Ltd.(a)	2,086,000	4,690,556
Nishi-Nippon City Bank Ltd. (The)	5,202,000	15,828,495
Nissan Motor Co. Ltd.	8,011,300	70,676,668
Nisshin Seifun Group Inc.	1,102,200	11,748,644
Nisshin Steel Co. Ltd.	4,180,000	15,398,526
Nissin Food Products Co. Ltd.(a)	313,500	10,948,952
Nitto Denko Corp.	627,000	25,857,526
NOK Corp.	522,500	10,299,014
Nomura Holdings Inc.	6,350,100	109,855,333
NSK Ltd.	2,090,000	17,318,342
NTN Corp.	2,090,000	15,918,477
NTT Data Corp.	4,180	17,078,366
NTT DoCoMo Inc.	56,475	82,677,973
Obayashi Corp.	1,041,000	5,010,267
Oji Paper Co. Ltd.	3,135,000	14,038,656
Okumura Corp.(a)	1,045,000	5,129,509
Olympus Corp.	1,045,000	34,196,727
Omron Corp.	864,900	17,875,648
Oracle Corp. Japan	104,500	4,709,549
Oriental Land Co. Ltd.	209,000	12,398,814
ORIX Corp.	353,940	63,533,771
Osaka Gas Co. Ltd.	7,315,000	25,897,521
Promise Co. Ltd.	574,900	18,097,991
Rakuten Inc.(a)	30,305	18,848,196
Resona Holdings Inc.(a)	19,779	37,850,923
Ricoh Co. Ltd.	2,090,000	35,856,569
Rohm Co. Ltd.	418,000	28,997,225
Sankyo Co. Ltd.	313,500	18,748,206
SANYO Electric Co. Ltd.(b)	8,529,000	21,136,839
Sapporo Hokuyo Holdings Inc.	2,090	16,778,394
Sapporo Holdings Ltd.(a)	2,090,000	15,438,523

SBI E*Trade Securities Co. Ltd.	7,325	6,805,641
SBI Holdings Inc.	37,681	9,879,049
Secom Co. Ltd.	941,000	43,578,988
Sega Sammy Holdings Inc.(a)	1,252,538	15,064,972
Seiko Epson Corp.	627,000	16,858,387
Seino Holdings Co. Ltd.	1,045,000	6,959,334
Sekisui Chemical Co. Ltd.	2,090,000	15,138,551
Sekisui House Ltd.	2,090,000	19,778,108
Seven & I Holdings Co. Ltd.	2,394,380	70,793,553
77 Bank Ltd. (The)	2,090,000	12,378,815
Sharp Corp.	4,180,000	69,873,313
Shimamura Co. Ltd.	203,500	17,972,491
Shimano Inc.	313,500	14,188,642
Shimizu Corp.	4,172,000	19,600,536
Shin-Etsu Chemical Co. Ltd.	1,463,000	89,871,400
Shionogi & Co. Ltd.	1,045,000	19,958,090
Shiseido Co. Ltd.	1,045,000	24,947,613
Shizuoka Bank Ltd. (The)	4,180,000	50,955,124
Showa Denko K.K.	4,180,000	14,678,596
Showa Shell Sekiyu K.K.	1,149,500	12,054,846
SMC Corp.	209,000	24,157,689
SoftBank Corp.(b)	2,717,000	54,594,775
Sojitz Corp.	4,164,000	15,937,231
Sompo Japan Insurance Inc.	3,135,000	34,706,679
Sony Corp.	3,657,500	167,283,993
Sony Financial Holdings Inc.	3,053	12,824,294
Stanley Electric Co. Ltd.	655,900	16,537,140
Sumitomo Chemical Co. Ltd.	6,270,000	40,496,124
Sumitomo Corp.	4,077,200	54,500,511
Sumitomo Electric Industries Ltd.	2,821,500	36,122,543
Sumitomo Heavy Industries Ltd.	2,090,000	17,498,326
Sumitomo Metal Industries Ltd.	15,675,000	65,543,728
Sumitomo Metal Mining Co. Ltd.	2,090,000	37,816,381
Sumitomo Mitsui Financial Group Inc.	24,748	211,936,274
Sumitomo Realty & Development Co. Ltd.	1,438,000	35,774,567
Sumitomo Trust and Banking Co. Ltd. (The)	4,164,000	37,253,277
Suruga Bank Ltd.	1,045,000	14,668,596
Suzuken Co. Ltd.	313,540	11,790,376
T&D Holdings Inc.	784,900	49,718,094
Taiheiyo Cement Corp.	1,538,000	3,487,762
Taisho Pharmaceutical Co. Ltd.	1,045,000	19,838,102
Taiyo Nippon Sanso Corp.	1,045,000	8,459,191
Takara Holdings Inc.	1,045,000	6,989,332
Takashimaya Co. Ltd.	2,182,000	23,759,602
Takeda Pharmaceutical Co. Ltd.	3,030,500	159,194,766
Takefuji Corp.	405,990	9,575,786
TDK Corp.	434,000	29,567,314
Teijin Ltd.	3,135,000	12,088,843
Terumo Corp.	627,000	30,717,061
Tobu Railway Co. Ltd.	3,135,000	15,898,479
Toda Corp.(a)	2,090,000	10,099,033
Toho Co. Ltd.	836,000	19,038,178
Toho Titanium Co. Ltd.(a)	208,200	5,418,659
Tohoku Electric Power Co. Inc.	1,672,000	37,756,387
Tokuyama Corp.	1,041,000	9,363,123
Tokyo Broadcasting System Inc.	176,600	4,655,373
Tokyo Electric Power Co. Inc. (The)	4,180,000	105,789,876
Tokyo Electron Ltd.	731,100	47,219,644
Tokyo Gas Co. Ltd.	9,405,000	35,816,572
Tokyo Steel Manufacturing Co. Ltd.	522,500	7,499,282
Tokyo Tatemono Co. Ltd.	2,090,000	18,118,266
Tokyu Corp.	4,180,000	22,037,891
Tokyu Land Corp.	2,090,000	15,458,521
TonenGeneral Sekiyu K.K.	2,090,000	17,938,283
Toppan Printing Co. Ltd.	2,090,000	23,117,787

Toray Industries Inc.	5,225,000	32,396,900
Toshiba Corp.	10,686,000	88,138,284
Tosoh Corp.	2,090,000	7,999,235
TOTO Ltd.(a)	2,090,000	17,818,295
Toyo Seikan Kaisha Ltd.	731,500	14,278,633
Toyoda Gosei Co. Ltd.	313,500	11,338,915
Toyota Industries Corp.	941,000	32,504,162
Toyota Motor Corp.	9,719,300	490,103,445
Toyota Tsusho Corp.	731,500	15,573,510
Trend Micro Inc.	522,500	19,548,129
Ube Industries Ltd.	4,180,000	14,558,606
Uni-Charm Corp.	209,000	14,478,615
USS Co. Ltd.	146,300	10,303,014
West Japan Railway Co.	7,315	31,426,992
Yahoo! Japan Corp.	59,577	26,251,276
Yamada Denki Co. Ltd.	313,500	26,667,448
Yamaha Corp.	655,700	12,830,414
Yamaha Motor Co. Ltd.	837,700	16,071,079
Yamato Holdings Co. Ltd.	2,090,000	30,337,097
Yaskawa Electric Corp.	1,045,000	10,538,992
Yokogawa Electric Corp.	942,200	10,196,423

		9,628,241,884
NETHERLANDS—2.79%
Aegon NV	5,226,218	84,011,415
Akzo Nobel NV	942,519	79,959,053
ASML Holding NV	1,554,291	44,356,321
Fugro NV CVA	166,560	14,864,066
Heineken NV	830,469	48,343,669
ING Groep NV	6,737,180	257,088,222
Koninklijke Ahold NV	4,584,432	67,949,021
Koninklijke DSM NV	620,819	33,471,734
Koninklijke KPN NV	6,877,556	126,189,855
Koninklijke Philips Electronics NV	4,240,924	159,455,074
Reed Elsevier NV	2,280,054	43,201,262
SBM Offshore NV	655,153	25,051,389
TNT NV	1,600,162	62,157,741
TomTom NV(b)	148,863	5,191,532
Unilever NV	5,854,972	196,897,088
Vedior NV	704,863	19,533,741
Wereldhave NV	201,078	25,533,038
Wolters Kluwer NV	1,114,148	29,939,490

		1,323,193,711
NORWAY—1.12%
Acergy SA	789,888	19,515,335
DnB NOR ASA(b)	3,241,830	48,405,407
Frontline Ltd.	253,887	14,085,511
Ocean Rig ASA(a)(b)	863,634	7,520,883
Orkla ASA	3,292,485	43,556,162
Petroleum Geo-Services ASA(b)	684,045	18,607,095
Renewable Energy Corp. ASA(a)(b)	613,458	20,918,798
Schibsted ASA	383,835	11,567,630
Seadrill Ltd.	1,085,933	32,939,259
StatoilHydro ASA	4,414,020	159,371,172
Storebrand ASA	2,142,268	20,311,719
Tandberg ASA	243,073	4,128,911
Telenor ASA(b)	3,105,036	62,586,831
Tomra Systems ASA(a)	811,943	5,823,427
Yara International ASA	866,037	63,215,617

		532,553,757
PORTUGAL—0.39%
Banco Comercial Portugues SA Registered(a)	7,697,689	21,632,080
Banco Espirito Santo SA Registered	1,671,260	31,783,243

BRISA - Auto-estradas de Portugal SA	2,287,266	32,512,336
Energias de Portugal SA(b)	8,299,826	52,463,316
Portugal Telecom SGPS SA Registered	1,712,123	20,325,233
Sonae Industria SGPS SA(b)	647,316	4,514,972
Sonae SGPS SA	5,470,363	9,751,745
Zon Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA(a)	1,005,860	13,436,481

		186,419,406
SINGAPORE—1.15%
CapitaLand Ltd.	6,287,000	31,441,946
City Developments Ltd.	3,135,000	27,939,530
ComfortDelGro Corp. Ltd.	11,495,000	14,816,418
DBS Group Holdings Ltd.	4,180,000	61,143,699
Fraser and Neave Ltd.	10,450,150	36,791,425
Haw Par Corp. Ltd.	3,153,775	17,421,605
Keppel Corp. Ltd.	4,180,000	31,772,556
Oversea-Chinese Banking Corp.	10,451,200	68,124,858
Singapore Airlines Ltd.	1,832,200	21,591,810
Singapore Exchange Ltd.	2,082,000	13,172,557
Singapore Press Holdings Ltd.	11,495,750	37,678,491
Singapore Technologies Engineering Ltd.	8,360,000	19,827,061
Singapore Telecommunications Ltd.	26,133,285	74,298,063
United Overseas Bank Ltd.	5,225,000	78,507,771
UOL Group Ltd.	4,425,000	12,384,916

		546,912,706
SPAIN—4.38%
Abertis Infraestructuras SA	1,329,376	44,208,909
Acciona SA	140,200	40,108,469
Acerinox SA	1,095,338	29,672,772
Actividades de Construcciones y Servicios SA	990,282	58,587,261
Antena 3 de Television SA(a)	777,586	9,515,502
Banco Bilbao Vizcaya Argentaria SA	13,617,270	313,134,748
Banco Popular Espanol SA(a)	3,624,636	62,526,609
Banco Sabadell SA	1,077,435	10,735,735
Banco Santander SA	22,405,711	483,135,803
Cintra Concesiones de Infraestructuras de Transporte SA	1,457,619	22,625,589
Gamesa Corporacion Tecnologica SA	458,040	22,228,028
Gas Natural SDG SA	737,310	43,046,923
Grupo Ferrovial SA(a)	288,734	23,442,988
Iberdrola Renovables SA(b)	2,007,048	14,530,195
Iberdrola SA	13,454,601	197,115,677
Iberia Lineas Aereas de Espana SA	3,240,948	12,816,413
Industria de Diseno Textil SA	847,626	46,162,019
Repsol YPF SA	3,277,023	132,856,005
Sacyr Vallehermoso SA(a)	445,217	15,797,079
Sogecable SA(b)	323,655	14,058,767
Telefonica SA	14,853,390	429,435,760
Union Fenosa SA	629,223	42,183,181
Zeltia SA(a)	911,663	7,536,845

		2,075,461,277
SWEDEN—2.35%
Assa Abloy AB Class B(a)	1,257,477	19,615,790
Atlas Copco AB Class A	2,521,289	40,592,338
Atlas Copco AB Class B	1,647,615	24,464,699
Boliden AB	1,283,553	13,972,961
Electrolux AB Class B	1,106,583	16,985,016
Eniro AB(b)	556,300	3,638,223
Hennes & Mauritz AB Class B	1,657,069	98,420,308
Hoganas AB Class B	279,057	6,285,225
Holmen AB Class B	308,317	9,876,267
Husqvarna AB Class B(a)	1,195,658	12,317,939

Lundin Petroleum AB(b)	1,112,556	15,545,361
Millicom International Cellular SA SDR(b)	90,567	9,670,392
Modern Times Group MTG AB Class B	209,000	15,342,393
Nordea Bank AB	7,562,676	125,164,537
Oriflame Cosmetics SA SDR	213,082	16,317,498
Sandvik AB	3,474,983	53,482,683
Scania AB Class B	1,507,558	30,999,529
Securitas AB Class B	1,344,486	17,328,018
Securitas Systems AB Class B	1,280,303	3,246,762
Skandinaviska Enskilda Banken AB Class A	1,724,937	41,872,642
Skanska AB Class B	1,448,574	23,986,414
SKF AB Class B	1,436,918	26,370,527
SSAB Svenskt Stal AB Class A	1,034,063	34,504,133
Svenska Cellulosa AB Class B	2,034,924	34,289,701
Svenska Handelsbanken AB Class A	2,042,656	56,741,865
Swedish Match AB	1,418,236	31,114,899
Tele2 AB Class B	1,242,450	27,672,877
Telefonaktiebolaget LM Ericsson AB Class B	54,255,879	138,313,410
TeliaSonera AB	7,844,664	70,020,024
Trelleborg AB Class B	613,916	11,727,584
Volvo AB Class A	1,602,184	24,124,245
Volvo AB Class B	3,808,302	58,136,195

		1,112,140,455
SWITZERLAND—6.80%
ABB Ltd. Registered	7,661,032	234,196,398
Actelion Ltd. Registered(b)	366,432	18,470,241
Adecco SA Registered	484,455	28,907,761
Compagnie Financiere Richemont SA A Units Bearer	1,904,144	115,449,756
Credit Suisse Group Registered	3,868,359	214,300,144
Geberit AG Registered	174,866	26,879,215
Givaudan SA Registered	35,632	35,989,500
Holcim Ltd. Registered	760,886	74,441,249
Julius Baer Holding AG Registered	337,284	24,902,443
Kuoni Reisen Holding AG Class B Registered	20,900	12,079,881
Logitech International SA Registered(b)	773,598	23,544,771
Lonza Group AG Registered	219,267	29,809,618
Nestle SA Registered	1,359,957	648,935,365
Nobel Biocare Holding AG Bearer	516,336	18,600,093
Novartis AG Registered	8,384,978	424,260,324
OC Oerlikon Corp. AG Registered(b)	34,548	11,924,541
Roche Holding AG Genusschein	2,495,209	413,971,596
SGS SA Registered	18,550	26,091,642
Sonova Holding AG Registered	189,145	15,926,280
Sulzer AG Registered	150,086	19,597,423
Swatch Group AG (The) Bearer	136,702	36,749,614
Swatch Group AG (The) Registered	363,601	18,641,730
Swiss Life Holding Registered(b)	132,715	39,564,118
Swiss Reinsurance Co. Registered	1,263,303	104,795,141
Swisscom AG Registered	88,563	31,461,101
Syngenta AG Registered	385,092	114,431,351
Synthes Inc.	258,115	35,388,432
UBS AG Registered(b)	7,768,916	261,064,817
Zurich Financial Services AG Registered	523,724	159,523,248

		3,219,897,793
UNITED KINGDOM—21.37%
Aggreko PLC	1,354,946	15,846,294
AMEC PLC	1,500,840	23,631,285
Anglo American PLC	4,696,494	304,070,650
ARM Holdings PLC	6,078,741	12,159,643
AstraZeneca PLC	5,250,160	221,273,789
Aviva PLC	9,159,443	114,195,926
BAE Systems PLC	11,732,125	108,454,311

Balfour Beatty PLC	1,925,199	16,796,058
Barclays PLC(d)	23,637,987	213,716,022
Barratt Developments PLC	1,527,570	8,357,747
BBA Aviation PLC	1,718,442	5,351,941
Berkeley Group Holdings PLC (The)(b)	456,070	8,490,733
BG Group PLC	12,018,487	293,017,570
BHP Billiton PLC	8,442,989	300,991,713
BP PLC	67,698,865	819,234,831
British Airways PLC(b)	2,330,799	10,455,838
British American Tobacco PLC	5,256,278	197,483,797
British Energy Group PLC	3,867,123	58,208,631
British Land Co. PLC	2,016,417	33,586,300
British Sky Broadcasting Group PLC	4,010,047	43,284,437
BT Group PLC	28,791,374	127,018,189
Bunzl PLC	1,639,872	24,017,839
Burberry Group PLC	1,870,859	17,924,533
Cable & Wireless PLC	8,890,283	26,270,613
Cadbury Schweppes PLC	6,961,545	80,382,221
Capita Group PLC	2,187,689	28,726,646
Carnival PLC	700,239	27,515,270
Cattles PLC	1,822,747	8,655,075
Centrica PLC	13,293,268	77,404,267
Charter PLC	526,550	9,375,299
Close Brothers Group PLC	790,151	10,923,236
Cobham PLC	5,337,394	23,309,001
Compass Group PLC	7,961,261	53,767,773
Cookson Group PLC	799,646	11,244,546
Daily Mail & General Trust PLC Class A	1,110,971	9,186,393
De La Rue PLC	815,489	13,833,475
Diageo PLC	9,045,716	185,067,041
Electrocomponents PLC	2,065,229	7,628,389
Enterprise Inns PLC	2,517,272	19,107,247
Eurasian Natural Resources Corp.(b)	1,048,287	24,914,218
Experian Group Ltd.	3,332,228	25,111,646
Friends Provident PLC	6,933,490	16,313,763
G4S PLC	4,265,357	19,281,996
GKN PLC	2,933,686	16,559,389
GlaxoSmithKline PLC	19,903,285	441,892,047
Great Portland Estates PLC	1,631,294	14,805,413
Hammerson PLC	1,240,076	24,756,808
Hays PLC	5,437,215	12,141,683
HBOS PLC	13,224,864	123,235,733
Home Retail Group PLC	3,294,265	17,224,565
HSBC Holdings PLC	41,945,066	730,638,473
ICAP PLC	2,281,125	26,474,789
IMI PLC	1,555,560	13,956,316
Imperial Tobacco Group PLC	2,377,771	113,917,831
Inchcape PLC	2,297,678	19,499,605
InterContinental Hotels Group PLC	1,182,062	18,986,588
International Power PLC	5,649,157	49,145,214
Invensys PLC(b)	2,821,995	16,711,415
ITV PLC	14,875,560	19,444,782
J Sainsbury PLC	5,404,386	41,048,523
Johnson Matthey PLC	888,381	35,189,660
Kesa Electricals PLC	2,866,914	11,824,573
Kingfisher PLC	7,260,975	19,097,602
Land Securities Group PLC	1,758,463	53,633,948
Legal & General Group PLC	23,546,942	59,180,952
Lloyds TSB Group PLC	19,966,438	171,030,087
LogicaCMG PLC	5,424,515	12,328,193
London Stock Exchange Group PLC	995,358	21,231,507
Lonmin PLC	280,029	17,204,047
Man Group PLC	5,734,516	66,043,837
Marks & Spencer Group PLC	6,275,248	47,290,223
Meggitt PLC	3,007,136	17,673,787

Misys PLC	1,702,731	5,286,149
Mondi PLC	1,199,348	9,537,105
National Express Group PLC	640,674	11,749,893
National Grid PLC	9,533,869	132,270,541
Next PLC	918,628	20,850,194
Old Mutual PLC	19,028,998	48,315,865
Pearson PLC	2,901,463	37,754,456
Persimmon PLC	905,670	10,394,635
Prudential PLC	8,624,806	117,864,831
Punch Taverns PLC	1,252,864	12,865,851
Reckitt Benckiser PLC	2,087,431	121,464,602
Reed Elsevier PLC	4,296,832	54,294,378
Rentokil Initial PLC	4,877,633	9,273,980
Resolution PLC	2,590,222	36,885,161
Rexam PLC	1,986,854	17,619,247
Rio Tinto PLC	3,599,614	421,407,929
Rolls-Royce Group PLC(b)	6,337,957	55,106,093
Rolls-Royce Group PLC Class B(c)	583,700,006	1,156,047
Royal & Sun Alliance Insurance Group PLC	11,606,683	30,895,356
Royal Bank of Scotland Group PLC	34,674,669	236,928,459
Royal Dutch Shell PLC Class A	12,926,285	519,191,398
Royal Dutch Shell PLC Class B	9,826,601	392,160,803
SABMiller PLC	3,114,729	72,052,478
Sage Group PLC	4,996,988	19,575,840
Scottish & Southern Energy PLC	3,035,167	83,677,296
SEGRO PLC	1,526,106	13,941,416
Serco Group PLC	2,037,014	17,791,740
Severn Trent PLC	861,897	24,939,710
Smith & Nephew PLC	3,481,471	45,163,740
Smiths Group PLC	1,136,275	21,795,603
Stagecoach Group PLC	2,252,331	11,453,243
Stagecoach Group PLC Class C Deferred(c)	3,270,720	648
Standard Chartered PLC	1,723,896	61,251,864
Standard Life PLC	7,208,545	35,763,594
Tate & Lyle PLC	2,498,002	26,196,578
Taylor Wimpey PLC	3,573,753	9,112,921
Tesco PLC	28,424,796	241,512,971
Thomas Cook Group PLC	1,494,876	7,660,751
Thomson Reuters PLC	752,467	23,293,366
3i Group PLC	1,513,409	25,762,500
Tomkins PLC	2,834,749	10,246,211
Travis Perkins PLC	749,187	14,385,463
TUI Travel PLC	2,790,595	13,084,966
Tullow Oil PLC	2,409,915	35,988,097
Unilever PLC	4,527,694	152,623,860
United Business Media PLC	1,077,833	12,327,905
United Utilities PLC	3,182,559	45,225,584
Vodafone Group PLC	186,682,206	592,682,709
Whitbread PLC	937,791	22,566,705
William Hill PLC	2,145,087	16,399,025
Wm Morrison Supermarkets PLC	3,728,862	21,158,591
Wolseley PLC	2,531,712	25,446,975
WPP Group PLC	4,081,901	50,002,070
Xstrata PLC	2,255,466	176,270,313

		10,120,381,488

TOTAL COMMON STOCKS
(Cost: $37,732,476,850)		46,696,370,007

Security	Shares	Value

PREFERRED STOCKS—0.47%

GERMANY—0.34%
Henkel KGaA(a)	706,061	30,064,935
Porsche Automobil Holding SE	313,807	57,875,543
ProSiebenSat.1 Media AG	374,760	5,822,969
Volkswagen AG	399,628	65,944,946

		159,708,393
ITALY—0.13%
Intesa Sanpaolo SpA RNC	3,593,391	25,469,191
Telecom Italia SpA RNC	23,095,313	37,862,819

		63,332,010

TOTAL PREFERRED STOCKS
(Cost: $162,432,554)		223,040,403

Security	Shares	Value

RIGHTS—0.04%

AUSTRIA—0.00%
Vienna Insurance Group(c)	288,267	45

		45
ITALY—0.01%
Banca Monte dei Paschi di Siena SpA(b)	4,961,922	3,460,897

		3,460,897
SWITZERLAND—0.03%
UBS AG Registered(b)	7,800,264	13,105,911

		13,105,911

TOTAL RIGHTS
(Cost: $4,343,365)		16,566,853

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.91%

MONEY MARKET FUNDS—3.91%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.85%(d)(e)	3,556,099	3,556,099
BGI Cash Premier Fund LLC
2.90%(d)(e)(f)	1,850,502,596	1,850,502,596

		1,854,058,695

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,854,058,695)		1,854,058,695

TOTAL INVESTMENTS IN SECURITIES—103.01%
(Cost: $39,753,311,464)		48,790,035,958
Other Assets, Less Liabilities—(3.01)%		(1,427,123,731)

NET ASSETS—100.00%		$47,362,912,227

ADR  -  American Depositary Receipts

SDR  -  Swedish Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.

(b)	Non-income earning security.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2008

Security	Shares	Value

COMMON STOCKS—98.68%

AUSTRALIA—6.51%
AMP Ltd.	183,470	$1,353,752
Aristocrat Leisure Ltd.	79,816	564,862
Asciano Group	124,894	471,952
ASX Ltd.	34,569	1,169,156
AXA Asia Pacific Holdings Ltd.	131,937	738,525
Babcock & Brown Ltd.(a)	52,601	728,658
BHP Billiton Ltd.	688,620	27,429,893
Billabong International Ltd.	45,331	512,612
Brambles Ltd.	293,848	2,464,478
Cochlear Ltd.	13,021	695,728
Computershare Ltd.	103,965	876,844
CSL Ltd.	112,286	4,210,288
Fortescue Metals Group Ltd.(b)	268,905	1,877,713
Foster’s Group Ltd.	428,679	2,048,106
Harvey Norman Holdings Ltd.	120,904	411,301
Incitec Pivot Ltd.	9,062	1,381,618
Leighton Holdings Ltd.	29,262	1,298,509
Lend Lease Corp. Ltd.	87,507	1,022,532
Macquarie Communications Infrastructure Group	112,338	475,319
Newcrest Mining Ltd.	103,638	2,822,468
OneSteel Ltd.	175,996	1,063,097
Orica Ltd.	66,485	1,823,177
Origin Energy Ltd.	187,451	2,464,190
Oxiana Ltd.(a)	338,606	1,046,600
Paladin Energy Ltd.(b)	84,870	339,903
PaperlinX Ltd.	93,525	222,977
QBE Insurance Group Ltd.	166,622	3,970,941
Rio Tinto Ltd.	58,982	7,563,556
St. George Bank Ltd.	36,248	908,269
Toll Holdings Ltd.	102,534	766,220
Transurban Group	127,052	821,330
Westpac Banking Corp.	180,826	4,173,130
Woodside Petroleum Ltd.	95,789	5,045,912
Woolworths Ltd.	234,140	6,332,420
WorleyParsons Ltd.	31,391	1,147,755

		90,243,791
AUSTRIA—0.98%
Andritz AG	13,854	824,378
Erste Bank der Oesterreichischen Sparkassen AG	50,876	3,778,262
Immoeast AG(b)	91,816	933,453
Oesterreichische Elektrizitaetswirtschafts AG Class A	18,308	1,417,775
Raiffeisen International Bank Holding AG	10,626	1,722,191
RHI AG(b)	9,575	413,678
Telekom Austria AG	67,131	1,656,583
voestalpine AG	30,233	2,318,186
Wienerberger AG	9,347	538,728

		13,603,234

BELGIUM—0.86%
Colruyt SA	2,463	626,121
Delhaize Group	10,780	937,184
Groupe Bruxelles Lambert SA	17,178	2,182,880
InBev	34,160	2,808,100
KBC Group NV(b)	28,336	3,844,296
Omega Pharma SA	4,865	212,157
Umicore(b)	25,128	1,342,268

		11,953,006
DENMARK—1.44%
A.P. Moller - Maersk A/S Class A	46	480,791
A.P. Moller - Maersk A/S Class B	230	2,384,762
Carlsberg A/S Class B	6,762	900,029
DSV A/S	41,968	1,035,333
FLS Industries A/S Class B	10,363	1,093,948
Jyske Bank A/S Registered(b)	11,086	763,220
Novo Nordisk A/S Class B	95,332	6,543,279
Novozymes A/S Class B	10,497	956,990
Topdanmark A/S(b)	5,484	966,752
Vestas Wind Systems A/S(b)	38,456	4,203,938
William Demant Holding A/S(a)(b)	7,694	609,953

		19,938,995
FINLAND—2.36%
Cargotec Corp. Class B	13,400	560,366
Elisa OYJ Class A	38,134	858,502
Fortum OYJ	33,120	1,406,165
Kone OYJ Class B	35,788	1,408,559
Konecranes OYJ	17,272	754,017
Metso OYJ	25,162	1,089,057
Nokia OYJ	783,674	24,060,412
Nokian Renkaat OYJ	24,983	1,063,028
Wartsila OYJ Class B	14,306	980,012
YIT OYJ	19,429	552,044

		32,732,162
FRANCE—8.22%
Accor SA	40,132	3,330,265
Aeroports de Paris	6,738	803,039
ALSTOM	22,507	5,221,131
ArcelorMittal	190,624	16,854,278
Atos Origin SA(b)	11,455	702,849
Bouygues SA	35,742	2,672,156
Cap Gemini SA	27,947	1,696,482
Carrefour SA	92,782	6,533,577
Compagnie Generale de Geophysique-Veritas(b)	5,244	1,321,324
Compagnie Generale des Etablissements Michelin Class B	15,289	1,398,928
Dassault Systemes SA	13,117	825,043
Electricite de France	19,688	2,059,831
Essilor International SA	37,608	2,339,148
Gaz de France	37,004	2,439,272
Groupe Danone	89,726	7,940,230
Hermes International	13,991	1,889,204
Klepierre	12,156	740,183
L’Air Liquide SA	46,414	6,989,176
L’Oreal SA	50,692	6,014,674
LVMH Moet Hennessy Louis Vuitton SA	46,069	5,266,037
Neopost SA	7,038	734,150
Pernod Ricard SA	35,474	4,086,981

PPR SA	14,973	1,959,562
Publicis Groupe SA	29,465	1,190,432
Safran SA	40,069	843,424
Schneider Electric SA	45,012	5,508,925
Sodexo	22,272	1,491,037
STMicroelectronics NV	144,737	1,696,818
Suez SA	79,580	5,637,364
Technip SA	19,111	1,766,192
Vallourec SA	9,338	2,547,843
Veolia Environnement	68,640	4,973,526
Vinci SA	53,406	3,943,700
Zodiac SA	11,479	614,249

		114,031,030
GERMANY—9.88%
Adidas AG	43,397	2,769,481
Arcandor AG(b)	14,444	271,428
BASF SE	98,455	14,048,533
Bayer AG	149,327	12,740,299
Beiersdorf AG(b)	20,194	1,719,456
Bilfinger Berger AG	9,863	845,946
Celesio AG(b)	19,508	836,749
Continental AG	35,466	4,170,541
Deutsche Boerse AG	41,972	6,156,920
E.ON AG	125,902	25,621,359
Fresenius Medical Care AG & Co. KGaA	40,492	2,149,102
GEA Group AG	37,766	1,396,450
Hochtief AG	9,487	977,056
Infineon Technologies AG(b)	170,712	1,597,347
IVG Immobilien AG	22,377	563,691
K+S AG	8,464	3,552,550
Linde AG	22,792	3,339,126
MAN AG(a)	23,920	3,342,012
Merck KGaA	13,036	1,851,175
METRO AG	32,772	2,600,118
Premiere AG(b)	18,124	380,933
Puma AG	1,936	689,519
Q-Cells AG(b)	9,062	1,058,288
QIAGEN NV(b)	30,360	681,124
Salzgitter AG	8,990	1,849,222
SAP AG	180,786	9,116,675
Siemens AG Registered	176,272	20,739,270
SolarWorld AG	17,848	960,616
Volkswagen AG	33,212	9,792,933
Wacker Chemie AG	1,978	489,648
Wincor Nixdorf AG	10,492	802,702

		137,110,269
GREECE—0.58%
Coca-Cola Hellenic Bottling Co. SA ADR	48,927	2,189,483
Hellenic Telecommunications Organization SA SP ADR	130,934	1,952,226
National Bank of Greece SA ADR	363,862	3,951,541

		8,093,250
HONG KONG—2.09%
ASM Pacific Technology Ltd.	46,000	313,371
Belle International Holdings Ltd.	614,000	653,812
Esprit Holdings Ltd.	212,100	2,609,549
Fosun International Ltd.(b)	230,000	183,832
Foxconn International Holdings Ltd.(b)	460,000	714,084
Genting International PLC(a)(b)	644,000	289,342
Hang Lung Properties Ltd.	460,000	1,870,782

Hong Kong and China Gas Co. Ltd. (The)	736,300	2,153,753
Hong Kong Exchanges and Clearing Ltd.	230,000	4,697,611
Kerry Properties Ltd.	139,500	944,067
Kingboard Chemical Holdings Co. Ltd.(a)	141,000	668,405
Lee & Man Paper Manufacturing Ltd.	184,000	342,288
Li & Fung Ltd.(a)	471,200	1,949,581
Melco International Development Ltd.(a)	188,000	257,594
New World Development Co. Ltd.	522,000	1,346,086
Noble Group Ltd.	230,000	377,771
Shangri-La Asia Ltd.	376,000	1,041,952
Shui On Land Ltd.	414,000	411,631
Shun Tak Holdings Ltd.(a)	368,000	490,062
Sino Land Co. Ltd.	368,000	930,080
Sun Hung Kai Properties Ltd.	282,000	4,938,419
Tencent Holdings Ltd.	200,000	1,326,559
Tingyi (Cayman Islands) Holding Corp.	308,000	410,951

		28,921,582
IRELAND—0.72%
Anglo Irish Bank Corp. PLC	85,054	1,191,785
CRH PLC	115,468	4,415,203
Elan Corp. PLC(b)	60,913	1,654,879
IAWS Group PLC	30,286	763,867
Kerry Group PLC Class A	36,769	1,139,189
Kingspan Group PLC	33,724	391,162
Smurfit Kappa Group PLC	35,190	438,298

		9,994,383
ITALY—2.22%
Assicurazioni Generali SpA	205,325	9,123,396
Atlantia SpA	60,261	1,974,918
Autogrill SpA	32,898	501,177
Banca Carige SpA	90,114	355,657
Banca Monte dei Paschi di Siena SpA(a)	234,237	799,569
Bulgari SpA	55,197	645,811
Fiat SpA	155,848	3,491,586
Finmeccanica SpA	76,222	2,658,209
Intesa Sanpaolo SpA	915,390	6,844,382
Lottomatica SpA	13,708	423,212
Luxottica Group SpA	30,846	870,678
Parmalat SpA	299,095	1,023,290
Prysmian SpA	18,377	437,465
Saipem SpA	32,249	1,417,887
Seat Pagine Gialle SpA(a)	1,348,898	261,042

		30,828,279
JAPAN—19.53%
Advantest Corp.	37,200	1,016,228
AEON Mall Co. Ltd.	15,400	478,901
Aisin Seiki Co. Ltd.	38,200	1,326,820
Asahi Glass Co. Ltd.	205,000	2,430,342
Asahi Kasei Corp.	230,000	1,296,240
ASICS Corp.	26,000	260,970
Canon Inc.	216,200	10,757,248
Central Japan Railway Co.	329	3,210,985
Chugai Pharmaceutical Co. Ltd.	74,000	1,023,864
Chuo Mitsui Trust Holdings Inc.	92,000	650,541
Credit Saison Co. Ltd.	48,500	1,299,397
Daido Steel Co. Ltd.	47,000	259,487
Daifuku Co. Ltd.	23,500	292,092
Daiichi Sankyo Co. Ltd.	133,400	3,650,598
Daikin Industries Ltd.	51,700	2,562,492
DIC Corp.	92,000	293,139

East Japan Railway Co.	470	3,728,160
Elpida Memory Inc.(a)(b)	23,500	852,215
Fanuc Ltd.	38,300	4,005,540
Fast Retailing Co. Ltd.	14,100	1,305,980
FUJIFILM Holdings Corp.	98,100	3,745,278
Fujitsu Ltd.	376,000	2,385,303
Furukawa Electric Co. Ltd. (The)	67,000	241,690
Hankyu Hanshin Holdings Inc.	325,000	1,461,583
Haseko Corp.	276,000	396,134
Hirose Electric Co. Ltd.	5,200	612,994
Hitachi Construction Machinery Co. Ltd.	23,500	737,537
Hitachi Ltd.	644,000	4,319,625
Hokuhoku Financial Group Inc.	322,000	1,016,745
Hoya Pentax HD Corp.	85,000	2,342,360
IBIDEN Co. Ltd.	25,300	1,094,211
IHI Corp.	184,000	394,374
INPEX Holdings Inc.	143	1,587,217
Isetan Mitsukoshi Holdings Ltd. Class L(b)	47,880	500,745
Isuzu Motors Ltd.	138,000	666,826
ITOCHU Corp.	138,000	1,432,686
J. Front Retailing Co. Ltd.	103,600	681,018
JAFCO Co. Ltd.	9,400	372,366
Japan Steel Works Ltd. (The)	53,000	975,715
Japan Tobacco Inc.	920	4,454,311
JFE Holdings Inc.	59,800	3,261,506
JGC Corp.	47,000	867,505
JSR Corp.	37,600	843,671
JTEKT Corp.	47,000	827,481
K.K. DaVinci Advisors(b)	284	267,396
Kao Corp.	46,000	1,236,819
Kawasaki Heavy Industries Ltd.	283,000	725,711
KDDI Corp.	518	3,301,005
Keihin Electric Express Railway Co. Ltd.(a)	108,000	703,741
Keyence Corp.	6,650	1,683,657
Kintetsu Corp.	384,000	1,315,396
Kobe Steel Ltd.	514,000	1,529,557
Komatsu Ltd.	184,300	5,554,923
Konami Corp.	20,000	711,894
Konica Minolta Holdings Inc.	96,500	1,436,743
Kubota Corp.	235,000	1,636,972
Kuraray Co. Ltd.	47,000	555,851
Kurita Water Industries Ltd.	29,900	1,058,559
Leopalace21 Corp.	20,500	360,138
Marubeni Corp.	322,000	2,554,186
Matsushita Electric Industrial Co. Ltd.	276,000	6,456,990
Millea Holdings Inc.	157,500	6,646,015
Minebea Co. Ltd.	94,000	569,343
Mitsubishi Electric Corp.	376,000	3,820,802
Mitsubishi Estate Co. Ltd.	235,000	6,790,738
Mitsubishi Heavy Industries Ltd.	644,000	2,970,127
Mitsubishi Materials Corp.	231,000	1,089,685
Mitsubishi Motors Corp.(a)(b)	368,000	577,476
Mitsui Chemicals Inc.	146,000	885,695
Mitsui Engineering & Shipbuilding Co. Ltd.	147,000	476,825
Mitsui Fudosan Co. Ltd.	162,500	4,073,773
Mitsui O.S.K. Lines Ltd.	230,000	3,149,268
Mitsumi Electric Co. Ltd.	13,800	459,516
Mizuho Trust & Banking Co. Ltd.	184,000	302,823
Murata Manufacturing Co. Ltd.	42,300	2,226,103
NGK Insulators Ltd.	92,000	1,756,195
Nidec Corp.	23,900	1,790,613
Nikon Corp.	59,000	1,693,618
Nintendo Co. Ltd.	19,300	10,544,733

Nippon Electric Glass Co. Ltd.	54,500	836,977
Nippon Steel Corp.	1,196,000	6,683,226
Nippon Yusen Kabushiki Kaisha	138,000	1,333,652
Nissan Chemical Industries Ltd.	47,000	617,013
Nitori Co. Ltd.	9,400	492,890
Nitto Denko Corp.	37,600	1,550,627
NOK Corp.	28,200	555,851
Nomura Holdings Inc.	243,800	4,217,686
Nomura Research Institute Ltd.	23,500	516,051
NSK Ltd.	92,000	762,339
NTT Data Corp.	282	1,152,177
NTT Urban Development Corp.	276	425,184
Odakyu Electric Railway Co. Ltd.	144,000	974,146
Oki Electric Industry Co. Ltd.(a)(b)	154,000	333,021
Olympus Corp.	47,000	1,538,035
Omron Corp.	36,800	760,578
Oriental Land Co. Ltd.	10,100	599,177
ORIX Corp.	20,840	3,740,871
OSAKA Titanium technologies Co. Ltd.	4,600	312,506
Otsuka Corp.	1,600	122,017
Rakuten Inc.	1,451	902,449
Resona Holdings Inc.(a)	612	1,171,180
Ryohin Keikaku Co. Ltd.	9,200	606,526
SANYO Electric Co. Ltd.(b)	372,000	921,902
SBI E*Trade Securities Co. Ltd.	440	408,803
Secom Co. Ltd.	23,000	1,065,161
Seven & I Holdings Co. Ltd.	175,700	5,194,843
Sharp Corp.	184,000	3,075,763
Shimamura Co. Ltd.	4,700	415,089
Shimano Inc.	18,800	850,866
Shin-Etsu Chemical Co. Ltd.	84,300	5,178,509
Shinko Electric Industries Co. Ltd.	15,400	211,159
Shionogi & Co. Ltd.	63,000	1,203,215
Shiseido Co. Ltd.	54,000	1,289,159
Showa Denko K.K.	251,000	881,418
SMC Corp.	9,900	1,144,312
SoftBank Corp.(b)	156,400	3,142,666
Sojitz Corp.	222,100	850,062
Sony Corp.	207,000	9,467,611
Sony Financial Holdings Inc.	188	789,704
Stanley Electric Co. Ltd.	32,900	829,504
Sumco Corp.	23,000	579,897
Sumitomo Electric Industries Ltd.	152,100	1,947,276
Sumitomo Heavy Industries Ltd.	108,000	904,220
Sumitomo Metal Industries Ltd.	848,000	3,545,842
Sumitomo Metal Mining Co. Ltd.	138,500	2,506,014
Sumitomo Mitsui Financial Group Inc.	690	5,909,004
Sumitomo Realty & Development Co. Ltd.	46,000	1,144,388
Suruga Bank Ltd.	72,000	1,010,659
Suzuki Motor Corp.	23,000	578,796
T&D Holdings Inc.	25,300	1,602,583
Taiyo Nippon Sanso Corp.	104,000	841,872
Takashimaya Co. Ltd.	62,000	675,112
Terumo Corp.	37,600	1,842,044
Tobu Railway Co. Ltd.	200,000	1,014,257
Toho Titanium Co. Ltd.(a)	9,400	244,646
Tokuyama Corp.	46,000	413,740
Tokyo Electron Ltd.	37,300	2,409,100
Tokyo Tatemono Co. Ltd.	92,000	797,551
Tokyu Corp.	232,000	1,223,156
Tokyu Land Corp.	101,000	747,038
Toray Industries Inc.	292,000	1,810,506
Toshiba Corp.	611,000	5,039,537

Toyoda Gosei Co. Ltd.	14,100	509,980
Toyota Boshoku Corp.	13,800	392,173
Toyota Tsusho Corp.	37,800	804,756
Trend Micro Inc.	23,500	879,198
Ube Industries Ltd.	194,000	675,686
Urban Corp.	50,600	275,005
Ushio Inc.	28,200	531,027
USS Co. Ltd.	8,980	632,407
Yahoo! Japan Corp.	3,276	1,443,496
Yakult Honsha Co. Ltd.(a)	32,500	861,401
Yamada Denki Co. Ltd.	19,930	1,695,318
Yamato Kogyo Co. Ltd.	13,800	649,660
Yaskawa Electric Corp.	47,000	474,003
Yokogawa Electric Corp.	41,400	448,028

		271,016,307
NETHERLANDS—2.39%
Akzo Nobel NV	42,458	3,601,945
ASML Holding NV	81,255	2,318,853
Fugro NV CVA	10,362	924,721
Heineken NV	45,149	2,628,236
Koninklijke Ahold NV	253,690	3,760,114
Koninklijke Philips Electronics NV	98,992	3,722,014
Randstad Holding NV(a)	7,130	302,161
Reed Elsevier NV	121,451	2,301,190
SBM Offshore NV	25,367	969,970
TNT NV	82,274	3,195,905
TomTom NV(b)	12,972	452,393
Unilever NV	199,456	6,707,514
Vedior NV	35,720	989,902
Wolters Kluwer NV	49,634	1,333,770

		33,208,688
NEW ZEALAND—0.13%
Fisher & Paykel Healthcare Corp. Ltd.	203,278	424,215
Fletcher Building Ltd.	82,678	553,803
Sky City Entertainment Group Ltd.	265,405	829,762

		1,807,780
NORWAY—1.11%
Acergy SA	40,039	989,222
Aker Solutions ASA	31,476	802,299
DNO International ASA(b)	186,443	353,913
Norsk Hydro ASA	79,258	1,175,686
Ocean Rig ASA(b)	40,619	353,727
Petroleum Geo-Services ASA(b)	35,294	960,052
Prosafe SE	35,052	607,065
Renewable Energy Corp. ASA(b)	35,604	1,214,089
Seadrill Ltd.	55,108	1,671,573
Storebrand ASA	87,548	830,078
Tandberg ASA	17,451	296,428
Telenor ASA(b)	171,645	3,459,772
TGS-NOPEC Geophysical Co. ASA(b)	22,648	365,204
Tomra Systems ASA	43,661	313,146
Yara International ASA	27,324	1,994,492

		15,386,746
PORTUGAL—0.44%
Banco BPI SA Registered(b)	106,545	605,462
Banco Comercial Portugues SA Registered(a)	455,924	1,281,240
BRISA - Auto-estradas de Portugal SA	55,166	784,157
Energias de Portugal SA(b)	397,308	2,511,389
Sonae SGPS SA	215,838	384,764

Zon Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	43,012	574,563

		6,141,575
SINGAPORE—1.04%
CapitaLand Ltd.	368,000	1,840,407
City Developments Ltd.	101,000	900,125
Keppel Corp. Ltd.	282,000	2,143,507
Keppel Land Ltd.(a)	92,000	410,636
SembCorp Industries Ltd.	162,000	501,142
SembCorp Marine Ltd.	138,000	376,077
Singapore Exchange Ltd.	291,000	1,841,121
Singapore Technologies Engineering Ltd.	414,000	981,866
Singapore Telecommunications Ltd.	1,523,000	4,329,955
Venture Corp. Ltd.	94,000	768,505
Wilmar International Ltd.(b)	92,000	312,381

		14,405,722
SPAIN—4.13%
Abertis Infraestructuras SA	54,431	1,810,124
Acciona SA	6,118	1,750,240
Acerinox SA	44,370	1,201,986
Actividades de Construcciones y Servicios SA	47,399	2,804,229
Antena 3 de Television SA	37,031	453,157
Banco Sabadell SA	85,468	851,617
Bankinter SA(a)	43,746	672,227
Cintra Concesiones de Infraestructuras de Transporte SA	47,135	731,643
Criteria CaixaCorp SA	131,054	887,565
Fomento de Construcciones y Contratas SA(a)	12,238	881,408
Gamesa Corporacion Tecnologica SA	44,344	2,151,951
Gas Natural SDG SA	26,864	1,568,421
Grupo Ferrovial SA	13,679	1,110,630
Iberdrola Renovables SA(b)	176,870	1,280,465
Iberdrola SA	281,796	4,128,432
Indra Sistemas SA	35,758	975,924
Industria de Diseno Textil SA	45,425	2,473,862
Mapfre SA	141,680	721,302
Red Electrica de Espana SA	25,300	1,642,939
Sacyr Vallehermoso SA(a)	17,578	623,698
Sogecable SA(b)	15,134	657,383
Telefonica SA	881,418	25,483,234
Union Fenosa SA	23,552	1,578,929
Zardoya Otis SA	32,062	897,514

		57,338,880
SWEDEN—2.71%
Alfa Laval AB	21,369	1,404,671
Assa Abloy AB Class B	72,320	1,128,143
Atlas Copco AB Class A	141,097	2,271,638
Atlas Copco AB Class B	92,738	1,377,025
Getinge AB Class B	48,409	1,235,696
Hennes & Mauritz AB Class B	93,443	5,549,974
Husqvarna AB Class B	70,935	730,788
Lundin Petroleum AB(b)	54,613	763,089
Millicom International Cellular SA SDR(b)	7,498	800,607
Modern Times Group MTG AB Class B	12,532	919,956
Oriflame Cosmetics SA SDR	3,082	236,015
Sandvik AB	184,460	2,838,982
Scania AB Class B	68,908	1,416,938
Securitas AB Class B	49,142	633,352
SSAB Svenskt Stal AB Class A	41,906	1,398,300
SSAB Svenskt Stal AB Class B	21,114	635,831

Swedish Match AB	70,726	1,551,669
Tele2 AB Class B	68,726	1,530,723
Telefonaktiebolaget LM Ericsson AB Class B	3,108,266	7,923,839
Volvo AB Class A	86,587	1,303,749
Volvo AB Class B	128,386	1,959,895

		37,610,880
SWITZERLAND—10.00%
ABB Ltd. Registered	450,128	13,760,334
Actelion Ltd. Registered(b)	21,896	1,103,682
Adecco SA Registered	27,896	1,664,573
Compagnie Financiere Richemont SA A Units Bearer	97,108	5,887,735
Geberit AG Registered	9,114	1,400,942
Givaudan SA Registered	1,748	1,765,538
Holcim Ltd. Registered	44,171	4,321,468
Julius Baer Holding AG Registered	23,598	1,742,294
Kuehne & Nagel International AG Registered	16,241	1,740,191
Logitech International SA Registered(b)	37,490	1,141,024
Lonza Group AG Registered	12,193	1,657,653
Nestle SA Registered	81,006	38,653,911
Nobel Biocare Holding AG Bearer	24,961	899,176
Novartis AG Registered	456,023	23,073,700
OC Oerlikon Corp. AG Registered(b)	1,574	543,280
Roche Holding AG Genusschein	143,626	23,828,499
Schindler Holding AG Participation Certificates	12,627	1,022,598
SGS SA Registered	1,022	1,437,502
Sonova Holding AG Registered	12,112	1,019,848
Straumann Holding AG Registered	1,953	520,337
Sulzer AG Registered	7,820	1,021,094
Swatch Group AG (The) Bearer	6,809	1,830,464
Syngenta AG Registered	23,188	6,890,390
Synthes Inc.	12,899	1,768,496

		138,694,729
UNITED KINGDOM—21.34%
Aggreko PLC	39,514	462,122
AMEC PLC	46,020	724,602
Anglo American PLC	278,631	18,039,736
ARM Holdings PLC	314,615	629,342
AstraZeneca PLC	309,350	13,037,897
BAE Systems PLC	710,746	6,570,290
Balfour Beatty PLC	87,780	765,821
BG Group PLC	706,012	17,212,975
BHP Billiton PLC	487,002	17,361,573
British Airways PLC(b)	125,350	562,313
British American Tobacco PLC	306,544	11,517,175
British Land Co. PLC	97,520	1,624,335
British Sky Broadcasting Group PLC	245,801	2,653,175
Bunzl PLC	70,753	1,036,260
Burberry Group PLC	103,416	990,819
Cable & Wireless PLC	486,910	1,438,810
Cadbury Schweppes PLC	232,668	2,686,526
Capita Group PLC	135,700	1,781,883
Carnival PLC	36,393	1,430,031
Carphone Warehouse Group PLC (The)	90,209	485,518
Centrica PLC	732,289	4,263,985
Charter PLC	24,150	429,994
Close Brothers Group PLC	32,817	453,670
Cobham PLC	275,425	1,202,812
Compass Group PLC	252,494	1,705,262
Daily Mail & General Trust PLC Class A	70,702	584,620
Diageo PLC	497,904	10,186,659

Enterprise Inns PLC	149,318	1,133,392
Eurasian Natural Resources Corp.(b)	44,390	1,054,999
Experian Group Ltd.	201,572	1,519,045
FirstGroup PLC	64,334	723,090
G4S PLC	250,248	1,131,272
GlaxoSmithKline PLC	1,164,352	25,850,903
Hammerson PLC	59,718	1,192,207
Hays PLC	291,226	650,328
ICAP PLC	109,580	1,271,788
Imperial Tobacco Group PLC	140,815	6,746,377
Inchcape PLC	102,089	866,394
InterContinental Hotels Group PLC	67,851	1,089,840
International Power PLC	307,973	2,679,231
Intertek Group PLC	32,246	621,405
Invensys PLC(b)	169,487	1,003,676
Investec PLC	69,692	496,903
J Sainsbury PLC	307,202	2,333,325
Johnson Matthey PLC	39,627	1,569,665
Kazakhmys PLC	16,514	517,422
Ladbrokes PLC	104,896	680,387
Liberty International PLC	61,055	1,186,249
London Stock Exchange Group PLC	38,505	821,332
Lonmin PLC	14,260	876,087
Man Group PLC	323,907	3,730,404
Marks & Spencer Group PLC	353,059	2,660,650
Meggitt PLC	104,282	612,895
Misys PLC	74,336	230,777
Mondi PLC	75,140	597,506
National Grid PLC	428,582	5,946,041
Next PLC	50,876	1,154,738
Prudential PLC	493,144	6,739,205
Punch Taverns PLC	56,907	584,387
Reckitt Benckiser PLC	127,023	7,391,285
Reed Elsevier PLC	227,256	2,871,586
Rio Tinto PLC	204,056	23,888,899
Rolls-Royce Group PLC(b)	371,040	3,226,050
Rolls-Royce Group PLC Class B(c)	31,077,043	61,550
SABMiller PLC	183,037	4,234,163
Sage Group PLC	267,865	1,049,369
Schroders PLC	29,532	615,895
Scottish & Southern Energy PLC	170,533	4,701,468
Serco Group PLC	101,896	889,983
Shire PLC	36,478	676,589
Smith & Nephew PLC	204,444	2,652,171
Smiths Group PLC	56,418	1,082,189
Stagecoach Group PLC	86,213	438,399
Stagecoach Group PLC Class C Deferred(c)	44,992	9
Standard Chartered PLC	122,866	4,365,560
Tesco PLC	1,589,392	13,504,364
Thomas Cook Group PLC	89,332	457,797
Thomson Reuters PLC	43,379	1,342,840
Travis Perkins PLC	25,346	486,679
TUI Travel PLC	117,116	549,151
Tullow Oil PLC	86,342	1,289,375
Unilever PLC	157,366	5,304,644
United Business Media PLC	54,898	627,906
Vedanta Resources PLC	13,754	611,549
Whitbread PLC	28,177	678,042
William Hill PLC	93,159	712,193
Wm Morrison Supermarkets PLC	197,432	1,120,284
WPP Group PLC	242,696	2,972,954
Xstrata PLC	128,984	10,080,422

		295,993,490

TOTAL COMMON STOCKS
(Cost: $1,317,045,280)		1,369,054,778

Security	Shares	Value

PREFERRED STOCKS—0.51%

GERMANY—0.45%
Fresenius SE	9,200	762,009
Henkel KGaA	40,780	1,736,462
Porsche Automobil Holding SE	18,559	3,422,843
ProSiebenSat.1 Media AG	19,461	302,383

		6,223,697
ITALY—0.06%
Intesa Sanpaolo SpA RNC	123,694	876,717

		876,717

TOTAL PREFERRED STOCKS
(Cost: $7,326,038)		7,100,414

Security	Shares	Value

RIGHTS—0.01%

ITALY—0.01%
Banca Monte dei Paschi di Siena SpA(b)	234,237	163,378

		163,378

TOTAL RIGHTS
(Cost: $243,749)		163,378

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.07%

MONEY MARKET FUNDS—1.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.85%(d)(e)	324,457	324,457
BGI Cash Premier Fund LLC
2.90%(d)(e)(f)	14,513,704	14,513,704

		14,838,161

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,838,161)		14,838,161

TOTAL INVESTMENTS IN SECURITIES—100.27%
(Cost: $1,339,453,228)		1,391,156,731
Other Assets, Less Liabilities—(0.27)%		(3,783,417)

NET ASSETS—100.00%		$1,387,373,314

ADR  -  American Depositary Receipts

SDR  -  Swedish Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2008

Security	Shares	Value

COMMON STOCKS—98.34%

AUSTRALIA—6.37%
A.B.C. Learning Centres Ltd.	105,573	$132,815
AGL Energy Ltd.	75,260	886,516
Alumina Ltd.	174,720	943,430
Amcor Ltd.	169,469	1,077,969
AMP Ltd.	173,940	1,283,434
Ansell Ltd.	31,403	340,315
Australia and New Zealand Banking Group Ltd.	308,646	6,369,671
AXA Asia Pacific Holdings Ltd.	56,153	314,320
Bendigo and Adelaide Bank Ltd.	41,301	475,992
BlueScope Steel Ltd.	107,947	1,124,049
Boral Ltd.	118,131	692,415
Caltex Australia Ltd.	13,338	151,080
CFS Retail Property Trust	232,976	491,781
Coca-Cola Amatil Ltd.	71,337	565,357
Commonwealth Bank of Australia	216,060	9,131,646
Commonwealth Property Office Fund	285,597	379,477
Crown Ltd.	72,160	745,960
CSR Ltd.	137,170	408,468
Dexus Property Group	444,938	740,042
Downer EDI Ltd.	21,870	149,417
Futuris Corp. Ltd.	86,268	171,532
Goodman Fielder Ltd.	162,123	273,470
Goodman Group	165,945	706,830
GPT Group	346,603	1,087,649
Iluka Resources Ltd.(a)	51,327	190,086
Insurance Australia Group Ltd.	275,106	1,127,721
James Hardie Industries NV	85,960	481,976
John Fairfax Holdings Ltd.	162,971	537,515
Lion Nathan Ltd.	58,112	457,261
Macquarie Airports	114,153	337,776
Macquarie Group Ltd.(a)	40,443	2,417,029
Macquarie Infrastructure Group	495,885	1,322,451
Mirvac Group	179,859	711,859
National Australia Bank Ltd.	241,800	6,883,657
Pacific Brands Ltd.	78,156	145,459
Paladin Energy Ltd.(b)	32,214	129,017
PaperlinX Ltd.	67,626	161,230
Qantas Airways Ltd.	137,170	439,491
Santos Ltd.	105,066	1,573,252
Sims Group Ltd.	25,118	783,002
Stockland Corp. Ltd.	246,324	1,678,252
Suncorp-Metway Ltd.	145,743	1,874,704
Tabcorp Holdings Ltd.	109,776	1,181,370
Tatts Group Ltd.	141,804	364,807
Telstra Corp. Ltd.	432,783	1,859,719
Telstra Corp. Ltd. Instalment Receipts	208,533	581,673

Toll Holdings Ltd.	34,866	260,548
Wesfarmers Ltd.	89,349	3,149,006
Wesfarmers Ltd. New(c)	12,655	446,011
Wesfarmers Ltd. Partially Protected Shares	11,895	422,589
Westfield Group	289,809	4,981,372
Westpac Banking Corp.	212,667	4,907,961
Zinifex Ltd.	80,106	762,428

		68,812,857
AUSTRIA—0.43%
Flughafen Wien AG	450	56,889
IMMOFINANZ AG	52,221	576,437
Mayr-Melnhof Karton AG	2,379	248,900
Meinl European Land Ltd.(b)	75,921	998,802
OMV AG	27,057	2,040,958
Wienerberger AG	12,480	719,303

		4,641,289
BELGIUM—1.90%
Barco NV	1,983	134,145
Belgacom SA	27,612	1,274,842
Cofinimmo SA	4,252	911,301
Compagnie Maritime Belge SA	2,817	196,439
Compagnie Nationale a Portefeuille SA	2,297	181,278
Delhaize Group	10,585	920,231
Dexia SA	94,107	2,619,692
Euronav SA(b)	2,456	100,947
Fortis	338,130	9,212,605
Groupe Bruxelles Lambert SA	4,089	519,606
KBC Group NV(b)	15,411	2,090,784
Mobistar SA	4,400	392,731
Solvay SA	8,873	1,304,353
UCB SA	17,005	736,272

		20,595,226
DENMARK—0.41%
A/S Dampskibsselskabet TORM	3,081	100,914
Danisco A/S	8,834	595,279
Danske Bank A/S	83,236	2,878,231
East Asiatic Co. Ltd. A/S	3,698	328,653
H. Lundbeck A/S	5,994	148,182
Trygvesta A/S	3,892	333,715

		4,384,974
FINLAND—1.03%
Amer Sports OYJ Class A	10,390	181,173
Fortum OYJ	54,015	2,293,297
Kesko OYJ Class B	10,569	400,347
Neste Oil OYJ	21,248	643,426
Orion OYJ Class B	15,015	316,055
Outokumpu OYJ	22,152	1,057,071
Pohjola Bank PLC Class A	14,670	292,348
Rautaruukki OYJ	13,650	649,451
Sampo OYJ Class A	65,208	1,842,630
SanomaWSOY OYJ Class B	10,779	276,061
Stora Enso OYJ Class R	91,299	1,131,462
TietoEnator OYJ	7,605	198,797
UPM-Kymmene OYJ	92,001	1,778,996
Uponor OYJ	5,928	128,103

		11,189,217

FRANCE—13.29%
Accor SA	10,312	855,718
Air France-KLM	19,575	608,612
Alcatel-Lucent	395,694	2,667,522
Atos Origin SA(b)	5,070	311,082
AXA	260,598	9,698,857
BNP Paribas	141,882	15,297,054
Bouygues SA	11,427	854,309
Carrefour SA	33,505	2,359,375
Casino Guichard-Perrachon SA	7,593	956,599
CNP Assurances SA	7,900	937,223
Compagnie de Saint-Gobain	45,335	3,652,622
Compagnie Generale des Etablissements Michelin Class B	9,633	881,410
Credit Agricole SA	122,343	4,123,801
Eurazeo	819	105,897
European Aeronautic Defence and Space Co.	54,013	1,358,099
France Telecom SA	304,473	9,556,526
Gecina SA	2,492	351,121
Icade	1,831	261,750
Imerys SA	4,095	353,841
Lafarge SA	25,528	4,605,995
Lagardere SCA	19,614	1,410,506
M6-Metropole Television	12,024	278,369
Natixis	27,105	456,180
PagesJaunes SA	21,132	422,770
Pernod Ricard SA	8,094	932,515
PSA Peugeot Citroen SA	26,091	1,827,136
Renault SA	31,356	3,224,439
Sanofi-Aventis	167,271	13,060,275
SCOR SE	32,259	779,477
Societe BIC	3,659	187,307
Societe Generale	61,230	7,164,927
Societe Generale NV New(a)(b)	15,307	1,768,295
Societe Television Francaise 1	15,526	329,228
Sodexo	5,021	336,139
Suez SA	108,888	7,713,512
Thales SA	13,231	865,172
Thomson	39,546	252,434
Total SA	349,323	29,335,861
Unibail-Rodamco	10,546	2,721,625
Valeo SA	12,597	510,507
Vinci SA	31,053	2,293,070
Vivendi(b)	196,482	7,974,887

		143,642,044
GERMANY—7.38%
Allianz SE Registered	73,788	15,041,309
ALTANA AG	8,367	174,035
Bayerische Motoren Werke AG	19,656	1,078,736
Commerzbank AG	96,552	3,502,498
Daimler AG Registered	155,064	12,054,058
Deutsche Bank AG Registered	85,215	10,211,705
Deutsche Lufthansa AG Registered	32,924	864,746
Deutsche Post AG Registered	135,174	4,215,362
Deutsche Postbank AG	9,945	872,023
Deutsche Telekom AG Registered	484,965	8,713,185
HeidelbergCement AG	624	104,961
Heidelberger Druckmaschinen AG	5,772	137,492

Hypo Real Estate Holding AG	34,671	1,296,582
IVG Immobilien AG	5,021	126,482
Muenchener Rueckversicherungs-Gesellschaft AG Registered(a)	36,736	7,106,961
Rheinmetall AG	4,009	303,904
RWE AG	73,047	8,408,965
Suedzucker AG	30,002	682,902
ThyssenKrupp AG	59,670	3,737,376
TUI AG(b)	38,181	1,092,581

		79,725,863
HONG KONG—2.44%
Bank of East Asia Ltd.	187,000	1,065,199
BOC Hong Kong (Holdings) Ltd.	623,500	1,611,824
Cathay Pacific Airways Ltd.(a)	312,000	650,851
Cheung Kong (Holdings) Ltd.	273,000	4,251,944
Cheung Kong Infrastructure Holdings Ltd.(a)	78,000	337,233
Chinese Estates Holdings Ltd.	78,000	122,885
CLP Holdings Ltd.	273,000	2,164,498
Giordano International Ltd.(a)	418,000	182,331
Hang Seng Bank Ltd.	136,500	2,733,643
Henderson Land Development Co. Ltd.	159,929	1,220,816
Hongkong Electric Holdings Ltd.	234,000	1,468,016
Hopewell Holdings Ltd.	117,000	510,353
Hutchison Telecommunications International Ltd.	195,000	274,190
Hutchison Whampoa Ltd.	312,000	3,052,113
Hysan Development Co. Ltd.	195,000	565,391
Link REIT (The)	351,000	842,083
MTR Corp. Ltd.	234,000	837,580
NWS Holdings Ltd.	39,000	107,324
Orient Overseas International Ltd.	39,000	214,399
Pacific Basin Shipping Ltd.	39,000	71,349
PCCW Ltd.	663,000	427,846
Swire Pacific Ltd. Class A	156,000	1,824,263
Television Broadcasts Ltd.	39,000	223,405
Wharf Holdings Ltd. (The)	237,750	1,206,350
Wing Hang Bank Ltd.	19,500	261,181
Yue Yuen Industrial Holdings Ltd.(a)	58,500	177,873

		26,404,940
IRELAND—0.70%
Allied Irish Banks PLC	156,975	3,311,544
Bank of Ireland	152,490	2,124,835
Elan Corp. PLC(b)	37,947	1,030,940
Greencore Group PLC	51,973	306,675
Irish Life & Permanent PLC	50,976	816,264

		7,590,258
ITALY—5.22%
Alleanza Assicurazioni SpA	46,588	610,364
Banca Monte dei Paschi di Siena SpA	61,513	209,975
Banca Popolare di Milano Scrl	42,666	526,432
Banco Popolare SpA(b)	114,543	2,277,300
Enel SpA	741,741	8,072,168
Eni SpA	428,493	16,504,567
Fondiaria-Sai SpA	7,394	297,923
Intesa Sanpaolo SpA	690,405	5,162,167
Italcementi SpA	10,179	221,075
Mediaset SpA	124,641	1,138,124

Mediobanca SpA	71,524	1,495,507
Pirelli & C. SpA(b)	524,644	428,830
Seat Pagine Gialle SpA(a)	665,794	128,846
Snam Rete Gas SpA	131,792	835,624
Telecom Italia SpA	1,706,440	3,591,935
Terna SpA	147,561	652,455
UniCredito SpA	1,594,125	12,111,639
Unione di Banche Italiane ScpA	82,925	2,192,219

		56,457,150
JAPAN—21.15%
Acom Co. Ltd.	20,640	635,928
AEON Co. Ltd.	97,400	1,413,796
AEON Credit Service Co. Ltd.	31,200	493,182
AIFUL Corp.	21,450	418,697
Aioi Insurance Co. Ltd.	39,000	244,426
Ajinomoto Co. Inc.	114,000	1,140,982
All Nippon Airways Co. Ltd.(a)	78,000	304,507
Alps Electric Co. Ltd.	35,100	324,770
Amada Co. Ltd.	78,000	644,838
Aoyama Trading Co. Ltd.	11,700	263,645
Asahi Breweries Ltd.	66,300	1,294,154
Astellas Pharma Inc.	85,800	3,489,140
Autobacs Seven Co. Ltd.	15,600	404,516
Bank of Kyoto Ltd. (The)	68,000	862,118
Bank of Yokohama Ltd. (The)	195,000	1,421,778
Benesse Corp.	11,700	514,975
Bridgestone Corp.	109,200	1,984,220
Canon Marketing Japan Inc.	27,300	527,662
Casio Computer Co. Ltd.	39,000	578,414
Chiba Bank Ltd. (The)	117,000	916,879
Chubu Electric Power Co. Inc.	109,200	2,544,273
Chuo Mitsui Trust Holdings Inc.	78,000	551,545
Circle K Sunkus Co. Ltd.	11,700	176,211
Citizen Watch Co. Ltd.	54,600	463,925
Coca-Cola West Japan Co. Ltd.	7,800	175,017
CSK Holdings Corp.	7,800	164,568
Dai Nippon Printing Co. Ltd.	117,000	1,792,336
Daito Trust Construction Co. Ltd.	19,500	903,071
Daiwa House Industry Co. Ltd.	78,000	873,964
Daiwa Securities Group Inc.	195,000	1,923,692
Denso Corp.	70,200	2,424,859
Dentsu Inc.	273	624,314
East Japan Railway Co.	273	2,165,506
EDION Corp.	19,500	196,661
Eisai Co. Ltd.	42,900	1,510,592
Electric Power Development Co. Ltd.	27,320	1,019,500
FamilyMart Co. Ltd.	11,700	406,382
Fuji Electric Holdings Co. Ltd.	39,000	152,627
Fuji Television Network Inc.	117	190,317
Fujikura Ltd.	117,000	511,616
Fukuoka Financial Group Inc.	156,000	768,730
Furukawa Electric Co. Ltd. (The)	78,000	281,370
Glory Ltd.	11,700	261,965
Gunma Bank Ltd.	78,000	620,209
H2O Retailing Corp.	24,000	173,151
Hachijuni Bank Ltd. (The)	78,000	511,989
Hakuhodo DY Holdings Inc.	1,560	93,591
Hino Motors Ltd.	39,000	244,053
Hiroshima Bank Ltd. (The)	78,000	426,907

Hokkaido Electric Power Co. Inc.	31,200	649,316
Honda Motor Co. Ltd.	265,200	8,373,936
Idemitsu Kosan Co. Ltd.	3,900	330,629
ITOCHU Corp.	195,000	2,024,447
Itochu Techno-Solutions Corp.	7,800	244,800
JAFCO Co. Ltd.	3,900	154,492
Japan Prime Realty Investment Corp.	78	244,800
Japan Real Estate Investment Corp.	78	917,998
Japan Retail Fund Investment Corp.	39	229,500
JFE Holdings Inc.	46,800	2,552,483
Joyo Bank Ltd. (The)	117,000	660,511
JS Group Corp.	27,300	470,455
Kajima Corp.	117,000	389,590
Kamigumi Co. Ltd.	39,000	297,416
Kaneka Corp.	78,000	532,140
Kansai Electric Power Co. Inc. (The)	124,800	2,955,507
Kansai Paint Co. Ltd.	39,000	266,070
Kao Corp.	78,000	2,097,216
Kawasaki Kisen Kaisha Ltd.	111,000	1,121,577
Keio Corp.	117,000	667,228
Keisei Electric Railway Co. Ltd.	39,000	213,080
Kinden Corp.	22,000	207,770
Kirin Holdings Co. Ltd.	156,000	2,761,458
Komori Corp.	9,000	176,538
Konami Corp.	3,900	138,819
Kose Corp.	3,900	83,963
Kuraray Co. Ltd.	39,000	461,238
Kyocera Corp.	27,300	2,497,254
Kyowa Hakko Kogyo Co. Ltd.	24,000	216,094
Kyushu Electric Power Co. Inc.	58,500	1,321,022
Lawson Inc.	11,700	502,660
Leopalace21 Corp.	15,600	274,056
Mabuchi Motor Co. Ltd.	3,900	192,183
Makita Corp.	15,600	534,380
Marui Group Co. Ltd.	66,300	654,689
Matsumotokiyoshi Co. Ltd.	3,900	80,791
Matsushita Electric Industrial Co. Ltd.	117,000	2,737,202
Matsushita Electric Works Ltd.	39,000	427,280
Mazda Motor Corp.	39,000	167,927
Mediceo Paltac Holdings Co. Ltd.	15,600	261,816
Meiji Seika Kaisha Ltd.	39,000	198,153
Mitsubishi Chemical Holdings Corp.	165,000	1,089,370
Mitsubishi Corp.	214,500	6,855,133
Mitsubishi Gas Chemical Co. Inc.	39,000	266,070
Mitsubishi Tanabe Pharma Corp.	39,000	463,477
Mitsubishi UFJ Financial Group Inc.	1,415,780	15,497,582
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,850	285,475
Mitsui & Co. Ltd.	234,000	5,463,209
Mitsui Mining & Smelting Co. Ltd.	78,000	262,712
Mitsui Sumitomo Insurance Group Holdings Inc.(b)	58,500	2,317,386
Mizuho Financial Group Inc.	1,636	8,453,162
Namco Bandai Holdings Inc.	39,000	485,867
NEC Corp.	351,000	1,649,038
NEC Electronics Corp.(b)	3,900	78,739
NGK Spark Plug Co. Ltd.	39,000	521,319
Nichirei Corp.	39,000	183,227
Nippon Building Fund Inc.	78	1,015,023
Nippon Express Co. Ltd.	156,000	856,798
Nippon Kayaku Co. Ltd.	39,000	269,802
Nippon Light Metal Co. Ltd.	78,000	117,922

Nippon Meat Packers Inc.	39,000	497,062
Nippon Mining Holdings Inc.	136,500	839,819
Nippon Oil Corp.	234,000	1,596,421
Nippon Sheet Glass Co. Ltd.	78,000	355,258
Nippon Shokubai Co. Ltd.	39,000	281,743
Nippon Telegraph and Telephone Corp.	936	4,012,324
Nippon Yusen Kabushiki Kaisha	78,000	753,803
Nishi-Nippon City Bank Ltd. (The)	78,000	237,336
Nissan Motor Co. Ltd.	386,100	3,406,221
Nisshin Seifun Group Inc.	19,700	209,988
Nisshin Steel Co. Ltd.	78,000	287,341
Nissin Food Products Co. Ltd.(a)	15,600	544,828
Nomura Holdings Inc.	120,900	2,091,543
Nomura Real Estate Office Fund Inc.	39	308,238
NTT DoCoMo Inc.	2,691	3,939,556
Obayashi Corp.	39,000	187,705
Oji Paper Co. Ltd.	195,000	873,218
Okumura Corp.	39,000	191,436
Oracle Corp. Japan	3,900	175,763
Oriental Land Co. Ltd.	3,900	231,365
Osaka Gas Co. Ltd.	351,000	1,242,656
Pioneer Corp.	27,300	268,533
Promise Co. Ltd.	15,600	491,092
Resona Holdings Inc.(a)	702	1,343,412
Ricoh Co. Ltd.	117,000	2,007,282
Rinnai Corp.	7,800	248,531
Rohm Co. Ltd.	19,500	1,352,741
Sankyo Co. Ltd.	7,800	466,463
Santen Pharmaceutical Co. Ltd.	11,700	287,714
Sanwa Holdings Corp.	39,000	161,210
Sapporo Hokuyo Holdings Inc.	78	626,179
Sapporo Holdings Ltd.(a)	24,000	177,284
SBI Holdings Inc.	1,638	429,444
Secom Co. Ltd.	19,500	903,071
Sega Sammy Holdings Inc.	39,000	469,075
Seiko Epson Corp.	15,600	419,443
Seino Holdings Co. Ltd.	39,000	259,726
Sekisui Chemical Co. Ltd.	117,000	847,469
Sekisui House Ltd.	117,000	1,107,195
77 Bank Ltd. (The)	78,000	461,985
Shimachu Co. Ltd.	7,800	213,453
Shimizu Corp.	78,000	366,453
Shinko Securities Co. Ltd.	59,000	200,411
Shinsei Bank Ltd.(b)	117,000	512,736
Shizuoka Bank Ltd. (The)	117,000	1,426,256
Showa Shell Sekiyu K.K.	32,800	343,975
SMC Corp.	3,900	450,789
Sompo Japan Insurance Inc.	156,000	1,727,031
Sumitomo Chemical Co. Ltd.	234,000	1,511,339
Sumitomo Corp.	167,700	2,241,670
Sumitomo Mitsui Financial Group Inc.	546	4,675,821
Sumitomo Osaka Cement Co. Ltd.	78,000	169,419
Sumitomo Rubber Industries Inc.	35,100	305,962
Sumitomo Trust and Banking Co. Ltd. (The)	195,000	1,744,570
Suzuken Co. Ltd.	11,700	439,967
T&D Holdings Inc.	19,500	1,235,193
Taiheiyo Cement Corp.	195,000	442,206
Taisei Corp.	234,000	615,731
Taisho Pharmaceutical Co. Ltd.	39,000	740,369
Takara Holdings Inc.	39,000	260,846

Takeda Pharmaceutical Co. Ltd.	140,400	7,375,332
Takefuji Corp.	26,470	624,328
TDK Corp.	19,500	1,328,485
Teijin Ltd.	117,000	451,163
THK Co. Ltd.	11,700	258,047
Toda Corp.	39,000	188,451
Toho Co. Ltd.	3,900	88,814
Tohoku Electric Power Co. Inc.	70,200	1,585,226
Tokai Rika Co. Ltd.	14,000	340,255
Tokyo Electric Power Co. Inc. (The)	198,900	5,033,877
Tokyo Gas Co. Ltd.	312,000	1,188,173
Tokyo Steel Manufacturing Co. Ltd.	19,500	279,878
Tokyu Corp.	39,000	205,617
TonenGeneral Sekiyu K.K.	39,000	334,733
Toppan Printing Co. Ltd.	78,000	862,769
Tosoh Corp.	39,000	149,268
TOTO Ltd.(a)	39,000	332,495
Toyo Seikan Kaisha Ltd.	23,400	456,760
Toyota Industries Corp.	39,000	1,347,144
Toyota Motor Corp.	448,500	22,615,970
Toyota Tsusho Corp.	15,600	332,121
Ube Industries Ltd.	39,000	135,834
West Japan Railway Co.	296	1,271,687
Yamaha Corp.	27,300	534,193
Yamaha Motor Co. Ltd.	27,300	523,744
Yamato Holdings Co. Ltd.	78,000	1,132,198

		228,643,595
NETHERLANDS—3.33%
Aegon NV	245,232	3,942,103
Akzo Nobel NV	18,602	1,578,110
Corio NV(b)	6,946	648,745
Corporate Express NV	13,260	152,563
ING Groep NV	315,237	12,029,324
Koninklijke DSM NV	22,532	1,214,823
Koninklijke KPN NV	304,707	5,590,784
Koninklijke Philips Electronics NV	119,776	4,503,474
Oce NV	12,297	185,134
Reed Elsevier NV	38,537	730,179
Unilever NV	131,664	4,427,734
Wereldhave NV	3,464	439,861
Wolters Kluwer NV	21,092	566,786

		36,009,620
NEW ZEALAND—0.08%
Fisher & Paykel Appliances Holdings Ltd.	98,101	185,555
Telecom Corp. of New Zealand Ltd.	221,715	655,045

		840,600
NORWAY—1.27%
DnB NOR ASA(b)	139,074	2,076,584
Frontline Ltd.	7,524	417,427
Norsk Hydro ASA	46,385	688,059
Orkla ASA	122,499	1,620,535
StatoilHydro ASA	194,270	7,014,250
Stolt-Nielsen SA	6,435	143,560
Yara International ASA	23,868	1,742,224

		13,702,639

PORTUGAL—0.31%
Banco Espirito Santo SA Registered	45,942	873,704
BRISA - Auto-estradas de Portugal SA	78,334	1,113,478
Portugal Telecom SGPS SA Registered	112,164	1,331,540

		3,318,722
SINGAPORE—1.25%
Ascendas Real Estate Investment Trust	234,000	442,940
CapitaCommercial Trust	195,000	321,721
CapitaMall Trust Management Ltd.	140,000	358,842
ComfortDelGro Corp. Ltd.	364,000	469,176
DBS Group Holdings Ltd.	195,000	2,852,397
Fraser and Neave Ltd.	117,000	411,917
Haw Par Corp. Ltd.	39,000	215,438
Jardine Cycle & Carriage Ltd.	39,000	477,410
Neptune Orient Lines Ltd.(a)	117,000	277,484
Oversea-Chinese Banking Corp.	429,000	2,796,384
Singapore Airlines Ltd.	78,800	928,629
Singapore Land Ltd.	39,000	207,969
Singapore Petroleum Co. Ltd.	39,000	206,820
Singapore Press Holdings Ltd.	156,000	511,306
United Overseas Bank Ltd.(a)	195,000	2,929,955
UOL Group Ltd.	39,000	109,155

		13,517,543
SPAIN—4.71%
Actividades de Construcciones y Servicios SA	3,270	193,460
Banco Bilbao Vizcaya Argentaria SA	564,371	12,977,944
Banco Popular Espanol SA(a)	103,821	1,790,959
Banco Santander SA	1,090,635	23,517,433
Iberdrola SA	423,891	6,210,185
Repsol YPF SA	146,640	5,945,031
Zeltia SA	28,158	232,786

		50,867,798
SWEDEN—1.98%
Axfood AB	5,449	175,911
Billerud AB	14,437	157,163
Boliden AB	57,759	628,774
Castellum AB	20,319	228,823
D. Carnegie & Co. AB	12,285	158,332
Electrolux AB Class B	36,192	555,513
Eniro AB(b)	8,229	53,818
Fabege AB	21,481	201,591
Hoganas AB Class B	2,725	61,375
Holmen AB Class B	18,408	589,660
Nordea Bank AB	340,470	5,634,880
Securitas AB Class B	24,804	319,679
Skandinaviska Enskilda Banken AB Class A	69,654	1,690,843
Skanska AB Class B	73,905	1,223,766
SKF AB Class B	47,463	871,048
Svenska Cellulosa AB Class B	104,327	1,757,973
Svenska Handelsbanken AB Class A	87,828	2,439,728
Swedbank AB Class A	5,616	142,418
TeliaSonera AB	321,633	2,870,837
Trelleborg AB Class B	10,491	200,409
Volvo AB Class B	87,672	1,338,370
Wihlborgs Fastigheter AB	3,815	84,016

		21,384,927

SWITZERLAND—3.52%
Ciba Holding AG Registered	17,706	587,848
Credit Suisse Group Registered	174,681	9,677,014
PSP Swiss Property AG Registered(b)	12,102	748,859
Rieter Holding AG Registered	922	342,580
Swiss Life Holding Registered(b)	5,733	1,709,084
Swiss Reinsurance Co. Registered	59,007	4,894,825
Swisscom AG Registered	3,464	1,230,551
UBS AG Registered(b)	338,403	11,371,614
Zurich Financial Services AG Registered	24,609	7,495,757

		38,058,132
UNITED KINGDOM—21.57%
Arriva PLC	22,482	314,136
Aviva PLC	438,048	5,461,391
Barclays PLC(d)	1,104,090	9,982,310
Barratt Developments PLC	64,506	352,930
BBA Aviation PLC	63,235	196,940
Berkeley Group Holdings PLC (The)(b)	7,812	145,437
BP PLC	3,216,915	38,928,405
British Energy Group PLC	176,007	2,649,289
British Land Co. PLC	10,787	179,673
BT Group PLC	1,278,677	5,641,108
Cadbury Schweppes PLC	188,351	2,174,815
Compass Group PLC	189,120	1,277,255
Cookson Group PLC	21,131	297,142
Davis Service Group PLC (The)	17,122	161,331
De La Rue PLC	10,532	178,659
DSG International PLC	232,830	302,041
Electrocomponents PLC	61,464	227,031
FKI PLC	128,544	222,128
Friends Provident PLC	354,939	835,134
GKN PLC	124,137	700,700
HBOS PLC	610,311	5,687,176
Home Retail Group PLC	117,702	615,423
HSBC Holdings PLC	1,966,263	34,250,212
IMI PLC	30,041	269,525
Investec PLC	21,326	152,054
ITV PLC	705,783	922,573
Kesa Electricals PLC	126,204	520,528
Kingfisher PLC	329,854	867,572
Land Securities Group PLC	77,555	2,365,464
Legal & General Group PLC	1,135,691	2,854,353
Lloyds TSB Group PLC	946,530	8,107,861
LogicaCMG PLC	217,644	494,635
National Express Group PLC	18,242	334,556
National Grid PLC	140,127	1,944,087
Old Mutual PLC	928,395	2,357,255
Pearson PLC	139,776	1,818,795
Persimmon PLC	59,046	677,688
Premier Farnell PLC	38,059	134,361
Rentokil Initial PLC	205,296	390,335
Resolution PLC	121,215	1,726,120
Rexam PLC	84,552	749,800
Royal & Sun Alliance Insurance Group PLC	380,488	1,012,805
Royal Bank of Scotland Group PLC	1,602,198	10,947,655
Royal Dutch Shell PLC Class A	593,268	23,828,938
Royal Dutch Shell PLC Class B	448,968	17,917,452
SEGRO PLC	36,170	330,423
Severn Trent PLC	38,370	1,110,268
Signet Group PLC	448,344	610,478

Stagecoach Group PLC	33,337	169,521
Stagecoach Group PLC Class C Deferred(c)	58,854	12
Standard Life PLC	325,611	1,615,447
Tate & Lyle PLC	101,049	1,059,702
Taylor Wimpey PLC	164,385	419,175
3i Group PLC	51,285	873,015
Tomkins PLC	151,281	546,806
Trinity Mirror PLC	47,970	258,657
Tullett Prebon PLC	41,366	356,794
Tullow Oil PLC	25,584	382,055
Unilever PLC	95,694	3,225,745
United Utilities PLC	140,166	1,991,821
Vodafone Group PLC	8,813,259	27,980,525
Wolseley PLC	99,372	998,817

		233,104,339

TOTAL COMMON STOCKS
(Cost: $1,083,265,064)		1,062,891,733

Security	Shares	Value

PREFERRED STOCKS—0.62%

GERMANY—0.31%
RWE AG	3,699	344,099
Volkswagen AG	18,291	3,018,304

		3,362,403
ITALY—0.31%
Intesa Sanpaolo SpA RNC	114,367	810,609
Telecom Italia SpA RNC	1,229,124	2,015,045
Unipol Gruppo Finanziario SpA	168,963	493,761

		3,319,415

TOTAL PREFERRED STOCKS
(Cost: $6,091,965)		6,681,818

Security	Shares	Value

RIGHTS—0.05%

ITALY—0.00%
Banca Monte dei Paschi di Siena SpA(b)	5,138	3,583

		3,583
SWITZERLAND—0.05%
UBS AG Registered(b)	338,403	568,581

		568,581

TOTAL RIGHTS
(Cost: $5,342)		572,164

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.41%

MONEY MARKET FUNDS—1.41%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.85%(d)(e)	17,924	17,924
BGI Cash Premier Fund LLC
2.90%(d)(e)(f)	15,277,612	15,277,612

		15,295,536

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,295,536)		15,295,536

TOTAL INVESTMENTS IN SECURITIES—100.42%
(Cost: $1,104,657,907)		1,085,441,251
Other Assets, Less Liabilities—(0.42)%		(4,571,855)

NET ASSETS—100.00%		$1,080,869,396

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2008

Security	Shares	Value

COMMON STOCKS—99.34%

AUSTRALIA—8.36%
ABB Grain Ltd.	11,355	$106,897
Adelaide Brighton Ltd.	23,635	77,285
APN News & Media Ltd.	27,545	107,722
Aquarius Platinum Ltd.	8,185	130,661
Arrow Energy Ltd.(a)	21,365	47,112
Austar United Communications Ltd.(a)	37,305	46,404
Australian Pipeline Trust	30,590	94,263
Australian Wealth Management Ltd.	30,145	51,417
Australian Worldwide Exploration Ltd.(a)	24,845	85,456
AWB Ltd.	23,670	73,385
Babcock & Brown Infrastructure Ltd.	62,850	68,111
Babcock & Brown Wind Partners Ltd.	51,195	76,225
Beach Petroleum Ltd.	54,400	62,029
Centennial Coal Co. Ltd.	16,755	71,209
Crane Group Ltd.	5,495	77,414
David Jones Ltd.	19,495	64,115
Diversified Utility & Energy Trusts Group	37,890	119,971
Downer EDI Ltd.	17,505	119,595
Dyno Nobel Ltd.	31,285	86,381
Energy World Corp. Ltd.(a)	29,435	38,833
Felix Resources Ltd.	4,380	60,261
FKP Property Group	10,365	34,675
Flight Centre Ltd.	2,810	57,647
Gunns Ltd.	18,380	51,268
Healthscope Ltd.	13,645	69,821
Independence Group NL	6,300	49,335
JB Hi-Fi Ltd.	5,460	46,822
Just Group Ltd.	12,735	48,003
Kagara Ltd.	11,715	52,769
Kingsgate Consolidated Ltd.(a)	15,405	67,504
Macarthur Coal Ltd.	7,055	113,752
Macmahon Holdings Ltd.	33,455	51,230
Macquarie Communications Infrastructure Group	19,950	84,411
Metcash Ltd.	25,235	100,352
Minara Resources Ltd.	9,245	50,617
Mincor Resources NL	11,665	38,694
Mount Gibson Iron Ltd.(a)	18,485	51,039
Murchison Metals Ltd.(a)	11,560	49,239
Nexus Energy Ltd.(a)(b)	23,160	32,301
Nufarm Ltd.	5,810	97,456
Octaviar Ltd.(c)	7,952	7,419
Pacific Brands Ltd.	25,445	47,357
Pan Australian Resources Ltd.(a)	54,515	60,619
PaperlinX Ltd.	26,635	63,502
Primary Health Care Ltd.	8,035	47,475
Publishing and Broadcasting Ltd.	23,230	79,245
Queensland Gas Co. Ltd.(a)	15,020	68,364

Riversdale Mining Ltd.(a)	8,895	67,058
Roc Oil Co. Ltd.(a)	30,465	60,575
Sally Malay Mining Ltd.	8,625	43,484
Seven Network Ltd.	6,220	54,335
Sigma Pharmaceuticals Ltd.	47,605	53,160
Silex Systems Ltd.(a)	4,810	26,244
Sino Gold Mining Ltd.(a)	9,355	44,167
Straits Resources Ltd.	9,705	62,372
Timbercorp Ltd.	52,770	53,706
Transfield Services Ltd.	5,950	71,769
Transpacific Industries Group Ltd.	7,260	59,315
United Group Ltd.	5,305	71,288
West Australian Newspapers Holdings Ltd.(b)	8,060	72,991

		3,926,126
AUSTRIA—1.50%
bwin Interactive Entertainment AG(a)	1,015	32,885
conwert Immobilien Invest SE(a)	12,790	235,767
Intercell AG(a)	2,030	85,966
RHI AG(a)	2,860	123,563
Sparkassen Immobilien AG(a)	17,500	187,451
Zumtobel AG	1,310	40,057

		705,689
BELGIUM—1.54%
Ackermans & van Haaren NV	1,185	121,009
AGFA-Gevaert NV(a)	6,705	49,272
Barco NV	1,590	107,559
Cofinimmo SA	1,110	237,898
Compagnie Maritime Belge SA	595	41,491
Omega Pharma SA	1,010	44,045
Option NV(a)(b)	3,580	34,445
RHJ International SA(a)	6,830	89,854

		725,573
DENMARK—1.36%
Bang & Olufsen A/S Class B(b)	830	47,791
East Asiatic Co. Ltd. A/S	1,130	100,427
Genmab A/S(a)	1,385	74,980
GN Store Nord A/S(a)	9,370	51,216
Neurosearch A/S(a)	725	41,745
NKT Holding A/S	955	77,303
Ringkjobing Landbobank A/S	550	81,467
Roskilde Bank A/S	1,200	54,701
Simcorp A/S	250	49,861
Spar Nord Bank A/S(a)	3,000	58,206

		637,697
FINLAND—1.66%
Alma Media Corp.	6,510	92,030
Amer Sports OYJ Class A	4,855	84,658
Citycon OYJ	12,405	72,039
Huhtamaki OYJ	6,640	71,951
Konecranes OYJ	2,325	101,499
Outotec OYJ	1,555	97,299
Sponda OYJ	7,620	94,790
TietoEnator OYJ	3,530	92,275
Uponor OYJ	3,290	71,096

		777,637
FRANCE—4.80%
Altran Technologies SA(a)	6,075	53,344
Arkema(a)	1,905	110,094

Beneteau SA	2,745	75,644
BOURBON SA	1,755	118,366
Carbone Lorraine SA	1,165	64,408
Club Mediterranee SA(a)	1,420	74,283
Derichebourg	6,185	52,769
Etablissements Maurel et Prom	3,745	86,584
Eurofins Scientific SA	500	50,599
Fonciere des Regions	630	95,829
Groupe Steria SCA	2,395	82,667
Haulotte Group	1,635	32,761
Havas	16,115	68,996
IMS International Metal Service	1,705	68,566
Ingenico SA	2,380	80,222
Nexans SA	920	122,208
Nexity	1,600	71,617
NicOx SA(a)	2,400	55,787
Orpea SA(a)	1,355	73,815
Remy Cointreau Group	1,645	102,060
Rhodia SA(a)	3,700	77,076
SEB SA	525	96,041
Sechilienne-Sidec	1,170	92,718
Societe de la Tour Eiffel	520	74,377
Societe Immobiliere de Location pour l’Industrie et le Commerce	725	103,732
Soitec SA(a)	5,795	48,810
SR Teleperformance SA	2,930	120,886
Ubisoft Entertainment(a)	990	99,570

		2,253,829
GERMANY—6.81%
Aareal Bank AG	1,745	65,312
AIXTRON AG(a)	4,145	64,598
ALTANA AG	3,370	70,097
ARQUES Industries AG	1,335	17,937
Conergy AG	1,445	30,821
D+S europe AG(a)	2,185	44,564
Demag Cranes AG	1,390	76,955
Deutsche Wohnen AG Bearer	1,995	49,075
DEUTZ AG(a)	5,530	60,612
Douglas Holding AG	2,015	106,977
ElringKlinger AG	610	72,178
Epcos AG	4,010	61,433
Freenet AG	3,550	60,465
Gerresheimer AG(a)	1,015	56,589
Gildemeister AG	2,565	75,556
Kloeckner & Co. AG	2,235	122,345
Kontron AG	3,455	56,158
KUKA AG(a)	1,830	67,353
LANXESS AG	3,065	119,345
LEONI AG	2,070	110,606
MLP AG	3,685	61,675
MPC Muenchmeyer Petersen Capital AG	670	45,897
MTU Aero Engines Holding AG(a)	2,280	104,646
Norddeutsche Affinerie AG	2,335	98,591
Nordex AG(a)	1,130	48,609
Pfleiderer AG Registered	2,565	54,551
Praktiker Bau- und Heimwerkermaerkte AG	2,675	58,014
Premiere AG(a)	3,770	79,238
QIAGEN NV(a)	5,935	133,151
RHON KLINIKUM AG	3,230	97,659
SGL Carbon AG(a)	2,215	151,080
Singulus Technologies AG(a)	4,875	71,345
Software AG	865	57,478

Solar Millennium AG(a)	1,010	48,747
SOLON AG fur Solartechnik(a)	255	19,763
Stada Arzneimittel AG	2,005	136,132
Symrise AG	3,930	97,470
Tognum AG(a)	2,630	75,751
United Internet AG Registered	5,275	113,088
Vossloh AG	695	100,565
Wincor Nixdorf AG	1,275	97,545
Wirecard AG(a)	2,695	56,644

		3,196,615
HONG KONG—2.25%
Cafe de Coral Holdings Ltd.	100,000	202,448
China Grand Forestry Resources Group Ltd.(a)	190,000	22,426
China Water Affairs Group Ltd.(a)(b)	50,000	16,614
First Pacific Co. Ltd.	150,000	110,076
Fushan International Energy Group Ltd.(a)	60,000	37,641
Giordano International Ltd.	360,000	157,032
Huabao International Holdings Ltd.	50,000	44,646
Midland Holdings Ltd.	50,000	51,959
Polytec Asset Holdings Ltd.	100,000	22,195
Ports Design Ltd.	30,000	96,605
Prime Success International Group Ltd.	50,000	29,123
Rexcapital Financial Holdings Ltd.(a)	250,000	29,187
Solomon Systech International Ltd.	660,000	38,103
Techtronic Industries Co. Ltd.	90,000	87,176
United Laboratories Ltd. (The)(a)	100,000	57,732
VTech Holdings Ltd.	10,000	54,846

		1,057,809
IRELAND—1.74%
C&C Group PLC	13,000	89,055
DCC PLC	4,475	102,904
FBD Holdings PLC	2,235	88,766
Grafton Group PLC(a)	7,495	60,095
Greencore Group PLC	13,545	79,924
IAWS Group PLC	3,440	86,763
Independent News & Media PLC	25,500	75,829
Paddy Power PLC	2,595	90,500
United Drug PLC	24,020	142,856

		816,692
ITALY—4.58%
ACEA SpA	4,915	95,116
Alitalia SpA(a)	31,450	26,833
Arnoldo Mondadori Editore SpA	18,285	159,420
Autostrada Torino-Milano SpA	4,495	79,920
Azimut Holding SpA	8,115	88,945
Banca Italease SpA(a)	2,870	30,898
Banca Piccolo Credito Valtellinese Scrl	11,845	140,616
Banca Popolare dell’Etruria e del Lazio Scrl	8,365	117,081
Benetton Group SpA(a)	3,920	51,418
Beni Stabili SpA(a)	70,490	79,072
Buzzi Unicem SpA	3,600	92,088
CIR SpA - Compagnie Industriali Riunite	30,630	79,877
Danieli	2,670	63,310
Davide Campari-Milano SpA(a)	12,480	112,889
ERG SpA	3,815	84,045
Gemina SpA	54,015	76,906
Gruppo Editoriale L’Espresso SpA	24,245	85,308
Hera SpA	26,325	99,595
Impregilo SpA(a)	11,945	72,575
Pirelli & C. Real Estate SpA	2,440	73,773

Recordati SpA	10,040	73,506
Safilo Group SpA	24,650	68,542
Saras SpA	13,955	79,954
Societa Cattolica di Assicurazioni Scrl	2,445	131,405
Tiscali SpA(a)	22,980	90,159

		2,153,251
JAPAN—24.79%
Access Co. Ltd.(a)	10	28,131
Asset Managers Co. Ltd.	40	23,921
Awa Bank Ltd. (The)	20,000	128,026
Bank of Iwate Ltd. (The)	1,500	96,020
Bank of Nagoya Ltd. (The)	10,000	68,319
Calsonic Kansei Corp.	15,000	64,013
Capcom Co. Ltd.	2,000	59,707
Chugoku Bank Ltd. (The)	5,000	74,825
COMSYS Holdings Corp.	10,000	89,752
Culture Convenience Club Co. Ltd.	6,500	26,682
DA Office Investment Corp.	10	39,135
Daifuku Co. Ltd.	5,000	62,147
Daiichi Chuo Kisen Kaisha	5,000	33,537
Dainippon Screen Manufacturing Co. Ltd.	10,000	43,249
Daishi Bank Ltd. (The)	25,000	106,449
Dena Co. Ltd.	10	70,902
DISCO Corp.	1,500	73,342
Don Quijote Co. Ltd.	3,500	63,262
eAccess Ltd.	100	63,439
EDION Corp.	5,500	55,468
Exedy Corp.	2,500	68,534
Foster Electric Co. Ltd.	2,000	38,274
Fuji Machine Manufacturing Co. Ltd.	2,500	49,517
Funai Electric Co. Ltd.	1,500	55,688
Futaba Industrial Co. Ltd.	5,000	113,865
Global One Real Estate Investment Corp.	10	108,124
Glory Ltd.	3,000	67,171
Godo Steel Ltd.	17,000	60,999
H2O Retailing Corp.	10,000	72,146
Hamamatsu Photonics K.K.	3,000	90,996
Hanwa Co. Ltd.	15,000	77,074
Heiwa Real Estate Co. Ltd.	15,000	75,352
Higo Bank Ltd. (The)	15,000	93,723
Hisamitsu Pharmaceutical Co. Inc.	3,000	111,664
Hitachi Zosen Corp.(a)	35,000	36,504
Hokkoku Bank Ltd. (The)	20,000	85,351
Hosiden Corp.	4,000	80,758
Hyakugo Bank Ltd. (The)	15,000	97,742
Hyakujushi Bank Ltd. (The)	20,000	118,458
Iino Kaiun Kaisha Ltd.	6,000	67,228
Ishihara Sangyo Kaisha Ltd.(a)	20,000	41,336
IT Holdings Corp.(a)	2,400	49,373
Iyo Bank Ltd. (The)	10,000	113,386
Izumi Co. Ltd.	4,500	73,586
Jaccs Co. Ltd.(a)	15,000	53,105
Japan Airport Terminal Co. Ltd.	3,000	59,707
Japan Asia Investment Co. Ltd.	10,000	49,182
Japan Aviation Electronics Industry Ltd.	5,000	43,010
Japan Excellent Inc.	10	60,664
Joint Corp.	3,000	22,448
Juki Corp.	10,000	37,317
Juroku Bank Ltd. (The)	15,000	87,695
K.K. DaVinci Advisors(a)	45	42,369
Kagoshima Bank Ltd. (The)	15,000	119,701
Kanematsu Corp.(a)	35,000	53,918

Kayaba Industry Co. Ltd.	10,000	46,598
Keihan Electric Railway Co. Ltd.	30,000	131,471
Keihin Corp.	4,000	62,004
Keiyo Bank Ltd. (The)	15,000	105,349
Kenedix Inc.	30	45,929
Kenedix Realty Investment Corp.	15	88,269
Kenwood Corp.	40,000	47,077
Kitz Corp.	10,000	59,324
Kiyo Holdings Inc.	50,000	79,418
Koito Manufacturing Co. Ltd.	5,000	65,544
Komeri Co. Ltd.	3,000	78,940
K’s Holdings Corp.	2,500	51,789
Matsuya Co. Ltd.	2,500	57,411
Meiji Seika Kaisha Ltd.	25,000	127,021
Meitec Corp.	3,500	99,632
MID REIT Inc.	15	54,253
Miraca Holdings Inc.	3,000	70,615
Misumi Group Inc.	6,000	115,970
Mitsubishi Steel Manufacturing Co. Ltd.	15,000	54,253
Mitsubishi UFJ NICOS Co. Ltd.(a)	15,000	57,124
Monex Beans Holdings Inc.	50	28,753
Mori Seiki Co. Ltd.	3,500	64,133
MORI TRUST Sogo REIT Inc.	10	85,638
Musashino Bank Ltd. (The)	2,000	86,499
Nabtesco Corp.	5,000	73,438
Nagase & Co. Ltd.	10,000	104,583
Nagoya Railroad Co. Ltd.	45,000	143,383
Net One Systems Co. Ltd.	50	62,673
Nifco Inc.	5,000	107,167
Nihon Dempa Kogyo Co. Ltd.	1,500	43,919
Nihon Kohden Corp.	3,000	59,420
Nihon Parkerizing Co. Ltd.	5,000	79,227
Nihon Unisys Ltd.	5,000	68,032
Nippon Commercial Investment Corp.	20	79,801
Nippon Denko Co. Ltd.	5,000	59,994
Nippon Kayaku Co. Ltd.	20,000	138,360
Nippon Konpo Unyu Soko Co. Ltd.	10,000	135,681
Nippon Light Metal Co. Ltd.	40,000	60,473
Nippon Paint Co. Ltd.	30,000	111,090
Nippon Residential Investment Corp.	25	80,375
Nippon Seiki Co. Ltd.	5,000	73,199
Nippon Suisan Kaisha Ltd.	18,500	81,605
Nippon Yakin Kogyo Co. Ltd.	5,000	39,661
Nishimatsuya Chain Co. Ltd.	5,000	62,386
Nishi-Nippon Railroad Co. Ltd.	35,000	122,907
Nissha Printing Co. Ltd.	1,500	61,717
Ogaki Kyoritsu Bank Ltd. (The)	15,000	76,930
Okasan Holdings Inc.	15,000	80,519
Oki Electric Industry Co. Ltd.(a)(b)	45,000	97,311
ORIX JREIT Inc.	15	88,843
Osaka Securities Exchange Co. Ltd.	15	80,949
OSG Corp.	5,500	76,993
Pacific Metals Co. Ltd.	5,000	48,608
Park 24 Co. Ltd.	7,500	68,032
Point Inc.	1,000	43,824
Press Kogyo Co. Ltd.	10,000	43,824
Rengo Co. Ltd.	10,000	53,296
Resorttrust Inc.	5,500	74,940
Rinnai Corp.	2,500	79,657
Risa Partners Inc.	30	61,430
Round One Corp.	20	24,113
Ryohin Keikaku Co. Ltd.	1,500	98,890
Sagami Railway Co. Ltd.	65,000	248,158

San-in Godo Bank Ltd. (The)	10,000	88,030
Sanken Electric Co. Ltd.	10,000	55,593
Sankyu Inc.	15,000	78,079
Sanwa Holdings Corp.	20,000	82,672
Sanyo Special Steel Co. Ltd.	10,000	45,833
Seino Holdings Co. Ltd.	15,000	99,895
Shiga Bank Ltd.	15,000	99,608
Shima Seiki Manufacturing Ltd.	1,500	58,703
Shimachu Co. Ltd.	3,500	95,780
Shimadzu Corp.	10,000	97,694
Shinko Plantech Co. Ltd.	3,000	46,933
Sumitomo Bakelite Co. Ltd.	15,000	83,102
Sumitomo Forestry Co. Ltd.	10,000	70,520
Sumitomo Warehouse Co. Ltd. (The)	15,000	74,634
Sysmex Corp.	2,000	80,949
Tadano Ltd.	5,000	51,478
Takara Holdings Inc.	15,000	100,325
Tamron Co. Ltd.	1,500	37,317
TOC Co. Ltd.	7,500	45,139
Toda Corp.	15,000	72,481
Toho Gas Co. Ltd.	20,000	96,641
Toho Pharmaceutical Co. Ltd.	2,000	41,144
Toho Zinc Co. Ltd.	10,000	55,593
Tokai Carbon Co. Ltd.	10,000	103,818
Tokai Tokyo Securities Co. Ltd.	15,000	60,568
Tokyo Dome Corp.	15,000	61,573
Tokyo Seimitsu Co. Ltd.(b)	3,000	59,707
Tokyo Tekko Co. Ltd.	17,000	71,572
Tokyo Tomin Bank Ltd. (The)	2,000	42,197
Tokyu Construction Co. Ltd.	13,000	47,890
TOKYU REIT Inc.	10	83,533
Topcon Corp.	5,500	47,153
Toyo Engineering Corp.	10,000	41,623
Tsumura & Co.	3,500	84,226
ULVAC Inc.	1,500	60,999
Wacom Co. Ltd.	15	29,997
Works Applications Co. Ltd.	15	16,936
Xebio Co. Ltd.	2,000	59,899
Yamaguchi Financial Group Inc.	10,000	126,208
Yamatake Corp.	3,000	86,690
Yodogawa Steel Works Ltd.	15,000	78,079
Yoshinoya Holdings Co. Ltd.	60	88,987
Zensho Co. Ltd.	5,000	29,184

		11,643,695
NETHERLANDS—3.46%
Aalberts Industries NV	4,195	90,784
BinckBank NV	3,590	53,378
Corporate Express NV	6,945	79,906
Crucell NV(a)	3,200	59,984
CSM NV	3,015	108,714
Gemalto NV(a)	3,030	97,745
Koninklijke BAM Groep NV	3,460	83,119
Koninklijke Boskalis Westminster NV	2,135	128,572
Koninklijke Wessanen NV	6,500	85,513
Nutreco Holding NV	1,160	84,539
Oce NV	5,015	75,502
OPG Groep NV	3,345	89,835
SNS REAAL NV	4,780	100,839
Tele Atlas NV(a)	1,364	60,311
Telegraaf Media Groep NV	1,936	68,090
USG People NV(a)	2,150	49,808
VastNed Retail NV	1,128	114,187

Wavin NV	5,240	64,694
Wereldhave NV	1,020	129,520

		1,625,040
NEW ZEALAND—0.11%
Fisher & Paykel Appliances Holdings Ltd.	26,250	49,651

		49,651
NORWAY—2.92%
Aker Yards ASA(a)	5,300	69,802
Bergesen Worldwide Gas ASA	5,500	47,358
DNO International ASA(a)	31,570	59,927
Ekornes ASA	7,445	134,403
Fred Olsen Energy ASA	1,310	82,933
Frontline Ltd.	1,524	84,551
Golar LNG Ltd.	3,000	61,057
Marine Harvest ASA(a)	80,920	53,366
Norwegian Property ASA	5,660	49,179
Ocean Rig ASA(a)(b)	7,875	68,579
Schibsted ASA	1,955	58,918
Sevan Marine ASA(a)	6,000	84,540
Songa Offshore ASA(a)	4,500	65,827
SpareBank 1 SMN	7,000	70,890
Stolt-Nielsen SA	1,885	42,053
Subsea 7 Inc.(a)	3,000	78,816
Tandberg ASA	3,600	61,151
TGS-NOPEC Geophysical Co. ASA(a)	4,825	77,804
Tomra Systems ASA	8,130	58,310
Veidekke ASA	7,000	63,014

		1,372,478
PORTUGAL—1.03%
Altri SGPS SA(a)	5,510	41,005
Mota-Engil SGPS SA	16,490	147,108
Portucel Empresa Produtore de Pasta e Papel SA	30,825	116,619
Redes Energeticas Nacionais SA(a)	13,240	70,601
Semapa - Sociedade de Investimento e Gestao SGPS SA	7,855	110,065

		485,398
SINGAPORE—1.79%
Banyan Tree Holdings Ltd.	45,000	47,065
CDL Hospitality Trusts	45,000	63,637
Chartered Semiconductor Manufacturing Ltd.(a)(b)	65,000	37,582
Ezra Holdings Ltd.(b)	20,000	35,354
Raffles Education Corp. Ltd.	60,000	51,263
Singapore Petroleum Co. Ltd.	10,000	53,031
Singapore Post Ltd.	175,000	149,518
SMRT Corp. Ltd.	90,000	119,319
Suntec REIT	120,000	133,461
United Industrial Corp. Ltd.	50,000	100,538
Wing Tai Holdings Ltd.	35,000	51,816

		842,584
SPAIN—3.88%
Abengoa SA	2,120	65,881
Avanzit SA(a)	7,290	27,580
Banco Pastor SA	7,040	111,140
Bolsas y Mercados Espanoles	2,235	112,567
Cie Automotive SA	6,975	66,134
Compania de Distribucion Integral Logista SA	1,060	86,394
Construcciones y Auxiliar de Ferrocarriles SA	190	83,286

Ebro Puleva SA	5,910	122,469
FAES FARMA SA	7,095	86,713
FAES FARMA SA New(b)(c)	886	10,828
General de Alquiler de Maquinaria SA(a)(b)	2,060	55,324
Grifols SA	4,070	113,742
La Seda de Barcelona SA Class B	31,810	62,402
NH Hoteles SA(a)(b)	5,460	89,767
Obrascon Huarte Lain SA	2,135	86,424
Papeles y Cartones de Europa SA	8,780	92,406
Realia Business SA(b)	11,060	72,493
Tubacex SA	9,835	103,357
Tubos Reunidos SA	9,670	67,749
Vidrala SA	2,065	72,659
Viscofan SA	6,725	162,078
Zeltia SA	8,640	71,428

		1,822,821
SWEDEN—3.41%
Castellum AB	7,360	82,885
D. Carnegie & Co. AB	3,560	45,882
Elekta AB Class B	4,690	81,572
Eniro AB(a)	12,155	79,494
Fabege AB	7,205	67,616
Hexagon AB Class B	5,500	100,019
Intrum Justitia AB	4,000	64,733
JM AB	4,000	66,235
Kinnevik Investment AB	6,950	148,999
Kungsleden AB	6,270	62,764
Lindab International AB(a)	3,000	74,576
Meda AB Class A	6,500	77,538
Nibe Industrier AB Class B	5,425	45,074
Nobia AB	8,840	58,109
Oriflame Cosmetics SA SDR	1,475	112,953
PA Resources AB(a)	5,000	52,554
Ratos AB Class B	3,485	121,809
RNB RETAIL AND BRANDS AB(b)	10,000	43,711
Trelleborg AB Class B	4,260	81,378
Vostok Gas Ltd. SDR(a)	1,125	89,154
West Siberian Resources Ltd. GDR(a)	70,000	45,897

		1,602,952
SWITZERLAND—4.85%
Baloise Holding Registered	1,950	212,870
Bank Sarasin & Compagnie AG Class B Registered	20	91,095
Barry Callebaut AG Registered(a)	95	70,414
Basilea Pharmaceutica AG Registered(a)	365	52,916
Bucher Industries AG Registered	295	81,854
Burckhardt Compression Holding AG	200	64,135
Charles Voegele Holding AG Bearer(a)	550	45,043
Clariant AG Registered(a)	9,405	103,120
Flughafen Zurich AG Registered	170	74,264
Forbo Holding AG Registered(a)(b)	115	58,132
Galenica AG Registered	210	66,334
Georg Fischer AG Registered(a)	160	87,255
Kaba Holding AG Registered	240	74,946
Kuoni Reisen Holding AG Class B Registered	175	101,147
Panalpina Welttransport Holding AG Registered	590	74,773
Partners Group Holding Registered	940	128,336
Petroplus Holdings AG(a)	2,040	127,016
PSP Swiss Property AG Registered(a)	2,780	172,023
Rieter Holding AG Registered	255	94,748
Schulthess Group AG Registered(b)	755	53,279

Sika AG Bearer	74	127,886
Tecan AG Registered	1,030	67,543
Temenos Group AG Registered(a)	2,240	62,799
Valora Holding AG Registered	246	61,408
Verwaltungs- und Privat-Bank AG Bearer	410	103,135
Von Roll Holding AG Bearer	2,590	23,126

		2,279,597
UNITED KINGDOM—18.50%
Aberdeen Asset Management PLC	22,315	62,648
Admiral Group PLC	4,945	85,304
Aegis Group PLC	34,585	86,307
Aga Foodservice Group PLC	11,920	67,283
Aggreko PLC	8,750	102,333
Amlin PLC	14,615	79,818
Aricom PLC(a)	30,365	47,811
Arriva PLC	6,960	97,251
Ashtead Group PLC	28,685	34,371
Autonomy Corp. PLC(a)	6,055	102,713
AVEVA Group PLC	3,480	84,155
Babcock International Group PLC	8,220	96,297
BBA Aviation PLC	21,600	67,271
Bellway PLC	4,940	68,732
Bodycote International PLC	15,005	71,844
Bovis Homes Group PLC	6,500	59,894
Bradford & Bingley PLC	21,495	69,499
BSS Group PLC (The)	8,550	66,041
Cairn Energy PLC(a)	3,960	245,799
Carillion PLC	21,561	155,011
Cattles PLC	17,920	85,091
Central African Mining & Exploration Co. PLC(a)	39,690	36,749
Charter PLC	5,285	94,100
Chemring Group PLC	1,865	91,013
Chloride Group PLC	19,095	80,081
Climate Exchange PLC(a)	2,245	80,479
Close Brothers Group PLC	6,290	86,954
COLT Telecom Group SA(a)	12,365	41,632
Cookson Group PLC	7,570	106,449
CSR PLC(a)	5,080	39,742
D.S. Smith PLC	17,380	44,921
Dairy Crest Group PLC	6,960	55,759
Dana Petroleum PLC(a)	3,450	118,141
Davis Service Group PLC (The)	8,635	81,363
De La Rue PLC	5,535	93,893
Debenhams PLC	53,510	68,092
Dimension Data Holdings PLC	59,785	56,243
Drax Group PLC	10,695	127,516
easyJet PLC(a)	5,300	32,409
Electrocomponents PLC	19,090	70,513
Enodis PLC	17,245	83,081
Expro International Group PLC	3,895	117,102
Filtrona PLC	21,515	64,556
Findel PLC	10,015	56,431
FKI PLC	52,680	91,033
Forth Ports PLC	2,790	120,295
Galiform PLC(a)	31,040	41,958
GAME Group PLC (The)	17,390	94,457
Go-Ahead Group PLC (The)	1,855	60,620
Greene King PLC	7,000	71,537
Halfords Group PLC	17,880	99,420
Halma PLC	24,160	102,519
Helphire Group PLC	9,580	34,390
Henderson Group PLC	28,915	70,153

Hiscox Ltd.	16,130	81,703
HMV Group PLC	31,675	84,691
Homeserve PLC	2,300	89,192
Hunting PLC	5,160	90,955
IG Group Holdings PLC	10,640	76,443
Imperial Energy Corp. PLC(a)	1,585	34,280
Informa PLC	14,235	97,407
Inmarsat PLC	14,380	131,721
Intermediate Capital Group PLC	3,115	96,736
Interserve PLC	7,430	71,186
Intertek Group PLC	5,425	104,544
J D Wetherspoon	10,725	57,936
John Wood Group PLC	11,070	94,167
Johnston Press PLC	19,615	48,269
Laird Group PLC (The)	7,200	71,229
Luminar Group Holdings PLC	9,385	59,712
Marston’s PLC	16,095	63,515
Michael Page International PLC	12,440	71,142
Misys PLC	19,510	60,569
Morgan Crucible Co. PLC (The)	13,620	60,154
Northgate PLC	5,605	65,940
Northumbrian Water Group PLC	17,315	111,796
Paragon Group of Companies PLC	25,680	51,242
Pendragon PLC	68,132	52,964
Pennon Group PLC	10,215	128,469
Peter Hambro Mining PLC(a)	2,175	54,363
Petrofac Ltd.	7,550	88,224
Premier Farnell PLC	21,380	75,478
Premier Foods PLC	25,540	65,252
Premier Oil PLC(a)	3,670	112,155
Provident Financial PLC	5,790	102,404
QinetiQ Group PLC	19,805	76,096
Quintain Estates and Development PLC	6,880	55,425
Rank Group PLC	40,780	71,882
Redrow PLC	12,685	64,818
Regus Group PLC	25,030	45,731
Restaurant Group PLC (The)	18,885	53,112
Shaftesbury PLC	7,415	79,010
Sibir Energy PLC	5,130	63,501
SIG PLC	5,210	77,596
SOCO International PLC(a)	1,615	58,918
Spectris PLC	5,465	82,639
Spirent Communications PLC(a)	31,650	44,349
SSL International PLC	7,620	69,347
Tanfield Group PLC(a)	12,975	23,128
Taylor Nelson Sofres PLC	19,650	78,906
Trinity Mirror PLC	14,595	78,697
Tullett Prebon PLC	8,745	75,428
UK Coal PLC(a)	6,765	61,331
Ultra Electronics Holdings PLC	4,575	116,887
Venture Production PLC	5,510	80,973
VT Group PLC	8,500	114,139
W.H. Smith PLC	9,673	82,044
W.S. Atkins PLC	3,840	80,692
Weir Group PLC (The)	6,300	103,813

Wellstream Holdings PLC(a)	3,480	86,636
Wincanton PLC	8,775	60,046

		8,688,056

TOTAL COMMON STOCKS
(Cost: $46,685,890)		46,663,190

Security	Shares	Value

PREFERRED STOCKS—0.11%

GERMANY—0.11%
EUROKAI KGaA	415	49,105

		49,105

TOTAL PREFERRED STOCKS
(Cost: $52,860)		49,105

Security	Shares	Value

RIGHTS—0.00%

SWEDEN—0.00%
JM AB(c)	4,000	—

		—

TOTAL RIGHTS
(Cost: $0)		—

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.40%

MONEY MARKET FUNDS—1.40%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.85%(d)(e)	57,484	57,484
BGI Cash Premier Fund LLC
2.90%(d)(e)(f)	601,828	601,828

		659,312

TOTAL SHORT-TERM INVESTMENTS
(Cost: $659,312)		659,312

TOTAL INVESTMENTS IN SECURITIES—100.85%
(Cost: $47,398,062)		47,371,607
Other Assets, Less Liabilities—(0.85)%		(398,013)

NET ASSETS—100.00%		$46,973,594

GDR  -  Global Depositary Receipts

SDR  -  Swedish Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2008

Security	Shares	Value

COMMON STOCKS—99.08%

AUSTRALIA—3.55%
AGL Energy Ltd.	340	$4,005.00
Alumina Ltd.	810	4,374
Amcor Ltd.	664	4,224
AMP Ltd.	1,442	10,640
Aristocrat Leisure Ltd.	386	2,732
Asciano Group	610	2,305
ASX Ltd.	136	4,600
Australia and New Zealand Banking Group Ltd.	1,406	29,016
AXA Asia Pacific Holdings Ltd.	604	3,381
Babcock & Brown Ltd.	190	2,632
Bendigo and Adelaide Bank Ltd.	290	3,342
BHP Billiton Ltd.	2,542	101,256
BlueScope Steel Ltd.	620	6,456
Boral Ltd.	712	4,173
Brambles Ltd.	1,080	9,058
Caltex Australia Ltd.	208	2,356
CFS Retail Property Trust	1,866	3,939
Coca-Cola Amatil Ltd.	426	3,376
Cochlear Ltd.	60	3,206
Commonwealth Bank of Australia	990	41,842
Computershare Ltd.	448	3,778
CSL Ltd.	424	15,898
Dexus Property Group	2,258	3,756
Fortescue Metals Group Ltd.(a)	960	6,704
Foster’s Group Ltd.	1,404	6,708
Goodman Group	1,164	4,958
GPT Group	1,708	5,360
Harvey Norman Holdings Ltd.	642	2,184
Incitec Pivot Ltd.	34	5,184
Insurance Australia Group Ltd.	1,312	5,378
James Hardie Industries NV	704	3,947
John Fairfax Holdings Ltd.	992	3,272
Leighton Holdings Ltd.	108	4,793
Lend Lease Corp. Ltd.	296	3,459
Macquarie Group Ltd.	216	12,909
Macquarie Infrastructure Group	2,094	5,584
Mirvac Group	850	3,364
National Australia Bank Ltd.	1,236	35,187
Newcrest Mining Ltd.	356	9,695
OneSteel Ltd.	700	4,228
Orica Ltd.	248	6,801
Origin Energy Ltd.	1,378	18,115
Oxiana Ltd.	1,158	3,579
Paladin Energy Ltd.(a)	620	2,483
Qantas Airways Ltd.	788	2,525
QBE Insurance Group Ltd.	634	15,110
Rio Tinto Ltd.	216	27,699
Santos Ltd.	564	8,445

Sonic Healthcare Ltd.	274	3,938
St. George Bank Ltd.	244	6,114
Stockland Corp. Ltd.	1,174	7,999
Suncorp-Metway Ltd.	676	8,695
Tabcorp Holdings Ltd.	616	6,629
Tatts Group Ltd.	1,124	2,892
Telstra Corp. Ltd.	2,096	9,007
Telstra Corp. Ltd. Instalment Receipts	1,436	4,006
Toll Holdings Ltd.	430	3,213
Transurban Group	828	5,353
Wesfarmers Ltd.	400	14,098
Wesfarmers Ltd. New(b)	50	1,762
Westfield Group	1,378	23,686
Westpac Banking Corp.	1,408	32,494
Woodside Petroleum Ltd.	390	20,544
Woolworths Ltd.	924	24,990
WorleyParsons Ltd.	110	4,022
Zinifex Ltd.	394	3,750

		661,208
AUSTRIA—0.42%
Andritz AG	66	3,927
Erste Bank der Oesterreichischen Sparkassen AG	170	12,625
Immoeast AG(a)	508	5,165
IMMOFINANZ AG	672	7,418
Meinl European Land Ltd.(a)	340	4,473
Oesterreichische Elektrizitaetswirtschafts AG Class A	76	5,885
OMV AG	140	10,560
Raiffeisen International Bank Holding AG	34	5,511
Telekom Austria AG	292	7,206
Vienna Insurance Group	27	2,021
voestalpine AG	112	8,588
Wienerberger AG	84	4,841

		78,220
BELGIUM—0.76%
Belgacom SA	166	7,664
Cofinimmo SA	36	7,716
Colruyt SA	22	5,593
Compagnie Nationale a Portefeuille SA	32	2,525
Delhaize Group	43	3,738
Dexia SA	520	14,475
Fortis	1,074	29,262
Groupe Bruxelles Lambert SA	120	15,249
InBev	154	12,659
KBC Ancora SCA	44	4,711
KBC Group NV(a)	80	10,853
Mobistar SA	46	4,106
NV Bekaert SA	15	2,266
Solvay SA	76	11,172
UCB SA	55	2,381
Umicore(a)	130	6,944

		141,314
CANADA—4.71%
Agnico-Eagle Mines Ltd.	106	6,657
Agrium Inc.	104	8,178
Alimentation Couche-Tard Inc. Class B	222	3,077
Bank of Montreal	380	18,904
Bank of Nova Scotia	752	35,707
Barrick Gold Corp.	670	25,753

Bombardier Inc. Class B(a)	1,116	7,314
Brookfield Asset Management Inc. Class A	392	12,786
Brookfield Properties Corp.	190	3,807
CAE Inc.	328	3,765
Cameco Corp.	266	9,247
Canadian Imperial Bank of Commerce	256	18,854
Canadian National Railway Co.	388	20,319
Canadian Natural Resources Ltd.	408	34,658
Canadian Oil Sands Trust	174	7,815
Canadian Pacific Railway Ltd.	118	8,129
Canadian Tire Corp. Ltd. Class A	58	3,734
CGI Group Inc.(a)	348	4,053
Enbridge Inc.	228	9,377
EnCana Corp.	570	45,986
Enerplus Resources Fund	102	4,571
Fairfax Financial Holdings Ltd.	14	4,226
Finning International Inc.	164	4,877
First Quantum Minerals Ltd.	54	4,742
Fording Canadian Coal Trust	112	6,902
Fortis Inc.	148	4,087
Gildan Activewear Inc.(a)	102	2,614
Goldcorp Inc.	544	19,343
Great-West Lifeco Inc.	174	5,406
Harvest Energy Trust	186	4,126
Husky Energy Inc.	188	8,490
IGM Financial Inc.	100	4,754
Imperial Oil Ltd.	240	14,160
Inmet Mining Corp.	46	3,775
Ivanhoe Mines Ltd.(a)	362	3,465
Kinross Gold Corp.	462	8,730
Loblaw Companies Ltd.	128	4,046
Lundin Mining Corp.(a)	420	2,836
Magna International Inc. Class A	76	5,603
Manulife Financial Corp.	1,166	45,582
Methanex Corp.	136	3,173
National Bank of Canada	116	6,189
Nexen Inc.	352	12,198
Niko Resources Ltd.	46	4,156
Nortel Networks Corp.(a)	334	2,846
NOVA Chemicals Corp.	118	2,974
Onex Corp.	116	3,637
OPTI Canada Inc.(a)	224	4,742
Penn West Energy Trust	320	9,637
Petro-Canada	366	18,338
Potash Corp. of Saskatchewan Inc.	242	44,548
Power Corp. of Canada	242	8,487
Power Financial Corp.	162	5,982
Research In Motion Ltd.(a)	380	46,256
Rogers Communications Inc. Class B	374	16,641
Royal Bank of Canada	978	46,632
Saputo Inc.	134	3,612
Shaw Communications Inc. Class B	276	5,777
Sherritt International Corp.	290	4,046
Shoppers Drug Mart Corp.	142	7,500
Sino-Forest Corp.(a)	196	2,968
SNC-Lavalin Group Inc.	106	5,316
Sun Life Financial Inc.	418	20,209
Suncor Energy Inc.	346	39,046
Talisman Energy Inc.	782	15,817
Teck Cominco Ltd. Class B	328	14,272
TELUS Corp.	86	3,955
TELUS Corp. NVS	118	5,236
Thomson Reuters Corp.	186	6,889

Tim Hortons Inc.	202	6,939
Toronto-Dominion Bank (The)	276	18,118
TransAlta Corp.	146	4,925
TransCanada Corp.	362	13,264
TSX Group Inc.	74	3,108
Uranium One Inc.(a)	220	1,016
Yamana Gold Inc.	492	6,307
Yellow Pages Income Fund	304	3,311

		878,522
DENMARK—0.50%
Carlsberg A/S Class B	32	4,259
Coloplast A/S Class B(c)	42	4,035
Danisco A/S	54	3,639
Danske Bank A/S	360	12,449
DSV A/S	170	4,194
FLS Industries A/S Class B	42	4,434
Jyske Bank A/S Registered(a)	50	3,442
Novo Nordisk A/S Class B	372	25,533
Novozymes A/S Class B	38	3,464
Sydbank A/S	98	3,670
Topdanmark A/S(a)	28	4,936
Vestas Wind Systems A/S(a)	144	15,742
William Demant Holding A/S(a)	42	3,330

		93,127
FINLAND—0.92%
Elisa OYJ Class A	136	3,062
Fortum OYJ	358	15,199
Kesko OYJ Class B	68	2,576
Kone OYJ Class B	124	4,880
Metso OYJ	106	4,588
Neste Oil OYJ	118	3,573
Nokia OYJ	3,020	92,720
Nokian Renkaat OYJ	100	4,255
Outokumpu OYJ(c)	122	5,822
Rautaruukki OYJ	86	4,092
Sampo OYJ Class A	350	9,890
Stora Enso OYJ Class R	490	6,073
UPM-Kymmene OYJ	438	8,469
Wartsila OYJ Class B	86	5,891

		171,090
FRANCE—5.91%
Accor SA	164	13,609
Aeroports de Paris	38	4,529
Air France-KLM	112	3,482
Alcatel-Lucent	1,776	11,973
ALSTOM	64	14,847
ArcelorMittal	698	61,715
Atos Origin SA(a)	72	4,418
AXA	1,204	44,810
BNP Paribas	650	70,080
Bouygues SA	166	12,411
Cap Gemini SA	108	6,556
Carrefour SA	462	32,533
Casino Guichard-Perrachon SA	38	4,787
Christian Dior SA	32	3,678
CNP Assurances SA	34	4,034
Compagnie de Saint-Gobain	218	17,564
Compagnie Generale de Geophysique-Veritas(a)	20	5,039
Compagnie Generale des Etablissements Michelin Class B	114	10,431

Credit Agricole SA	530	17,865
Dassault Systemes SA	68	4,277
Electricite de France	100	10,462
Essilor International SA	146	9,081
European Aeronautic Defence and Space Co.	262	6,588
France Telecom SA	1,388	43,565
Gaz de France	160	10,547
Gecina SA	24	3,382
Groupe Danone	330	29,203
Hermes International	54	7,292
Icade	26	3,717
Klepierre	76	4,628
Lafarge SA	116	20,930
Lagardere SCA	104	7,479
L’Air Liquide SA	190	28,611
L’Oreal SA	192	22,781
LVMH Moet Hennessy Louis Vuitton SA	188	21,490
Natixis	184	3,097
Neopost SA	38	3,964
Pernod Ricard SA	132	15,208
PPR SA	62	8,114
PSA Peugeot Citroen SA	120	8,404
Publicis Groupe SA	108	4,363
Renault SA	144	14,808
Safran SA	208	4,378
Sanofi-Aventis	782	61,057
Schneider Electric SA	178	21,785
SCOR SE	150	3,624
SES SA	156	3,840
Societe des Autoroutes Paris-Rhin-Rhone	38	4,555
Societe Generale	290	33,935
Societe Generale NV New(a)	36	4,159
Societe Television Francaise 1	144	3,054
Sodexo(c)	82	5,490
STMicroelectronics NV	532	6,237
Suez SA	790	55,963
Technip SA	74	6,839
Thales SA	74	4,839
Thomson	264	1,685
Total SA	1,632	137,054
Unibail-Rodamco	54	13,936
Valeo SA	84	3,404
Vallourec SA	38	10,368
Veolia Environnement	266	19,274
Vinci SA	308	22,744
Vivendi(a)	904	36,692

		1,101,264
GERMANY—4.67%
Adidas AG	142	9,062
Allianz SE Registered	340	69,307
BASF SE	372	53,081
Bayer AG	554	47,266
Bayerische Motoren Werke AG	160	8,781
Beiersdorf AG(a)	62	5,279
Celesio AG(a)	68	2,917
Commerzbank AG	538	19,516
Continental AG	138	16,228
Daimler AG Registered	720	55,970
Deutsche Bank AG Registered(c)	390	46,736
Deutsche Boerse AG	152	22,297
Deutsche Lufthansa AG Registered	150	3,940
Deutsche Post AG Registered	582	18,150

Deutsche Postbank AG	82	7,190
Deutsche Telekom AG Registered	2,226	39,994
E.ON AG	482	98,088
Fresenius Medical Care AG & Co. KGaA	144	7,643
GEA Group AG	172	6,360
Henkel KGaA	78	3,140
Hochtief AG	30	3,090
Hypo Real Estate Holding AG	152	5,684
Infineon Technologies AG(a)	568	5,315
IVG Immobilien AG	104	2,620
K+S AG	28	11,752
Linde AG	92	13,478
MAN AG	86	12,016
Merck KGaA(c)	50	7,100
METRO AG	122	9,679
Muenchener Rueckversicherungs-Gesellschaft AG Registered(c)	158	30,567
Q-Cells AG(a)	38	4,438
Rheinmetall AG	50	3,790
RWE AG	338	38,910
Salzgitter AG	34	6,994
SAP AG	666	33,585
Siemens AG Registered	658	77,417
SolarWorld AG	66	3,552
ThyssenKrupp AG	282	17,663
TUI AG(a)	242	6,925
Volkswagen AG	120	35,383

		870,903
GREECE—0.12%
Hellenic Telecommunications Organization SA SP ADR	418	6,232
National Bank of Greece SA ADR	1,544	16,768

		23,000
HONG KONG—1.35%
Bank of East Asia Ltd.	1,200	6,836
Belle International Holdings Ltd.	4,000	4,259
BOC Hong Kong (Holdings) Ltd.	3,000	7,755
Cheung Kong (Holdings) Ltd.	2,000	31,150
CLP Holdings Ltd.	1,000	7,929
Esprit Holdings Ltd.	1,000	12,303
Foxconn International Holdings Ltd.(a)	2,000	3,105
Hang Lung Properties Ltd.	2,000	8,134
Hang Seng Bank Ltd.	600	12,016
Hong Kong and China Gas Co. Ltd. (The)	2,000	5,850
Hong Kong Exchanges and Clearing Ltd.	1,000	20,424
Hongkong Electric Holdings Ltd.	1,000	6,274
Hutchison Whampoa Ltd.	2,000	19,565
Kerry Properties Ltd.	1,000	6,768
Kingboard Chemical Holdings Co. Ltd.	1,000	4,740
Link REIT (The)	2,000	4,798
MTR Corp. Ltd.	2,000	7,159
New World Development Co. Ltd.	2,000	5,157
Noble Group Ltd.	2,000	3,285
Pacific Basin Shipping Ltd.	4,000	7,318
Shui On Land Ltd.	4,000	3,977
Sun Hung Kai Properties Ltd.	2,000	35,024
Swire Pacific Ltd. Class A	1,000	11,694
Tingyi (Cayman Islands) Holding Corp.	4,000	5,337
Wharf Holdings Ltd. (The)	2,000	10,148

		251,005

IRELAND—0.38%
Allied Irish Banks PLC	814	17,172
Anglo Irish Bank Corp. PLC	370	5,184
Bank of Ireland	914	12,736
CRH PLC	466	17,819
Elan Corp. PLC(a)	358	9,726
Kerry Group PLC Class A	134	4,152
Kingspan Group PLC	192	2,227
Smurfit Kappa Group PLC	228	2,840

		71,856
ITALY—2.04%
Alleanza Assicurazioni SpA	300	3,930
Assicurazioni Generali SpA	798	35,458
Atlantia SpA	171	5,604
Autogrill SpA	226	3,443
Banca Monte dei Paschi di Siena SpA(c)	962	3,284
Banca Popolare di Milano Scrl	348	4,294
Banco Popolare SpA(a)	508	10,100
Enel SpA	3,298	35,891
Eni SpA	1,980	76,265
Fiat SpA	568	12,725
Finmeccanica SpA	256	8,928
Fondiaria-Sai SpA	92	3,707
IFIL Investments SpA	402	3,364
Intesa Sanpaolo SpA	5,956	44,533
Lottomatica SpA	59	1,822
Luxottica Group SpA(c)	124	3,500
Mediaset SpA	554	5,059
Mediobanca SpA	430	8,991
Parmalat SpA	1,312	4,489
Pirelli & C. SpA(a)	3,338	2,728
Prysmian SpA	158	3,761
Saipem SpA	99	4,353
Snam Rete Gas SpA	612	3,880
Telecom Italia SpA	8,110	17,071
Terna SpA	1,456	6,438
UniCredito SpA	7,200	54,703
Unione di Banche Italiane ScpA	474	12,531

		380,852
NETHERLANDS—1.53%
Aegon NV	1,128	18,133
Akzo Nobel NV	216	18,324
ASML Holding NV	316	9,018
Corio NV(a)	46	4,296
Fugro NV CVA	52	4,641
Heineken NV	186	10,828
ING Groep NV	1,464	55,866
Koninklijke Ahold NV	980	14,525
Koninklijke DSM NV	126	6,793
Koninklijke KPN NV	1,442	26,458
Koninklijke Philips Electronics NV	874	32,862
Reed Elsevier NV	514	9,739
SBM Offshore NV	116	4,436
TNT NV	316	12,275
TomTom NV(a)	46	1,604
Unilever NV	1,318	44,323
Vedior NV	152	4,212
Wolters Kluwer NV	242	6,503

		284,836

NORWAY—0.62%
Acergy SA	186	4,595
Aker Solutions ASA	146	3,721
DnB NOR ASA(a)	612	9,138
Norsk Hydro ASA	586	8,693
Orkla ASA	650	8,599
Petroleum Geo-Services ASA(a)	144	3,917
Prosafe SE	232	4,018
Renewable Energy Corp. ASA(a)	142	4,842
Seadrill Ltd.	190	5,763
StatoilHydro ASA	996	35,961
Storebrand ASA	356	3,375
Telenor ASA(a)	648	13,061
Yara International ASA	148	10,803

		116,486
PORTUGAL—0.22%
Banco BPI SA Registered(a)	592	3,364
Banco Comercial Portugues SA Registered(c)	1,453	4,083
Banco Espirito Santo SA Registered	223	4,241
BRISA - Auto-estradas de Portugal SA	282	4,008
CIMPOR - Cimentos de Portugal SGPS SA	220	1,952
Energias de Portugal SA(a)	1,472	9,305
Portugal Telecom SGPS SA Registered	695	8,251
Sonae SGPS SA	670	1,194
Zon Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	313	4,181

		40,579
SINGAPORE—0.55%
CapitaLand Ltd.	2,000	10,002
CapitaMall Trust Management Ltd.	2,000	5,126
ComfortDelGro Corp. Ltd.	4,000	5,156
Neptune Orient Lines Ltd.	2,000	4,743
Oversea-Chinese Banking Corp.	2,000	13,037
SembCorp Marine Ltd.	2,000	5,450
Singapore Press Holdings Ltd.	2,000	6,555
Singapore Technologies Engineering Ltd.	2,000	4,743
Singapore Telecommunications Ltd.	6,000	17,058
United Overseas Bank Ltd.	2,000	30,051

		101,921
SPAIN—2.39%
Abertis Infraestructuras SA	216	7,183
Acciona SA	22	6,294
Acerinox SA	158	4,280
Actividades de Construcciones y Servicios SA	198	11,714
Banco Bilbao Vizcaya Argentaria SA	2,900	66,687
Banco Popular Espanol SA(c)	686	11,834
Banco Sabadell SA	426	4,245
Banco Santander SA	4,818	103,891
Bankinter SA	198	3,043
Cintra Concesiones de Infraestructuras de Transporte SA	246	3,818
Gamesa Corporacion Tecnologica SA	154	7,473
Gas Natural SDG SA	96	5,605
Gestevision Telecinco SA	144	3,024
Grupo Ferrovial SA	52	4,222
Iberdrola SA	2,892	42,369
Indra Sistemas SA	148	4,039
Industria de Diseno Textil SA	176	9,585
Mapfre SA	910	4,633
Red Electrica de Espana SA	88	5,715
Repsol YPF SA	668	27,082

Sacyr Vallehermoso SA	90	3,193
Telefonica SA	3,342	96,623
Union Fenosa SA	90	6,034
Zardoya Otis SA	124	3,471

		446,057
SWEDEN—1.28%
Alfa Laval AB	74	4,864
Assa Abloy AB Class B	230	3,588
Atlas Copco AB Class A	482	7,760
Atlas Copco AB Class B	278	4,128
Boliden AB	286	3,113
Electrolux AB Class B	224	3,438
Getinge AB Class B	150	3,829
Hennes & Mauritz AB Class B	358	21,263
Hoganas AB Class B	100	2,252
Husqvarna AB Class B	344	3,544
Investor AB Class B	194	4,612
Lundin Petroleum AB(a)	370	5,170
Millicom International Cellular SA SDR(a)	34	3,630
Modern Times Group MTG AB Class B	60	4,405
Nordea Bank AB	1,558	25,785
Sandvik AB	710	10,927
Scania AB Class B	272	5,593
Securitas AB Class B	282	3,634
Skandinaviska Enskilda Banken AB Class A	344	8,351
Skanska AB Class B(c)	350	5,796
SKF AB Class B	260	4,772
SSAB Svenskt Stal AB Class A	152	5,072
Svenska Cellulosa AB Class B	398	6,707
Svenska Handelsbanken AB Class A	360	10,000
Swedbank AB Class A	130	3,297
Swedish Match AB	174	3,817
Tele2 AB Class B	212	4,722
Telefonaktiebolaget LM Ericsson AB Class B	12,544	31,978
TeliaSonera AB	1,682	15,013
Volvo AB Class A	372	5,601
Volvo AB Class B	834	12,732

		239,393
SWITZERLAND—3.75%
ABB Ltd. Registered	1,656	50,624
Actelion Ltd. Registered(a)	86	4,335
Adecco SA Registered	102	6,086
Ciba Holding AG Registered	88	2,922
Compagnie Financiere Richemont SA A Units Bearer	380	23,040
Credit Suisse Group Registered	812	44,983
Geberit AG Registered	32	4,919
Givaudan SA Registered	6	6,060
Holcim Ltd. Registered	164	16,045
Julius Baer Holding AG Registered	86	6,350
Kuehne & Nagel International AG Registered	54	5,786
Lindt & Sprungli AG Participation Certificates	2	6,145
Logitech International SA Registered(a)	134	4,078
Lonza Group AG Registered	38	5,166
Nestle SA Registered	298	142,198
Nobel Biocare Holding AG Bearer	90	3,242
Novartis AG Registered	1,772	89,659
OC Oerlikon Corp. AG Registered(a)	10	3,452
Pargesa Holding SA Bearer	36	4,120
Roche Holding AG Genusschein	536	88,926
Schindler Holding AG Participation Certificates	62	5,021

SGS SA Registered	4	5,626
Sonova Holding AG Registered	36	3,031
Sulzer AG Registered	40	5,223
Swatch Group AG (The) Bearer	24	6,452
Swatch Group AG (The) Registered	70	3,589
Swiss Life Holding Registered(a)	26	7,751
Swiss Reinsurance Co. Registered	270	22,397
Swisscom AG Registered	12	4,263
Syngenta AG Registered	80	23,772
Synthes Inc.	46	6,307
UBS AG Registered(a)	1,616	54,304
Zurich Financial Services AG Registered	112	34,115

		699,987
UNITED KINGDOM—11.60%
Alliance & Leicester PLC	284	2,908
AMEC PLC	262	4,125
Anglo American PLC	1,014	65,651
Antofagasta PLC	250	3,973
ARM Holdings PLC	1,470	2,941
Associated British Foods PLC	230	4,015
AstraZeneca PLC	1,128	47,541
Aviva PLC	1,962	24,461
BAE Systems PLC	2,688	24,848
Balfour Beatty PLC	398	3,472
Barclays PLC(d)	5,200	47,014
BG Group PLC	2,514	61,293
BHP Billiton PLC	1,746	62,245
BP PLC	14,384	174,063
British Airways PLC(a)	590	2,647
British American Tobacco PLC	1,142	42,906
British Energy Group PLC	802	12,072
British Land Co. PLC	418	6,962
British Sky Broadcasting Group PLC	894	9,650
BT Group PLC	6,022	26,567
Bunzl PLC	292	4,277
Burberry Group PLC	338	3,238
Cadbury Schweppes PLC	1,564	18,059
Capita Group PLC	416	5,463
Carnival PLC	140	5,501
Carphone Warehouse Group PLC (The)(c)	554	2,982
Centrica PLC	2,766	16,106
Cobham PLC	982	4,289
Compass Group PLC	1,536	10,374
Daily Mail & General Trust PLC Class A	372	3,076
Diageo PLC	1,920	39,281
DSG International PLC	1,692	2,195
Enterprise Inns PLC	426	3,234
Experian Group Ltd.	740	5,577
FirstGroup PLC	314	3,529
Friends Provident PLC	1,348	3,172
G4S PLC	898	4,060
GKN PLC	624	3,522
GlaxoSmithKline PLC	4,280	95,024
Hammerson PLC	240	4,791
Hays PLC	1,722	3,845
HBOS PLC	2,852	26,576
Home Retail Group PLC	668	3,493
HSBC Holdings PLC	8,916	155,307
ICAP PLC	414	4,805
Imperial Tobacco Group PLC	500	23,955
Inchcape PLC	494	4,192
InterContinental Hotels Group PLC	244	3,919

International Power PLC	1,136	9,883
Invensys PLC(a)	806	4,773
Investec PLC	380	2,709
ITV PLC	3,138	4,102
J Sainsbury PLC	1,186	9,008
Johnson Matthey PLC	154	6,100
Kazakhmys PLC	146	4,575
Kingfisher PLC	1,842	4,845
Ladbrokes PLC	620	4,022
Land Securities Group PLC	374	11,407
Legal & General Group PLC	4,712	11,843
Liberty International PLC	210	4,080
Lloyds TSB Group PLC	4,302	36,850
LogicaCMG PLC	1,596	3,627
London Stock Exchange Group PLC	126	2,688
Lonmin PLC	60	3,686
Man Group PLC	1,270	14,626
Marks & Spencer Group PLC	1,308	9,857
Meggitt PLC	634	3,726
Mondi PLC	452	3,594
National Express Group PLC	178	3,265
National Grid PLC	1,962	27,220
Next PLC	160	3,632
Old Mutual PLC	3,950	10,029
Pearson PLC	634	8,250
Persimmon PLC	250	2,869
Prudential PLC	1,854	25,336
Punch Taverns PLC	236	2,424
Reckitt Benckiser PLC	452	26,301
Reed Elsevier PLC	838	10,589
Rentokil Initial PLC	1,322	2,514
Resolution PLC	518	7,376
Rexam PLC	478	4,239
Rio Tinto PLC	754	88,271
Rolls-Royce Group PLC(a)	1,402	12,190
Rolls-Royce Group PLC Class B(b)	62,810	124
Royal Bank of Scotland Group PLC	7,636	52,176
Royal Dutch Shell PLC Class A	2,744	110,214
Royal Dutch Shell PLC Class B	2,086	83,248
SABMiller PLC	676	15,638
Sage Group PLC	912	3,573
Schroders PLC	142	2,961
Scottish & Southern Energy PLC	644	17,755
SEGRO PLC	424	3,873
Serco Group PLC	420	3,668
Severn Trent PLC	164	4,745
Shire PLC	212	3,932
Smith & Nephew PLC	692	8,977
Smiths Group PLC	234	4,489
Stagecoach Group PLC	784	3,987
Standard Chartered PLC	500	17,766
Standard Life PLC	1,522	7,551
Tate & Lyle PLC	440	4,614
Taylor Wimpey PLC	920	2,346
Tesco PLC	5,978	50,792
Thomas Cook Group PLC	794	4,069
Thomson Reuters PLC	156	4,829
3i Group PLC	324	5,515
Tomkins PLC	976	3,528
Travis Perkins PLC	152	2,919
TUI Travel PLC	746	3,498
Tullow Oil PLC	542	8,094
Unilever PLC	990	33,372

United Business Media PLC	318	3,637
United Utilities PLC	612	8,697
Vedanta Resources PLC	86	3,824
Vodafone Group PLC	40,054	127,164
Whitbread PLC	148	3,561
William Hill PLC	384	2,936
Wm Morrison Supermarkets PLC	952	5,402
Wolseley PLC	558	5,609
WPP Group PLC	852	10,437
Xstrata PLC	480	37,513
Yell Group PLC	636	2,091

		2,162,826
UNITED STATES—51.81%
Abbott Laboratories	1,172	61,823
Abercrombie & Fitch Co. Class A	68	5,053
Accenture Ltd.	434	16,297
ACE Ltd.	242	14,590
Activision Inc.(a)	214	5,789
Adobe Systems Inc.(a)	446	16,631
Advance Auto Parts Inc.	200	6,936
Advanced Micro Devices Inc.(a)	442	2,634
AES Corp. (The)(a)	512	8,888
Aetna Inc.	388	16,917
Affiliated Computer Services Inc. Class A(a)	90	4,767
Aflac Inc.	358	23,869
Agilent Technologies Inc.(a)	302	9,123
Air Products and Chemicals Inc.	166	16,339
Akamai Technologies Inc.(a)	120	4,292
Alcoa Inc.	666	23,163
Allegheny Energy Inc.	64	3,443
Allegheny Technologies Inc.	72	4,956
Allergan Inc.	112	6,313
Alliance Data Systems Corp.(a)	56	3,215
Alliant Energy Corp.	94	3,541
Allied Capital Corp.	166	3,337
Allstate Corp. (The)	420	21,151
Altera Corp.	262	5,575
Altria Group Inc.	1,594	31,880
Amazon.com Inc.(a)	236	18,557
AMB Property Corp.	76	4,389
Ameren Corp.	176	7,983
American Capital Strategies Ltd.	154	4,889
American Eagle Outfitters Inc.	180	3,307
American Electric Power Co. Inc.	300	13,389
American Express Co.	824	39,568
American International Group Inc.	1,652	76,322
American Tower Corp. Class A(a)	308	13,373
Ameriprise Financial Inc.	184	8,738
AmerisourceBergen Corp.	136	5,515
Amgen Inc.(a)	826	34,585
Amphenol Corp. Class A	120	5,542
Amylin Pharmaceuticals Inc.(a)(c)	104	2,868
Anadarko Petroleum Corp.	348	23,163
Analog Devices Inc.	234	7,537
Anheuser-Busch Companies Inc.	540	26,568
Aon Corp.	200	9,078
Apache Corp.	250	33,670
Apollo Group Inc. Class A(a)	112	5,701
Apple Inc.(a)	672	116,894
Applied Biosystems Group	136	4,340
Applied Materials Inc.	1,044	19,481
Arch Coal Inc.	108	6,195

Archer-Daniels-Midland Co.	442	19,475
Arrow Electronics Inc.(a)	104	2,830
AT&T Inc.	4,608	178,376
Autodesk Inc.(a)	174	6,612
Automatic Data Processing Inc.	386	17,061
AutoZone Inc.(a)	34	4,105
AvalonBay Communities Inc.	62	6,184
Avery Dennison Corp.	76	3,662
Avnet Inc.(a)	114	2,986
Avon Products Inc.	328	12,799
Baker Hughes Inc.	240	19,411
Bank of America Corp.	3,406	127,861
Bank of New York Mellon Corp. (The)	874	38,045
Barr Pharmaceuticals Inc.(a)	78	3,918
Baxter International Inc.	492	30,661
BB&T Corp.	414	14,196
Beckman Coulter Inc.	58	3,961
Becton, Dickinson and Co.	180	16,092
Bed Bath & Beyond Inc.(a)	196	6,370
Best Buy Co. Inc.	310	13,336
Biogen Idec Inc.(a)	220	13,352
BJ Services Co.	210	5,937
Black & Decker Corp. (The)	50	3,281
BMC Software Inc.(a)	148	5,144
Boeing Co. (The)	568	48,200
Boston Properties Inc.	94	9,446
Boston Scientific Corp.(a)	1,024	13,650
Bristol-Myers Squibb Co.	1,504	33,043
Broadcom Corp. Class A(a)	358	9,294
Brown-Forman Corp. Class B	56	3,809
Bunge Ltd.	200	22,818
Burlington Northern Santa Fe Corp.	270	27,688
C.H. Robinson Worldwide Inc.	76	4,764
C.R. Bard Inc.	72	6,780
CA Inc.	300	6,642
Cablevision Systems Corp.(a)	182	4,186
Cadence Design Systems Inc.(a)	236	2,627
Camden Property Trust	78	4,127
Cameron International Corp.(a)	156	7,680
Campbell Soup Co.	162	5,638
Capital One Financial Corp.	328	17,384
Cardinal Health Inc.	278	14,475
CarMax Inc.(a)(c)	182	3,776
Carnival Corp.	346	13,899
Caterpillar Inc.	486	39,794
CB Richard Ellis Group Inc. Class A(a)	200	4,624
CBS Corp. Class B	510	11,766
Celanese Corp. Class A	106	4,743
Celgene Corp.(a)	324	20,133
CenterPoint Energy Inc.	238	3,622
Centex Corp.	160	3,331
Cephalon Inc.(a)	52	3,245
Charles River Laboratories International Inc.(a)	64	3,715
Charles Schwab Corp. (The)	758	16,373
Chesapeake Energy Corp.	342	17,681
Chevron Corp.	1,612	154,994
Chubb Corp.	288	15,255
CIGNA Corp.	212	9,055
Cimarex Energy Co.	100	6,230
Cincinnati Financial Corp.	100	3,590
Cintas Corp.	120	3,553
Cisco Systems Inc.(a)	4,590	117,688
CIT Group Inc.	162	1,764

Citigroup Inc.	3,902	98,604
Citrix Systems Inc.(a)	138	4,519
Clear Channel Communications Inc.	368	11,095
Clorox Co. (The)	90	4,770
CME Group Inc.	36	16,468
Coach Inc.(a)	286	10,173
Coca-Cola Co. (The)	1,568	92,308
Coca-Cola Enterprises Inc.	156	3,510
Cognizant Technology Solutions Corp.(a)	220	7,095
Colgate-Palmolive Co.	190	13,433
Comcast Corp. Class A	1,524	31,318
Comcast Corp. Class A Special	798	16,152
Comerica Inc.	170	5,904
Computer Sciences Corp.(a)	124	5,405
ConAgra Foods Inc.	364	8,576
ConocoPhillips	586	50,484
CONSOL Energy Inc.	138	11,172
Consolidated Edison Inc.	196	8,154
Constellation Brands Inc. Class A(a)	162	2,974
Constellation Energy Group Inc.	134	11,343
Cooper Industries Ltd.	154	6,528
Corning Inc.	1,198	31,999
Costco Wholesale Corp.	334	23,797
Countrywide Financial Corp.	792	4,578
Covance Inc.(a)	48	4,022
Coventry Health Care Inc.(a)	116	5,189
Covidien Ltd.	376	17,555
Crown Castle International Corp.(a)	202	7,848
CSX Corp.	336	21,151
Cummins Inc.	152	9,523
CVS Caremark Corp.	1,126	45,457
D.R. Horton Inc.	284	4,399
Danaher Corp.	176	13,732
Darden Restaurants Inc.	108	3,843
DaVita Inc.(a)	78	4,088
Dean Foods Co.(a)	154	3,579
Deere & Co.	340	28,584
Dell Inc.(a)	1,640	30,553
DENTSPLY International Inc.	96	3,732
Developers Diversified Realty Corp.	100	4,295
Devon Energy Corp.	320	36,288
Diamond Offshore Drilling Inc.	50	6,271
DIRECTV Group Inc. (The)(a)	562	13,848
Discover Financial Services LLC	338	6,155
Discovery Holding Co. Class A(a)	200	4,632
Dish Network Corp. Class A(a)	147	4,386
Dominion Resources Inc.	438	19,005
Dover Corp.	148	7,322
Dow Chemical Co. (The)	734	29,470
DST Systems Inc.(a)	46	2,753
DTE Energy Co.	168	6,772
Duke Energy Corp.	966	17,687
Duke Realty Corp.	146	3,565
Dun & Bradstreet Corp. (The)	44	3,709
Dynegy Inc. Class A(a)	488	4,207
E.I. du Pont de Nemours and Co.	710	34,726
Eastman Chemical Co.	66	4,851
Eastman Kodak Co.	214	3,828
Eaton Corp.	108	9,487
eBay Inc.(a)	824	25,783
Ecolab Inc.	132	6,067
Edison International	232	12,103
El Paso Corp.	534	9,153

Electronic Arts Inc.(a)	236	12,147
Electronic Data Systems Corp.	390	7,238
Eli Lilly and Co.	778	37,453
Embarq Corp.	110	4,573
EMC Corp.(a)	1,592	24,517
Emerson Electric Co.	638	33,342
Energizer Holdings Inc.(a)	40	3,162
Energy East Corp.	146	3,329
ENSCO International Inc.	106	6,755
Entergy Corp.	146	16,770
EOG Resources Inc.	184	24,008
Equifax Inc.	106	4,057
Equitable Resources Inc.	108	7,168
Equity Residential	216	8,968
Estee Lauder Companies Inc. (The) Class A	94	4,287
Everest Re Group Ltd.	40	3,614
Exelon Corp.	510	43,595
Expedia Inc.(a)	200	5,052
Expeditors International Washington Inc.	138	6,429
Express Scripts Inc.(a)	168	11,763
Exterran Holdings Inc.(a)	50	3,340
Exxon Mobil Corp.	4,192	390,149
Family Dollar Stores Inc.	190	4,066
Fastenal Co.	106	5,174
Federal Home Loan Mortgage Corp.	506	12,604
Federal National Mortgage Association	746	21,112
Federal Realty Investment Trust	46	3,779
FedEx Corp.	220	21,091
Fidelity National Financial Inc.	236	3,774
Fidelity National Information Services Inc.	132	4,760
Fifth Third Bancorp	366	7,843
First American Corp.	112	3,674
First Solar Inc.(a)	30	8,760
FirstEnergy Corp.	230	17,397
Fiserv Inc.(a)	104	5,257
Flextronics International Ltd.(a)	634	6,587
Fluor Corp.	64	9,784
FMC Technologies Inc.(a)	92	6,182
Ford Motor Co.(a)	1,312	10,837
Forest City Enterprises Inc. Class A	82	3,029
Forest Laboratories Inc.(a)	124	4,304
Fortune Brands Inc.	108	7,303
Foster Wheeler Ltd.(a)	106	6,751
FPL Group Inc.	288	19,092
Franklin Resources Inc.	134	12,750
Freeport-McMoRan Copper & Gold Inc.	292	33,215
GameStop Corp. Class A(a)	200	11,008
Gannett Co. Inc.	190	5,438
Gap Inc. (The)	438	8,156
Garmin Ltd.	92	3,763
Genentech Inc.(a)	362	24,688
General Dynamics Corp.	262	23,690
General Electric Co.	7,742	253,163
General Growth Properties Inc.	174	7,127
General Mills Inc.	236	14,254
General Motors Corp.	352	8,166
Genuine Parts Co.	146	6,199
Genworth Financial Inc. Class A	322	7,425
Genzyme Corp.(a)	200	14,070
Gilead Sciences Inc.(a)	704	36,439
Goldman Sachs Group Inc. (The)	280	53,584
Goodrich Corp.	54	3,680
Goodyear Tire & Rubber Co. (The)(a)	150	4,017

Google Inc. Class A(a)	182	104,521
H&R Block Inc.	232	5,074
H.J. Heinz Co.	224	10,535
Halliburton Co.	670	30,760
Harley-Davidson Inc.	190	7,268
Harman International Industries Inc.	56	2,289
Harris Corp.	64	3,458
Harsco Corp.	64	3,797
Hartford Financial Services Group Inc. (The)	238	16,962
Hasbro Inc.	150	5,334
HCP Inc.	164	5,855
Health Net Inc.(a)	82	2,402
Hershey Co. (The)	106	3,962
Hess Corp.	216	22,939
Hewlett-Packard Co.	1,986	92,051
Home Depot Inc.	1,288	37,094
Honeywell International Inc.	542	32,195
Hospira Inc.(a)	118	4,856
Hudson City Bancorp Inc.	356	6,810
Huntington Bancshares Inc.	450	4,226
Huntsman Corp.	164	3,688
IAC/InterActiveCorp(a)	154	3,205
Illinois Tool Works Inc.	352	18,406
IMS Health Inc.	176	4,356
Ingersoll-Rand Co. Ltd. Class A	216	9,586
Intel Corp.	4,422	98,434
IntercontinentalExchange Inc.(a)	44	6,827
International Business Machines Corp.	1,026	123,838
International Flavors & Fragrances Inc.	82	3,740
International Game Technology Inc.	254	8,824
International Paper Co.	306	8,008
Interpublic Group of Companies Inc. (The)(a)	446	4,036
Intersil Corp. Class A	150	4,008
Intuit Inc.(a)	236	6,365
Intuitive Surgical Inc.(a)	28	8,099
Invitrogen Corp.(a)	42	3,930
Iron Mountain Inc.(a)	126	3,461
iStar Financial Inc.	128	2,464
ITT Industries Inc.	120	7,680
J.C. Penney Co. Inc.	164	6,970
Jabil Circuit Inc.	234	2,546
Jacobs Engineering Group Inc.(a)	88	7,597
Janus Capital Group Inc.	140	3,928
JDS Uniphase Corp.(a)	288	4,121
Johnson & Johnson	2,196	147,330
Johnson Controls Inc.	458	16,149
JPMorgan Chase & Co.	2,588	123,318
Juniper Networks Inc.(a)	372	10,275
Kellogg Co.	190	9,722
KeyCorp	288	6,949
Kimberly-Clark Corp.	310	19,837
Kimco Realty Corp.	180	7,184
KLA-Tencor Corp.	144	6,290
Kohl’s Corp.(a)	236	11,529
Kraft Foods Inc.	1,198	37,893
Kroger Co. (The)	514	14,007
L-3 Communications Holdings Inc.	96	10,699
Laboratory Corp. of America Holdings(a)	86	6,503
Lam Research Corp.(a)	96	3,921
Lamar Advertising Co.(a)	78	3,084
Las Vegas Sands Corp.(a)	80	6,098
Legg Mason Inc.	106	6,390
Leggett & Platt Inc.	198	3,287

Lehman Brothers Holdings Inc.	352	15,572
Leucadia National Corp.	128	6,556
Level 3 Communications Inc.(a)(c)	1,168	3,469
Lexmark International Inc. Class A(a)	114	3,578
Liberty Global Inc. Class A(a)	142	5,025
Liberty Global Inc. Class C(a)	200	6,640
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	192	4,982
Liberty Media Corp. - Liberty Interactive Group Series A(a)	472	7,141
Limited Brands Inc.	276	5,112
Lincare Holdings Inc.(a)	114	2,775
Lincoln National Corp.	194	10,429
Linear Technology Corp.	162	5,664
Lockheed Martin Corp.	268	28,419
Loews Corp.	160	6,738
Lowe’s Companies Inc.	1,136	28,616
LSI Corp.(a)	708	4,390
M&T Bank Corp.	48	4,475
Macerich Co. (The)	56	4,095
Macy’s Inc.	336	8,497
Manpower Inc.	64	4,296
Marathon Oil Corp.	542	24,699
Marriott International Inc. Class A	262	8,987
Marsh & McLennan Companies Inc.	410	11,312
Marshall & Ilsley Corp.	250	6,245
Martin Marietta Materials Inc.	30	3,281
Marvell Technology Group Ltd.(a)	382	4,947
Masco Corp.	300	5,463
MasterCard Inc. Class A	52	14,464
Mattel Inc.	298	5,588
McAfee Inc.(a)	120	3,990
McCormick & Co. Inc. NVS	104	3,930
McDermott International Inc.(a)	172	9,216
McDonald’s Corp.	914	54,456
McGraw-Hill Companies Inc. (The)	264	10,821
McKesson Corp.	226	11,779
MeadWestvaco Corp.	132	3,472
Medco Health Solutions Inc.(a)	412	20,410
Medtronic Inc.	864	42,060
MEMC Electronic Materials Inc.(a)	200	12,594
Merck & Co. Inc.	1,646	62,614
Merrill Lynch & Co. Inc.	640	31,891
MetLife Inc.	548	33,346
MGM MIRAGE(a)	106	5,422
Microchip Technology Inc.	166	6,101
Micron Technology Inc.(a)	578	4,462
Microsoft Corp.	6,380	181,958
Millennium Pharmaceuticals Inc.(a)	262	6,516
Millipore Corp.(a)	52	3,645
Mirant Corp.(a)	206	8,469
Mohawk Industries Inc.(a)	52	3,962
Molson Coors Brewing Co. Class B	74	4,058
Monsanto Co.	416	47,432
Monster Worldwide Inc.(a)	118	2,871
Moody’s Corp.	180	6,653
Morgan Stanley	738	35,867
Mosaic Co. (The)(a)	200	24,502
Motorola Inc.	1,732	17,251
Murphy Oil Corp.	66	5,962
Nabors Industries Ltd.(a)	202	7,583
NASDAQ OMX Group Inc. (The)(a)	104	3,791
National City Corp.(c)	462	2,911

National Oilwell Varco Inc.(a)	311	21,288
National Semiconductor Corp.	208	4,241
NetApp Inc.(a)	278	6,728
New York Community Bancorp Inc.	222	4,145
Newell Rubbermaid Inc.	194	3,983
Newfield Exploration Co.(a)	96	5,833
Newmont Mining Corp.	348	15,385
News Corp. Class A	1,414	25,311
News Corp. Class B	372	6,882
NII Holdings Inc. Class B(a)	132	6,038
Nike Inc. Class B	280	18,704
NiSource Inc.	346	6,193
Noble Corp.	196	11,031
Noble Energy Inc.	126	10,962
Nordstrom Inc.	106	3,738
Norfolk Southern Corp.	302	17,993
Northern Trust Corp.	154	11,413
Northrop Grumman Corp.	250	18,393
Novellus Systems Inc.(a)	154	3,366
Nucor Corp.	234	17,667
NVIDIA Corp.(a)	398	8,179
NYMEX Holdings Inc.	68	6,297
NYSE Euronext Inc.	112	7,403
Occidental Petroleum Corp.	626	52,089
Office Depot Inc.(a)	240	3,043
Old Republic International Corp.	250	3,588
Omnicare Inc.	158	3,215
Omnicom Group Inc.	232	11,076
Oracle Corp.(a)	3,092	64,468
Oshkosh Corp.	80	3,248
Owens-Illinois Inc.(a)	120	6,618
PACCAR Inc.	266	12,587
Pall Corp.	102	3,547
Parker Hannifin Corp.	130	10,381
PartnerRe Ltd.	48	3,551
Patterson Companies Inc.(a)	122	4,172
Patterson-UTI Energy Inc.	202	5,644
Paychex Inc.	256	9,311
Peabody Energy Corp.	200	12,226
Pentair Inc.	116	4,272
People’s United Financial Inc.	234	3,971
Pepco Holdings Inc.	222	5,530
PepsiCo Inc.	1,212	83,058
PetSmart Inc.	140	3,133
Pfizer Inc.	5,262	105,819
PG&E Corp.	270	10,800
Philip Morris International Inc.(a)	1,594	81,342
Pinnacle West Capital Corp.	92	3,122
Pioneer Natural Resources Co.	88	5,080
Pitney Bowes Inc.	104	3,755
Plum Creek Timber Co. Inc.	128	5,228
PNC Financial Services Group Inc. (The)	262	18,170
Polo Ralph Lauren Corp.	60	3,727
PPG Industries Inc.	126	7,733
PPL Corp.	284	13,638
Praxair Inc.	244	22,280
Precision Castparts Corp.	54	6,348
Pride International Inc.(a)	124	5,264
Principal Financial Group Inc.	182	9,766
Procter & Gamble Co. (The)	2,360	158,238
Progress Energy Inc.	174	7,306
Progressive Corp. (The)	504	9,168
Prudential Financial Inc.	344	26,044

Public Service Enterprise Group Inc.	384	16,861
Public Storage	100	9,070
Pulte Homes Inc.	368	4,799
QUALCOMM Inc.	1,266	54,679
Quest Diagnostics Inc.	124	6,222
Questar Corp.	128	7,940
Qwest Communications International Inc.	1,180	6,089
R.R. Donnelley & Sons Co.	150	4,596
Range Resources Corp.	200	13,276
Raytheon Co.	334	21,366
Regency Centers Corp.	58	4,151
Regions Financial Corp.	536	11,749
Reliant Energy Inc.(a)	264	6,795
RenaissanceRe Holdings Ltd.	68	3,498
Republic Services Inc.	122	3,878
Reynolds American Inc.	68	3,662
Robert Half International Inc.	152	3,602
Rockwell Automation Inc.	118	6,399
Rockwell Collins Inc.	124	7,826
Rohm and Haas Co.	110	5,880
Ross Stores Inc.	146	4,890
Rowan Companies Inc.	108	4,211
Royal Caribbean Cruises Ltd.	112	3,573
Safeco Corp.	70	4,672
Safeway Inc.	338	10,681
Salesforce.com Inc.(a)	72	4,805
SanDisk Corp.(a)	174	4,714
Sara Lee Corp.	512	7,429
Schering-Plough Corp.	572	10,531
Schlumberger Ltd.	900	90,495
Seagate Technology	410	7,737
Sealed Air Corp.	170	4,299
Sears Holdings Corp.(a)(c)	62	6,114
SEI Investments Co.	126	2,932
Sempra Energy	182	10,314
Sherwin-Williams Co. (The)	82	4,536
Sigma-Aldrich Corp.	90	5,132
Simon Property Group Inc.	172	17,176
Sirius Satellite Radio Inc.(a)(c)	1,110	2,853
SL Green Realty Corp.	46	4,269
SLM Corp.(a)	426	7,894
Smith International Inc.	146	11,170
Smurfit-Stone Container Corp.(a)	360	1,955
Southern Co. (The)	564	20,998
Southwestern Energy Co.(a)	400	16,924
Sovereign Bancorp Inc.	326	2,435
Spectra Energy Corp.	472	11,658
Sprint Nextel Corp.	2,294	18,329
SPX Corp.	40	4,920
St. Jude Medical Inc.(a)	258	11,295
Stanley Works (The)	80	3,859
Staples Inc.	544	11,805
Starbucks Corp.(a)	578	9,381
Starwood Hotels & Resorts Worldwide Inc.	164	8,562
State Street Corp.	300	21,642
Stryker Corp.	218	14,133
Sun Microsystems Inc.(a)	702	10,993
Sunoco Inc.	90	4,177
SunPower Corp. Class A(a)(c)	32	2,793
SunTrust Banks Inc.	246	13,715
SUPERVALU Inc.	160	5,296
Symantec Corp.(a)	338	5,820
Synopsys Inc.(a)	200	4,622

Sysco Corp.	462	14,123
T. Rowe Price Group Inc.	194	11,361
Target Corp.	614	32,622
TD Ameritrade Holding Corp.(a)	204	3,692
Telephone and Data Systems Inc.	62	2,375
Tellabs Inc.(a)	584	3,013
Teradata Corp.(a)	150	3,194
Terex Corp.(a)	80	5,574
Tesoro Corp.	106	2,665
Texas Instruments Inc.	1,084	31,609
Textron Inc.	186	11,348
Thermo Fisher Scientific Inc.(a)	320	18,518
3M Co.	510	39,219
Tiffany & Co.	104	4,528
Time Warner Cable Inc. Class A(a)	154	4,312
Time Warner Inc.	2,874	42,679
TJX Companies Inc. (The)	336	10,826
Toll Brothers Inc.(a)	200	4,528
Torchmark Corp.	64	4,143
Toronto-Dominion Bank (The)	28	1,840
Total System Services Inc.	88	2,094
Trane Inc.	134	6,232
Transocean Inc.(a)	234	34,506
Travelers Companies Inc. (The)	490	24,696
Tyco Electronics Ltd.	374	13,991
Tyco International Ltd.	602	28,168
Tyson Foods Inc. Class A	262	4,664
U.S. Bancorp	1,312	44,464
UDR Inc.	178	4,500
Ultra Petroleum Corp.(a)	200	16,614
Union Pacific Corp.	192	27,876
United Parcel Service Inc. Class B	510	36,929
United States Steel Corp.	92	14,163
United Technologies Corp.	718	52,033
UnitedHealth Group Inc.	1,000	32,630
Unum Group	274	6,360
UST Inc.	70	3,645
Valero Energy Corp.	420	20,517
Varian Medical Systems Inc.(a)	96	4,500
Ventas Inc.	104	5,050
VeriSign Inc.(a)	188	6,777
Verizon Communications Inc.	2,188	84,194
Vertex Pharmaceuticals Inc.(a)	156	3,981
VF Corp.	84	6,248
Viacom Inc. Class B(a)	454	17,452
Virgin Media Inc.	228	2,941
Visa Inc. Class A(a)	300	25,035
Vornado Realty Trust	108	10,054
Vulcan Materials Co.	82	5,643
W.R. Berkley Corp.	130	3,340
W.W. Grainger Inc.	60	5,203
Wachovia Corp.	1,510	44,017
Walgreen Co.	758	26,416
Wal-Mart Stores Inc.	1,878	108,886
Walt Disney Co. (The)	1,416	45,921
Washington Mutual Inc.	674	8,283
Washington Post Co. (The) Class B	6	3,934
Waste Management Inc.	376	13,574
Waters Corp.(a)	76	4,671
Weatherford International Ltd.(a)	252	20,329
WellPoint Inc.(a)	452	22,487
Wells Fargo & Co.	2,458	73,126
Western Digital Corp.(a)	170	4,928

Western Union Co.	576	13,248
Weyerhaeuser Co.	164	10,476
Whirlpool Corp.	56	4,076
Whole Foods Market Inc.	108	3,525
Williams Companies Inc. (The)	456	16,188
Williams-Sonoma Inc.	138	3,643
Willis Group Holdings Ltd.	102	3,545
Windstream Corp.	298	3,499
Wisconsin Energy Corp.	82	3,892
Wm. Wrigley Jr. Co.	136	10,358
Wyeth	1,022	45,448
Wyndham Worldwide Corp.	140	3,007
Wynn Resorts Ltd.	48	5,056
Xcel Energy Inc.	294	6,115
Xerox Corp.	690	9,639
Xilinx Inc.	224	5,548
XL Capital Ltd. Class A	130	4,536
XM Satellite Radio Holdings Inc. Class A(a)	262	2,921
XTO Energy Inc.	362	22,393
Yahoo! Inc.(a)	914	25,053
Yum! Brands Inc.	402	16,353
Zimmer Holdings Inc.(a)	180	13,349
Zions Bancorporation	74	3,430

		9,662,361

TOTAL COMMON STOCKS
(Cost: $18,983,909)		18,476,807

Security	Shares	Value

PREFERRED STOCKS—0.32%

GERMANY—0.21%
Fresenius SE	48	3,976
Henkel KGaA	128	5,450
Porsche Automobil Holding SE	72	13,279
RWE AG	34	3,163
Volkswagen AG	82	13,531

		39,399
ITALY—0.11%
Intesa Sanpaolo SpA RNC(c)	858	6,081
Istituto Finanziario Industriale SpA(a)	116	3,058
Telecom Italia SpA RNC	4,676	7,666
Unipol Gruppo Finanziario SpA	1,146	3,349

		20,154

TOTAL PREFERRED STOCKS
(Cost: $64,748)		59,553

Security	Shares	Value

RIGHTS—0.02%

AUSTRIA—0.00%
Vienna Insurance Group(b)	27	—

		—
ITALY—0.00%
Banca Monte dei Paschi di Siena SpA(a)	962	671

		671

SWITZERLAND—0.02%
UBS AG Registered(a)	1,616	2,715

		2,715

TOTAL RIGHTS
(Cost: $894)		3,386

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.57%

MONEY MARKET FUNDS—0.57%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.85%(d)(e)	14,391	14,391
BGI Cash Premier Fund LLC
2.90%(d)(e)(f)	91,636	91,636

		106,027

TOTAL SHORT-TERM INVESTMENTS
(Cost: $106,027)		106,027

TOTAL INVESTMENTS IN SECURITIES—99.99%
(Cost: $19,155,578)		18,645,773
Other Assets, Less Liabilities—0.01%		1,891

NET ASSETS—100.00%		$18,647,664

ADR  -  American Depositary Receipts

NVS  -  Non-Voting Shares

SDR  -  Swedish Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2008

Security	Shares	Value

COMMON STOCKS—99.70%

ADVERTISING—0.11%
Interpublic Group of Companies Inc. (The)(a)	3,673	$33,241
Omnicom Group Inc.	2,060	98,344
R.H. Donnelley Corp.(a)(b)	604	2,893

		134,478
AEROSPACE & DEFENSE—1.54%
AAR Corp.(a)	276	6,458
Alliant Techsystems Inc.(a)	124	13,638
Boeing Co. (The)	4,365	370,414
CAE Inc.	1,580	18,281
Curtiss-Wright Corp.	368	17,476
DRS Technologies Inc.	320	19,981
Esterline Technologies Corp.(a)	255	14,193
GenCorp Inc.(a)	844	7,233
General Dynamics Corp.	2,044	184,818
Goodrich Corp.	744	50,704
L-3 Communications Holdings Inc.	743	82,807
Lockheed Martin Corp.	1,944	206,142
Moog Inc. Class A(a)	185	7,975
Northrop Grumman Corp.	1,875	137,944
Orbital Sciences Corp.(a)	439	11,813
Raytheon Co.	2,666	170,544
Rockwell Collins Inc.	1,053	66,455
Spirit AeroSystems Holdings Inc. Class A(a)	646	18,844
Teledyne Technologies Inc.(a)	317	18,617
Triumph Group Inc.	185	10,891
United Technologies Corp.	5,590	405,107

		1,840,335
AGRICULTURE—1.65%
Altria Group Inc.	13,181	263,620
Archer-Daniels-Midland Co.	3,683	162,273
Bunge Ltd.	774	88,306
Carolina Group	706	46,363
Imperial Tobacco Group PLC ADR	2,119	203,403
Monsanto Co.	3,379	385,274
Philip Morris International Inc.(a)	13,181	672,626
Reynolds American Inc.	1,154	62,143
Tejon Ranch Co.(a)	343	14,495
Universal Corp.	279	17,909
UST Inc.	1,020	53,111
Vector Group Ltd.	376	6,478

		1,976,001
AIRLINES—0.13%
AirTran Holdings Inc.(a)	1,125	3,836
AMR Corp.(a)	1,670	14,646
China Eastern Airlines Corp. Ltd. ADR(a)	144	6,234
China Southern Airlines Co. Ltd. SP ADR(a)	357	11,724
Continental Airlines Inc. Class B(a)	824	14,816

Delta Air Lines Inc.(a)	1,914	16,288
LAN Airlines SA SP ADR(b)	1,240	16,405
Southwest Airlines Co.	4,985	66,001
TAM SA ADR	396	9,346

		159,296
APPAREL—0.35%
Carter’s Inc.(a)	585	8,272
Coach Inc.(a)	2,356	83,803
Gildan Activewear Inc.(a)	743	19,117
Guess? Inc.	390	14,929
Hanesbrands Inc.(a)	631	22,098
Hartmarx Corp.(a)	566	1,494
Liz Claiborne Inc.	845	14,948
Nike Inc. Class B	2,231	149,031
Phillips-Van Heusen Corp.	381	16,082
Polo Ralph Lauren Corp.	341	21,180
Quiksilver Inc.(a)	1,054	10,255
VF Corp.	558	41,504
Wolverine World Wide Inc.	595	17,100

		419,813
AUTO MANUFACTURERS—1.69%
Daimler AG	5,919	458,249
Ford Motor Co.(a)	14,357	118,589
General Motors Corp.	3,130	72,616
Honda Motor Co. Ltd. SP ADR	11,405	362,109
Oshkosh Corp.	529	21,477
Tata Motors Ltd. SP ADR	1,629	26,944
Toyota Motor Corp. SP ADR	9,428	956,942

		2,016,926
AUTO PARTS & EQUIPMENT—0.31%
American Axle & Manufacturing Holdings Inc.	460	9,264
ArvinMeritor Inc.	744	11,115
Autoliv Inc.	530	32,457
BorgWarner Inc.	744	36,568
Goodyear Tire & Rubber Co. (The)(a)	1,569	42,018
Johnson Controls Inc.	3,624	127,782
Magna International Inc. Class A	624	46,569
Modine Manufacturing Co.	700	12,299
Superior Industries International Inc.	174	3,534
Tenneco Inc.(a)	374	9,567
TRW Automotive Holdings Corp.(a)	316	8,077
Visteon Corp.(a)	2,545	11,045
WABCO Holdings Inc.	371	17,719

		368,014
BANKS—9.86%
Allied Irish Banks PLC SP ADR	3,043	129,723
Banco Bilbao Vizcaya Argentaria SA SP ADR	22,385	513,064
Banco de Chile ADR	158	8,091
Banco Latinoamericano de Exportaciones SA Class E	682	12,822
Banco Santander Chile SA ADR	219	11,502
Banco Santander SA SP ADR	39,171	826,116
BancorpSouth Inc.	750	18,022
Bank of America Corp.	28,376	1,065,235
Bank of Hawaii Corp.	341	18,697
Bank of Ireland SP ADR	1,634	90,589
Bank of Montreal	3,143	157,056
Bank of New York Mellon Corp. (The)	7,180	312,545

Bank of Nova Scotia	6,148	292,952
Barclays PLC SP ADR(c)	10,460	380,744
BB&T Corp.	3,540	121,387

Canadian Imperial Bank of Commerce	2,179	160,440
City National Corp.	279	13,537
Colonial BancGroup Inc. (The)	1,275	10,378
Comerica Inc.	1,020	35,425
Community Bank System Inc.	496	12,643
Credicorp Ltd.	216	17,358
Credit Suisse Group PLC SP ADR	6,526	348,162
Cullen/Frost Bankers Inc.	493	27,519
Deutsche Bank AG	3,129	373,728
Discover Financial Services LLC	3,067	55,850
F.N.B. Corp. (Pennsylvania)	850	13,141
First BanCorp (Puerto Rico)	552	5,680
HDFC Bank Ltd. ADR	522	58,882
HSBC Holdings PLC SP ADR	14,836	1,287,616
ICICI Bank Ltd. SP ADR	2,647	118,030
KeyCorp	2,604	62,835
Kookmin Bank SP ADR	2,072	144,522
Lloyds TSB Group PLC SP ADR	8,997	308,327
M&T Bank Corp.	491	45,776
Marshall & Ilsley Corp.	1,664	41,567
Mitsubishi UFJ Financial Group Inc. ADR	65,748	722,571
Mizuho Financial Group Inc. ADR(a)	37,488	389,875
National Bank of Greece SA ADR	14,594	158,491
National City Corp.	4,195	26,428
PNC Financial Services Group Inc. (The)	2,101	145,704
Regions Financial Corp.	4,719	103,440
Royal Bank of Canada	8,041	384,601
Royal Bank of Scotland Group PLC SP ADR(b)	57,234	392,625
Santander BanCorp	453	5,123
State Street Corp.	2,463	177,681
SunTrust Banks Inc.	2,248	125,326
Synovus Financial Corp.	2,012	23,822
TCF Financial Corp.	1,121	19,505
Toronto-Dominion Bank (The)	5,101	335,289
U.S. Bancorp	10,882	368,791
UnionBanCal Corp.	443	23,262
Valley National Bancorp	701	13,452
Wachovia Corp.	12,677	369,535
Webster Financial Corp.	488	12,712
Wells Fargo & Co.	19,926	592,798
Westpac Banking Corp. SP ADR	2,368	274,593
Wilmington Trust Corp.	491	16,144

		11,781,729
BEVERAGES—1.95%
Anheuser-Busch Companies Inc.	4,591	225,877
Brown-Forman Corp. Class B	372	25,303
Coca-Cola Co. (The)	13,347	785,738
Coca-Cola Enterprises Inc.	1,728	38,880
Coca-Cola FEMSA SAB de CV SP ADR	220	11,471
Coca-Cola Hellenic Bottling Co. SA ADR	1,120	50,120
Compania Cervecerias Unidas SA ADR	302	11,011
Constellation Brands Inc. Class A(a)	1,332	24,456
Cott Corp.(a)	988	2,954
Diageo PLC SP ADR	4,069	333,251
Embotelladora Andina SA Class A ADR	372	7,161
Embotelladora Andina SA Class B ADR	382	8,286
Molson Coors Brewing Co. Class B	1,005	55,114
Pepsi Bottling Group Inc.	933	31,451
PepsiAmericas Inc.	527	13,544
PepsiCo Inc.	10,142	695,031
Vina Concha y Toro SA SP ADR	252	10,143

		2,329,791

BIOTECHNOLOGY—0.23%
Celera Group(a)	992	13,273
Charles River Laboratories International Inc.(a)	527	30,592
Enzo Biochem Inc.(a)	680	5,562
Genentech Inc.(a)	2,903	197,985
Millipore Corp.(a)	338	23,694

		271,106
BUILDING MATERIALS—0.43%
Cemex SAB de CV SP ADR(a)	5,121	141,596
Comfort Systems USA Inc.	592	8,051
CRH PLC SP ADR	3,566	137,719
Eagle Materials Inc.	404	14,657
Lennox International Inc.	374	12,394
Martin Marietta Materials Inc.(b)	310	33,908
Masco Corp.	3,036	55,286
NCI Building Systems Inc.(a)	292	7,049
Owens Corning(a)	832	17,564
Quanex Building Products Corp.(a)	316	5,372
Simpson Manufacturing Co. Inc.(b)	248	6,545
Texas Industries Inc.	220	17,030
Trane Inc.	1,116	51,905

		509,076
CHEMICALS—1.88%
Agrium Inc.	1,003	79,237
Air Products and Chemicals Inc.	1,224	120,478
Airgas Inc.	403	19,396
Albemarle Corp.	432	16,161
Arch Chemicals Inc.	152	5,179
Ashland Inc.	432	22,905
Cabot Corp.	403	11,751
Celanese Corp. Class A	930	41,617
CF Industries Holdings Inc.	331	44,255
Chemtura Corp.	2,010	13,909
Cytec Industries Inc.	216	12,746
Dow Chemical Co. (The)	6,035	242,305
E.I. du Pont de Nemours and Co.	5,632	275,461
Eastman Chemical Co.	496	36,456
Ecolab Inc.	939	43,156
Ferro Corp.	248	4,360
FMC Corp.	432	27,121
Georgia Gulf Corp.	1,207	7,254
H.B. Fuller Co.	372	8,586
Hercules Inc.	651	12,239
Huntsman Corp.	712	16,013
International Flavors & Fragrances Inc.	502	22,896
Lubrizol Corp.	445	25,952
Minerals Technologies Inc.	167	11,313
Mosaic Co. (The)(a)	904	110,749
Nova Chemicals Corp.	558	14,062
Olin Corp.	432	8,713
OM Group Inc.(a)	233	12,759
PolyOne Corp.(a)	1,233	9,100
Potash Corp. of Saskatchewan	1,839	338,284
PPG Industries Inc.	1,004	61,615
Praxair Inc.	1,957	178,694
Rohm and Haas Co.	930	49,708
RPM International Inc.	744	16,591
Sensient Technologies Corp.	572	17,028

Sherwin-Williams Co. (The)	684	37,839
Sinopec Shanghai Petrochemical Co. Ltd. SP ADR	152	6,012
Sociedad Quimica y Minera de Chile SA SP ADR	680	19,387

Spartech Corp.	787	7,036
Syngenta AG ADR	3,004	177,777
Terra Industries Inc.(a)	532	20,142
Tronox Inc. Class B	1,076	3,217
Valspar Corp. (The)	692	15,210
W.R. Grace & Co.(a)	586	14,861
Westlake Chemical Corp.	479	8,004
Zep Inc.	139	2,060

		2,249,594
COAL—0.32%
Alpha Natural Resources Inc.(a)	580	28,217
Arch Coal Inc.	967	55,467
CONSOL Energy Inc.	1,178	95,371
Foundation Coal Holdings Inc.	305	18,294
Massey Energy Co.	653	34,171
Patriot Coal Corp.(a)	336	22,193
Peabody Energy Corp.	1,784	109,056
Yanzhou Coal Mining Co. Ltd. SP ADR	186	17,238

		380,007
COMMERCIAL SERVICES—1.19%
Aaron Rents Inc.	520	12,948
ABM Industries Inc.	248	5,193
Accenture Ltd.	3,661	137,471
Advance America Cash Advance Centers Inc.	792	6,978
Alliance Data Systems Corp.(a)	570	32,724
AMN Healthcare Services Inc.(a)	268	3,910
Arbitron Inc.	317	15,165
Avis Budget Group Inc.(a)	952	12,643
Bowne & Co. Inc.	400	6,656
Chemed Corp.	253	8,627
ChoicePoint Inc.(a)	558	26,979
Consolidated Graphics Inc.(a)	127	7,388
Convergys Corp.(a)	1,172	18,424
Corrections Corp. of America(a)	932	23,766
DeVry Inc.	392	22,344
Dollar Thrifty Automotive Group Inc.(a)	328	4,326
Equifax Inc.	899	34,405
FTI Consulting Inc.(a)	279	17,856
Gartner Inc.(a)	527	12,079
GEO Group Inc. (The)(a)	528	13,966
H&R Block Inc.	2,288	50,039
HealthSpring Inc.(a)	628	10,576
Hertz Global Holdings Inc.(a)	932	11,986
Hewitt Associates Inc. Class A(a)	599	24,559
Hillenbrand Inc.(a)	396	7,540
Interactive Data Corp.	216	5,828
Iron Mountain Inc.(a)	1,116	30,657
ITT Educational Services Inc.(a)	279	21,388
Jackson Hewitt Tax Service Inc.	192	2,863
Korn/Ferry International(a)	476	8,882
Landauer Inc.	180	9,585
Live Nation Inc.(a)	858	11,832
Manpower Inc.	558	37,459
MAXIMUS Inc.	220	8,342
McKesson Corp.	1,866	97,256
Midas Inc.(a)	218	3,386
Moody’s Corp.	1,493	55,181
MPS Group Inc.(a)	1,122	12,039
New Oriental Education & Technology Group Inc. ADR(a)	184	13,811
PHH Corp.(a)	612	12,014
Pre-Paid Legal Services Inc.(a)	94	4,112
Quanta Services Inc.(a)	1,148	30,468

R.R. Donnelley & Sons Co.	1,364	41,793
Robert Half International Inc.	1,121	26,568
Rollins Inc.	370	5,894
SAIC Inc.(a)	1,011	19,209
Service Corp. International	1,921	21,342
Sotheby’s Holdings Inc. Class A	473	13,102
Spherion Corp.(a)	1,023	5,054
TrueBlue Inc.(a)	467	5,945
United Rentals Inc.(a)	646	12,171
Viad Corp.	152	4,782
Visa Inc. Class A(a)	2,593	216,386
Volt Information Sciences Inc.(a)	368	4,909
Watson Wyatt Worldwide Inc.	348	20,400
Weight Watchers International Inc.	279	12,795
Western Union Co.	4,916	113,068

		1,417,069
COMPUTERS—2.08%
Affiliated Computer Services Inc. Class A(a)	665	35,225
CGI Group Inc.(a)	2,168	25,040
CIBER Inc.(a)	676	4,232
Computer Sciences Corp.(a)	1,092	47,600
Diebold Inc.	558	21,874
DST Systems Inc.(a)(b)	396	23,697
Electronic Data Systems Corp.	3,314	61,508
EMC Corp.(a)	13,329	205,267
FactSet Research Systems Inc.	247	14,827
Hewlett-Packard Co.	16,196	750,685
International Business Machines Corp.	8,610	1,039,227
NCR Corp.(a)	1,240	30,541
Perot Systems Corp. Class A(a)	876	13,701
Quantum Corp.(a)	3,560	6,230
Seagate Technology	3,482	65,705
TDK Corp. SP ADR	837	57,502
Teradata Corp.(a)	1,240	26,400
Tyler Technologies Inc.(a)	499	7,221
Unisys Corp.(a)	3,456	14,377
Western Digital Corp.(a)	1,410	40,876

		2,491,735
COSMETICS & PERSONAL CARE—1.40%
Avon Products Inc.	2,759	107,656
Colgate-Palmolive Co.	3,304	233,593
Estee Lauder Companies Inc. (The) Class A	763	34,800
Procter & Gamble Co. (The)	19,389	1,300,032

		1,676,081
DISTRIBUTION & WHOLESALE—0.13%
Corporate Express NV SP ADR	1,296	14,982
Genuine Parts Co.	1,019	43,267
Ingram Micro Inc. Class A(a)	1,019	17,333
Owens & Minor Inc.	248	11,239
W.W. Grainger Inc.	469	40,667
Watsco Inc.	236	10,707
WESCO International Inc.(a)	370	13,768

		151,963
DIVERSIFIED FINANCIAL SERVICES—4.72%
Affiliated Managers Group Inc.(a)	216	21,457
American Express Co.	6,493	311,794
Ameriprise Financial Inc.	1,397	66,344

BlackRock Inc.	124	25,022
Capital One Financial Corp.	2,377	125,981
Citigroup Inc.	32,883	830,953

CME Group Inc.	329	150,501
Doral Financial Corp.(a)(b)	341	6,077
Eaton Vance Corp.	964	35,282
Federal Home Loan Mortgage Corp.	4,136	103,028
Federal National Mortgage Association	6,233	176,394
Federated Investors Inc. Class B	620	20,758
Financial Federal Corp.	338	7,892
First Marblehead Corp. (The)(b)	516	1,909
Franklin Resources Inc.	1,074	102,191
Friedman, Billings, Ramsey Group Inc. Class A	3,319	8,264
GAMCO Investors Inc. Class A	128	5,889
Goldman Sachs Group Inc. (The)	2,238	428,286
IntercontinentalExchange Inc.(a)	458	71,059
Invesco Ltd.	2,919	74,872
Investment Technology Group Inc.(a)	302	14,575
Janus Capital Group Inc.	1,093	30,670
Jefferies Group Inc.	942	17,710
JPMorgan Chase & Co.	21,289	1,014,421
Lazard Ltd. Class A	320	12,525
Legg Mason Inc.	859	51,781
Lehman Brothers Holdings Inc.	3,357	148,514
Merrill Lynch & Co. Inc.	5,879	292,951
Morgan Stanley	6,323	307,298
National Financial Partners Corp.	313	8,426
Nomura Holdings Inc. ADR	12,088	210,452
NYMEX Holdings Inc.	366	33,892
NYSE Euronext Inc.	1,420	93,862
ORIX Corp. SP ADR	1,148	104,192
Petrobras Energia Participaciones SA SP ADR	1,185	14,350
Raymond James Financial Inc.	558	16,054
Ritchie Bros. Auctioneers Inc.	729	18,189
Shinhan Financial Group Co. Ltd. ADR	1,148	133,329
SLM Corp.(a)	3,173	58,796
Student Loan Corp. (The)	31	3,943
SWS Group Inc.	316	4,146
UBS AG Registered(a)	12,800	429,952
Waddell & Reed Financial Inc. Class A	748	25,327
Woori Finance Holdings Co. Ltd. ADR	340	20,159

		5,639,467
ELECTRIC—2.97%
AES Corp. (The)(a)	4,128	71,662
Allegheny Energy Inc.	1,129	60,740
ALLETE Inc.	259	10,818
Alliant Energy Corp.	672	25,314
Ameren Corp.	1,206	54,704
American Electric Power Co. Inc.	2,372	105,862
Aquila Inc.(a)	3,279	11,804
Avista Corp.	493	10,121
Black Hills Corp.	247	9,635
CenterPoint Energy Inc.	1,736	26,422
Central Vermont Public Service Corp.	228	5,312
CH Energy Group Inc.	309	10,926
Cleco Corp.	495	11,885
CMS Energy Corp.	1,488	21,695
Consolidated Edison Inc.	1,576	65,562
Constellation Energy Group Inc.	1,147	97,094
Dominion Resources Inc.	3,478	150,910
DPL Inc.	679	18,897
DTE Energy Co.	982	39,584
Duke Energy Corp.	7,749	141,884
Dynegy Inc. Class A(a)	3,286	28,325
Edison International	1,899	99,071
El Paso Electric Co.(a)	245	5,530

Empire District Electric Co. (The)	646	13,456
Empresa Nacional de Electricidad SA SP ADR	740	34,876
Energy East Corp.	930	21,204
Enersis SA SP ADR	1,923	36,306
Entergy Corp.	1,163	133,582
Exelon Corp.	4,093	349,870
FirstEnergy Corp.	1,886	142,657
FPL Group Inc.	2,305	152,798
Great Plains Energy Inc.	683	17,512
Hawaiian Electric Industries Inc.	496	12,226
Huaneng Power International Inc. SP ADR	645	21,704
IDACORP Inc.	374	12,133
Integrys Energy Group Inc.	409	19,587
Korea Electric Power Corp. SP ADR	3,195	52,494
MDU Resources Group Inc.	1,334	38,513
Mirant Corp.(a)(b)	1,448	59,527
National Grid PLC SP ADR	3,442	243,521
Northeast Utilities	1,208	31,795
NRG Energy Inc.(a)	1,598	70,232
NSTAR	524	16,878
OGE Energy Corp.	687	22,458
Pepco Holdings Inc.	1,334	33,230
PG&E Corp.	2,095	83,800
Pinnacle West Capital Corp.	589	19,991
PNM Resources Inc.	617	8,940
PPL Corp.	2,480	119,090
Progress Energy Inc.	1,478	62,061
Public Service Enterprise Group Inc.	3,106	136,384
Puget Energy Inc.	749	20,380
Reliant Energy Inc.(a)	2,451	63,089
SCANA Corp.	550	21,686
Sierra Pacific Resources Corp.	1,895	25,829
Southern Co. (The)	4,857	180,826
TECO Energy Inc.	1,209	19,356
TransAlta Corp.	1,431	48,311
UIL Holdings Corp.	430	13,459
UniSource Energy Corp.	380	11,871
Westar Energy Inc.	624	14,471
Wisconsin Energy Corp.	667	31,656
Xcel Energy Inc.	2,542	52,874

		3,554,390
ELECTRICAL COMPONENTS & EQUIPMENT—0.44%
AMETEK Inc.	651	31,587
Belden Inc.	310	10,459
C&D Technologies Inc.(a)	1,156	6,381
Emerson Electric Co.	4,842	253,043
Energizer Holdings Inc.(a)	366	28,936
General Cable Corp.(a)	417	27,939
GrafTech International Ltd.(a)	626	12,301
Hitachi Ltd. SP ADR	2,112	142,116
Hubbell Inc. Class B	310	13,866

		526,628
ELECTRONICS—1.01%
Agilent Technologies Inc.(a)	2,576	77,821
Amphenol Corp. Class A	1,120	51,722
Applied Biosystems Group	1,180	37,654
Arrow Electronics Inc.(a)	712	19,374
AU Optronics Corp. SP ADR	4,623	90,241
Avnet Inc.(a)	936	24,514
AVX Corp.	883	11,629
Benchmark Electronics Inc.(a)	708	12,588
Brady Corp. Class A	463	15,719

Celestica Inc.(a)	2,913	27,295
Checkpoint Systems Inc.(a)	219	5,679
CTS Corp.	911	10,249
KEMET Corp.(a)	1,026	4,176
Koninklijke Philips Electronics NV NYS	6,829	256,497
Kyocera Corp. SP ADR	1,176	107,286
LG Display Co. Ltd. ADR	1,985	43,213
Mettler-Toledo International Inc.(a)	279	26,578
Park Electrochemical Corp.	214	5,799
PerkinElmer Inc.	744	19,761
Technitrol Inc.	351	7,371
Thermo Fisher Scientific Inc.(a)	2,675	154,802
Thomas & Betts Corp.(a)	372	13,935
Tyco Electronics Ltd.	3,217	120,348
Vishay Intertechnology Inc.(a)	1,594	15,063
Waters Corp.(a)	699	42,961
Watts Water Technologies Inc. Class A	348	9,351

		1,211,626
ENERGY - ALTERNATE SOURCES—0.04%
Aventine Renewable Energy Holdings Inc.(a)	866	3,802
Headwaters Inc.(a)(b)	754	8,618
LDK Solar Co. Ltd. SP ADR(a)	228	7,237
Suntech Power Holdings Co. Ltd. ADR(a)	656	29,343
VeraSun Energy Corp.(a)(b)	782	4,880

		53,880
ENGINEERING & CONSTRUCTION—0.73%
ABB Ltd. SP ADR	14,375	440,881
AECOM Technology Corp.(a)	661	18,151
Chicago Bridge & Iron Co. NV NYS	620	24,701
Dycom Industries Inc.(a)	460	6,615
EMCOR Group Inc.(a)	493	12,355
Empresas ICA Sociedad Controladora SA de CV SP ADR(a)	913	22,168
Fluor Corp.	558	85,301
Granite Construction Inc.	438	15,023
Grupo Aeroportuario del Sureste SA de CV Series B ADR	193	10,814
Jacobs Engineering Group Inc.(a)	802	69,237
KBR Inc.	1,266	36,511
McDermott International Inc.(a)	1,499	80,316
Shaw Group Inc. (The)(a)	493	24,364
URS Corp.(a)	725	29,246

		875,683
ENTERTAINMENT—0.11%
DreamWorks Animation SKG Inc. Class A(a)	472	13,197
International Game Technology Inc.	2,121	73,684
Pinnacle Entertainment Inc.(a)	340	5,277
Regal Entertainment Group Class A	544	10,314
Speedway Motorsports Inc.	187	4,869
Vail Resorts Inc.(a)	247	12,061
Warner Music Group Corp.	1,677	14,573

		133,975
ENVIRONMENTAL CONTROL—0.19%
Allied Waste Industries Inc.(a)	2,280	28,181
Mine Safety Appliances Co.	215	7,992
Nalco Holding Co.	1,057	24,300
Republic Services Inc.	1,159	36,845
Waste Connections Inc.(a)	473	15,169
Waste Management Inc.	3,138	113,282

		225,769

FOOD—1.92%
Cadbury Schweppes PLC SP ADR	3,380	155,818
Campbell Soup Co.	1,502	52,270
ConAgra Foods Inc.	3,144	74,073
Corn Products International Inc.	432	20,036
Del Monte Foods Co.	1,271	11,464
Distribucion y Servicio D&S SA ADR	324	8,139
Flowers Foods Inc.	648	16,777
General Mills Inc.	2,020	122,008
Gruma SAB de CV SP ADR	216	2,350
H.J. Heinz Co.	1,915	90,062
Hershey Co. (The)	1,109	41,454
Hormel Foods Corp.	465	18,326
J.M. Smucker Co. (The)	460	22,945
Kellogg Co.	1,384	70,819
Kraft Foods Inc.	9,027	285,524
Kroger Co. (The)	4,039	110,063
McCormick & Co. Inc. NVS	775	29,287
Pilgrim’s Pride Corp.	305	7,372
Ralcorp Holdings Inc.(a)	185	11,292
Ruddick Corp.	248	9,598
Safeway Inc.	2,640	83,424
Sara Lee Corp.	4,517	65,542
Smithfield Foods Inc.(a)	775	22,227
SUPERVALU Inc.	1,422	47,068
Sysco Corp.	3,947	120,660
Tootsie Roll Industries Inc.(b)	393	9,562
TreeHouse Foods Inc.(a)	432	9,793
Tyson Foods Inc. Class A	1,754	31,221
Unilever NV NYS	10,032	336,473
Unilever PLC SP ADR	8,227	276,345
Weis Markets Inc.	62	1,904
Wimm-Bill-Dann Foods OJSC ADR	173	21,054
Wm. Wrigley Jr. Co.	1,421	108,223

		2,293,173
FOREST PRODUCTS & PAPER—0.30%
AbitibiBowater Inc.(b)	681	6,721
Buckeye Technologies Inc.(a)	216	1,864
Deltic Timber Corp.	216	11,394
Domtar Corp.(a)	2,719	16,232
International Paper Co.	2,560	66,995
MeadWestvaco Corp.	1,224	32,191
Neenah Paper Inc.	93	2,137
P.H. Glatfelter Co.	598	8,725
Plum Creek Timber Co. Inc.	1,178	48,110
Potlatch Corp.	429	19,223
Rayonier Inc.	465	19,544
Rock-Tenn Co. Class A	152	5,157
Sappi Ltd. SP ADR	1,332	17,929
Schweitzer-Mauduit International Inc.	93	2,058
Temple-Inland Inc.	683	7,971
Weyerhaeuser Co.	1,401	89,496

		355,747
GAS—0.26%
AGL Resources Inc.	372	12,648
Atmos Energy Corp.	467	12,927
Energen Corp.	432	29,480
Laclede Group Inc. (The)	213	8,056
New Jersey Resources Corp.	354	11,275
Nicor Inc.	387	13,591
NiSource Inc.	1,674	29,965
Northwest Natural Gas Co.	264	11,846

Piedmont Natural Gas Co.	432	11,357
Sempra Energy	1,365	77,355
South Jersey Industries Inc.	493	17,999
Southern Union Co.	687	17,601
Southwest Gas Corp.	372	10,740
UGI Corp.	620	16,120
Vectren Corp.	496	14,027
WGL Holdings Inc.	310	10,168

		305,155
HAND & MACHINE TOOLS—0.13%
Baldor Electric Co.	185	5,994
Black & Decker Corp. (The)	438	28,746
Kennametal Inc.	432	15,021
Nidec Corp. ADR	2,726	51,712
Regal Beloit Corp.	211	7,826
Snap-On Inc.	341	20,225
Stanley Works (The)	527	25,422

		154,946
HEALTH CARE - PRODUCTS—2.54%
Alcon Inc.	487	76,946
Baxter International Inc.	3,946	245,915
Beckman Coulter Inc.	403	27,525
Becton, Dickinson and Co.	1,425	127,395
Boston Scientific Corp.(a)	9,232	123,063
C.R. Bard Inc.	628	59,139
Cantel Medical Corp.(a)	120	1,146
Cooper Companies Inc. (The)	337	11,795
Covidien Ltd.	3,217	150,202
Edwards Lifesciences Corp.(a)	372	20,616
Fresenius Medical Care AG & Co. KGaA	1,183	62,604
Haemonetics Corp.(a)	152	8,699
Hill-Rom Holdings Inc.	396	9,951
Invacare Corp.	348	6,278
Johnson & Johnson	17,805	1,194,537
Kinetic Concepts Inc.(a)	409	16,221
Luxottica Group SpA SP ADR	979	27,510
Medtronic Inc.	7,124	346,796
Mindray Medical International Ltd. ADR	336	11,424
ResMed Inc.(a)	575	24,794
Smith & Nephew PLC SP ADR	1,222	79,100
St. Jude Medical Inc.(a)	2,188	95,791
Steris Corp.	432	11,971
Stryker Corp.	1,997	129,466
Symmetry Medical Inc.(a)	360	5,051
Varian Medical Systems Inc.(a)	740	34,691
West Pharmaceutical Services Inc.	336	15,762
Zimmer Holdings Inc.(a)	1,501	111,314

		3,035,702
HEALTH CARE - SERVICES—0.86%
Aetna Inc.	3,113	135,727
Assisted Living Concepts Inc.(a)	463	3,385
Centene Corp.(a)	366	6,723
Community Health Systems Inc.(a)	792	29,724
Covance Inc.(a)	490	41,057
Coventry Health Care Inc.(a)	1,039	46,474
DaVita Inc.(a)	656	34,381
Health Management Associates Inc. Class A(a)	2,690	19,180
Health Net Inc.(a)	712	20,854
HealthSouth Corp.(a)	612	12,038
Humana Inc.(a)	1,205	57,587
Laboratory Corp. of America Holdings(a)	724	54,749

MDS Inc.(a)	1,020	20,308
Molina Healthcare Inc.(a)	93	2,309
Pediatrix Medical Group Inc.(a)	354	24,079
Quest Diagnostics Inc.	1,046	52,488
Sunrise Senior Living Inc.(a)	424	9,095
UnitedHealth Group Inc.	7,933	258,854
Universal Health Services Inc. Class B	327	20,483
WellPoint Inc.(a)	3,474	172,831

		1,022,326
HOLDING COMPANIES - DIVERSIFIED—0.85%
Berkshire Hathaway Inc. Class B(a)	205	913,685
Leucadia National Corp.	992	50,810
Tomkins PLC SP ADR	1,542	22,020
Walter Industries Inc.	402	27,883

		1,014,398
HOME BUILDERS—0.04%
Champion Enterprises Inc.(a)	1,335	13,777
Fleetwood Enterprises Inc.(a)(b)	1,729	5,965
Levitt Corp. Class A(a)	4,553	9,470
Monaco Coach Corp.	557	3,526
Thor Industries Inc.	376	11,400
Winnebago Industries Inc.	369	5,937

		50,075
HOME FURNISHINGS—0.57%
Furniture Brands International Inc.	549	7,439
Harman International Industries Inc.	432	17,656
Matsushita Electric Industrial Co. Ltd. SP ADR	13,631	318,556
Sony Corp. SP ADR	6,239	285,684
Thomson SA SP ADR	2,117	13,401
Whirlpool Corp.	477	34,716

		677,452
HOUSEHOLD PRODUCTS & WARES—0.33%
ACCO Brands Corp.(a)	558	7,767
American Greetings Corp. Class A	403	7,214
Avery Dennison Corp.	533	25,685
Blyth Inc.	510	8,588
Church & Dwight Co. Inc.	348	19,773
Clorox Co. (The)	832	44,096
Ennis Inc.	310	5,251
Fortune Brands Inc.	951	64,307
Jarden Corp.(a)	566	12,067
Kimberly-Clark Corp.	2,699	172,709
Scotts Miracle-Gro Co. (The) Class A	248	8,219
Tupperware Brands Corp.	498	19,621

		395,297
HOUSEWARES—0.04%
Newell Rubbermaid Inc.	1,767	36,277
Toro Co. (The)	310	13,141

		49,418
INSURANCE—5.17%
ACE Ltd.	1,947	117,385
Aegon NV ADR	8,655	137,961
Aflac Inc.	3,018	201,210
Alleghany Corp.(a)	53	18,258
Allianz SE ADR(a)	28,461	577,189
Allstate Corp. (The)	3,456	174,044
Ambac Financial Group Inc.	2,046	9,473
American Financial Group Inc.	556	15,246

American International Group Inc.	14,002	646,892
Aon Corp.	1,663	75,484
Arthur J. Gallagher & Co.	589	14,472
Aspen Insurance Holdings Ltd.	628	16,322
Assurant Inc.	656	42,640
Assured Guaranty Ltd.	465	11,760
AXA SP ADR	11,063	409,884
Axis Capital Holdings Ltd.	775	26,280
China Life Insurance Co. Ltd. ADR	2,986	195,882
Chubb Corp.	2,416	127,976
CIGNA Corp.	1,703	72,735
CNA Financial Corp.	335	8,981
Commerce Group Inc.	447	16,289
Conseco Inc.(a)	1,477	17,207
Delphi Financial Group Inc. Class A	310	8,438
Endurance Specialty Holdings Ltd.	373	13,849
Everest Re Group Ltd.	341	30,809
Fairfax Financial Holdings Ltd.	124	37,224
FBL Financial Group Inc. Class A	219	6,064
Fidelity National Financial Inc.	1,610	25,744
First American Corp.	563	18,466
Genworth Financial Inc. Class A	2,692	62,078
Hanover Insurance Group Inc. (The)	497	22,305
Hartford Financial Services Group Inc. (The)	1,956	139,404
HCC Insurance Holdings Inc.	656	16,190
Hilb Rogal & Hobbs Co.	320	9,258
Horace Mann Educators Corp.	279	4,721
ING Groep NV SP ADR	13,104	497,821
Kingsway Financial Services Inc.	372	5,108
Lincoln National Corp.	1,774	95,370
Loews Corp.	2,874	121,024
Manulife Financial Corp.	9,400	368,104
Markel Corp.(a)	63	27,367
Marsh & McLennan Companies Inc.	3,392	93,585
MBIA Inc.(b)	1,465	15,236
Mercury General Corp.	184	9,180
MetLife Inc.	2,683	163,261
Montpelier Re Holdings Ltd.	972	16,038
Nationwide Financial Services Inc. Class A	372	18,645
Old Republic International Corp.	1,968	28,241
PartnerRe Ltd.	341	25,227
Phoenix Companies Inc. (The)	589	7,657
Platinum Underwriters Holdings Ltd.	597	21,414
Primus Guaranty Ltd.(a)(b)	659	2,939
Principal Financial Group Inc.	1,710	91,759
ProAssurance Corp.(a)	245	12,968
Progressive Corp. (The)	3,932	71,523
Protective Life Corp.	403	17,176
Prudential Financial Inc.	2,778	210,322
Prudential PLC ADR	7,880	216,227
Reinsurance Group of America Inc.	180	9,356
RenaissanceRe Holdings Ltd.	472	24,280
RLI Corp.	124	5,952
Safeco Corp.	484	32,302
Security Capital Assurance Ltd.(b)	977	957
StanCorp Financial Group Inc.	372	19,061
Stewart Information Services Corp.	257	6,294
Sun Life Financial Services of Canada Inc.	3,547	172,171
Torchmark Corp.	486	31,464
Transatlantic Holdings Inc.	179	11,608
Travelers Companies Inc. (The)	3,961	199,634
Unitrin Inc.	279	10,585
Unum Group	2,408	55,890
W.R. Berkley Corp.	1,068	27,437

White Mountains Insurance Group Ltd.	61	29,042
Willis Group Holdings Ltd.	804	27,939
XL Capital Ltd. Class A	1,182	41,240
Zenith National Insurance Corp.	319	11,848

		6,181,372
INTERNET—0.03%
McAfee Inc.(a)	1,020	33,915

		33,915
IRON & STEEL—1.03%
AK Steel Holding Corp.	823	51,668
Allegheny Technologies Inc.	684	47,080
ArcelorMittal NYS	5,239	466,743
Carpenter Technology Corp.	370	18,974
Cleveland-Cliffs Inc.	310	49,724
Companhia Siderurgica Nacional SP ADR	2,468	106,494
Nucor Corp.	1,738	131,219
POSCO ADR	1,774	218,912
Reliance Steel & Aluminum Co.	488	29,661
United States Steel Corp.	750	115,462

		1,235,937
LEISURE TIME—0.19%
Carnival Corp.	2,663	106,973
Harley-Davidson Inc.	1,664	63,648
Polaris Industries Inc.(b)	279	12,987
Royal Caribbean Cruises Ltd.	979	31,230
WMS Industries Inc.(a)	350	12,666

		227,504
LODGING—0.27%
Boyd Gaming Corp.	339	6,356
Choice Hotels International Inc.	248	8,554
Gaylord Entertainment Co.(a)	341	10,100
InterContinental Hotels Group PLC SP ADR	2,035	32,621
Las Vegas Sands Corp.(a)	690	52,592
Marcus Corp.	124	2,057
Marriott International Inc. Class A	1,912	65,582
MGM MIRAGE(a)	806	41,227
Orient-Express Hotels Ltd.	309	14,384
Starwood Hotels & Resorts Worldwide Inc.	1,142	59,624
Wyndham Worldwide Corp.	1,175	25,239

		318,336
MACHINERY—0.79%
AGCO Corp.(a)	577	34,695
Albany International Corp. Class A	264	9,583
Applied Industrial Technologies Inc.	279	6,741
Briggs & Stratton Corp.	642	9,771
Cascade Corp.	124	5,363
Caterpillar Inc.	3,892	318,677
CNH Global NV	124	5,349
Cummins Inc.	1,186	74,303
Deere & Co.	2,746	230,856
Flowserve Corp.	341	42,315
Gardner Denver Inc.(a)	374	17,372
Graco Inc.	465	19,256
IDEX Corp.	414	15,190
Kadant Inc.(a)	93	2,425
Manitowoc Co. Inc. (The)	862	32,601
NACCO Industries Inc.	82	7,372
Rockwell Automation Inc.	861	46,692
Terex Corp.(a)	620	43,202

Wabtec Corp.	436	18,696

		940,459
MACHINERY - DIVERSIFIED—0.05%
Kubota Corp. SP ADR	1,580	55,000

		55,000
MANUFACTURING—3.90%
A.O. Smith Corp.	124	3,837
Acuity Brands Inc.	430	20,571
Ameron International Corp.	104	10,275
AptarGroup Inc.	432	19,073
Barnes Group Inc.	248	6,468
Blount International Inc.(a)	628	7,768
Brink’s Co. (The)	248	18,042
Carlisle Companies Inc.	372	10,743
CLARCOR Inc.	310	13,008
Cooper Industries Ltd.	1,176	49,851
Crane Co.	372	15,230
Danaher Corp.	1,479	115,392
Donaldson Co. Inc.	496	21,596
Dover Corp.	1,269	62,777
Eastman Kodak Co.	2,041	36,513
Eaton Corp.	961	84,414
EnPro Industries Inc.(a)(b)	124	4,501
Federal Signal Corp.	896	12,436
General Electric Co.	62,866	2,055,718
Harsco Corp.	496	29,428
Hexcel Corp.(a)	740	16,561
Honeywell International Inc.	4,285	254,529
Illinois Tool Works Inc.	2,821	147,510
Ingersoll-Rand Co. Ltd. Class A	1,802	79,973
ITT Industries Inc.	1,178	75,392
Leggett & Platt Inc.	1,421	23,589
Myers Industries Inc.	185	2,327
Pall Corp.	806	28,025
Parker Hannifin Corp.	1,067	85,200
Pentair Inc.	620	22,835
Roper Industries Inc.	683	42,428
Siemens AG SP ADR	5,430	643,183
SPX Corp.	381	46,863
Teleflex Inc.	216	11,899
Textron Inc.	1,587	96,823
3M Co.	4,022	309,292
Tredegar Corp.	552	9,020
Trinity Industries Inc.(b)	628	19,091
Tyco International Ltd.	3,074	143,832

		4,656,013
MEDIA—1.86%
A. H. Belo Corp. Class A(a)	191	1,862
Belo Corp. Class A	954	9,635
British Sky Broadcasting Group PLC SP ADR	1,704	73,272
Cablevision Systems Corp.(a)	1,482	34,086
CBS Corp. Class B	3,871	89,304
Citadel Broadcasting Corp.	4,254	5,785
Clear Channel Communications Inc.	2,809	84,691
Corus Entertainment Inc. Class B	496	9,573
E.W. Scripps Co. Class A	496	22,275
Entravision Communications Corp.(a)	653	4,564
Gannett Co. Inc.	1,421	40,669
Grupo Televisa SA SP ADR	3,067	75,694
Hearst-Argyle Television Inc.	446	9,241
Idearc Inc.	928	3,062

John Wiley & Sons Inc. Class A	376	17,315
McGraw-Hill Companies Inc. (The)	2,123	87,022
Media General Inc. Class A	585	8,588
Meredith Corp.	248	8,038
News Corp. Class A	11,782	210,898
News Corp. Class B	3,181	58,848
Pearson PLC SP ADR	5,115	67,365
Reed Elsevier NV SP ADR	1,940	72,944
Reed Elsevier PLC SP ADR	1,922	97,253
Rogers Communications Inc. Class B	3,097	138,188
Shaw Communications Inc. Class B	2,542	53,967
Sun-Times Media Group Inc. Class A(a)	3,186	2,230
Thomson Reuters Corp.(b)	1,100	41,360
Time Warner Cable Inc. Class A(a)	1,030	28,840
Time Warner Inc.	23,497	348,930
Viacom Inc. Class B(a)	3,452	132,695
Walt Disney Co. (The)	11,095	359,811
Washington Post Co. (The) Class B	43	28,191

		2,226,196
METAL FABRICATE & HARDWARE—0.24%
CIRCOR International Inc.	93	4,480
Commercial Metals Co.	807	25,130
Kaydon Corp.	256	13,407
Mueller Industries Inc.	397	12,851
Mueller Water Products Inc. Class A	819	6,593
Precision Castparts Corp.	879	103,335
Tenaris SA ADR	1,540	81,635
Timken Co. (The)	616	22,268
Valmont Industries Inc.	124	12,209
Worthington Industries Inc.	432	7,780

		289,688
MINING—3.47%
Agnico-Eagle Mines Ltd.	1,084	67,696
Alcoa Inc.	5,255	182,769
Alumina Ltd. SP ADR	1,860	40,288
Aluminum Corp. of China Ltd. ADR	736	31,516
AMCOL International Corp.	152	4,514
AngloGold Ashanti Ltd. SP ADR	1,612	55,001
Barrick Gold Corp.	5,759	222,413
BHP Billiton Ltd. SP ADR	10,604	855,319
BHP Billiton PLC ADR	7,152	515,516
Cameco Corp.	2,231	78,063
Coeur d’Alene Mines Corp.(a)	5,054	15,516
Companhia Vale do Rio Doce ADR	7,666	299,587
Compania de Minas Buenaventura SA ADR	690	43,173
Compass Minerals International Inc.	276	17,388
Freeport-McMoRan Copper & Gold Inc.	2,438	277,322
Gold Fields Ltd. SP ADR	2,453	33,115
Goldcorp Inc.	4,697	167,777
Hecla Mining Co.(a)	1,301	13,348
IAMGOLD Corp.	3,266	19,531
Kinross Gold Corp.	4,258	80,519
Newmont Mining Corp.	2,874	127,060
Rio Tinto PLC SP ADR	1,563	734,610
RTI International Metals Inc.(a)	189	7,785
Southern Copper Corp.	493	56,577
Stillwater Mining Co.(a)(b)	525	7,444
Teck Cominco Ltd. Class B	2,201	96,118
Titanium Metals Corp.	678	10,333
Vulcan Materials Co.	659	45,352
Yamana Gold Inc.	3,450	44,229

		4,149,879

OFFICE & BUSINESS EQUIPMENT—0.44%
Canon Inc. SP ADR	7,508	375,175
IKON Office Solutions Inc.	930	10,183
Pitney Bowes Inc.	1,585	57,234
Xerox Corp.	6,110	85,357

		527,949
OFFICE FURNISHINGS—0.01%
Steelcase Inc. Class A	618	6,847

		6,847
OIL & GAS—14.22%
Anadarko Petroleum Corp.	2,927	194,821
Apache Corp.	2,035	274,074
Atwood Oceanics Inc.(a)	239	24,065
Berry Petroleum Co. Class A	410	20,303
BP PLC SP ADR	19,844	1,444,445
Cabot Oil & Gas Corp.	680	38,740
Canadian Natural Resources Ltd.	3,370	286,450
Chesapeake Energy Corp.	3,039	157,116
Chevron Corp.	13,085	1,258,123
China Petroleum & Chemical Corp. ADR	1,119	120,304
Cimarex Energy Co.	654	40,744
CNOOC Ltd. ADR	948	168,317
Comstock Resources Inc.(a)	381	17,332
ConocoPhillips	9,124	786,033
Denbury Resources Inc.(a)	1,625	49,660
Devon Energy Corp.	2,563	290,644
Diamond Offshore Drilling Inc.	403	50,540
EnCana Corp.	4,644	375,282
Encore Acquisition Co.(a)	537	24,503
Eni SpA SP ADR	7,604	585,660
ENSCO International Inc.	961	61,245
EOG Resources Inc.	1,550	202,244
Exxon Mobil Corp.	33,782	3,144,091
Forest Oil Corp.(a)	528	31,115
Frontier Oil Corp.	746	18,538
Helmerich & Payne Inc.	672	36,120
Hess Corp.	1,844	195,833
Marathon Oil Corp.	4,489	204,564
Mariner Energy Inc.(a)	855	23,564
Murphy Oil Corp.	1,116	100,819
Nabors Industries Ltd.(a)	1,701	63,856
Newfield Exploration Co.(a)	758	46,056
Nexen Inc.	2,877	100,148
Noble Corp.	1,734	97,590
Noble Energy Inc.	1,024	89,088
Occidental Petroleum Corp.	5,179	430,945
Parker Drilling Co.(a)	1,546	12,399
Penn Virginia Corp.	325	17,062
Penn West Energy Trust	738	22,265
Petro-Canada	3,043	152,515
PetroChina Co. Ltd. ADR	1,220	184,391
Petrohawk Energy Corp.(a)	1,490	35,224
Petroleo Brasileiro SA ADR	3,575	434,076
Pioneer Natural Resources Co.	810	46,761
Plains Exploration & Production Co.(a)	804	50,073
Pride International Inc.(a)	959	40,710
Quicksilver Resources Inc.(a)	876	36,345
Range Resources Corp.	1,044	69,301

Repsol YPF SA SP ADR	4,924	199,767
Rowan Companies Inc.	827	32,245
Royal Dutch Shell PLC Class A ADR	11,209	900,195

Royal Dutch Shell PLC Class B ADR	8,703	693,629
Sasol Ltd. SP ADR	3,084	174,709
Southwestern Energy Co.(a)	2,160	91,390
St. Mary Land & Exploration Co.	568	24,833
StatoilHydro ASA SP ADR	5,906	213,620
Stone Energy Corp.(a)	309	18,830
Suncor Energy Inc.	2,898	326,576
Sunoco Inc.	794	36,850
Swift Energy Co.(a)(b)	315	16,424
Talisman Energy Inc.	6,569	133,876
Tesoro Corp.	926	23,280
Total SA SP ADR	13,318	1,118,712
Transocean Inc.(a)	1,996	294,330
Ultra Petroleum Corp.(a)	947	78,667
Unit Corp.(a)	248	15,750
VAALCO Energy Inc.(a)	1,061	6,875
Valero Energy Corp.	3,534	172,636
W&T Offshore Inc.	456	18,650
Whiting Petroleum Corp.(a)	393	30,072
XTO Energy Inc.	3,180	196,715
YPF SA SP ADR	417	18,273

		16,990,998
OIL & GAS SERVICES—1.77%
Baker Hughes Inc.	1,991	161,032
BJ Services Co.	1,784	50,434
Cameron International Corp.(a)	1,364	67,150
Compagnie Generale de Geophysique-Veritas SP ADR(a)	891	44,737
Complete Production Services Inc.(a)	591	15,963
Core Laboratories NV(a)	141	17,664
Dril-Quip Inc.(a)	268	15,319
Exterran Holdings Inc.(a)	466	31,124
FMC Technologies Inc.(a)	868	58,330
Halliburton Co.	5,714	262,330
Helix Energy Solutions Group Inc.(a)	597	20,626
ION Geophysical Corp.(a)	990	15,771
National Oilwell Varco Inc.(a)	2,620	179,314
Newpark Resources Inc.(a)	1,826	10,025
Oceaneering International Inc.(a)	310	20,702
Oil States International Inc.(a)	455	22,777
Schlumberger Ltd.	7,480	752,114
SEACOR Holdings Inc.(a)	124	10,554
Smith International Inc.	1,300	99,463
Superior Energy Services Inc.(a)	525	23,299
Tetra Technologies Inc.(a)	488	7,935
Tidewater Inc.	341	22,240
Weatherford International Ltd.(a)	2,223	179,329
W-H Energy Services Inc.(a)	231	17,854
Willbros Group Inc.(a)	409	14,761

		2,120,847
PACKAGING & CONTAINERS—0.20%
Ball Corp.	704	37,861
Bemis Co. Inc.	754	19,830
Crown Holdings Inc.(a)	1,293	34,704
Greif Inc. Class A	124	8,010
Intertape Polymer Group Inc.(a)	1,421	3,339
Owens-Illinois Inc.(a)	985	54,323
Packaging Corp. of America	403	8,858
Pactiv Corp.(a)	831	19,769
Sealed Air Corp.	1,116	28,224
Sonoco Products Co.	802	26,426

		241,344

PHARMACEUTICALS—5.42%
Abbott Laboratories	9,664	509,776
Allergan Inc.	1,939	109,301
Alpharma Inc. Class A(a)	414	10,189
AmerisourceBergen Corp.	1,121	45,457
AstraZeneca PLC SP ADR	9,302	390,498
Barr Pharmaceuticals Inc.(a)	733	36,819
Bristol-Myers Squibb Co.	12,611	277,064
Cardinal Health Inc.	2,318	120,698
Dr. Reddy’s Laboratories Ltd. ADR	1,169	17,851
Elan Corp. PLC SP ADR(a)	3,020	79,396
Eli Lilly and Co.	6,094	293,365
Forest Laboratories Inc.(a)	1,988	69,003
GlaxoSmithKline PLC SP ADR	17,295	762,882
Herbalife Ltd.	270	11,821
Hospira Inc.(a)	1,018	41,891
K-V Pharmaceutical Co. Class A(a)	463	11,316
Medco Health Solutions Inc.(a)	3,464	171,607
Medicis Pharmaceutical Corp. Class A	428	8,817
Merck & Co. Inc.	13,731	522,327
NBTY Inc.(a)	361	10,162
Novartis AG ADR	15,552	782,732
Novo-Nordisk A/S SP ADR	2,598	178,457
Pfizer Inc.	43,376	872,291
PharMerica Corp.(a)	522	8,890
Sanofi-Aventis ADR	13,660	527,003
Schering-Plough Corp.	10,504	193,379
Valeant Pharmaceuticals International(a)	684	9,084
Watson Pharmaceuticals Inc.(a)	860	26,694
Wyeth	8,491	377,595

		6,476,365
PIPELINES—0.59%
El Paso Corp.	4,492	76,993
Enbridge Inc.	2,076	85,490
Equitable Resources Inc.	806	53,494
National Fuel Gas Co.	385	19,704
ONEOK Inc.	620	29,834
Questar Corp.	1,174	72,823
Spectra Energy Corp.	4,095	101,146
TransCanada Corp.	3,265	119,956
Transportadora de Gas del Sur SA SP ADR(a)	1,446	6,145
Williams Companies Inc. (The)	3,868	137,314

		702,899
REAL ESTATE—0.20%
Brookfield Asset Management Inc. Class A	3,779	123,649
Brookfield Properties Corp.	1,624	32,691
Forest City Enterprises Inc. Class A	647	23,900
Forestar Real Estate Group Inc.(a)	469	11,678
Hilltop Holdings Inc.(a)	1,386	14,636
Jones Lang LaSalle Inc.	222	17,229
MI Developments Inc. Class A	552	14,921

		238,704
REAL ESTATE INVESTMENT TRUSTS—1.61%
Alesco Financial Inc.(b)	2,951	10,181
Alexandria Real Estate Equities Inc.	248	26,047
AMB Property Corp.	656	37,884
Annaly Capital Management Inc.	2,736	45,855
Anworth Mortgage Asset Corp.	468	3,126
Apartment Investment and Management Co. Class A	749	27,698
Ashford Hospitality Trust Inc.	1,095	6,340
AvalonBay Communities Inc.	465	46,384

BioMed Realty Trust Inc.	837	21,762
Boston Properties Inc.	683	68,635
BRE Properties Inc. Class A	310	14,864
Camden Property Trust	429	22,698
CapitalSource Inc.	1,300	18,265
CapLease Inc.	1,353	11,243
DCT Industrial Trust Inc.	1,719	17,190
Deerfield Capital Corp.	70	98
Developers Diversified Realty Corp.	721	30,967
Douglas Emmett Inc.	770	18,295
Duke Realty Corp.	1,076	26,276
EastGroup Properties Inc.	310	14,790
Entertainment Properties Trust	320	17,075
Equity Lifestyle Properties Inc.	197	9,740
Equity One Inc.	505	12,473
Equity Residential	1,871	77,684
Essex Property Trust Inc.	124	14,756
Extra Space Storage Inc.	436	7,338
Federal Realty Investment Trust	310	25,466
FelCor Lodging Trust Inc.	595	7,491
First Industrial Realty Trust Inc.(b)	404	12,205
General Growth Properties Inc.	1,486	60,867
Getty Realty Corp.	307	5,560
Glimcher Realty Trust	527	6,324
GMH Communities Trust	849	8,015
HCP Inc.	1,415	50,515
Health Care REIT Inc.	526	25,485
Highwoods Properties Inc.	341	11,949
Home Properties Inc.	372	19,556
Hospitality Properties Trust	403	12,948
Host Hotels & Resorts Inc.	2,784	47,885
HRPT Properties Trust	1,700	11,781
Inland Real Estate Corp.	527	8,511
iStar Financial Inc.	923	17,768
JER Investors Trust Inc.(b)	975	7,507
Kilroy Realty Corp.	185	9,679
Kimco Realty Corp.	1,438	57,391
LaSalle Hotel Properties	493	15,811
Lexington Realty Trust	740	10,656
Liberty Property Trust	496	17,375
Macerich Co. (The)	456	33,347
Maguire Properties Inc.	558	8,984
MFA Mortgage Investments Inc.	1,203	8,409
National Health Investors Inc.	248	7,586
National Retail Properties Inc.	579	13,265
Nationwide Health Properties Inc.	613	22,080
NorthStar Realty Finance Corp.(b)	988	10,246
Omega Healthcare Investors Inc.	839	14,682
Parkway Properties Inc.	402	15,943
Pennsylvania Real Estate Investment Trust	463	11,658
Post Properties Inc.	395	14,496
ProLogis	1,648	103,181
Public Storage	498	45,169
Ramco-Gershenson Properties Trust	223	5,011
Realty Income Corp.	740	19,469
Regency Centers Corp.	341	24,405
Saul Centers Inc.	184	9,182
Senior Housing Properties Trust	599	14,346
Simon Property Group Inc.	1,399	139,704
SL Green Realty Corp.	376	34,893
Sovran Self Storage Inc.	248	11,086
Strategic Hotels & Resorts Inc.	827	11,917
Sun Communities Inc.	437	8,500
Sunstone Hotel Investors Inc.	264	4,932

Tanger Factory Outlet Centers Inc.	527	21,259
Taubman Centers Inc.	310	17,568
UDR Inc.	1,089	27,530
Universal Health Realty Income Trust	371	12,443
U-Store-It Trust	1,125	13,579
Ventas Inc.	1,140	55,358
Vornado Realty Trust	880	81,919
Washington Real Estate Investment Trust	582	20,678
Weingarten Realty Investors	735	27,114

		1,928,348
RETAIL—3.50%
Abercrombie & Fitch Co. Class A	557	41,391
Advance Auto Parts Inc.	655	22,715
Aeropostale Inc.(a)(b)	429	13,638
American Eagle Outfitters Inc.	1,156	21,236
AnnTaylor Stores Corp.(a)	625	15,812
AutoNation Inc.(a)	946	15,145
AutoZone Inc.(a)	268	32,361
Barnes & Noble Inc.	469	15,139
Best Buy Co. Inc.	2,108	90,686
Big Lots Inc.(a)(b)	744	20,110
BJ’s Wholesale Club Inc.(a)	432	16,468
Blockbuster Inc. Class A(a)(b)	1,835	5,358
Brinker International Inc.	930	21,102
Brown Shoe Co. Inc.	497	8,290
Buckle Inc. (The)	93	4,518
Cabela’s Inc. Class A(a)(b)	394	5,331
CarMax Inc.(a)(b)	1,672	34,694
Cash America International Inc.	250	10,197
Cato Corp. Class A	185	3,191
Chipotle Mexican Grill Inc. Class B(a)	117	9,941
CKE Restaurants Inc.	310	3,252
Collective Brands Inc.(a)(b)	666	8,238
CSK Auto Corp.(a)	917	10,940
CVS Caremark Corp.	9,072	366,237
Darden Restaurants Inc.	961	34,192
Delhaize Group SP ADR	589	50,984
Dick’s Sporting Goods Inc.(a)(b)	606	17,332
Dillard’s Inc. Class A	620	12,648
Family Dollar Stores Inc.	1,053	22,534
GameStop Corp. Class A(a)	616	33,905
Gap Inc. (The)	3,427	63,811
Genesco Inc.(a)	124	2,748
Home Depot Inc.	10,700	308,160
IHOP Corp.(b)	124	5,783
J.C. Penney Co. Inc.	1,228	52,190
Jack in the Box Inc.(a)	496	13,268
Kohl’s Corp.(a)	1,857	90,714
Landry’s Restaurants Inc.(b)	152	2,427
Limited Brands Inc.	2,133	39,503
Longs Drug Stores Corp.	185	7,411
Lowe’s Companies Inc.	9,318	234,720
Macy’s Inc.	2,769	70,028
McDonald’s Corp.	7,363	438,688
Men’s Wearhouse Inc. (The)	339	9,028
Movado Group Inc.	124	2,708
MSC Industrial Direct Co. Inc. Class A	399	19,455
New York & Co. Inc.(a)	1,313	8,338
99 Cents Only Stores(a)	922	8,768
Nordstrom Inc.	1,214	42,806
Nu Skin Enterprises Inc. Class A	341	6,114
OfficeMax Inc.	709	12,953
Penske Automotive Group Inc.	548	11,470

Regis Corp.	279	8,147
Rite Aid Corp.(a)	5,285	14,269
Saks Inc.(a)	775	10,083
Sonic Automotive Inc.	384	7,791
Stage Stores Inc.	606	9,538
Steak n Shake Co. (The)(a)	528	4,182
Talbots Inc. (The)(b)	556	4,465
Target Corp.	4,732	251,411
Tiffany & Co.	930	40,492
Tim Hortons Inc.	964	33,113
TJX Companies Inc. (The)	2,820	90,860
Triarc Companies Inc. Class B	665	4,721
Tween Brands Inc.(a)	260	4,940
Under Armour Inc. Class A(a)(b)	286	9,532
Walgreen Co.	6,249	217,778
Wal-Mart Stores Inc.	15,478	897,414
Wendy’s International Inc.	715	20,735
World Fuel Services Corp.	245	6,017
Yum! Brands Inc.	3,147	128,020

		4,182,184
SAVINGS & LOANS—0.11%
FirstFed Financial Corp.(a)(b)	200	3,056
Guaranty Financial Group Inc.(a)	227	1,737
New York Community Bancorp Inc.	2,148	40,103
NewAlliance Bancshares Inc.	981	13,204
Washington Mutual Inc.	5,699	70,041

		128,141
SEMICONDUCTORS—0.94%
Advanced Micro Devices Inc.(a)	4,145	24,704
Advanced Semiconductor Engineering Inc. ADR	7,260	37,462
Analog Devices Inc.	1,950	62,809
Emulex Corp.(a)	903	11,820
Fairchild Semiconductor International Inc. Class A(a)	1,079	14,070
Infineon Technologies AG ADR(a)	5,154	47,623
International Rectifier Corp.(a)	522	11,881
LSI Corp.(a)	5,802	35,972
MEMC Electronic Materials Inc.(a)	1,409	88,725
Micron Technology Inc.(a)	6,155	47,517
National Semiconductor Corp.	1,864	38,007
Semiconductor Manufacturing International Corp. ADR(a)	3,629	13,826
STMicroelectronics NV NYS	4,671	53,810
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	28,105	315,900
Teradyne Inc.(a)	1,274	16,931
Texas Instruments Inc.	8,465	246,839
United Microelectronics Corp. SP ADR(b)	16,749	57,952

		1,125,848
SOFTWARE—0.92%
American Reprographics Co.(a)	336	5,332
Automatic Data Processing Inc.	3,362	148,600
BMC Software Inc.(a)	1,426	49,568
Broadridge Financial Solutions Inc.	1,206	22,456
Dun & Bradstreet Corp. (The)	354	29,842
Fair Isaac Corp.	396	9,809
Fidelity National Information Services Inc.	1,264	45,580
Global Payments Inc.	496	21,953
IMS Health Inc.	1,411	34,922
Konami Corp. ADR	679	24,315
MasterCard Inc. Class A	464	129,066
Metavante Technologies Inc.(a)	791	18,644

NAVTEQ Corp.(a)	653	48,459
Red Hat Inc.(a)	1,538	31,637
Salesforce.com Inc.(a)	612	40,839
SAP AG SP ADR(b)	5,686	285,608
Satyam Computer Services Ltd. ADR	2,222	57,061
Sybase Inc.(a)	620	18,240
SYNNEX Corp.(a)	256	6,113
Total System Services Inc.	1,221	29,060
VeriFone Holdings Inc.(a)	672	7,520
Wipro Ltd. ADR	2,308	30,004

		1,094,628
TELECOMMUNICATIONS—7.73%
Alcatel-Lucent SP ADR	15,858	105,773
Amdocs Ltd.(a)	1,208	37,907
America Movil SAB de CV Series L ADR	5,347	309,912
American Tower Corp. Class A(a)	2,725	118,320
Anixter International Inc.(a)	216	12,306
AT&T Inc.	38,160	1,477,174
BCE Inc.	5,203	189,805
British Telecom PLC SP ADR	5,161	227,807
CenturyTel Inc.	759	24,630
China Mobile Hong Kong Ltd. SP ADR	5,248	453,007
China Netcom Group Corp. (Hong Kong) Ltd. SP ADR	432	26,374
China Telecom Corp. Ltd. ADR	1,001	67,658
China Unicom Ltd. ADR	4,154	89,602
Cincinnati Bell Inc.(a)	2,819	13,080
Citizens Communications Co.	2,196	23,541
CommScope Inc.(a)	488	23,204
Corning Inc.	9,964	266,138
Crown Castle International Corp.(a)	1,897	73,698
Deutsche Telekom AG SP ADR	18,943	338,133
Embarq Corp.	911	37,870
FairPoint Communications Inc.	742	6,834
France Telecom SA SP ADR	12,231	383,197
Harris Corp.	868	46,898
Hellenic Telecommunications Organization SA SP ADR	4,124	61,489
Hypercom Corp.(a)	1,001	4,274
KT Corp. SP ADR	1,322	30,565
Magyar Telekom PLC SP ADR	687	18,370
MasTec Inc.(a)	684	5,602
Mobile TeleSystems SP ADR	1,232	95,579
Motorola Inc.	14,491	144,330
NeuStar Inc. Class A(a)	656	18,047
Nippon Telegraph and Telephone Corp. ADR	5,067	108,890
Nokia OYJ SP ADR	24,768	744,774
Nortel Networks Corp.(a)	2,863	24,450
NTT DoCoMo Inc. SP ADR	10,530	154,265
Philippine Long Distance Telephone Co. SP ADR	565	34,522
Plantronics Inc.	557	13,875
Portugal Telecom SGPS SP ADR	5,239	62,344
PT Indosat Tbk ADR	374	12,465
PT Telekomunikasi Indonesia SP ADR	1,705	66,188
Qwest Communications International Inc.	9,371	48,354
Rostelecom SP ADR	384	26,554
SK Telecom Co. Ltd. ADR	1,947	43,944
Sprint Nextel Corp.	18,538	148,119
Syniverse Holdings Inc.(a)	484	7,604
Tata Communications Ltd. ADR	376	9,268

Telecom Argentina SA SP ADR(a)	715	12,555
Telecom Corp. of New Zealand Ltd. SP ADR	2,572	37,783
Telecom Italia SpA SP ADR	7,162	150,044

Telefonica SA SP ADR	8,764	757,034
Telefonos de Mexico SAB de CV Series L SP ADR	2,224	80,197
Telkom South Africa Ltd. SP ADR	347	23,683
TELUS Corp.	1,048	46,479
Turkcell Iletisim Hizmetleri AS ADR(a)	1,638	33,006
Verizon Communications Inc.	18,164	698,951
Vimpel-Communications SP ADR	2,091	63,065
Vodafone Group PLC SP ADR	33,545	1,062,035
Windstream Corp.	3,082	36,183

		9,237,755
TEXTILES—0.03%
Mohawk Industries Inc.(a)(b)	341	25,981
UniFirst Corp.	180	8,426

		34,407
TOYS, GAMES & HOBBIES—0.08%
Hasbro Inc.	992	35,276
Marvel Entertainment Inc.(a)	589	16,898
Mattel Inc.	2,443	45,806

		97,980
TRANSPORTATION—1.41%
Bristow Group Inc.(a)	269	14,190
Burlington Northern Santa Fe Corp.	1,885	193,307
Canadian National Railway Co.	2,958	154,970
Canadian Pacific Railway Ltd.	915	63,281
CHC Helicopter Corp. Class A	248	7,834
Con-way Inc.	430	19,888
CSX Corp.	2,614	164,551
FedEx Corp.	1,813	173,812
Frontline Ltd.	373	20,910
Genesee & Wyoming Inc. Class A(a)	273	9,741
Guangshen Railway Co. Ltd. SP ADR	337	9,733
Kansas City Southern Industries Inc.(a)(b)	551	24,839
Kirby Corp.(a)	426	23,362
Knight Transportation Inc.(b)	706	11,995
Norfolk Southern Corp.	2,448	145,852
Overseas Shipholding Group Inc.	264	19,869
Ryder System Inc.	403	27,593
Ship Finance International Ltd.	529	16,039
Teekay Corp.	432	19,716
Tsakos Energy Navigation Ltd.	248	8,060
Union Pacific Corp.	1,594	231,433
United Parcel Service Inc. Class B	4,439	321,428

		1,682,403
TRUCKING & LEASING—0.02%
GATX Corp.	491	21,604

		21,604
WATER—0.20%
American States Water Co.	312	10,926
Aqua America Inc.	777	14,320
California Water Service Group	274	10,604
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	370	18,733
Veolia Environnement ADR	2,528	183,154

		237,737

TOTAL COMMON STOCKS
(Cost: $122,486,455)		119,139,408

Security	Shares	Value

PREFERRED STOCKS—0.05%

ELECTRIC—0.01%
Companhia Paranaense de Energia SP ADR	956	16,634

		16,634
FOREST PRODUCTS & PAPER—0.04%
Aracruz Celulose SA SP ADR	398	32,079
Votorantim Celulose e Papel SA SP ADR	420	13,352

		45,431
REAL ESTATE INVESTMENT TRUSTS—0.00%
Public Storage Class A, 6.13%	62	1,581

		1,581

TOTAL PREFERRED STOCKS
(Cost: $52,819)		63,646

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.06%

MONEY MARKET FUNDS—1.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.85%(c)(d)	193,191	193,191
BGI Cash Premier Fund LLC
2.90%(c)(d)(e)	1,073,014	1,073,014

		1,266,205

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,266,205)		1,266,205

TOTAL INVESTMENTS IN SECURITIES—100.81%
(Cost: $123,805,479)		120,469,259
Other Assets, Less Liabilities—(0.81)%		(970,289)

NET ASSETS—100.00%		$119,498,970

ADR - American Depositary Receipts
NVS - Non-Voting Shares
NYS - New York Registered Shares
SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

April 30, 2008

Security	Shares	Value

COMMON STOCKS—99.89%

AEROSPACE & DEFENSE—2.81%
Boeing Co. (The)	10,226	$867,778.00
General Dynamics Corp.	5,031	454,903
Lockheed Martin Corp.	4,865	515,885
United Technologies Corp.	13,555	982,331

		2,820,897
AGRICULTURE—1.55%
Altria Group Inc.	31,414	628,280
Monsanto Co.	8,102	923,790

		1,552,070
BANKS—6.41%
Bank of America Corp.	67,402	2,530,271
Bank of New York Mellon Corp. (The)	17,049	742,143
U.S. Bancorp	25,848	875,989
Wachovia Corp.	29,726	866,513
Wells Fargo & Co.	47,888	1,424,668

		6,439,584
BEVERAGES—4.06%
Anheuser-Busch Companies Inc.	10,989	540,659
Coca-Cola Co. (The)	31,902	1,878,071
PepsiCo Inc.	24,214	1,659,385

		4,078,115
BIOTECHNOLOGY—0.47%
Genentech Inc.(a)	6,943	473,513

		473,513
CHEMICALS—1.49%
Dow Chemical Co. (The)	14,142	567,801
E.I. du Pont de Nemours and Co.	13,462	658,426
Mosaic Co. (The)(a)	2,198	269,277

		1,495,504
COMPUTERS—4.73%
EMC Corp.(a)	31,429	484,007
Hewlett-Packard Co.	38,633	1,790,640
International Business Machines Corp.	20,470	2,470,729

		4,745,376
COSMETICS & PERSONAL CARE—3.63%
Colgate-Palmolive Co.	7,757	548,420
Procter & Gamble Co. (The)	46,113	3,091,877

		3,640,297
DIVERSIFIED FINANCIAL SERVICES—8.90%
American Express Co.	15,342	736,723
Citigroup Inc.	78,016	1,971,464

CME Group Inc.	799	365,503
Federal National Mortgage Association	14,672	415,218
Franklin Resources Inc.	2,418	230,073
Goldman Sachs Group Inc. (The)	5,390	1,031,484
JPMorgan Chase & Co.	50,707	2,416,189
Lehman Brothers Holdings Inc.	7,988	353,389
Merrill Lynch & Co. Inc.	13,672	681,276
Morgan Stanley	15,084	733,082

		8,934,401
ELECTRIC—1.64%
Dominion Resources Inc.	8,630	374,456
Exelon Corp.	9,881	844,628
Southern Co. (The)	11,395	424,236

		1,643,320
ELECTRICAL COMPONENTS & EQUIPMENT—0.62%
Emerson Electric Co.	11,860	619,804

		619,804
FOOD—0.67%
Kraft Foods Inc.	21,183	670,018

		670,018
HEALTH CARE - PRODUCTS—4.43%
Alcon Inc.	1,146	181,068
Baxter International Inc.	9,495	591,728
Johnson & Johnson	42,444	2,847,568
Medtronic Inc.	17,066	830,773

		4,451,137
HEALTH CARE - SERVICES—1.01%
UnitedHealth Group Inc.	18,737	611,388
WellPoint Inc.(a)	8,106	403,273

		1,014,661
HOLDING COMPANIES - DIVERSIFIED—0.69%
Berkshire Hathaway Inc. Class B(a)	156	695,292

		695,292
HOUSEHOLD PRODUCTS & WARES—0.41%
Kimberly-Clark Corp.	6,366	407,360

		407,360
INSURANCE—3.32%
Allstate Corp. (The)	8,393	422,671
American International Group Inc.	33,404	1,543,265
MetLife Inc.	6,484	394,551
Prudential Financial Inc.	6,649	503,396
Travelers Companies Inc. (The)	9,290	468,216

		3,332,099
LEISURE TIME—0.25%
Carnival Corp.	6,337	254,557

		254,557
LODGING—0.12%
Las Vegas Sands Corp.(a)(b)	1,575	120,046

		120,046
MACHINERY—1.31%
Caterpillar Inc.	9,343	765,005

Deere & Co.	6,523	548,389

		1,313,394
MANUFACTURING—6.58%
General Electric Co.	149,619	4,892,541
Honeywell International Inc.	10,250	608,850
Illinois Tool Works Inc.	6,808	355,990
3M Co.	9,716	747,160

		6,604,541
MEDIA—2.14%
News Corp. Class A	27,177	486,468
Time Warner Inc.	54,119	803,667
Walt Disney Co. (The)	26,422	856,865

		2,147,000
MINING—1.20%
Alcoa Inc.	12,196	424,177
Freeport-McMoRan Copper & Gold Inc.	5,708	649,285
Southern Copper Corp.	1,103	126,580

		1,200,042
OIL & GAS—16.28%
Apache Corp.	4,913	661,683
Chevron Corp.	31,118	2,991,996
ConocoPhillips	21,659	1,865,923
Devon Energy Corp.	6,277	711,812
Exxon Mobil Corp.	80,639	7,505,072
Marathon Oil Corp.	10,637	484,728
Occidental Petroleum Corp.	12,315	1,024,731
Transocean Inc.(a)	4,731	697,633
Valero Energy Corp.	8,210	401,058

		16,344,636
OIL & GAS SERVICES—2.39%
Halliburton Co.	13,195	605,782
Schlumberger Ltd.	17,870	1,796,829

		2,402,611
PHARMACEUTICALS—7.17%
Abbott Laboratories	23,083	1,217,628
Bristol-Myers Squibb Co.	29,466	647,368
Eli Lilly and Co.	14,478	696,971
Merck & Co. Inc.	32,639	1,241,588
Pfizer Inc.	102,344	2,058,138
Schering-Plough Corp.	24,255	446,535
Wyeth	19,976	888,333

		7,196,561
RETAIL—6.40%
CVS Caremark Corp.	21,438	865,452
Home Depot Inc.	25,153	724,406
Lowe’s Companies Inc.	21,902	551,711
McDonald’s Corp.	17,242	1,027,278
Target Corp.	11,107	590,115
Walgreen Co.	14,845	517,348
Wal-Mart Stores Inc.	37,063	2,148,913

		6,425,223
SEMICONDUCTORS—0.58%
Texas Instruments Inc.	19,860	579,118

		579,118

TELECOMMUNICATIONS—6.44%
AT&T Inc.	90,438	3,500,856
Corning Inc.	23,424	625,655
Motorola Inc.	33,925	337,893
Sprint Nextel Corp.	41,660	332,863
Verizon Communications Inc.	43,462	1,672,418

		6,469,685
TRANSPORTATION—2.19%
Burlington Northern Santa Fe Corp.	4,676	479,524
FedEx Corp.	4,290	411,282
Union Pacific Corp.	3,933	571,032
United Parcel Service Inc. Class B	10,211	739,379

		2,201,217

TOTAL COMMON STOCKS
(Cost: $109,169,914)		100,272,079

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.19%

MONEY MARKET FUNDS—0.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.85%(c)(d)	172,513	172,513
BGI Cash Premier Fund LLC
2.90%(c)(d)(e)	15,221	15,221

		187,734

TOTAL SHORT-TERM INVESTMENTS
(Cost: $187,734)		187,734

TOTAL INVESTMENTS IN SECURITIES—100.08%
(Cost: $109,357,648)		100,459,813
Other Assets, Less Liabilities—(0.08)%		(80,383)

NET ASSETS—100.00%		$100,379,430

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares FTSE Developed Small Cap ex-North America, iShares FTSE/Xinhua China 25, iShares S&P North American Natural Resources Sector (formerly iShares S&P GSSITM Natural Resources), iShares S&P North American Technology-Multimedia Networking (formerly iShares S&P GSTITM Networking), iShares S&P North American Technology-Semiconductors (formerly iShares S&P GSTITM Semiconductor), iShares S&P North American Technology-Software (formerly iShares S&P GSTITM Software), iShares S&P North American Technology Sector (formerly iShares S&P GSTITM Technology), iShares MSCI ACWI, iShares ACWI ex US, iShares MSCI EAFE, iShares MSCI EAFE Growth, iShares MSCI EAFE Value, iShares MSCI EAFE Small Cap, iShares MSCI Kokusai, iShares NYSE Composite and iShares NYSE 100 Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares FTSE Developed Small Cap ex-North America Index Fund commenced operations on November 12, 2007 and both the iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Kokusai Index Fund commenced operations on December 10, 2007. The iShares MSCI ACWI and iShares MSCI ACWI ex US Index Funds commenced operations on March 26, 2008.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of April 30, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE Developed Small Cap ex-North America	$18,589,127	$1,001,128	$(1,701,361)	$(700,233)
FTSE/Xinhua China 25	7,997,543,594	766,941,270	(40,366,292)	726,574,978
S&P North American Natural Resources Sector	1,935,771,337	586,698,238	(52,543,372)	534,154,866
S&P North American Technology-Multimedia Networking	154,094,791	—	(47,513,785)	(47,513,785)
S&P North American Technology-Semiconductor	401,383,267	—	(59,808,993)	(59,808,993)
S&P North American Technology-Software	425,544,012	2,463,785	(41,769,798)	(39,306,013)
S&P North American Technology Sector	407,002,081	11,291,664	(58,114,146)	(46,822,482)
MSCI ACWI	9,935,957	656,623	(140,249)	516,374
MSCI ACWI ex US	10,028,032	769,274	(128,141)	641,133
MSCI EAFE	40,201,853,303	9,827,426,685	(1,239,244,030)	8,588,182,655
MSCI EAFE Growth	1,341,596,699	107,287,967	(57,727,935)	49,560,032
MSCI EAFE Value	1,112,059,348	68,672,106	(95,290,203)	(26,618,097)
MSCI EAFE Small Cap	47,404,169	2,714,616	(2,747,178)	(32,562)
MSCI Kokusai	19,155,672	416,085	(925,984)	(509,899)
NYSE Composite	123,988,318	8,733,315	(12,252,374)	(3,519,059)
NYSE 100	109,726,868	4,634,569	(13,901,624)	(9,267,055)

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 3 for additional information regarding the Premier Fund.

The following table provides information about the direct investment by certain Funds (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities, for the three quarters ended April 30, 2008.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Loss
MSCI ACWI
Barclays PLC	—	2	—	2	$20,487	$—	$—
MSCI ACWI ex US
Barclays PLC	—	4	—	4	39,727	—	—
MSCI EAFE
Barclays PLC	21,121	5,199	2,682	23,638	213,716,022	15,757,028	(4,423,249)
MSCI EAFE Value
Barclays PLC	1,122	139	157	1,104	9,982,310	751,099	(532,788)
MSCI Kokusai
Barclays PLC	—	5	—	5	47,014	1,164	—
NYSE Composite
Barclays PLC SP ADR	10	5	5	10	380,744	28,210	(12,426)

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of April 30, 2008, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: June 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: June 25, 2008

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: June 25, 2008